UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:          811-07852

USAA Mutual Funds Trust

(Exact name of registrant as specified in charter)

15935 La Cantera Pkwy, Building Two, San Antonio, Texas	78256
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-235-8396

Date of fiscal year end: May 31

Date of reporting period: November 30, 2020

Item 1. Reports to Stockholders.

NOVEMBER 30, 2020

Semi Annual Report

USAA Cornerstone Aggressive Fund

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports may no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396 or by submitting your request via email to TA.Processing@FISGlobal.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396 or submitting your request via email to TA.Processing@FISGlobal.com.

Your election to receive reports in paper will apply to all funds held with the USAA Mutual Funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member of FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logo are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	22
Statement of Operations	23
Statements of Changes in Net Assets	24
Financial Highlights	26
Notes to Financial Statements	28
Supplemental Information	40
Proxy Voting and Portfolio Holdings Information	40
Expense Example	40
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

1

USAA Mutual Funds Trust USAA Cornerstone Aggressive Fund	November 30, 2020

  (Unaudited)

Investment Objective & Portfolio Holdings:

The Fund's investment objective is to seek capital appreciation over the long term and also considers the potential for current income.

Asset Allocation*:

November 30, 2020

(% of Net Assets)

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

2

USAA Mutual Funds Trust USAA Cornerstone Aggressive Fund	Schedule of Portfolio Investments November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (0.8%)
American Express Credit Account Master Trust, Series 2019-2, Class B, 2.86%, 11/15/24	$187	$193
Americredit Automobile Receivables Trust, Series 2018-1, Class C, 3.50%, 1/18/24, Callable 7/18/22 @ 100	240	249
Americredit Automobile Receivables Trust, Series 2018-2, Class A3, 3.15%, 3/20/23, Callable 10/18/22 @ 100	45	46
ARI Fleet Lease Trust, Series 2020-A, Class A3, 1.80%, 8/15/28, Callable 3/15/23 @ 100 (a)	50	51
Canadian Pacer Auto Receivables Trust, Series 2018-1A, Class C, 3.82%, 4/19/24, Callable 5/19/21 @ 100 (a)	137	139
CarMax Auto Owner Trust, Series 2020-1, Class B, 2.21%, 9/15/25, Callable 8/15/23 @ 100	71	74
Credit Acceptance Auto Loan Trust, Series 2018-3A, Class A, 3.55%, 8/15/27, Callable 10/15/21 @ 100 (a)	110	111
Dell Equipment Finance Trust, Series 2020-1, Class A3, 2.24%, 2/22/23, Callable 8/22/22 @ 100 (a)	35	36
Drive Auto Receivables Trust, Series 2019-1, Class C, 3.78%, 4/15/25, Callable 9/15/22 @ 100	82	84
Drive Auto Receivables Trust, Series 2018-4, Class D, 4.09%, 1/15/26, Callable 7/15/22 @ 100	62	64
Enterprise Fleet Financing LLC, Series 2020-1, Class A3, 1.86%, 12/22/25 (a)	46	48
Evergreen Credit Card Trust, Series 2019-2, Class A, 1.90%, 9/15/24 (a)	127	131
Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.26%, 4/15/24, Callable 5/15/23 @ 100 (a)	57	58
Exeter Automobile Receivables Trust, Series 2017-3A, Class D, 5.28%, 10/15/24, Callable 4/15/22 @ 100 (a)	50	52
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30%, 3/15/24, Callable 12/15/22 @ 100 (a)	110	112
Ford Credit Auto Owner Trust, Series 2019-A, Class A3, 2.78%, 9/15/23, Callable 12/15/22 @ 100	40	41
Ford Credit Auto Owner Trust, Series 2020-1, Class B, 2.29%, 8/15/31, Callable 2/15/25 @ 100 (a)	75	78
Great American Auto Leasing, Inc., Series 2019-1, Class A3, 3.05%, 9/15/22, Callable 12/15/22 @ 100 (a)	51	52
Hertz Vehicle Financing II LP, Series 2019-3A, Class A, 2.67%, 12/26/25 (a)	24	24
HPEFS Equipment Trust, Series 2019-1A, Class C, 2.49%, 9/20/29, Callable 5/20/22 @ 100 (a)	50	51
HPEFS Equipment Trust, Series 2020-1A, Class B, 1.89%, 2/20/30, Callable 12/20/22 @ 100 (a)	29	29
MMAF Equipment Finance LLC, Series 2017-B, Class A4, 2.41%, 11/15/24, Callable 6/15/22 @ 100 (a)	112	114
Navient Student Loan Trust, Series 2015-2, Class B, 1.65% (LIBOR01M+150bps), 8/25/50, Callable 1/25/29 @ 100 (b)	50	47
NP SPE II LLC, Series 2017-1A, Class A1, 3.37%, 10/21/47, Callable 10/20/27 @ 100 (a)	31	32
OSCAR US Funding Trust IX LLC, Series 2018-2A, Class A4, 3.63%, 9/10/25 (a)	280	292
SCF Equipment Leasing LLC, Series 2017-2A, Class A, 3.41%, 12/20/23, Callable 12/20/20 @ 100 (a)	20	20

See notes to financial statements.

3

USAA Mutual Funds Trust USAA Cornerstone Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
SCF Equipment Leasing LLC, Series 2020-1A, Class B, 2.02%, 3/20/28, Callable 7/20/25 @ 100 (a)	$47	$47
Synchrony Credit Card Master Note Trust, Series 2016-2, Class C, 2.95%, 5/15/24	137	138
Synchrony Credit Card Master Note Trust, Series 2018-2, Class A, 3.47%, 5/15/26	199	213
Transportation Finance Equipment Trust, Series 2019-1, Class A4, 1.88%, 3/25/24, Callable 6/23/23 @ 100 (a)	112	115
Westlake Automobile Receivables Trust, Series 2020-1A, Class B, 1.94%, 4/15/25, Callable 7/15/23 @ 100 (a)	188	191
Westlake Automobile Receivables Trust, Series 2018-2A, Class D, 4.00%, 1/16/24, Callable 1/15/22 @ 100 (a)	150	153
Total Asset-Backed Securities (Cost $3,020)		3,085
Collateralized Mortgage Obligations (0.3%)
Banc of America Commercial Mortgage Trust, Series 2008-1, Class AJ, 6.79%, 2/10/51 (c)	7	7
Banc of America Commercial Mortgage Trust, Series 2006-3, Class AM, 5.86%, 7/10/44 (c)	39	8
Barclays Commercial Mortgage Trust, Series 2019-C5, Class ASB, 2.99%, 11/15/52	87	96
Benchmark Mortgage Trust, Series 2020-B17, Class ASB, 2.18%, 3/15/53, Callable 11/15/29 @ 100	75	79
Benchmark Mortgage Trust, Series 2019-B14, Class A5, 3.05%, 12/15/61	150	168
BTH Mortgage-Backed Securities Trust, Series 2018-21, Class A, 2.65% (LIBOR01M+250bps), 10/7/21 (a) (b)	160	159
BX Trust, Series 2019-OC11, Class A, 3.20%, 12/9/41 (a)	69	74
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class AAB, 2.61%, 1/15/53	75	81
Citigroup Commercial Mortgage Trust, Series 2020-555, Class A, 2.65%, 12/10/41 (a)	112	117
COMM Mortgage Trust, Series 2014-277P, Class A, 3.73%, 8/10/49, Callable 8/10/24 @ 100 (a) (c)	61	66
COMM Mortgage Trust, Series 2019-GC44, Class ASB, 2.87%, 8/15/57	112	123
Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class AMFL, 0.33% (LIBOR01M+19bps), 2/15/40 (b)	1	1
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA, 2.06%, 1/15/49, Callable 11/15/25 @ 100 (c) (d)	572	43
GE Commercial Mortgage Corp., Series 2007-C1, Class AM, 5.61%, 12/10/49 (c)	12	6
GS Mortgage Securities Trust, Series 2020-GC45, Class AAB, 2.84%, 2/13/53	40	44
GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.91%, 2/13/53	47	52
Manhattan West, Series 2020-1MW, Class A, 2.13%, 9/10/40 (a)	39	40
UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, 2.25%, 5/10/45, Callable 4/10/22 @ 100 (a) (c) (d)	767	14
Total Collateralized Mortgage Obligations (Cost $1,165)		1,178

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Cornerstone Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (33.5%)
Communication Services (2.3%):
Activision Blizzard, Inc.	7,071	$562
Alphabet, Inc. Class C (e)	922	1,623
AMC Networks, Inc. Class A (e) (f)	3,170	105
AT&T, Inc.	24,840	714
Cargurus, Inc. (e)	3,017	76
Charter Communications, Inc. Class A (e)	891	581
Comcast Corp. Class A	14,953	751
Facebook, Inc. Class A (e)	4,324	1,198
Gray Television, Inc. (e)	4,853	86
Match Group, Inc. (e)	3,946	549
Sinclair Broadcast Group, Inc. Class A (f)	1,372	37
Sirius XM Holdings, Inc. (f)	76,635	497
T-Mobile U.S., Inc. (e)	4,208	559
Verizon Communications, Inc.	12,632	763
Zillow Group, Inc. Class C (e)	4,624	499
		8,600
Consumer Discretionary (3.4%):
Amazon.com, Inc. (e)	610	1,932
AutoNation, Inc. (e)	1,382	85
AutoZone, Inc. (e)	445	506
Big Lots, Inc.	1,866	96
Booking Holdings, Inc. (e)	280	568
Cracker Barrel Old Country Store, Inc.	521	73
Crocs, Inc. (e)	1,318	78
Deckers Outdoor Corp. (e)	345	88
Dick's Sporting Goods, Inc.	1,413	80
Dollar General Corp.	2,520	551
Domino's Pizza, Inc.	1,285	504
eBay, Inc.	10,933	551
Foot Locker, Inc.	2,462	92
Ford Motor Co.	58,948	535
General Motors Co.	12,752	559
Gentex Corp.	2,105	69
Group 1 Automotive, Inc.	831	99
H&R Block, Inc.	3,312	62
Hanesbrands, Inc.	5,985	85
Harley-Davidson, Inc.	2,434	98
KB Home	1,505	53
Kontoor Brands, Inc.	2,163	90
La-Z-Boy, Inc.	1,429	53
Lennar Corp. Class A	6,748	512
Lowe's Cos., Inc.	4,095	638
O'Reilly Automotive, Inc. (e)	1,129	499
Peloton Interactive, Inc. Class A (e)	4,599	535
Penske Automotive Group, Inc.	703	39
Pool Corp.	276	96
Qurate Retail, Inc. Class A	6,577	69

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Cornerstone Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
RH (e)	201	$91
Sally Beauty Holdings, Inc. (e)	3,022	35
Sleep Number Corp. (e)	833	58
Steven Madden Ltd.	1,399	44
Tesla, Inc. (e)	1,780	1,010
Texas Roadhouse, Inc.	912	69
The Home Depot, Inc.	5,831	1,618
The ODP Corp. (e)	735	21
Toll Brothers, Inc.	1,755	83
Williams-Sonoma, Inc.	927	101
Wingstop, Inc.	390	50
		12,475
Consumer Staples (1.8%):
Altria Group, Inc.	13,890	553
Cal-Maine Foods, Inc. (e)	959	37
Colgate-Palmolive Co.	6,567	562
Flowers Foods, Inc.	2,727	60
Hostess Brands, Inc. (e)	3,715	50
Ingles Markets, Inc. Class A	1,775	67
Kimberly-Clark Corp.	3,739	521
Monster Beverage Corp. (e)	5,994	508
Philip Morris International, Inc.	15,759	1,194
Pilgrim's Pride Corp. (e)	3,528	67
Sprouts Farmers Market, Inc. (e)	2,988	63
The Clorox Co.	4,881	991
The Kroger Co.	15,563	514
The Procter & Gamble Co.	6,028	837
U.S. Foods Holding Corp. (e)	2,364	74
Walgreens Boots Alliance, Inc.	13,521	514
WD-40 Co.	274	70
Weis Markets, Inc. (g)	999	48
		6,730
Energy (1.0%):
Arch Resources, Inc. (e)	3,038	102
Cabot Oil & Gas Corp.	28,058	492
Cactus, Inc. Class A	2,188	51
Chevron Corp.	7,920	690
ConocoPhillips	26,872	1,063
Continental Resources, Inc. (f)	3,640	56
Halliburton Co.	30,727	510
HollyFrontier Corp.	1,692	39
Phillips 66	8,531	517
Renewable Energy Group, Inc. (e)	2,210	128
		3,648
Financials (4.3%):
Affiliated Managers Group, Inc.	954	83
AGNC Investment Corp.	1,826	28
Annaly Capital Management, Inc.	4,844	39

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Cornerstone Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Aon PLC Class A	2,594	$532
Artisan Partners Asset Management, Inc. Class A	1,028	46
BancFirst Corp.	790	43
Bank of Hawaii Corp.	1,639	123
BankUnited, Inc.	2,281	65
Berkshire Hathaway, Inc. Class B (e)	3,634	832
Brown & Brown, Inc.	10,266	462
Capital One Financial Corp.	6,096	522
Cathay General Bancorp	3,043	86
Cohen & Steers, Inc.	1,247	88
Cullen/Frost Bankers, Inc.	1,158	97
Employers Holdings, Inc.	1,465	45
Essent Group Ltd.	2,326	102
First Republic Bank	3,705	480
Flagstar Bancorp, Inc.	3,469	122
Goosehead Insurance, Inc. Class A	523	64
Great Western Bancorp, Inc.	2,507	41
Hamilton Lane, Inc. Class A	893	62
International Bancshares Corp.	4,914	159
KeyCorp	31,454	486
LPL Financial Holdings, Inc.	638	58
MarketAxess Holdings, Inc.	957	516
Marsh & McLennan Cos., Inc.	4,712	540
MetLife, Inc.	11,581	535
MGIC Investment Corp.	4,529	54
Moody's Corp.	1,894	535
Morgan Stanley	9,783	605
Mr. Cooper Group, Inc. (e)	4,926	131
MSCI, Inc.	2,529	1,035
National General Holdings Corp.	2,178	74
Nelnet, Inc. Class A	701	48
NMI Holdings, Inc. Class A (e)	3,443	76
OneMain Holdings, Inc.	1,915	75
Preferred Bank	823	30
Primerica, Inc.	542	71
Prudential Financial, Inc.	6,784	513
Radian Group, Inc.	7,423	140
S&P Global, Inc.	3,321	1,168
ServisFirst Bancshares, Inc.	1,295	49
State Street Corp.	7,437	524
SVB Financial Group (e)	2,793	963
Synovus Financial Corp.	1,391	44
T. Rowe Price Group, Inc.	3,630	521
The Allstate Corp.	5,044	516
The Goldman Sachs Group, Inc.	2,539	586
The Progressive Corp.	11,312	985
TPG RE Finance Trust, Inc.	2,805	29
Universal Insurance Holdings, Inc.	3,969	55
Webster Financial Corp.	1,576	60
Wells Fargo & Co.	23,092	632

See notes to financial statements.

7

USAA Mutual Funds Trust USAA Cornerstone Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Western Alliance Bancorp	2,437	$125
		15,900
Health Care (5.6%):
AbbVie, Inc.	6,914	723
Acadia Healthcare Co., Inc. (e)	1,187	50
Amedisys, Inc. (e)	380	93
Amgen, Inc.	5,537	1,229
AMN Healthcare Services, Inc. (e)	1,843	120
Amneal Pharmaceuticals, Inc. (e)	14,634	58
Anthem, Inc.	1,819	567
Biogen, Inc. (e)	4,388	1,054
Bio-Rad Laboratories, Inc. Class A (e)	847	456
Bristol-Myers Squibb Co.	10,322	644
Bruker Corp.	1,863	94
Cerner Corp.	6,842	512
Chemed Corp.	229	110
Cigna Corp.	2,742	573
Corcept Therapeutics, Inc. (e)	5,233	118
CVS Health Corp.	8,809	597
Danaher Corp.	2,742	616
DexCom, Inc. (e)	1,521	486
Eli Lilly & Co.	4,296	626
Emergent BioSolutions, Inc. (e)	765	63
Encompass Health Corp.	1,208	97
Exelixis, Inc. (e)	6,734	129
Gilead Sciences, Inc. (g)	9,283	563
HCA Healthcare, Inc.	3,523	529
Hill-Rom Holdings, Inc.	1,071	102
IDEXX Laboratories, Inc. (e)	1,159	534
Innoviva, Inc. (e)	9,256	97
Johnson & Johnson (g)	12,222	1,768
Ligand Pharmaceuticals, Inc. (e) (f)	738	62
MEDNAX, Inc. (e)	4,273	86
Medpace Holdings, Inc. (e)	557	72
Merck & Co., Inc.	8,641	695
Meridian Bioscience, Inc. (e)	3,230	61
Mettler-Toledo International, Inc. (e)	443	509
NuVasive, Inc. (e)	1,525	71
Owens & Minor, Inc.	4,080	105
PerkinElmer, Inc.	944	126
Pfizer, Inc.	19,556	749
PRA Health Sciences, Inc. (e)	734	82
Premier, Inc. Class A	3,020	107
Prestige Consumer Healthcare, Inc. (e)	3,047	108
Quidel Corp. (e)	303	59
ResMed, Inc.	2,384	500
Select Medical Holdings Corp. (e)	4,246	102
Simulations Plus, Inc.	795	45
Supernus Pharmaceuticals, Inc. (e)	4,355	93
Tenet Healthcare Corp. (e)	3,643	115

See notes to financial statements.

8

USAA Mutual Funds Trust USAA Cornerstone Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
The Ensign Group, Inc.	1,788	$129
Thermo Fisher Scientific, Inc.	1,437	668
United Therapeutics Corp. (e)	883	117
UnitedHealth Group, Inc.	4,896	1,647
Veeva Systems, Inc. Class A (e)	1,882	521
Waters Corp. (e)	2,189	508
West Pharmaceutical Services, Inc.	1,748	481
		20,426
Industrials (3.4%):
3M Co.	6,803	1,175
AAON, Inc.	707	46
ACCO Brands Corp.	5,030	39
AECOM (e)	1,830	95
Allison Transmission Holdings, Inc.	2,333	96
Apogee Enterprises, Inc.	2,012	53
ArcBest Corp.	1,447	61
Atkore International Group, Inc. (e)	1,866	73
Carrier Global Corp.	12,788	487
Cimpress PLC (e)	614	55
Crane Co.	1,221	85
CSW Industrials, Inc.	676	72
CSX Corp.	6,196	558
Cummins, Inc.	2,263	523
Eaton Corp. PLC	4,638	562
EnPro Industries, Inc.	636	45
Equifax, Inc.	2,784	465
FedEx Corp.	1,891	542
Fortune Brands Home & Security, Inc.	5,734	479
General Dynamics Corp.	3,474	519
Graco, Inc.	680	46
GrafTech International Ltd.	10,397	82
Herman Miller, Inc.	3,035	108
Hillenbrand, Inc.	1,521	57
HNI Corp.	2,058	75
Illinois Tool Works, Inc.	2,612	551
Insperity, Inc.	1,137	97
Kforce, Inc.	1,183	49
Lockheed Martin Corp.	1,531	559
ManpowerGroup, Inc.	552	48
Masonite International Corp. (e)	708	71
MasTec, Inc. (e)	1,971	112
MSC Industrial Direct Co., Inc.	1,157	96
Northrop Grumman Corp.	1,735	524
nVent Electric PLC	2,218	51
Old Dominion Freight Line, Inc.	2,391	486
Oshkosh Corp.	1,142	92
Otis Worldwide Corp.	7,606	509
Regal Beloit Corp.	1,144	136
Rockwell Automation, Inc.	2,066	528
Rollins, Inc.	8,284	474

See notes to financial statements.

9

USAA Mutual Funds Trust USAA Cornerstone Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Rush Enterprises, Inc. Class A	2,697	$103
Simpson Manufacturing Co., Inc.	458	42
Steelcase, Inc. Class A	8,435	102
The Timken Co.	1,550	114
The Toro Co.	550	50
TriNet Group, Inc. (e)	1,133	85
Triton International Ltd.	1,399	63
Verisk Analytics, Inc.	2,461	488
W.W. Grainger, Inc.	1,193	499
Werner Enterprises, Inc.	1,408	56
WESCO International, Inc. (e)	1,718	112
		12,495
Information Technology (8.4%):
Accenture PLC Class A	2,668	665
Adobe, Inc. (e)	3,106	1,486
Apple, Inc.	68,236	8,124
Applied Materials, Inc.	7,421	612
Aspen Technology, Inc. (e)	656	88
Badger Meter, Inc.	1,029	85
Broadcom, Inc.	1,702	684
CACI International, Inc. Class A (e)	368	87
Cadence Design Systems, Inc. (e)	4,513	525
Cardtronics PLC Class A (e)	1,636	40
CDW Corp.	3,669	479
Cirrus Logic, Inc. (e)	1,303	104
Cisco Systems, Inc.	16,419	706
Cognizant Technology Solutions Corp. Class A	7,164	560
CoreLogic, Inc.	665	52
Coupa Software, Inc. (e)	1,636	538
CSG Systems International, Inc.	1,619	70
Digital Turbine, Inc. (e)	1,620	73
DocuSign, Inc. (e)	2,392	545
DXC Technology Co.	2,093	46
Fair Isaac Corp. (e)	166	79
HP, Inc.	49,785	1,092
Insight Enterprises, Inc. (e)	2,239	160
Intel Corp.	15,633	756
InterDigital, Inc.	656	39
International Business Machines Corp.	5,077	627
Intuit, Inc.	1,621	571
J2 Global, Inc. (e)	1,351	121
Jabil, Inc.	2,460	94
KBR, Inc.	3,255	90
Lam Research Corp.	2,530	1,145
Manhattan Associates, Inc. (e)	888	91
Mastercard, Inc. Class A	2,411	811
MAXIMUS, Inc.	1,701	122
Methode Electronics, Inc.	1,551	54
Micron Technology, Inc. (e)	9,254	593
Microsoft Corp. (g)	10,030	2,147

See notes to financial statements.

10

USAA Mutual Funds Trust USAA Cornerstone Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Monolithic Power Systems, Inc.	455	$146
NCR Corp. (e)	3,623	100
NIC, Inc.	3,603	84
NVIDIA Corp.	3,096	1,660
Oracle Corp.	10,951	632
Perspecta, Inc.	2,489	56
SMART Global Holdings, Inc. (e) (f)	3,180	98
SolarEdge Technologies, Inc. (e)	330	92
Square, Inc. Class A (e)	2,903	612
Super Micro Computer, Inc. (e)	2,522	71
SYNNEX Corp.	466	75
Teradyne, Inc.	673	74
Texas Instruments, Inc.	4,077	657
The Hackett Group, Inc.	5,610	79
The Trade Desk, Inc. Class A (e)	639	576
TTEC Holdings, Inc.	1,268	86
VeriSign, Inc. (e)	2,565	515
Vishay Intertechnology, Inc.	5,235	101
VMware, Inc. Class A (e) (f)	3,434	480
Vontier Corp. (e)	3,994	132
Zoom Video Communications, Inc. Class A (e)	1,288	616
		31,103
Materials (1.0%):
Air Products & Chemicals, Inc.	1,997	560
Ball Corp.	5,136	493
Berry Global Group, Inc. (e)	1,033	55
Huntsman Corp.	3,629	90
Hycroft Mining Holding Corp. (e)	997	8
LyondellBasell Industries NV Class A	12,230	1,041
Newmont Corp.	8,447	497
Reliance Steel & Aluminum Co.	1,090	128
Schweitzer-Mauduit International, Inc.	1,824	63
Silgan Holdings, Inc.	2,727	92
The Chemours Co.	4,055	99
The Sherwin-Williams Co.	757	566
Warrior Met Coal, Inc.	4,847	84
		3,776
Real Estate (1.2%):
Alexandria Real Estate Equities, Inc.	422	69
American Tower Corp.	1,479	342
AvalonBay Communities, Inc.	485	81
Boston Properties, Inc.	507	50
Brixmor Property Group, Inc.	4,106	63
Camden Property Trust	336	33
CBRE Group, Inc. Class A (e)	1,144	70
Crown Castle International Corp.	1,439	241
CubeSmart	3,602	117
Digital Realty Trust, Inc.	917	124
Duke Realty Corp.	1,268	48

See notes to financial statements.

11

USAA Mutual Funds Trust USAA Cornerstone Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Equinix, Inc.	293	$204
Equity LifeStyle Properties, Inc.	596	35
Equity Residential	1,290	75
Essex Property Trust, Inc.	233	57
Extra Space Storage, Inc.	452	51
Federal Realty Investment Trust	250	22
First Industrial Realty Trust, Inc.	3,943	165
Gaming and Leisure Properties, Inc.	2,867	119
Healthpeak Properties, Inc.	1,758	51
Host Hotels & Resorts, Inc.	2,391	33
Invitation Homes, Inc.	1,873	53
Iron Mountain, Inc.	974	27
iStar, Inc.	3,536	50
Jones Lang LaSalle, Inc. (e)	583	77
Kimco Realty Corp.	4,728	68
Lamar Advertising Co. Class A	987	79
LTC Properties, Inc.	2,923	108
Medical Properties Trust, Inc.	6,483	126
Mid-America Apartment Communities, Inc.	397	50
National Health Investors, Inc.	818	53
National Retail Properties, Inc.	607	23
Omega Healthcare Investors, Inc.	2,131	75
Outfront Media, Inc.	4,162	79
PotlatchDeltic Corp.	2,112	98
Prologis, Inc.	2,552	255
Public Storage	543	122
Realty Income Corp.	1,160	70
Regency Centers Corp.	591	27
SBA Communications Corp.	391	112
Simon Property Group, Inc.	1,061	88
Sun Communities, Inc.	322	45
Terreno Realty Corp.	2,670	155
UDR, Inc.	1,028	39
Ventas, Inc.	1,276	61
VEREIT, Inc.	3,748	27
VICI Properties, Inc.	1,580	40
Vornado Realty Trust	558	22
Welltower, Inc.	1,417	89
Weyerhaeuser Co.	2,520	73
WP Carey, Inc.	602	42
		4,283
Utilities (1.1%):
ALLETE, Inc.	1,096	62
Clearway Energy, Inc. Class C	1,763	52
Duke Energy Corp. (g)	6,169	572
Eversource Energy (g)	5,593	489
Exelon Corp.	12,572	516
IDACORP, Inc.	1,083	98
New Jersey Resources Corp.	1,986	66

See notes to financial statements.

12

USAA Mutual Funds Trust USAA Cornerstone Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
NextEra Energy, Inc. (g)	8,224	$605
NorthWestern Corp.	930	54
NRG Energy, Inc.	15,388	504
Southwest Gas Holdings, Inc.	1,223	78
The AES Corp.	23,109	472
WEC Energy Group, Inc. (g)	5,183	492
		4,060
Total Common Stocks (Cost $102,293)		123,496
Preferred Stocks (0.2%)
Communication Services (0.0%): (h)
Qwest Corp., 6.50%, 9/1/56	8,000	204
Consumer Staples (0.1%):
CHS, Inc., cumulative redeemable, Series 1, 7.88% (f) (i)	8,000	230
Dairy Farmers of America, Inc., cumulative redeemable, 7.88% (a) (i)	2,000	187
		417
Financials (0.1%):
Delphi Financial Group, Inc., 3.41% (LIBOR03M+319bps), 5/15/37 (b) (j)	12,000	237
Total Preferred Stocks (Cost $914)		858
Corporate Bonds (4.1%)
Communication Services (0.2%):
AT&T, Inc., 2.30%, 6/1/27, Callable 4/1/27 @ 100	$95	101
Fox Corp., 3.05%, 4/7/25, Callable 3/7/25 @ 100	53	58
The Walt Disney Co., 2.20%, 1/13/28	45	48
T-Mobile USA, Inc., 3.88%, 4/15/30, Callable 1/15/30 @ 100 (a) (g)	133	152
Verizon Communications, Inc., 4.50%, 8/10/33	224	285
		644
Consumer Discretionary (0.1%):
AutoNation, Inc., 4.75%, 6/1/30, Callable 3/1/30 @ 100	38	46
General Motors Co., 6.80%, 10/1/27, Callable 8/1/27 @ 100 (g)	42	54
Hasbro, Inc., 3.55%, 11/19/26, Callable 9/19/26 @ 100	90	100
Nordstrom, Inc., 4.38%, 4/1/30, Callable 1/1/30 @ 100	75	72
VF Corp., 2.95%, 4/23/30, Callable 1/23/30 @ 100	53	58
		330
Consumer Staples (0.4%):
Altria Group, Inc., 3.40%, 5/6/30, Callable 2/6/30 @ 100	49	54
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36, Callable 8/1/35 @ 100	187	238
BAT Capital Corp., 2.79%, 9/6/24, Callable 8/6/24 @ 100	200	214
Kraft Heinz Foods Co., 3.75%, 4/1/30, Callable 1/1/30 @ 100 (a)	84	91
McCormick & Co., Inc., 2.50%, 4/15/30, Callable 1/15/30 @ 100	32	34
PepsiCo, Inc., 2.25%, 3/19/25, Callable 2/19/25 @ 100	175	187
Sysco Corp., 5.95%, 4/1/30, Callable 1/1/30 @ 100	44	58
The Coca-Cola Co., 3.45%, 3/25/30	250	295

See notes to financial statements.

13

USAA Mutual Funds Trust USAA Cornerstone Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
The Procter & Gamble Co., 3.00%, 3/25/30	$74	$86
Unilever Capital Corp., 2.60%, 5/5/24, Callable 3/5/24 @ 100	150	160
		1,417
Energy (0.6%):
Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100 (a)	143	161
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29, Callable 5/18/29 @ 100	187	205
Enable Midstream Partners LP, 4.15%, 9/15/29, Callable 6/15/29 @ 100	150	139
Enbridge Energy Partners LP, 7.38%, 10/15/45, Callable 4/15/45 @ 100 (g)	100	150
Enterprise Products Operating LLC, 2.80%, 1/31/30, Callable 10/31/29 @ 100	112	121
EOG Resources, Inc., 4.38%, 4/15/30, Callable 1/15/30 @ 100	34	41
EQM Midstream Partners LP, 4.75%, 7/15/23, Callable 6/15/23 @ 100 (g)	400	408
EQT Corp., 8.75%, 2/1/30, Callable 11/1/29 @ 100	77	97
Exxon Mobil Corp., 2.99%, 3/19/25, Callable 2/19/25 @ 100 (g)	188	206
Florida Gas Transmission Co. LLC, 2.55%, 7/1/30, Callable 4/1/30 @ 100 (a)	38	40
Marathon Petroleum Corp., 4.70%, 5/1/25, Callable 4/1/25 @ 100	49	56
Midwest Connector Capital Co. LLC, 4.63%, 4/1/29, Callable 1/1/29 @ 100 (a)	92	93
National Oilwell Varco, Inc., 3.60%, 12/1/29, Callable 9/1/29 @ 100	150	152
Occidental Petroleum Corp., 4.40%, 8/15/49, Callable 2/15/49 @ 100	75	61
ONEOK, Inc., 6.35%, 1/15/31, Callable 10/15/30 @ 100	46	57
Rockies Express Pipeline LLC, 4.80%, 5/15/30, Callable 2/15/30 @ 100 (a)	75	73
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 3/1/30	75	82
Western Midstream Operating LP, 3.10%, 2/1/25, Callable 1/1/25 @ 100	78	78
		2,220
Financials (1.1%):
Ares Capital Corp., 3.63%, 1/19/22, Callable 12/19/21 @ 100 (g)	100	103
BancorpSouth Bank, 4.13% (LIBOR03M+247bps), 11/20/29, Callable 11/20/24 @ 100 (b)	96	97
BBVA USA, 3.88%, 4/10/25, Callable 3/10/25 @ 100	200	222
Belrose Funding Trust, 2.33%, 8/15/30, Callable 5/15/30 @ 100 (a)	93	95
Capital One NA, 2.15%, 9/6/22, Callable 8/6/22 @ 100	150	154
Citizens Financial Group, Inc., 2.50%, 2/6/30, Callable 11/6/29 @ 100	112	119
Cullen/Frost Capital Trust II, 1.80% (LIBOR03M+155bps), 3/1/34, Callable 1/8/21 @ 100 (b)	175	135
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100	53	62
First Maryland Capital I, 1.24% (LIBOR03M+100bps), 1/15/27, Callable 1/8/21 @ 100 (b)	50	46
Ford Motor Credit Co. LLC, 4.06%, 11/1/24, Callable 10/1/24 @ 100	250	260
Glencore Funding LLC, 2.50%, 9/1/30, Callable 6/1/30 @ 100 (a)	108	108
Global Atlantic Financial Co., 4.40%, 10/15/29, Callable 7/15/29 @ 100 (a)	96	103
HSB Group, Inc., 1.15% (LIBOR03M+91bps), 7/15/27, Callable 1/8/21 @ 100 (b)	200	176
Hyundai Capital America, 3.75%, 7/8/21 (a) (g)	350	356
JPMorgan Chase & Co., 2.52% (SOFR+204bps), 4/22/31, Callable 4/22/30 @ 100 (b)	62	66
KeyCorp, 2.25%, 4/6/27, MTN	112	119
Level 3 Financing, Inc., 3.88%, 11/15/29, Callable 8/15/29 @ 100 (a)	150	166
Loews Corp., 3.20%, 5/15/30, Callable 2/15/30 @ 100	68	77
Nationwide Mutual Insurance Co., 2.54% (LIBOR03M+229bps), 12/15/24, Callable 1/8/21 @ 100 (a) (b)	300	299

See notes to financial statements.

14

USAA Mutual Funds Trust USAA Cornerstone Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
New York Community Bancorp, Inc., 5.90% (LIBOR03M+278bps), 11/6/28, Callable 11/6/23 @ 100 (b)	$23	$24
PPL Capital Funding, Inc., 4.13%, 4/15/30, Callable 1/15/30 @ 100	74	88
Prudential Financial, Inc., 5.62% (LIBOR03M+392bps), 6/15/43, Callable 6/15/23 @ 100 (b)	200	215
Regions Financial Corp., 2.25%, 5/18/25, Callable 4/18/25 @ 100	74	78
Santander Holdings USA, Inc., 3.45%, 6/2/25, Callable 5/2/25 @ 100	39	42
Signature Bank, 4.13% (LIBOR03M+256bps), 11/1/29, Callable 11/1/24 @ 100 (b)	150	152
Texas Capital Bank NA, 5.25%, 1/31/26	75	79
The Allstate Corp., 5.75% (LIBOR03M+294bps), 8/15/53, Callable 8/15/23 @ 100 (b)	40	43
The Progressive Corp., 3.20%, 3/26/30, Callable 12/26/29 @ 100	23	27
Truist Bank, 0.89% (LIBOR03M+67bps), 5/15/27, Callable 1/8/21 @ 100 (b)	200	189
Wells Fargo & Co., 2.19% (SOFR+200bps), 4/30/26, Callable 4/30/25 @ 100 (b)	79	83
Zions Bancorp NA, 3.25%, 10/29/29, Callable 7/29/29 @ 100	150	154
		3,937
Health Care (0.3%):
AbbVie, Inc., 3.20%, 11/21/29, Callable 8/21/29 @ 100 (a) (g)	150	170
CVS Health Corp., 3.25%, 8/15/29, Callable 5/15/29 @ 100 (g)	290	323
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100	72	80
Duke University Health System, Inc., 2.60%, 6/1/30	60	64
HCA, Inc., 5.13%, 6/15/39, Callable 12/15/38 @ 100	187	240
Laboratory Corp. of America Holdings, 2.95%, 12/1/29, Callable 9/1/29 @ 100	112	124
Thermo Fisher Scientific, Inc., 4.13%, 3/25/25, Callable 2/25/25 @ 100	74	84
Upjohn, Inc., 2.30%, 6/22/27, Callable 4/22/27 @ 100 (a)	23	24
		1,109
Industrials (0.6%):
Ashtead Capital, Inc., 4.00%, 5/1/28, Callable 5/1/23 @ 102 (a)	27	28
Carlisle Cos., Inc., 2.75%, 3/1/30, Callable 12/1/29 @ 100	112	120
Carrier Global Corp., 3.38%, 4/5/40, Callable 10/5/39 @ 100 (a)	56	62
Caterpillar, Inc., 2.60%, 4/9/30, Callable 1/9/30 @ 100	55	61
CoStar Group, Inc., 2.80%, 7/15/30, Callable 4/15/30 @ 100 (a)	21	22
Dover Corp., 2.95%, 11/4/29, Callable 8/4/29 @ 100	112	122
General Dynamics Corp., 3.50%, 4/1/27, Callable 2/1/27 @ 100	74	85
Georgia-Pacific LLC, 2.10%, 4/30/27, Callable 2/28/27 @ 100 (a)	122	129
IDEX Corp., 3.00%, 5/1/30, Callable 2/1/30 @ 100	122	135
Otis Worldwide Corp., 3.11%, 2/15/40, Callable 8/15/39 @ 100	75	82
Penske Truck Leasing Co. LP/PTL Finance Corp., 4.00%, 7/15/25, Callable 6/15/25 @ 100 (a)	74	84
Ryder System, Inc.
3.50%0, 6/1/210, MTN (g)	350	356
2.90%0, 12/1/26, Callable 10/1/26 @ 100, MTN	187	204
Southwest Airlines Co., 5.13%, 6/15/27, Callable 4/15/27 @ 100	48	56
The Boeing Co., 5.71%, 5/1/40, Callable 11/1/39 @ 100	103	130
The Conservation Fund A Nonprofit Corp., 3.47%, 12/15/29, Callable 9/15/29 @ 100	175	190
United Airlines Pass Through Trust, 2.90%, 11/1/29	196	170

See notes to financial statements.

15

USAA Mutual Funds Trust USAA Cornerstone Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Westinghouse Air Brake Technologies Corp., 3.20%, 6/15/25, Callable 5/15/25 @ 100	$16	$17
		2,053
Information Technology (0.2%):
Amphenol Corp., 2.80%, 2/15/30, Callable 11/15/29 @ 100	200	218
Analog Devices, Inc., 2.95%, 4/1/25, Callable 3/1/25 @ 100	27	29
Broadcom, Inc., 4.30%, 11/15/32, Callable 8/15/32 @ 100	43	51
Hewlett Packard Enterprise Co., 4.65%, 10/1/24, Callable 9/1/24 @ 100	73	83
HP, Inc., 3.40%, 6/17/30, Callable 3/17/30 @ 100	68	75
Jabil, Inc., 3.00%, 1/15/31, Callable 10/15/30 @ 100	21	22
Microsoft Corp., 3.45%, 8/8/36, Callable 2/8/36 @ 100	243	301
		779
Materials (0.1%):
Avery Dennison Corp., 2.65%, 4/30/30, Callable 2/1/30 @ 100	45	48
Colonial Enterprises, Inc., 3.25%, 5/15/30, Callable 2/15/30 @ 100 (a)	21	24
LYB International Finance III LLC, 3.38%, 5/1/30, Callable 2/1/30 @ 100	63	70
Packaging Corp. of America, 3.00%, 12/15/29, Callable 9/15/29 @ 100	187	207
Sonoco Products Co., 3.13%, 5/1/30, Callable 2/1/30 @ 100	82	91
Vulcan Materials Co., 3.50%, 6/1/30, Callable 3/1/30 @ 100	68	78
WRKCo, Inc., 3.00%, 6/15/33, Callable 3/15/33 @ 100 (g)	35	38
		556
Real Estate (0.2%):
AvalonBay Communities, Inc., 2.45%, 1/15/31, MTN, Callable 10/15/30 @ 100	101	108
Boston Properties LP, 3.25%, 1/30/31, Callable 10/30/30 @ 100	45	49
Essex Portfolio LP, 2.65%, 3/15/32, Callable 12/15/31 @ 100	131	139
GLP Capital LP/GLP Financing II, Inc., 4.00%, 1/15/31, Callable 10/15/30 @ 100	23	25
Host Hotels & Resorts LP, 3.50%, 9/15/30, Callable 6/15/30 @ 100	19	20
Mid-America Apartments LP, 2.75%, 3/15/30, Callable 12/15/29 @ 100	187	204
SBA Tower Trust, 2.84%, 1/15/25 (a)	87	92
VICI Properties LP/VICI Note Co., Inc., 4.63%, 12/1/29, Callable 12/1/24 @ 102.31 (a)	17	18
		655
Utilities (0.3%):
AEP Texas, Inc., 3.45%, 1/15/50, Callable 7/15/49 @ 100	131	149
Alabama Power Co., 3.85%, 12/1/42	112	138
Ameren Corp., 3.50%, 1/15/31, Callable 10/15/30 @ 100	37	43
Cleco Corporate Holdings LLC, 3.38%, 9/15/29, Callable 6/15/29 @ 100	183	189
Duke Energy Florida LLC, 3.85%, 11/15/42, Callable 5/15/42 @ 100	112	135
Exelon Generation Co. LLC, 3.25%, 6/1/25, Callable 5/1/25 @ 100	74	80
IPALCO Enterprises, Inc., 4.25%, 5/1/30, Callable 2/1/30 @ 100 (a)	82	95
ITC Holdings Corp., 2.95%, 5/14/30, Callable 2/14/30 @ 100 (a)	76	83
National Fuel Gas Co., 5.50%, 1/15/26, Callable 12/15/25 @ 100	96	108
The Narragansett Electric Co., 3.40%, 4/9/30, Callable 1/9/30 @ 100 (a)	55	63
Union Electric Co., 2.95%, 3/15/30, Callable 12/15/29 @ 100	188	211
		1,294
Total Corporate Bonds (Cost $13,881)		14,994

See notes to financial statements.

16

USAA Mutual Funds Trust USAA Cornerstone Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Yankee Dollars (0.7%)
Consumer Staples (0.0%): (h)
Alimentation Couche-Tard, Inc., 2.95%, 1/25/30, Callable 10/25/29 @ 100 (a)	$75	$82
Energy (0.0%): (h)
Petroleos Mexicanos, 6.49%, 1/23/27, Callable 11/23/26 @ 100	64	64
Petronas Capital Ltd., 3.50%, 4/21/30, Callable 1/21/30 @ 100 (a)	5	6
		70
Financials (0.5%):
Athene Holding Ltd., 4.13%, 1/12/28, Callable 10/12/27 @ 100	350	387
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, 4/17/25 (a)	51	58
Barclays PLC, 2.85% (LIBOR03M+245bps), 5/7/26, Callable 5/7/25 @ 100 (b)	103	110
Deutsche Bank AG, 3.96% (SOFR+258bps), 11/26/25, Callable 11/26/24 @ 100 (b)	112	121
Diageo Capital PLC, 2.13%, 4/29/32, Callable 1/29/32 @ 100	122	129
QBE Capital Funding III Ltd., 7.25% (USSW10+405bps), 5/24/41, Callable 5/24/21 @ 100 (a) (b)	200	205
Royal Bank of Canada, 1.60%, 4/17/23, MTN	125	129
Sumitomo Mitsui Financial Group, Inc., 2.45%, 9/27/24	400	424
		1,563
Health Care (0.0%): (h)
Royalty Pharma PLC, 2.20%, 9/2/30, Callable 6/2/30 @ 100 (a)	26	26
Industrials (0.1%):
CK Hutchison International 19 II Ltd., 2.75%, 9/6/29, Callable 6/6/29 @ 100 (a)	200	214
Ferguson Finance PLC, 3.25%, 6/2/30, Callable 3/2/30 @ 100 (a)	42	46
Heathrow Funding Ltd., 4.88%, 7/15/21 (a)	71	73
		333
Materials (0.1%):
Anglo American Capital PLC, 5.63%, 4/1/30, Callable 1/1/30 @ 100 (a)	69	87
Braskem Netherlands Finance BV, 4.50%, 1/31/30 (a)	113	114
CCL Industries, Inc., 3.05%, 6/1/30, Callable 3/1/30 @ 100 (a)	71	77
Teck Resources Ltd., 6.13%, 10/1/35	120	151
		429
Total Yankee Dollars (Cost $2,308)		2,503
Municipal Bonds (0.6%)
Florida (0.0%): (h)
County of Broward Florida Airport System Revenue, Series C, 2.50%, 10/1/28	75	76
Hillsborough County School Board Certificate of Participation, Series B, 1.92%, 7/1/25	40	41
		117
Georgia (0.1%):
Athens Housing Authority Revenue, 2.42%, 12/1/26	160	171

See notes to financial statements.

17

USAA Mutual Funds Trust USAA Cornerstone Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Louisiana (0.0%): (h)
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, 1.55%, 2/1/27	$60	$61
Michigan (0.0%): (h)
Michigan Finance Authority Revenue, 3.08%, 12/1/34	115	127
New Jersey (0.1%):
New Jersey Economic Development Authority Revenue, Series NNN, 2.88%, 6/15/24	72	73
New Jersey Transportation Trust Fund Authority Revenue, 4.08%, 6/15/39	30	30
North Hudson Sewerage Authority Revenue, 2.88%, 6/1/28	37	40
Rutgers The State University of New Jersey Revenue, Series S, 2.01%, 5/1/32	40	39
		182
New York (0.1%):
New York State Dormitory Authority Revenue
Series A, 2.46%, 7/1/32	70	71
Series B, 2.83%, 7/1/31	185	195
New York State Thruway Authority Revenue, Series M, 2.55%, 1/1/28	43	46
		312
Pennsylvania (0.2%):
Scranton School District, GO (INS-Build America Mutual Assurance Co.), 3.10%, 4/1/30	371	401
State Public School Building Authority Revenue, 3.05%, 4/1/28	75	78
University of Pittsburgh-of The Commonwealth System of Higher Education Revenue Series C, 2.53%, 9/15/31	75	80
Series C, 2.58%, 9/15/32	40	43
Series C, 2.63%, 9/15/33	75	80
		682
Texas (0.1%):
City of Houston Texas Combined Utility System Revenue, 3.72%, 11/15/28	95	112
City of San Antonio, GO, 1.76%, 2/1/31, Continuously Callable @100	55	56
Dallas/Fort Worth International Airport Revenue, Series C, 1.75%, 11/1/27	40	40
Harris County Cultural Education Facilities Finance Corp. Revenue, Series B, 2.81%, 5/15/29	75	80
State of Texas, GO, 3.00%, 4/1/28	112	127
		415
Total Municipal Bonds (Cost $1,953)		2,067
U.S. Government Agency Mortgages (0.8%)
Federal Home Loan Mortgage Corporation
Series K047, Class A2, 3.33%, 5/25/25 (c)	300	333
3.00%, 10/1/46 — 10/1/47	1,939	2,037
3.50%, 4/1/48	234	247
		2,617

See notes to financial statements.

18

USAA Mutual Funds Trust USAA Cornerstone Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Federal National Mortgage Association
Series 2016-M2, Class AV2, 2.15%, 1/25/23	$149	$151
4.00%, 4/1/49	376	401
		552
Total U.S. Government Agency Mortgages (Cost $3,014)		3,169
U.S. Treasury Obligations (2.8%)
U.S. Treasury Bonds
3.00%, 8/15/48 (g)	1,000	1,335
3.38%, 11/15/48 (g)	500	712
U.S. Treasury Inflation Indexed Bonds, 0.13%, 7/15/26	1,000	1,177
U.S. Treasury Notes
1.63%, 11/15/22	1,000	1,029
1.63%, 4/30/23 (g)	1,567	1,622
1.63%, 2/15/26	2,250	2,393
2.25%, 2/15/27	2,000	2,213
Total U.S. Treasury Obligations (Cost $9,392)		10,481
Exchange-Traded Funds (51.1%)
Invesco DB Commodity Index Tracking Fund (f)	28,600	399
Invesco FTSE RAFI Developed Markets ex-US ETF	70,202	2,834
Invesco FTSE RAFI Emerging Markets ETF	269,013	5,324
iShares Core MSCI EAFE ETF	145,494	9,638
iShares Core MSCI Emerging Markets ETF (f)	271,700	15,927
iShares Core S&P 500 ETF	65,488	23,793
iShares Core US Aggregate Bond ETF	14,093	1,669
iShares MSCI Canada ETF (f)	111,723	3,383
iShares MSCI International Momentum Factor ETF	120,883	4,329
iShares MSCI International Quality Factor ETF	130,029	4,431
iShares Russell 2000 ETF	30,265	5,479
Schwab Fundamental Emerging Markets Large Co. Index ETF	430,014	11,537
Schwab Fundamental International Large Co. Index ETF	829,619	23,337
Schwab Fundamental International Small Co. Index ETF	91,800	3,051
SPDR Gold Shares (e)	19,890	3,315
SPDR S&P Emerging Markets Smallcap ETF	14,790	731
VanEck Vectors Gold Miners ETF	56,060	1,944
VanEck Vectors Junior Gold Miners ETF	12,000	600
Vanguard FTSE All-World ex-US ETF	47,754	2,657
Vanguard FTSE Developed Markets ETF	496,882	22,404
Vanguard FTSE Emerging Markets ETF (g)	151,693	7,215
Vanguard Real Estate ETF	72,546	6,094
Vanguard S&P 500 ETF (g)	48,529	16,143
Vanguard Short-Term Bond ETF	51,286	4,252
Vanguard Total Bond Market ETF	78,203	6,920
WisdomTree Emerging Markets SmallCap Dividend Fund	16,645	761
Total Exchange-Traded Funds (Cost $165,513)		188,167

See notes to financial statements.

19

USAA Mutual Funds Trust USAA Cornerstone Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (2.8%)
VictoryShares USAA Core Intermediate-Term Bond ETF	85,500	$4,666
VictoryShares USAA Core Short-Term Bond ETF (f)	93,145	4,837
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF (g)	16,000	688
Total Affiliated Exchange-Traded Funds (Cost $10,236)		10,191
Collateral for Securities Loaned^ (3.4%)
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.02% (k)	8,182,442	8,182
HSBC U.S. Government Money Market Fund I Shares, 0.03% (k)	4,258,849	4,259
Total Collateral for Securities Loaned (Cost $12,441)		12,441
Total Investments (Cost $326,130) — 101.1%		372,630
Liabilities in excess of other assets — (1.1)%		(4,112)
NET ASSETS — 100.00%		$368,518

  At November 30, 2020 the Fund's investments in foreign securities were 25.6% of net assets.

^  Purchased with cash collateral from securities on loan.

(a)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of November 30, 2020, the fair value of these securities was $6,212 (thousands) and amounted to 1.7% of net assets.

(b)  Variable or Floating-Rate Security. Rate disclosed is as of November 30, 2020.

(c)  The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at November 30, 2020.

(d)  Security is interest only.

(e)  Non-income producing security.

(f)  All or a portion of this security is on loan.

(g)  All or a portion of this security has been segregated as collateral for derivative instruments.

(h)  Amount represents less than 0.05% of net assets.

(i)  Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(j)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of November 30, 2020, illiquid securities were 0.1% of the Fund's net assets.

(k)  Rate disclosed is the daily yield on November 30, 2020.

bps — Basis points

Continuously callable — Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.

ETF — Exchange-Traded Fund

GO — General Obligation
See notes to financial statements.

20

USAA Mutual Funds Trust USAA Cornerstone Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2020

  (Unaudited)

LIBOR — London InterBank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of November 30, 2020, based on the last reset date of the security

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of November 30, 2020, based on the last reset date of the security

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

SOFR — Secured Overnight Financing Rate

USSW10 — USD 10 Year Swap Rate, rate disclosed as of November 30, 2020

Credit Enhancements — Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS  Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
S&P/Toronto Stock Exchange 60 Index Futures	17	12/17/20	$2,489,635	$2,678,891	$147,601
Swiss Market Index Futures	33	12/18/20	3,781,058	3,816,159	35,049
					$182,650

Futures Contracts Sold

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Euro Stoxx 50 Futures	30	12/18/20	1,227,034	1,254,130	(21,069)
Russell 2000 E-Mini Index Futures	25	12/18/20	1,957,505	2,275,125	(317,620)
Tokyo Price Index Futures	15	12/10/20	2,316,484	2,522,753	(176,835)
					(515,524)
Total unrealized appreciation					$182,650
Total unrealized depreciation					(515,524)
Total net unrealized appreciation (depreciation)					$(332,874)

See notes to financial statements.

21

USAA Mutual Funds Trust	Statement of Assets and Liabilities November 30, 2020

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Cornerstone Aggressive Fund
Assets:
Affiliated investments, at value(Cost $10,236)	$10,191
Unaffiliated investments, at value (Cost $315,894)	362,439	(a)
Cash and cash equivalents	7,811
Deposits with brokers for futures contracts	533
Receivables:
Interest and dividends	432
Capital shares issued	265
Variation margin on open futures contracts	94
From Adviser	103
Prepaid expenses	11
Total Assets	381,879
Liabilities:
Payables:
Collateral received on loaned securities	12,441
Collateral received from brokers for futures contract	281
Payable for foreign currency	10
Capital shares redeemed	270
Variation margin on open futures contracts	36
Accrued expenses and other payables:
Investment advisory fees	178
Administration fees	45
Transfer agent fees	50
Compliance fees	—	(b)
Other accrued expenses	50
Total Liabilities	13,361
Net Assets:
Capital	315,706
Total accumulated earnings/(loss)	52,812
Net Assets	$368,518
Shares (unlimited number of shares authorized with no par value):	27,082
Net asset value, offering and redemption price per share: (c)	$13.61

(a)  Includes $11,782 of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

22

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended November 30, 2020

(Amounts in Thousands)  (Unaudited)

USAA Cornerstone Aggressive Fund
Investment Income:
Income distributions from affiliated funds	$35
Dividends	3,107
Interest	517
Securities lending (net of fees)	41
Foreign tax withholding	(2)
Total Income	3,698
Expenses:
Investment advisory fees	1,064
Administration fees	266
Sub-Administration fees	46
Custodian fees	18
Transfer agent fees	605
Trustees' fees	26
Compliance fees	1
Legal and audit fees	41
State registration and filing fees	16
Interfund lending fees	— (a)
Other expenses	43
Total Expenses	2,126
Expenses waived/reimbursed by Adviser	(171)
Net Expenses	1,955
Net Investment Income (Loss)	1,743
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from unaffiliated investment securities and foreign currency translations	7,591
Net realized gains (losses) from futures contracts	114
Net change in unrealized appreciation/depreciation on unaffiliated investment securities and foreign currency translations	43,245
Net change in unrealized appreciation/depreciation on affiliated funds	136
Net change in unrealized appreciation/depreciation on futures contracts	(333)
Net realized/unrealized gains (losses) on investments	50,753
Change in net assets resulting from operations	$52,496

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

23

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Cornerstone Aggressive Fund
	Six Months Ended November 30, 2020 (unaudited)	Year Ended May 31, 2020
From Investments:
Operations:
Net investment income (loss)	$1,743	$6,090
Net realized gains (losses) from investments	7,705	(3,584)
Net change in unrealized appreciation/depreciation on investments	43,048	3,241
Change in net assets resulting from operations	52,496	5,747
Change in net assets resulting from distributions to shareholders	—	(6,470)
Change in net assets resulting from capital transactions	(27,538)	(7,127)
Change in net assets	24,958	(7,850)
Net Assets:
Beginning of period	343,560	351,410
End of period	$368,518	$343,560
Capital Transactions:
Proceeds from shares issued	$14,263	$54,179
Distributions reinvested	—	6,219
Cost of shares redeemed	(41,801)	(67,525)
Change in net assets resulting from capital transactions	$(27,538)	$(7,127)
Share Transactions:
Issued	1,124	4,491
Reinvested	—	480
Redeemed	(3,316)	(5,660)
Change in Shares	(2,192)	(689)

See notes to financial statements.

24

This page is intentionally left blank.

25

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA Cornerstone Aggressive Fund
Six Months Ended November 30, 2020 (unaudited)	$11.74	0.06	(d)	1.81	1.87	—	—
Year Ended May 31, 2020	$11.73	0.20	(d)	0.03 (e)	0.23	(0.15)	(0.07)
Year Ended May 31, 2019	$12.81	0.15		(0.57)	(0.42)	(0.18)	(0.48)
Year Ended May 31, 2018	$12.57	0.16		0.94	1.10	(0.14)	(0.72)
Year Ended May 31, 2017	$11.33	0.15		1.26	1.41	(0.17)	—
Year Ended May 31, 2016	$12.35	0.17		(0.95)	(0.78)	(0.16)	(0.08)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two year period beginning July 1, 2019 and in effect through September 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  The expense ratios exclude the impact of expenses paid by each underlying fund.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(f)  Reflects increased trading activity due to usage of quantitative investment strategies.

See notes to financial statements.

26

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return*(a)	Net Expenses^(b)(c)	Net Investment Income (Loss)(b)	Gross Expenses(b)(c)	Net Assets, End of Period (000's)	Portfolio Turnover(a)
USAA Cornerstone Aggressive Fund
Six Months Ended November 30, 2020 (unaudited)	—	$13.61	15.93%	1.10%	0.98%	1.20%	$368,518	32%
Year Ended May 31, 2020	(0.22)	$11.74	1.78%	1.10%	1.68%	1.18%	$343,560	90%
Year Ended May 31, 2019	(0.66)	$11.73	(3.04)%	1.10%	1.54%	1.24%	$351,410	95	%(f)
Year Ended May 31, 2018	(0.86)	$12.81	8.85%	1.10%	1.18%	1.25%	$344,768	65%
Year Ended May 31, 2017	(0.17)	$12.57	12.59%	1.10%	1.32%	1.36%	$283,867	70%
Year Ended May 31, 2016	(0.24)	$11.33	(6.26)%	1.10%	1.57%	1.46%	$222,224	81%

See notes to financial statements.

27

USAA Mutual Funds Trust	Notes to Financial Statements November 30, 2020

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Cornerstone Aggressive Fund (the "Fund"). The Fund is classified as diversified under the 1940 Act.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

28

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

Investments in open-end investment companies are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of United States ("U.S.") issuers, along with corporate and municipal securities, including short-term investments maturing in 60 days or less, may be valued using evaluated bid or the last sales price to price securities by dealers or an independent pricing service approved by the Board. These valuations are typically categorized as Level 2 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund's NAV is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are considered as Level 2 in the fair value hierarchy.

A summary of the valuations as of November 30, 2020, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$3,085	$—	$3,085
Collateralized Mortgage Obligations	—	1,178	—	1,178
Common Stocks	123,496	—	—	123,496
Preferred Stocks	858	—	—	858
Corporate Bonds	—	14,994	—	14,994
Yankee Dollars	—	2,503	—	2,503
Municipal Bonds	—	2,067	—	2,067
U.S. Government Agency Mortgages	—	3,169	—	3,169
U.S. Treasury Obligations	—	10,481	—	10,481
Exchange-Traded Funds	188,167	—	—	188,167
Affiliated Exchange-Traded Funds	10,191	—	—	10,191
Collateral for Securities Loaned	12,441	—	—	12,441
Total	$335,153	$37,477	$—	$372,630
Other Financial Investments^:
Assets:
Futures Contracts	$183	$—	$—	$183
Liabilities:
Futures Contracts	(516)	—	—	(516)
Total	$(333)	$—	$—	$(333)

^  Futures Contracts are valued at the unrealized appreciation (depreciation) on the investment.

29

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

For the six months ended November 30, 2020, there were no transfers in or out of the Level 3 fair value hierarchy.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Securities Purchased on a Delayed-Delivery or When-Issued Basis:

The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for delayed-delivery or when-issued securities. If the Fund owns delayed-delivery or when-issued securities, these values are included in Payable for investments purchased on the accompanying Statement of Assets and Liabilities and the segregated assets are identified on the Schedule of Portfolio Investments.

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payment of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

Mortgage- and Asset-Backed Securities:

The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or

30

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

collateral and may fluctuate in response to the market's perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as "Ginnie Mae"), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as "Fannie Mae" and "Freddie Mac", respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

Derivative Instruments:

Futures Contracts:

The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and Liabilities under Collateral received from brokers for futures contract. During the six months ended November 30, 2020, the Fund held futures contracts primarily for the strategy of gaining exposure to a particular asset class or securities market.

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of November 30, 2020 (amounts in thousands):

	Assets	Liabilities
	Variation Margin Receivable on Open Futures Contracts*	Variation Margin Payable on Open Futures Contracts*
Equity Risk Exposure	$183	$516

*  Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day's variation margin for futures contracts is reported within the Statement of Assets and Liabilities.

31

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the six-months ended November 30, 2020 (amounts in thousands):

	Net Realized Gains (Losses) on Derivatives Recognized as a Result of Operations	Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Futures Contracts	Net Change in Unrealized Appreciation/Depreciation on Futures Contracts
Equity Risk Exposure	$114	$(333)

All open derivative positions at period end are reflected on the Fund's Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends, and gains as a result of certain investments in ADRs by the Fund has been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Fund, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100 thousand. Collateral may be cash, U.S. government securities, or other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. Cash collateral may be invested in high-quality short-term investments, primarily open-end investment companies. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Noncash collateral received by the Fund may not be sold or re-pledged, except to satisfy borrower default. Cash collateral is listed on the Fund's Schedule of Portfolio Investments and Financial Statements while non-cash collateral is not included.

32

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of November 30, 2020.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$11,782	$—	$12,441

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, including foreign currency arising from in-kind redemptions, are disclosed as net realized gains or losses from investment transactions and foreign currency translations on the Statement of Operations.

Foreign Taxes:

The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of May 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades, which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended November 30, 2020, the Fund engaged in the following securities transactions with affiliated funds, which resulted in the following net realized gains (losses) (amounts in thousands):

Purchases	Sales	Net Realized Gains (Losses)
$—	$133	$1

33

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended November 30, 2020, were as follows for the Fund (amounts in thousands):

Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
$110,428	$137,269	$798	$1,443

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.60% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended November 30, 2020, are reflected on the Statement of Operations as Investment Advisory fees.

In addition, the Fund invests in affiliated VCM exchange-traded fund(s) ("affiliated ETFs"). The Fund's Adviser fee is reimbursed by VCM to the extent of the indirect Adviser fee incurred through the Fund's proportional investment in the affiliated ETF(s). As of November 30, 2020, the Fund's Adviser fee was reimbursed by VCM in an amount of $5 thousand, of which $4 thousand is receivable from VCM. These reimbursements are not available for recoupment and are reflected on the Statement of Operations as Expenses waived/reimbursed by Adviser.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended November 30, 2020, the Fund had no subadvisors.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Administration, Servicing and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.15% of average daily net assets of the Fund. Amounts incurred for the six months ended November 30, 2020, are reflected on the Statement of Operations as Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended November 30, 2020, are reflected on the Statement of Operations as Compliance fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the six months ended November 30, 2020, are reflected on the Statement of Operations as Sub-Administration fees.

34

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA") provides transfer agency services to the Fund. VCTA, an affiliate of the Adviser, provides transfer agent services based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Amounts incurred and paid to VCTA for the six months ended November 30, 2020, are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust. Effective June 30, 2020, the Distributor's name was changed from Victory Capital Advisers, Inc.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended November 30, 2020, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least September 30, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of November 30, 2020, the expense limit (excluding voluntary waivers) is 1.10%.

Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.

As of November 30, 2020, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at November 30, 2020.

Expires May 31, 2023	Expires May 31, 2024	Total
$267	$166	$433

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended November 30, 2020.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Sub-Administrator, Sub-Fund Accountant, and Legal.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

35

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

Geopolitical/Natural Disaster Risk — Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. Likewise, systemic market dislocations of the kind that occurred during the financial crisis that began in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund's investments. Some countries, including the United States, are adopting more protectionist trade policies and moving away from the tighter financial industry regulations that followed the 2008 financial crisis, which may also affect the value of a Fund's investments.

Political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of a Fund's investments, increase uncertainty in or impair the operation of the U.S. or other securities markets and degrade investor and consumer confidence, perhaps suddenly and to a significant degree.

An outbreak of disease called COVID-19 has spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and consumer activity, significant challenges in healthcare service preparation and delivery, quarantines and general concern and uncertainty. These negative impacts have caused significant volatility and declines in global financial markets, which have caused losses for Fund investors during and subsequent to period end. The impact of the COVID-19 pandemic last for an extended period of time, and could result in a substantial economic downturn or recession. Public health crises may exacerbate other pre-existing political, social, economic, market and financial risks. The extent of the impact to the financial performance of the Funds' investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Tactical Allocation Risk — The Fund has a targeted risk tolerance and a corresponding asset allocation target; however, mere asset allocation and volatility are not the sole determination of risk. The Fund's managers will tactically allocate away from the target allocation as market conditions and the perceived risks warrant. The Fund bears the risk that the managers' tactical allocation will not be successful.

Affiliated Funds Risk — The risks of the Fund directly correspond to the risks of the underlying affiliated funds in which the Fund invests. By investing in the underlying affiliated funds, the Fund has exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Fund varies according to the Fund's asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the risk associated with equity securities. The Fund also is subject to asset allocation risk (i.e., the risk that allocations will not produce the intended results) and to management risk (i.e., the risk that the selection of underlying affiliated funds will not produce the intended results).

Conflict of Interest Risk — In managing a Fund that invests in underlying affiliated funds, the Adviser may have conflicts of interest in allocating the Fund's assets among the various underlying affiliated funds. This is because the fees payable by some of the underlying affiliated funds to the Adviser and/or its affiliates are higher than the fees payable by other underlying affiliated funds, and because the Adviser also manages and administers the underlying affiliated funds.

LIBOR Discontinuation Risk — Many debt securities, derivatives and other financial instruments, including some of the Fund's investments, use the London Interbank Offered Rate ("LIBOR") as the reference or benchmark rate for variable interest rate calculations. However, the use of LIBOR started to come under pressure following manipulation allegations in 2012. Despite increased regulation and

36

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

other corrective actions since that time, concerns have arisen regarding its viability as a benchmark, due largely to reduced activity in the financial markets that it measures. In June 2017, the Alternative Reference Rates Committee, a group of large U.S. banks working with the Federal Reserve, announced its selection of a new Secured Overnight Funding Rate ("SOFR"), which is intended to be a broad measure of secured overnight U.S. Treasury repo rates, as an appropriate replacement for LIBOR. The Federal Reserve Bank of New York began publishing the SOFR in 2018, expecting that it could be used on a voluntary basis in new instruments and transactions. Bank working groups and regulators in other countries have suggested other alternatives for their markets, including the Sterling Overnight Interbank Average Rate ("SONIA") in England. In July 2017, the Financial Conduct Authority (the "FCA"), the United Kingdom financial regulatory body, announced that after 2021 it will cease its active encouragement of UK banks to provide the quotations needed to sustain LIBOR. That announcement suggests that LIBOR may cease to be published after that time. For U.S. dollar LIBOR, however, the relevant date may be deferred to June 30, 2023 for the most common tenors (overnight and one, three, six and 12 months). As to those tenors, the LIBOR administrator has published a consultation regarding its intention to cease publication of U.S. dollar LIBOR as of June 30, 2023 (instead of December 31, 2021, as previously expected), apparently based on continued rate submissions from banks. It is expected that there will be enough for market participants to transition to the use of a different benchmark for both new and existing securities and transactions. Various financial industry groups have begun planning for that transition, but there are obstacles to converting certain longer-term securities and transactions to a new benchmark. Transition planning is at an early stage, and neither the effect of the transition process nor its ultimate success can yet be known. Although the foregoing may provide some sense of timing, there is no assurance that LIBOR, or any particular currency and tenor, will continue to be published until any particular date, and it appears highly likely that LIBOR will be discontinued or modified after December 31, 2021 or June 30, 2023, depending on the currency and tenor. The transition process might lead to increased volatility and illiquidity in markets that currently rely on the LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based instruments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur before the end of 2021

6. Borrowing and Interfund Lending:

Line of Credit:

For the six months ended November 30, 2020, the Victory Funds Complex participated in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2020 with a termination date of June 28, 2021. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. For the six months ended November 30, 2020, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro- rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Effective June 29, 2020, under an amended Line of Credit agreement, Citibank will also receive an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex will pay a pro-rata portion of the upfront fee. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended November 30, 2020.

37

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Fund, that is permitted to participate in the Facility, in the Victory Funds Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period is reflected on the Statement of Operations under Income on Interfund lending.

The average borrowing or lending for the days outstanding and average interest rate for the Fund during the six months ended November 30, 2020 were as follows (amounts in thousands):

Borrower or Lender	Amount Outstanding at November 30, 2020	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
Borrower	$—	$2,843	2	0.62%	$2,890

*  For the six months ended November 30, 2020, based on the number of days borrowings were outstanding.

7. Federal Income Tax Information:

The Fund intends to declare and distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively; distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending May 31, 2021.

At May 31, 2020, the Fund had net capital loss carryforwards as shown in the table below (amounts in thousands).

Short-Term Amount	Long-Term Amount	Total
$3,213	$—	$3,213

8. Affiliated Securities:

An affiliated security is a security in which the Fund has ownership of at least 5% of the security's outstanding voting shares or an investment company managed by VCM. The Fund does not invest in affiliated underlying funds for the purpose of exercising management or control. These underlying funds' are noted as affiliated on the Fund's Schedule of Portfolio Investments. The affiliated underlying

38

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

funds' annual or semiannual reports may be viewed at vcm.com. Transactions in affiliated securities during the six months ended November 30, 2020, were as follows (amount in thousands):

	Fair Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 11/30/2020	Dividend Income
VictoryShares USAA Core Intermediate-Term Bond ETF	$—	$4,642	$—	$—	$—	$24	$4,666	$12
VictoryShares USAA Core Short-Term Bond ETF	—	4,824	—	—	—	13	4,837	10
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	589	—	—	—	—	99	688	13
	$589	$9,466	$—	$—	$—	$136	$10,191	$35

39

USAA Mutual Funds Trust	Supplemental Information November 30, 2020

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2020 through November 30, 2020.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

Beginning Account Value 6/1/20	Actual Ending Account Value 11/30/20	Hypothetical Ending Account Value 11/30/20	Actual Expenses Paid During Period 6/1/20- 11/30/20*	Hypothetical Expenses Paid During Period 6/1/20- 11/30/20*	Annualized Expense Ratio During Period 6/1/20- 11/30/20
$1,000.00	$1,159.30	$1,019.55	$5.95	$5.57	1.10%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

40

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

97452-0121

NOVEMBER 30, 2020

Semi Annual Report

USAA Cornerstone Conservative Fund

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports may no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396 or by submitting your request via email to TA.Processing@FISGlobal.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396 or submitting your request via email to TA.Processing@FISGlobal.com.

Your election to receive reports in paper will apply to all funds held with the USAA Mutual Funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member of FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logo are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	4
Financial Statements
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	10
Supplemental Information	19
Proxy Voting and Portfolio Holdings Information	19
Expense Example	19
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

1

USAA Mutual Funds Trust USAA Cornerstone Conservative Fund	November 30, 2020

  (Unaudited)

Investment Objective & Portfolio Holdings:

The Fund's investment objective is to seek current income. The Fund also considers the potential for capital appreciation.

Top 10 Holdings*:

November 30, 2020

(% of Net Assets)

USAA Government Securities Fund Institutional Shares	18.9%
USAA Income Fund Institutional Shares	16.7%
USAA Intermediate-Term Bond Fund Institutional Shares	15.7%
VictoryShares USAA Core Short-Term Bond ETF	11.0%
VictoryShares USAA Core Intermediate-Term Bond ETF	8.2%
USAA 500 Index Fund Reward Shares	3.5%
USAA International Fund Institutional Shares	3.3%
USAA High Income Fund Institutional Shares	3.2%
USAA Short-Term Bond Fund Institutional Shares	3.0%
VictoryShares USAA MSCI USA Value Momentum ETF	2.6%

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Cornerstone Conservative Fund (continued)	November 30, 2020

  (Unaudited)

Asset Allocation*:

November 30, 2020

(% of Net Assets)

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

3

USAA Mutual Funds Trust USAA Cornerstone Conservative Fund	Schedule of Portfolio Investments November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (25.9%)
VictoryShares USAA Core Intermediate-Term Bond ETF	334,133	$18,235
VictoryShares USAA Core Short-Term Bond ETF	475,200	24,676
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	67,940	2,921
VictoryShares USAA MSCI International Value Momentum ETF	113,561	4,934
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	23,660	1,323
VictoryShares USAA MSCI USA Value Momentum ETF	108,778	5,798
Total Affiliated Exchange-Traded Funds (Cost $55,536)		57,887
Affiliated Mutual Funds (73.6%)
USAA 500 Index Fund Reward Shares	155,454	7,861
USAA Aggressive Growth Fund Institutional Shares	33,519	1,759
USAA Capital Growth Fund Institutional Shares	47,101	551
USAA Emerging Markets Fund Institutional Shares	125,373	2,627
USAA Government Securities Fund Institutional Shares	4,165,331	42,361
USAA Growth Fund Institutional Shares	56,850	1,955
USAA High Income Fund Institutional Shares	930,242	7,126
USAA Income Fund Institutional Shares	2,668,075	37,380
USAA Income Stock Fund Institutional Shares	185,704	3,168
USAA Intermediate-Term Bond Fund Institutional Shares	3,092,412	35,068
USAA International Fund Institutional Shares	292,509	7,406
USAA Precious Metals and Minerals Fund Institutional Shares(a)	60,961	1,240
USAA Short-Term Bond Fund Institutional Shares	708,298	6,623
USAA Small Cap Stock Fund Institutional Shares	115,158	2,130
USAA Target Managed Allocation Fund	477,124	5,625
USAA Value Fund Institutional Shares	115,081	1,771
Total Affiliated Mutual Funds (Cost $149,752)		164,651
Total Investments (Cost $205,288) — 99.5%		222,538
Other assets in excess of liabilities — 0.5%		1,052
NET ASSETS — 100.00%		$223,590

At November 30, 2020 the Fund's investments in foreign securities were 11.2% of net assets.

(a)  Non-income producing security.

ETF — Exchange-Traded Fund

See notes to financial statements.

4

USAA Mutual Funds Trust	Statement of Assets and Liabilities November 30, 2020

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Cornerstone Conservative Fund
Assets:
Affiliated investments, at value(Cost $205,288)	$222,538
Cash and cash equivalents	893
Receivables:
Interest and dividends	171
Capital shares issued	331
From Adviser	1
Prepaid expenses	11
Total assets	223,945
Liabilities:
Payables:
Capital shares redeemed	329
Accrued expenses and other payables:
Custodian fees	2
Transfer agent fees	—	(a)
Compliance fees	—	(a)
Trustees' fees	—	(a)
Other accrued expenses	24
Total liabilities	355
Net Assets:
Capital	203,827
Total accumulated earnings/(loss)	19,763
Net assets	$223,590
Shares (unlimited number of shares authorized with no par value):	19,197
Net asset value, offering and redemption price per share: (b)	$11.65

(a)  Rounds to less than $1 thousand.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

5

USAA Mutual Funds Trust	Statements of Operations For the Six Months Ended November 30, 2020

(Amounts in Thousands)  (Unaudited)

	USAA Cornerstone Conservative Fund
Investment Income:
Income distributions from affiliated funds	$2,553
Securities lending (net of fees)	—	(a)
Total income	2,553
Expenses:
Sub-Administration fees	9
Custodian fees	3
Trustees' fees	26
Compliance fees	1
Printing fees	19
Legal and audit fees	35
State registration and filing fees	16
Other expenses	1
Total expenses	110
Expenses waived/reimbursed by Adviser	(2)
Net expenses	108
Net Investment Income (Loss)	2,445
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from sales of affiliated funds	1,011
Net change in unrealized appreciation/depreciation on affiliated funds	12,015
Net change in unrealized appreciation/depreciation on unaffiliated investments	—
Net realized/unrealized gains (losses) on investments	13,026
Change in net assets resulting from operations	$15,471

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

6

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Cornerstone Conservative Fund
	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020
From Investments:
Operations:
Net investment income (loss)	$2,445	$6,048
Net realized gains (losses) from investments	1,011	3,426
Net change in unrealized appreciation/depreciation on investments	12,015	564
Change in net assets resulting from operations	15,471	10,038
Change in net assets resulting from distributions to shareholders	(2,516)	(6,280)
Change in net assets resulting from capital transactions	4,685	8,927
Change in net assets	17,640	12,685
Net Assets:
Beginning of period	205,950	193,265
End of period	$223,590	$205,950
Capital Transactions:
Proceeds from shares issued	$24,691	$58,872
Distributions reinvested	2,504	6,254
Cost of shares redeemed	(22,510)	(56,199)
Change in net assets resulting from capital transactions	$4,685	$8,927
Share Transactions:
Issued	2,176	5,373
Reinvested	225	581
Redeemed	(1,987)	(5,191)
Change in Shares	414	763

See notes to financial statements.

7

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA Cornerstone Conservative Fund
Six Months Ended November 30, 2020 (unaudited)	$10.96	0.13	(d)	0.69	0.82	(0.13)	—
Year Ended May 31, 2020	$10.72	0.32	(d)	0.25	0.57	(0.33)	—
Year Ended May 31, 2019	$10.64	0.32		0.08	0.40	(0.32)	—
Year Ended May 31, 2018	$10.76	0.30		(0.11)	0.19	(0.31)	—
Year Ended May 31, 2017	$10.27	0.31		0.49	0.80	(0.31)	—
Year Ended May 31, 2016	$10.68	0.35		(0.37)	(0.02)	(0.34)	(0.05)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two year period beginning July 1, 2019 and in effect through September 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  The expense ratios exclude the impact of expenses paid by each underlying fund.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Reflects a return to normal trading levels after a prior year transition or allocation shift.

See notes to financial statements.

8

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return*(a)	Net Expenses^(b)(c)	Net Investment Income (Loss)(b)	Gross Expenses(b)(c)	Net Assets, End of Period (000's)	Portfolio Turnover(a)
USAA Cornerstone Conservative Fund
Six Months Ended November 30, 2020 (unaudited)	(0.13)	$11.65	7.57%	0.10%	2.26%	0.10%	$223,590	14%
Year Ended May 31, 2020	(0.33)	$10.96	5.45%	0.09%	2.92%	0.10%	$205,950	8%
Year Ended May 31, 2019	(0.32)	$10.72	3.84%	0.10%	2.99%	0.12%	$193,265	22%
Year Ended May 31, 2018	(0.31)	$10.64	1.79%	0.10%	2.87%	0.12%	$196,292	5%
Year Ended May 31, 2017	(0.31)	$10.76	7.93%	0.10%	3.02%	0.15%	$174,754	7	%(e)
Year Ended May 31, 2016	(0.39)	$10.27	(0.05)%	0.10%	3.38%	0.15%	$137,705	43%

See notes to financial statements.

9

USAA Mutual Funds Trust	Notes to Financial Statements November 30, 2020

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Cornerstone Conservative Fund (the "Fund"). The Fund is classified as diversified under the 1940 Act.

The Fund is a "fund of funds" in that it invests in a selection of affiliated mutual funds and exchange-traded funds managed by the Fund's Adviser, Victory Capital Management Inc., an affiliate of the Fund.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

The Adviser has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs") are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where

10

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies, including underlying funds, are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of November 30, 2020, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Affiliated Exchange-Traded Funds	$57,887	$—	$—	$57,887
Affiliated Mutual Funds	164,651	—	—	164,651
Total	$222,538	$—	$—	$222,538

For the six months ended November 30, 2020, there were no transfers in or out of the Level 3 fair value hierarchy.

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

11

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

Securities Lending:

The Fund, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100 thousand. Collateral may be cash, U.S. government securities, or other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. Cash collateral may be invested in high-quality short-term investments, primarily open-end investment companies. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Noncash collateral received by the Fund may not be sold or re-pledged, except to satisfy borrower default.

As of November 30, 2020, the Fund did not have any securities on loan.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of May 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended November 30, 2020, were as follows for the Fund (amounts in thousands):

Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)
$32,798	$29,008

12

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

There were no purchases and sales of U.S. government securities during the six months ended November 30, 2020

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC. The Adviser does not receive any fees from the Fund for these services.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Administration, Servicing and Accounting Agreement, VCM does not receive any fees from the Fund for these services.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended November 30, 2020, are reflected on the Statement of Operations as Compliance fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the six months ended November 30, 2020, are reflected on the Statement of Operations as Sub-Administration fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser provides transfer agency services to the Fund. VCTA received no fees from the Fund for these services.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust. Effective June 30, 2020, the Distributor's name was changed from Victory Capital Advisers, Inc.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended November 30, 2020, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

13

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

The Adviser has entered into an expense limitation agreement with the Fund until at least September 30, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of November 30, 2020, the expense limit (excluding voluntary waivers) is 0.10%.

Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.

As of November 30, 2020, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at November 30, 2020.

Expires May 31, 2024	Total
$2	$2

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended November 30, 2020.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Sub-Administrator, Sub-Fund Accountant, and Legal.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Geopolitical/Natural Disaster Risk — Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. Likewise, systemic market dislocations of the kind that occurred during the financial crisis that began in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund's investments. Some countries, including the United States, are adopting more protectionist trade policies and moving away from the tighter financial industry regulations that followed the 2008 financial crisis, which may also affect the value of a Fund's investments.

Political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of a Fund's investments, increase uncertainty in or impair the operation of the U.S. or other securities markets and degrade investor and consumer confidence, perhaps suddenly and to a significant degree.

An outbreak of disease called COVID-19 has spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and consumer activity, significant challenges in healthcare service preparation and delivery, quarantines and general concern and uncertainty. These negative impacts have caused significant volatility and declines in global financial markets, which have caused losses for Fund investors during

14

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

and subsequent to period end. The impact of the COVID-19 pandemic last for an extended period of time, and could result in a substantial economic downturn or recession. Public health crises may exacerbate other pre-existing political, social, economic, market and financial risks. The extent of the impact to the financial performance of the Funds' investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Tactical Allocation Risk — The Fund has a targeted risk tolerance and a corresponding asset allocation target; however, mere asset allocation and volatility are not the sole determination of risk. The Fund's managers will tactically allocate away from the target allocation as market conditions and the perceived risks warrant. The Fund bears the risk that the managers' tactical allocation will not be successful.

Affiliated Funds Risk — The risks of the Fund directly correspond to the risks of the underlying affiliated funds in which the Fund invests. By investing in the underlying affiliated funds, the Fund has exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Fund varies according to the Fund's asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the risk associated with equity securities. The Fund also is subject to asset allocation risk (i.e., the risk that allocations will not produce the intended results) and to management risk (i.e., the risk that the selection of underlying affiliated funds will not produce the intended results).

Conflict of Interest Risk — In managing a Fund that invests in underlying affiliated funds, the Adviser may have conflicts of interest in allocating the Fund's assets among the various underlying affiliated funds. This is because the fees payable by some of the underlying affiliated funds to the Adviser and/or its affiliates are higher than the fees payable by other underlying affiliated funds, and because the Adviser also manages and administers the underlying affiliated funds.

Equity Risk — The Fund may invest in underlying affiliated funds that invest in equity securities, which are subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a company's operations. Equity securities tend to be more volatile than bonds. In addition, to the degree an underlying affiliated fund invests in foreign securities, there is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; emerging-market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes.

6. Borrowing and Interfund Lending:

Line of Credit:

For the six months ended November 30, 2020, the Victory Funds Complex participated in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2020 with a termination date of June 28, 2021. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. For the six months ended November 30, 2020, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro- rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Effective June 29, 2020, under an amended Line of Credit agreement, Citibank will also receive an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex will pay a pro-rata portion of the upfront fee. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended November 30, 2020.

15

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Fund, that is permitted to participate in the Facility, in the Victory Funds Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period is reflected on the Statement of Operations under Income on Interfund lending.

The Fund did not utilize or participate in the Facility during the six months ended November 30, 2020.

7. Federal Income Tax Information:

The Fund intends to declare and distribute quarterly any net investment income. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending May 31, 2021.

At May 31, 2020, the Fund had no capital loss carryforwards, for the federal income tax purposes.

8. Affiliated Securities:

An affiliated security is a security in which the Fund has ownership of at least 5% of the security's outstanding voting shares or an investment company managed by VCM. The Fund does not invest in affiliated underlying funds for the purpose of exercising management or control. These underlying funds' are noted as affiliated on each Fund's Schedule of Portfolio Investments. The affiliated underlying fund's annual or semiannual reports may be viewed at vcm.com. Transactions in affiliated securities during the six months ended November 30, 2020 were as follows (amount in thousands):

	Fair Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 11/30/2020	Dividend Income
USAA Cornerstone Conservative Fund
USAA 500 Index Fund Reward Shares	$6,523	$927	$(855)	$134	$—	$1,132	$7,861	$50
USAA Aggressive Growth Fund Institutional Shares	1,406	—	—	—	—	353	1,759	—
USAA Capital Growth Fund Institutional Shares	1,858	—	(1,526)	6	—	213	551	—

16

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

	Fair Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 11/30/2020	Dividend Income
USAA Emerging Markets Fund Institutional Shares	$2,368	$417	$(872)	$88	$—	$626	$2,627	$—
USAA Government Securities Fund Institutional Shares	41,565	1,046	—	—	—	(250)	42,361	500
USAA Growth Fund Institutional Shares	1,963	—	(436)	82	—	346	1,955	—
USAA High Income Fund Institutional Shares	6,397	188	—	—	—	541	7,126	188
USAA Income Fund Institutional Shares	56,887	791	(22,479)	1,029	—	1,152	37,380	792
USAA Income Stock Fund Institutional Shares	3,177	33	(431)	(75)	—	464	3,168	34
USAA Intermediate-Term Bond Fund Institutional Shares	33,040	433	—	—	—	1,595	35,068	511
USAA International Fund Institutional Shares	6,859	417	(1,094)	(189)	—	1,413	7,406	—
USAA Precious Metals and Minerals Fund Institutional Shares	1,385	—	(228)	93	—	(10)	1,240	—
USAA Short-Term Bond Fund Institutional Shares	6,382	79	—	—	—	162	6,623	93
USAA Small Cap Stock Fund Institutional Shares	2,385	—	(874)	(54)	—	673	2,130	—
USAA Target Managed Allocation Fund	4,074	866	—	—	—	685	5,625	—
USAA Value Fund Institutional Shares	1,730	—	(210)	(103)	—	354	1,771	—
VictoryShares USAA Core Intermediate-Term Bond ETF	17,709	—	—	—	—	526	18,235	214
VictoryShares USAA Core Short-Term Bond ETF	229	24,375	—	—	—	72	24,676	60
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	879	1,746	—	—	—	296	2,921	22
VictoryShares USAA MSCI International Value Momentum ETF	2,694	1,733	—	—	—	507	4,934	38

17

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

	Fair Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 11/30/2020	Dividend Income
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	$1,049	$—	$—	$—	$—	$274	$1,323	$8
VictoryShares USAA MSCI USA Value Momentum ETF	4,907	—	—	—	—	891	5,798	43
	$205,466	$33,051	$(29,005)	$1,011	$—	$12,015	$222,538	$2,553

18

USAA Mutual Funds Trust	Supplemental Information November 30, 2020

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2020 through November 30, 2020.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

Beginning Account Value 6/1/20	Actual Ending Account Value 11/30/20	Hypothetical Ending Account Value 11/30/20	Actual Expenses Paid During Period 6/1/20- 11/30/20*	Hypothetical Expenses Paid During Period 6/1/20- 11/30/20*	Annualized Expense Ratio During Period 6/1/20- 11/30/20
$1,000.00	$1,075.70	$1,024.57	$0.52	$0.51	0.10%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

19

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

97450-0121

NOVEMBER 30, 2020

Semi Annual Report

USAA Cornerstone Equity Fund

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports may no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396 or by submitting your request via email to TA.Processing@FISGlobal.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396 or submitting your request via email to TA.Processing@FISGlobal.com.

Your election to receive reports in paper will apply to all funds held with the USAA Mutual Funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member of FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logo are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	4
Financial Statements
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	10
Supplemental Information	18
Proxy Voting and Portfolio Holdings Information	18
Expense Example	18
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

1

USAA Mutual Funds Trust USAA Cornerstone Equity Fund	November 30, 2020

  (Unaudited)

Investment Objective & Portfolio Holdings:

The Fund's investment objective is to seek capital appreciation over the long term.

Top 10 Holdings*:

November 30, 2020

(% of Net Assets)

VictoryShares USAA MSCI USA Value Momentum ETF	16.4%
USAA 500 Index Fund Reward Shares	14.7%
USAA International Fund Institutional Shares	13.5%
VictoryShares USAA MSCI International Value Momentum ETF	12.5%
USAA Target Managed Allocation Fund	6.5%
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	6.4%
USAA Income Stock Fund Institutional Shares	5.0%
USAA Growth Fund Institutional Shares	4.9%
USAA Aggressive Growth Fund Institutional Shares	4.7%
USAA Value Fund Institutional Shares	4.6%

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Cornerstone Equity Fund (continued)	November 30, 2020

  (Unaudited)

Asset Allocation*:

November 30, 2020

(% of Net Assets)

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

3

USAA Mutual Funds Trust USAA Cornerstone Equity Fund	Schedule of Portfolio Investments November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (38.2%)
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	305,765	$13,145
VictoryShares USAA MSCI International Value Momentum ETF (a)	589,400	25,607
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	104,048	5,817
VictoryShares USAA MSCI USA Value Momentum ETF	630,222	33,592
Total Affiliated Exchange-Traded Funds (Cost $81,365)		78,161
Affiliated Mutual Funds (61.6%)
USAA 500 Index Fund Reward Shares	593,244	30,000
USAA Aggressive Growth Fund Institutional Shares	184,056	9,661
USAA Emerging Markets Fund Institutional Shares	427,229	8,950
USAA Growth Fund Institutional Shares	293,654	10,096
USAA Income Stock Fund Institutional Shares	604,387	10,311
USAA International Fund Institutional Shares	1,088,754	27,567
USAA Precious Metals and Minerals Fund Institutional Shares (b)	43,791	891
USAA Small Cap Stock Fund Institutional Shares	320,055	5,921
USAA Target Managed Allocation Fund	1,122,105	13,230
USAA Value Fund Institutional Shares	609,234	9,376
Total Affiliated Mutual Funds (Cost $101,018)		126,003
Collateral for Securities Loaned^ (3.8%)
HSBC U.S. Government Money Market Fund I Shares, 0.03% (c)	7,785,000	7,785
Total Collateral for Securities Loaned (Cost $7,785)		7,785
Total Investments (Cost $190,168) — 103.6%		211,949
Liabilities in excess of other assets — (3.6)%		(7,313)
NET ASSETS — 100.00%		$204,636

At November 30, 2020 the Fund's investments in foreign securities were 56.0% of net assets.

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  Non-income producing security.

(c)  Rate disclosed is the daily yield on November 30, 2020.

ETF — Exchange-Traded Fund

See notes to financial statements.

4

USAA Mutual Funds Trust	Statement of Assets and Liabilities November 30, 2020

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Cornerstone Equity Fund
Assets:
Affiliated investments, at value (Cost $182,383)	$204,164
Unaffiliated investments, at value (Cost $7,785)	7,785	(a)
Cash and cash equivalents	534
Receivables:
Interest	—	(b)
Capital shares issued	97
From Adviser	6
Prepaid expenses	9
Total assets	212,595
Liabilities:
Payables:
Collateral received on loaned securities	7,785
Capital shares redeemed	144
Accrued expenses and other payables:
Custodian fees	2
Transfer agent fees	—	(b)
Compliance fees	—	(b)
Other accrued expenses	28
Total liabilities	7,959
Net Assets:
Capital	168,622
Total accumulated earnings/(loss)	36,014
Net assets	$204,636
Shares (unlimited number of shares authorized with no par value):	12,862
Net asset value, offering and redemption price per share: (c)	$15.91

(a)  Includes $ 7,516 of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

5

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended November 30, 2020

(Amounts in Thousands)  (Unaudited)

	USAA Cornerstone Equity Fund
Investment Income:
Income distributions from affiliated funds	$1,072
Interest	—	(a)
Securities lending (net of fees)	—	(a)
Total income	1,072
Expenses:
Sub-Administration fees	9
Custodian fees	4
Trustees' fees	26
Compliance fees	1
Printing fees	24
Legal and audit fees	33
State registration and filing fees	13
Interfund lending fees	—	(a)
Other expenses	2
Total expenses	112
Expenses waived/reimbursed by Adviser	(14)
Net expenses	98
Net Investment Income (Loss)	974
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from sales of affiliated funds	(584)
Net change in unrealized appreciation/depreciation on affiliated funds	35,282
Net realized/unrealized gains (losses) on investments	34,698
Change in net assets resulting from operations	$35,672

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

6

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Cornerstone Equity Fund
	Six Months Ended November 30, 2020 (unaudited)	Year Ended May 31, 2020
From Investments:
Operations:
Net investment income (loss)	$974	$4,906
Net realized gains (losses) from investments	(584)	13,841
Net change in unrealized appreciation/depreciation on investments	35,282	(18,537)
Change in net assets resulting from operations	35,672	210
Change in net assets resulting from distributions to shareholders	—	(10,384)
Change in net assets resulting from capital transactions	(22,049)	(1,101)
Change in net assets	13,623	(11,275)
Net Assets:
Beginning of period	191,013	202,288
End of period	$204,636	$191,013
Capital Transactions:
Proceeds from shares issued	8,214	39,178
Distributions reinvested	—	10,364
Cost of shares redeemed	(30,263)	(50,643)
Change in net assets resulting from capital transactions	$(22,049)	$(1,101)
Share Transactions:
Issued	564	2,815
Reinvested	—	684
Redeemed	(2,087)	(3,666)
Change in Shares	(1,523)	(167)

See notes to financial statements.

7

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA Cornerstone Equity Fund
Six Months Ended November 30, 2020 (unaudited)	$13.28	0.07	(d)	2.56	2.63	—	—
Year Ended May 31, 2020	$13.90	0.34	(d)	(0.24)	0.10	(0.32)	(0.40)
Year Ended May 31, 2019	$15.49	0.26		(0.99)	(0.73)	(0.25)	(0.61)
Year Ended May 31, 2018	$14.31	0.22		1.26	1.48	(0.22)	(0.08)
Year Ended May 31, 2017	$12.51	0.19		2.02	2.21	(0.19)	(0.22)
Year Ended May 31, 2016	$13.61	0.16		(0.82)	(0.66)	(0.15)	(0.29)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two year period beginning July 1, 2019 and in effect through September 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  The expense ratios exclude the impact of expenses paid by each underlying fund.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Reflects increased usage of quantitative investment strategies.

(f)  Reflects an increase in trading activity due to asset allocation shifts.
See notes to financial statements.

8

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return*(a)	Net Expenses^(b)(c)	Net Investment Income (Loss)(b)	Gross Expenses(b)(c)	Net Assets, End of Period (000's)	Portfolio Turnover(a)
USAA Cornerstone Equity Fund
Six Months Ended November 30, 2020 (unaudited)	—	$15.91	19.80%	0.10%	0.99%	0.11%	$204,636	2%
Year Ended May 31, 2020	(0.72)	$13.28	0.14%	0.10%	2.38%	0.10%	$191,013	6%
Year Ended May 31, 2019	(0.86)	$13.90	(4.35)%	0.10%	1.79%	0.13%	$202,288	11	%(e)
Year Ended May 31, 2018	(0.30)	$15.49	10.32%	0.10%	1.46%	0.13%	$200,186	38	%(f)
Year Ended May 31, 2017	(0.41)	$14.31	17.99%	0.10%	1.39%	0.20%	$143,657	7%
Year Ended May 31, 2016	(0.44)	$12.51	(4.77)%	0.10%	1.36%	0.22%	$99,974	15%

See notes to financial statements.

9

USAA Mutual Funds Trust	Notes to Financial Statements November 30, 2020

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Cornerstone Equity Fund (the "Fund"). The Fund is classified as diversified under the 1940 Act.

The Fund is a "fund of funds" in that it invests in a selection of affiliated mutual funds and exchange-traded funds managed by the Fund's Adviser, Victory Capital Management Inc., an affiliate of the Fund.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

The Adviser has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

10

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

Investments in the underlying affiliated Funds and other open-end investment companies, other than ETFs, are valued at their net asset value ("NAV") at the end of each business day and are typically categorized in Level 1 of the fair value hierarchy.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of November 30, 2020, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Affiliated Exchange-Traded Funds	$78,161	$—	$—	$78,161
Affiliated Mutual Funds	126,003	—	—	126,003
Collateral for Securities Loaned	7,785	—	—	7,785
Total	$211,949	$—	$—	$211,949

For the six months ended November 30, 2020, there were no transfers in or out of the Level 3 fair value hierarchy.

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Dividend income and capital gain distributions from the underlying affiliated funds are recorded on the ex-dividend date. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Securities Lending:

The Fund, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of

11

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100 thousand. Collateral may be cash, U.S. government securities, or other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. Cash collateral may be invested in high-quality short-term investments, primarily open-end investment companies. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Noncash collateral received by the Fund may not be sold or re-pledged, except to satisfy borrower default. Cash collateral is listed on the Fund's Schedule of Portfolio Investments and Financial Statements while non-cash collateral is not included.

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of November 30, 2020.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$7,516	$—	$7,785

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of May 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended November 30, 2020, were as follows for the Fund (amounts in thousands):

Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)
$3,271	$24,596

12

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

There were no purchases and sales of U.S. government securities during the six months ended November 30, 2020

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC. The Adviser does not receive any fees from the Fund for these services.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Administration, Servicing and Accounting Agreement, VCM does not receive any fees from the Fund for these services.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six-months ended November 30, 2020, are reflected on the Statement of Operations as Compliance fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the six months ended November 30, 2020, are reflected on the Statement of Operations as Sub-Administration fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser provides transfer agency services to the Fund. VCTA received no fees from the Fund for these services.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust. Effective June 30, 2020, the Distributor's name was changed from Victory Capital Advisers, Inc. The Distributor received no fees or other compensation for such distribution services.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended November 30, 2020, are reflected on the Statement of Operations as Custodian fees.

13

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least September 30, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of November 30, 2020, the expense limit (excluding voluntary waivers) is 0.10% for Fund Shares.

Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. As of November 30, 2020, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at November 30, 2020.

Expires May 31,2024	Total
$14	$14

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended November 30, 2020.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Sub-Administrator, Sub-Fund Accountant, and Legal.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Geopolitical/Natural Disaster Risk — Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. Likewise, systemic market dislocations of the kind that occurred during the financial crisis that began in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund's investments. Some countries, including the United States, are adopting more protectionist trade policies and moving away from the tighter financial industry regulations that followed the 2008 financial crisis, which may also affect the value of a Fund's investments.

Political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of a Fund's investments, increase uncertainty in or impair the operation of the U.S. or other securities markets and degrade investor and consumer confidence, perhaps suddenly and to a significant degree.

An outbreak of disease called COVID-19 has spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and consumer activity, significant challenges in healthcare service preparation and delivery, quarantines and general concern and uncertainty. These negative impacts have caused significant volatility and declines in global financial markets, which have caused losses for Fund investors during and subsequent to period end. The impact of the COVID-19 pandemic last for an extended period of

14

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

time, and could result in a substantial economic downturn or recession. Public health crises may exacerbate other pre-existing political, social, economic, market and financial risks. The extent of the impact to the financial performance of the Funds' investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Affiliated Funds Risk — The risks of the Fund directly correspond to the risks of the underlying affiliated funds in which the Fund invests. By investing in the underlying affiliated funds, the Fund has exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Fund varies according to the Fund's asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the risk associated with equity securities. The Fund also is subject to asset allocation risk (i.e., the risk that allocations will not produce the intended results) and to management risk (i.e., the risk that the selection of underlying affiliated funds will not produce the intended results).

Conflict of Interest Risk — In managing a Fund that invests in underlying affiliated funds, the Adviser may have conflicts of interest in allocating the Fund's assets among the various underlying affiliated funds. This is because the fees payable by some of the underlying affiliated funds to the Adviser and/or its affiliates are higher than the fees payable by other underlying affiliated funds, and because the Adviser also manages and administers the underlying affiliated funds.

Equity Risk — The Fund may invest in underlying affiliated funds that invest in equity securities. The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.

6. Borrowing and Interfund Lending:

Line of Credit:

For the six months ended November 30, 2020, the Victory Funds Complex participated in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2020 with a termination date of June 28, 2021. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. For the six months ended November 30, 2020, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Effective June 29, 2020, under an amended Line of Credit agreement, Citibank will also receive an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex will pay a pro-rata portion of the upfront fee. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended November 30, 2020.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Fund, that is permitted to participate in the Facility, in the Victory Funds Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes. The interfund loan rate is determined, as specified in the Order, by averaging the

15

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period is reflected on the Statement of Operations under Income on Interfund lending.

The average borrowing or lending for the days outstanding and average interest rate for the Fund during the period ended November 30, 2020 were as follows (amounts in thousands):

Borrower or Lender	Amount Outstanding at November 30, 2020	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
Borrower	$—	$908	1	0.62%	$908

*  For the six months ended November 30, 2020, based on the number of days borrowings were outstanding.

7. Federal Income Tax Information:

The Fund intends to declare and distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending May 31, 2021.

At May 31, 2020, the Fund had no capital loss carryforwards, for federal income tax purposes.

8. Affiliated Securities:

An affiliated security is a security in which the Fund has ownership of at least 5% of the security's outstanding voting shares or an investment company managed by VCM. The Fund does not invest in affiliated underlying funds for the purpose of exercising management or control. These underlying funds are noted as affiliated on the Fund's Schedule of Portfolio Investments. The affiliated underlying funds' annual or semiannual reports may be viewed at vcm.com. Transactions in affiliated securities during the six months ended November 30, 2020 were as follows (amount in thousands):

	Fair Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 11/30/2020	Dividend Income
USAA 500 Index Fund Reward Shares	$26,240	$406	$(1,757)	$185	$—	$4,926	$30,000	$208
USAA Aggressive Growth Fund Institutional Shares	8,071	—	(401)	7	—	1,984	9,661	—

16

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

	Fair Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 11/30/2020	Dividend Income
USAA Capital Growth Fund Institutional Shares	$5,444	$—	$(5,996)	$75	$—	$477	$—	$—
USAA Emerging Markets Fund Institutional Shares	8,232	195	(1,761)	220	—	2,064	8,950	—
USAA Growth Fund Institutional Shares	9,479	—	(1,390)	185	—	1,822	10,096	—
USAA Income Stock Fund Institutional Shares	8,495	691	—	—	—	1,125	10,311	96
USAA International Fund Institutional Shares	27,920	—	(5,037)	(925)	—	5,609	27,567	—
USAA Precious Metals and Minerals Fund Institutional Shares	1,332	—	(491)	241	—	(191)	891	—
USAA Small Cap Stock Fund Institutional Shares	6,667	—	(2,505)	(273)	—	2,032	5,921	—
USAA Target Managed Allocation Fund	12,716	200	(1,552)	123	—	1,743	13,230	—
USAA Value Fund Institutional Shares	8,228	—	(191)	(94)	—	1,433	9,376	—
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	9,618	1,780	—	—	—	1,747	13,145	207
VictoryShares USAA MSCI International Value Momentum ETF	22,189	—	—	—	—	3,418	25,607	259
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	6,791	—	(2,520)	(184)	—	1,730	5,817	51
VictoryShares USAA MSCI USA Value Momentum ETF	29,369	—	(996)	(144)	—	5,363	33,592	251
	$190,791	$3,272	$(24,597)	$(584)	$—	$35,282	$204,164	$1,072

17

USAA Mutual Funds Trust	Supplemental Information November 30, 2020

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2020 through November 30, 2020.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

Beginning Account Value 6/1/20	Actual Ending Account Value 11/30/20	Hypothetical Ending Account Value 11/30/20	Actual Expenses Paid During Period 6/1/20- 11/30/20*	Hypothetical Expenses Paid During Period 6/1/20- 11/30/20*	Annualized Expense Ratio During Period 6/1/20 11/30/20
$1,000.00	$1,198.00	$1,024.57	$0.55	$0.51	0.10%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

18

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

97453-0121

NOVEMBER 30, 2020

Semi Annual Report

USAA Cornerstone Moderate Fund

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports may no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396 or by submitting your request via email to TA.Processing@FISGlobal.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396 or submitting your request via email to TA.Processing@FISGlobal.com.

Your election to receive reports in paper will apply to all funds held with the USAA Mutual Funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member of FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logo are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	20
Statement of Operations	21
Statements of Changes in Net Assets	22
Financial Highlights	24
Notes to Financial Statements	26
Supplemental Information	37
Proxy Voting and Portfolio Holdings Information	37
Expense Example	37
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

USAA Mutual Funds Trust

1

USAA Mutual Funds Trust USAA Cornerstone Moderate Fund	November 30, 2020

  (Unaudited)

Investment Objective & Portfolio Holdings:

The Fund's investment objective is to seek a high total return.

Asset Allocation*:

November 30, 2020

(% of Net Assets)

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

2

USAA Mutual Funds Trust USAA Cornerstone Moderate Fund	Schedule of Portfolio Investments November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (2.9%)
American Express Credit Account Master Trust, Series 2019-2, Class B, 2.86%, 11/15/24	$1,619	$1,671
Americredit Automobile Receivables Trust, Series 2018-2, Class A3, 3.15%, 3/20/23, Callable 10/18/22 @ 100	181	183
Americredit Automobile Receivables Trust, Series 2018-1, Class C, 3.50%, 1/18/24, Callable 7/18/22 @ 100	2,640	2,735
ARI Fleet Lease Trust, Series 2020-A, Class A3, 1.80%, 8/15/28, Callable 3/15/23 @ 100 (a)	438	449
BCC Funding Corp. XVI LLC, Series 2019-1A, Class A2, 2.46%, 8/20/24, Callable 4/20/23 @ 100 (a)	1,987	2,011
Canadian Pacer Auto Receivables Trust, Series 2018-1A, Class C, 3.82%, 4/19/24, Callable 5/19/21 @ 100 (a)	1,190	1,208
CarMax Auto Owner Trust, Series 2020-1, Class B, 2.21%, 9/15/25, Callable 8/15/23 @ 100	620	644
Credit Acceptance Auto Loan Trust, Series 2018-3A, Class A, 3.55%, 8/15/27, Callable 10/15/21 @ 100 (a)	1,001	1,013
Dell Equipment Finance Trust, Series 2020-1, Class A3, 2.24%, 2/22/23, Callable 8/22/22 @ 100 (a)	325	334
Drive Auto Receivables Trust, Series 2019-1, Class C, 3.78%, 4/15/25, Callable 9/15/22 @ 100	712	727
Drive Auto Receivables Trust, Series 2018-4, Class D, 4.09%, 1/15/26, Callable 7/15/22 @ 100	662	684
Enterprise Fleet Financing LLC, Series 2020-1, Class A3, 1.86%, 12/22/25 (a)	399	414
Evergreen Credit Card Trust, Series 2019-2, Class A, 1.90%, 9/15/24 (a)	1,577	1,621
Exeter Automobile Receivables Trust, Series 2017-3A, Class D, 5.28%, 10/15/24, Callable 4/15/22 @ 100 (a)	490	513
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30%, 3/15/24, Callable 12/15/22 @ 100 (a)	970	991
Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.26%, 4/15/24, Callable 5/15/23 @ 100 (a)	499	505
Ford Credit Auto Owner Trust, Series 2019-A, Class A3, 2.78%, 9/15/23, Callable 12/15/22 @ 100	350	357
Ford Credit Auto Owner Trust, Series 2020-1, Class B, 2.29%, 8/15/31, Callable 2/15/25 @ 100 (a)	648	672
Great American Auto Leasing, Inc., Series 2019-1, Class A3, 3.05%, 9/15/22, Callable 12/15/22 @ 100 (a)	444	451
Hertz Vehicle Financing II LP, Series 2019-3A, Class A, 2.67%, 12/26/25 (a)	210	210
HPEFS Equipment Trust, Series 2019-1A, Class C, 2.49%, 9/20/29, Callable 5/20/22 @ 100 (a)	437	447
HPEFS Equipment Trust, Series 2020-1A, Class B, 1.89%, 2/20/30, Callable 12/20/22 @ 100 (a)	249	253
MMAF Equipment Finance LLC, Series 2017-B, Class A4, 2.41%, 11/15/24, Callable 6/15/22 @ 100 (a)	972	990
Navient Student Loan Trust, Series 2015-2, Class B, 1.65% (LIBOR01M+150bps), 8/25/50, Callable 1/25/29 @ 100 (b)	950	903
NP SPE II LLC, Series 2017-1A, Class A1, 3.37%, 10/21/47, Callable 10/20/27 @ 100 (a)	334	341
OSCAR US Funding Trust IX LLC, Series 2018-2A, Class A4, 3.63%, 9/10/25 (a)	2,560	2,669

See notes to financial statements.

3

USAA Mutual Funds Trust USAA Cornerstone Moderate Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
SCF Equipment Leasing LLC, Series 2017-2A, Class A, 3.41%, 12/20/23, Callable 12/20/20 @ 100 (a)	$218	$219
SCF Equipment Leasing LLC, Series 2020-1A, Class B, 2.02%, 3/20/28, Callable 7/20/25 @ 100 (a)	506	511
SLM Student Loan Trust, Series 2003-14, Class B, 0.76% (LIBOR03M+55bps), 10/25/65, Callable 4/25/29 @ 100 (b)	320	299
Synchrony Credit Card Master Note Trust, Series 2016-2, Class C, 2.95%, 5/15/24	1,461	1,471
Synchrony Credit Card Master Note Trust, Series 2018-2, Class A, 3.47%, 5/15/26	1,721	1,840
Transportation Finance Equipment Trust, Series 2019-1, Class B, 2.06%, 5/23/24, Callable 6/23/23 @ 100 (a)	900	928
Transportation Finance Equipment Trust, Series 2019-1, Class A4, 1.88%, 3/25/24, Callable 6/23/23 @ 100 (a)	972	1,000
Trinity Rail Leasing LLC, Series 2019-2A, Class A1, 2.39%, 10/18/49, Callable 12/17/20 @ 100 (a)	428	428
Trinity Rail Leasing LLC, Series 2019-2A, Class A2, 3.10%, 10/18/49, Callable 12/17/20 @ 100 (a)	2,000	2,069
Westlake Automobile Receivables Trust, Series 2018-2A, Class D, 4.00%, 1/16/24, Callable 1/15/22 @ 100 (a)	1,000	1,021
Westlake Automobile Receivables Trust, Series 2020-1A, Class B, 1.94%, 4/15/25, Callable 7/15/23 @ 100 (a)	1,618	1,641
Total Asset-Backed Securities (Cost $33,685)		34,423
Collateralized Mortgage Obligations (1.2%)
Banc of America Commercial Mortgage Trust, Series 2008-1, Class AJ, 6.79%, 2/10/51 (c)	130	136
Banc of America Commercial Mortgage Trust, Series 2006-3, Class AM, 5.86%, 7/10/44 (c)	1,254	250
BANK, Series 2019-BNK20, Class A3, 3.01%, 9/15/61	1,000	1,116
Barclays Commercial Mortgage Trust, Series 2019-C5, Class ASB, 2.99%, 11/15/52	754	831
Benchmark Mortgage Trust, Series 2019-B14, Class A5, 3.05%, 12/15/61	1,295	1,454
Benchmark Mortgage Trust, Series 2020-B17, Class ASB, 2.18%, 3/15/53, Callable 11/15/29 @ 100	648	683
BTH Mortgage-Backed Securities Trust, Series 2018-21, Class A, 2.65% (LIBOR01M+250bps), 10/7/21 (a) (b)	1,200	1,194
BX Trust, Series 2019-OC11, Class A, 3.20%, 12/9/41 (a)	598	638
Citigroup Commercial Mortgage Trust, Series 2019-PRM, Class A, 3.34%, 5/10/36 (a)	1,000	1,058
Citigroup Commercial Mortgage Trust, Series 2020-555, Class A, 2.65%, 12/10/41 (a)	972	1,019
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class AAB, 2.61%, 1/15/53	648	702
COMM Mortgage Trust, Series 2019-GC44, Class ASB, 2.87%, 8/15/57	971	1,067
COMM Mortgage Trust, Series 2014-277P, Class A, 3.73%, 8/10/49, Callable 8/10/24 @ 100 (a) (c)	661	712

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Cornerstone Moderate Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class AMFL, 0.33% (LIBOR01M+19bps), 2/15/40 (b)	$25	$23
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA, 2.06%, 1/15/49, Callable 11/15/25 @ 100 (c) (d)	10,774	816
DBJPM Mortgage Trust, Series 2016-SFC, Class A, 2.83%, 8/10/36 (a)	1,500	1,469
GE Commercial Mortgage Corp., Series 2007-C1, Class AM, 5.61%, 12/10/49 (c)	66	31
GS Mortgage Securities Trust, Series 2020-GC45, Class AAB, 2.84%, 2/13/53	347	381
GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.91%, 2/13/53	411	456
Manhattan West, Series 2020-1MW, Class A, 2.13%, 9/10/40 (a)	414	429
UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, 2.25%, 5/10/45, Callable 4/10/22 @ 100 (a) (c)	11,259	197
Total Collateralized Mortgage Obligations (Cost $15,237)		14,662
Common Stocks (13.7%)
Communication Services (1.1%):
Activision Blizzard, Inc.	10,769	856
Alphabet, Inc. Class C (e)	1,400	2,465
AT&T, Inc.	37,727	1,085
Charter Communications, Inc. Class A (e)	1,309	854
Comcast Corp. Class A	22,711	1,141
Facebook, Inc. Class A (e)	6,567	1,819
Match Group, Inc. (e)	5,994	834
Sirius XM Holdings, Inc. (f)	116,389	755
T-Mobile U.S., Inc. (e)	6,515	866
Verizon Communications, Inc.	19,186	1,159
Zillow Group, Inc. Class C (e)	7,159	772
		12,606
Consumer Discretionary (1.3%):
Amazon.com, Inc. (e)	927	2,937
AutoZone, Inc. (e)	678	771
Booking Holdings, Inc. (e)	425	862
Dollar General Corp.	3,831	837
Domino's Pizza, Inc.	1,952	766
eBay, Inc.	16,633	839
Ford Motor Co.	91,257	829
General Motors Co.	19,741	865
Lennar Corp. Class A	10,249	778
Lowe's Cos., Inc.	6,233	971
O'Reilly Automotive, Inc. (e)	1,717	760
Peloton Interactive, Inc. Class A (e)	7,119	828
Tesla, Inc. (e)	2,703	1,534
The Home Depot, Inc.	8,867	2,460
		16,037

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Cornerstone Moderate Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Consumer Staples (0.8%):
Altria Group, Inc.	21,503	$856
Colgate-Palmolive Co.	9,973	854
Kimberly-Clark Corp.	5,695	793
Monster Beverage Corp. (e)	9,115	773
Philip Morris International, Inc.	23,934	1,813
The Clorox Co.	7,436	1,509
The Kroger Co.	23,638	780
The Procter & Gamble Co.	8,934	1,241
Walgreens Boots Alliance, Inc.	20,536	781
		9,400
Energy (0.4%):
Cabot Oil & Gas Corp.	42,799	750
Chevron Corp.	12,029	1,049
ConocoPhillips	40,811	1,614
Halliburton Co.	46,779	776
Phillips 66	12,956	785
		4,974
Financials (1.7%):
AGNC Investment Corp.	2,774	42
Annaly Capital Management, Inc.	7,356	59
Aon PLC Class A	3,786	776
Berkshire Hathaway, Inc. Class B (e)	5,520	1,264
Brown & Brown, Inc.	15,612	703
Capital One Financial Corp.	9,438	808
First Republic Bank	5,628	729
KeyCorp	47,773	738
MarketAxess Holdings, Inc.	1,456	785
Marsh & McLennan Cos., Inc.	7,170	822
MetLife, Inc.	17,590	812
Moody's Corp.	2,882	814
Morgan Stanley	14,858	919
MSCI, Inc.	3,841	1,573
Prudential Financial, Inc.	10,503	794
S&P Global, Inc.	5,054	1,778
State Street Corp.	11,295	796
SVB Financial Group (e)	4,269	1,472
T. Rowe Price Group, Inc.	5,296	759
The Allstate Corp.	7,661	784
The Goldman Sachs Group, Inc.	3,856	889
The Progressive Corp.	17,192	1,498
Wells Fargo & Co.	35,749	978
		20,592
Health Care (2.2%):
AbbVie, Inc.	10,501	1,098
Amgen, Inc.	8,415	1,868
Anthem, Inc.	2,763	861
Biogen, Inc. (e)	6,680	1,604

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Cornerstone Moderate Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Bio-Rad Laboratories, Inc. Class A (e)	1,287	$693
Bristol-Myers Squibb Co.	15,677	978
Cerner Corp.	10,403	779
Cigna Corp.	4,165	871
CVS Health Corp.	13,379	907
Danaher Corp.	4,246	954
DexCom, Inc. (e)	2,323	743
Eli Lilly & Co.	6,537	952
Gilead Sciences, Inc. (g)	14,371	872
HCA Healthcare, Inc.	5,351	803
IDEXX Laboratories, Inc. (e)	1,760	811
Johnson & Johnson (g)	18,562	2,685
Merck & Co., Inc.	13,144	1,057
Mettler-Toledo International, Inc. (e)	673	774
Pfizer, Inc.	29,702	1,138
ResMed, Inc.	3,621	759
Thermo Fisher Scientific, Inc.	2,224	1,034
UnitedHealth Group, Inc.	7,436	2,501
Veeva Systems, Inc. Class A (e)	2,914	807
Waters Corp. (e)	3,201	743
West Pharmaceutical Services, Inc.	2,659	732
		27,024
Industrials (1.3%):
3M Co.	10,435	1,803
Carrier Global Corp.	19,422	739
CSX Corp.	9,410	847
Cummins, Inc.	3,437	795
Eaton Corp. PLC	7,044	853
Equifax, Inc.	4,228	706
FedEx Corp.	2,927	839
Fortune Brands Home & Security, Inc.	8,722	728
General Dynamics Corp.	5,276	788
Illinois Tool Works, Inc.	3,967	837
Lockheed Martin Corp.	2,329	850
Northrop Grumman Corp.	2,634	796
Old Dominion Freight Line, Inc.	3,634	739
Otis Worldwide Corp.	11,552	773
Rockwell Automation, Inc.	3,137	802
Rollins, Inc.	12,221	699
Verisk Analytics, Inc.	3,737	741
W.W. Grainger, Inc.	1,812	758
		15,093
Information Technology (3.6%):
Accenture PLC Class A	4,055	1,010
Adobe, Inc. (e)	4,723	2,260
Apple, Inc.	103,636	12,338
Applied Materials, Inc.	11,271	930
Broadcom, Inc.	2,585	1,038
Cadence Design Systems, Inc. (e)	6,862	798

See notes to financial statements.

7

USAA Mutual Funds Trust USAA Cornerstone Moderate Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
CDW Corp.	5,573	$727
Cisco Systems, Inc.	24,937	1,073
Cognizant Technology Solutions Corp. Class A	10,881	850
Coupa Software, Inc. (e)	2,489	819
DocuSign, Inc. (e)	3,638	829
HP, Inc.	76,310	1,673
Intel Corp.	23,742	1,148
International Business Machines Corp.	7,859	971
Intuit, Inc.	2,463	867
Lam Research Corp.	3,843	1,740
Mastercard, Inc. Class A	3,666	1,234
Micron Technology, Inc. (e)	14,055	901
Microsoft Corp. (g)	15,233	3,261
NVIDIA Corp.	4,703	2,521
Oracle Corp.	16,632	960
Square, Inc. Class A (e)	4,495	948
Texas Instruments, Inc.	6,192	998
The Trade Desk, Inc. Class A (e)	989	891
VeriSign, Inc. (e)	3,905	784
VMware, Inc. Class A (e) (f)	5,215	729
Zoom Video Communications, Inc. Class A (e)	1,994	954
		43,252
Materials (0.4%):
Air Products & Chemicals, Inc.	3,042	852
Ball Corp.	7,951	763
Hycroft Mining Holding Corp. (e)	44,822	350
LyondellBasell Industries NV Class A	18,575	1,581
Newmont Corp.	12,860	756
The Sherwin-Williams Co.	1,150	860
		5,162
Real Estate (0.4%):
Alexandria Real Estate Equities, Inc.	641	105
American Tower Corp.	2,247	519
AvalonBay Communities, Inc.	736	123
Boston Properties, Inc.	770	76
Camden Property Trust	510	50
CBRE Group, Inc. Class A (e)	1,738	106
Crown Castle International Corp.	2,185	366
Digital Realty Trust, Inc.	1,393	188
Duke Realty Corp.	1,926	73
Equinix, Inc.	445	310
Equity LifeStyle Properties, Inc.	905	53
Equity Residential	1,959	113
Essex Property Trust, Inc.	354	87
Extra Space Storage, Inc.	686	77
Federal Realty Investment Trust	380	33
Healthpeak Properties, Inc.	2,669	77
Host Hotels & Resorts, Inc.	3,632	51
Invitation Homes, Inc.	2,845	81

See notes to financial statements.

8

USAA Mutual Funds Trust USAA Cornerstone Moderate Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Iron Mountain, Inc. (f)	1,480	$41
Jones Lang LaSalle, Inc. (e)	266	35
Medical Properties Trust, Inc.	2,775	54
Mid-America Apartment Communities, Inc.	603	76
National Retail Properties, Inc.	922	35
Omega Healthcare Investors, Inc.	1,208	43
Prologis, Inc.	3,876	388
Public Storage	824	185
Realty Income Corp.	1,762	106
Regency Centers Corp.	898	41
SBA Communications Corp.	594	171
Simon Property Group, Inc.	1,611	133
Sun Communities, Inc.	489	68
UDR, Inc.	1,562	60
Ventas, Inc.	1,938	93
VEREIT, Inc.	5,693	40
VICI Properties, Inc.	2,399	61
Vornado Realty Trust	847	33
Welltower, Inc.	2,152	136
Weyerhaeuser Co.	3,827	111
WP Carey, Inc.	914	63
		4,461
Utilities (0.5%):
Duke Energy Corp. (g)	9,369	868
Eversource Energy (g)	8,502	744
Exelon Corp.	19,094	784
NextEra Energy, Inc. (g)	12,492	919
NRG Energy, Inc.	23,449	768
The AES Corp.	35,098	718
WEC Energy Group, Inc. (g)	7,624	724
		5,525
Total Common Stocks (Cost $134,774)		164,126
Preferred Stocks (1.1%)
Communication Services (0.2%):
Qwest Corp., 6.50%, 9/1/56	$112,000	2,857
Consumer Staples (0.6%):
CHS, Inc., cumulative redeemable, Series 1, 7.88% (h)	161,682	4,640
Dairy Farmers of America, Inc., cumulative redeemable, 7.88% (a) (h)	28,000	2,618
		7,258
Financials (0.3%):
Delphi Financial Group, Inc., 3.41% (LIBOR03M+319bps), 5/15/37 (i)	167,198	3,302
Total Preferred Stocks (Cost $13,012)		13,417

See notes to financial statements.

9

USAA Mutual Funds Trust USAA Cornerstone Moderate Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Corporate Bonds (14.3%)
Communication Services (0.5%):
AT&T, Inc., 2.30%, 6/1/27, Callable 4/1/27 @ 100	$985	$1,046
Fox Corp., 3.05%, 4/7/25, Callable 3/7/25 @ 100	462	505
The Walt Disney Co., 2.20%, 1/13/28	437	464
T-Mobile USA, Inc., 3.88%, 4/15/30, Callable 1/15/30 @ 100 (a) (g)	1,174	1,347
Verizon Communications, Inc., 4.50%, 8/10/33	1,943	2,470
		5,832
Consumer Discretionary (0.3%):
AutoNation, Inc., 4.75%, 6/1/30, Callable 3/1/30 @ 100	394	475
General Motors Co., 6.80%, 10/1/27, Callable 8/1/27 @ 100 (g)	409	526
Hasbro, Inc., 3.55%, 11/19/26, Callable 9/19/26 @ 100	777	857
Nordstrom, Inc., 4.38%, 4/1/30, Callable 1/1/30 @ 100 (f)	648	624
O'Reilly Automotive, Inc., 4.20%, 4/1/30, Callable 1/1/30 @ 100	500	601
VF Corp., 2.95%, 4/23/30, Callable 1/23/30 @ 100	488	536
		3,619
Consumer Staples (0.9%):
Altria Group, Inc., 3.40%, 5/6/30, Callable 2/6/30 @ 100	468	520
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36, Callable 8/1/35 @ 100	1,619	2,062
BAT Capital Corp., 2.79%, 9/6/24, Callable 8/6/24 @ 100	1,500	1,604
Kraft Heinz Foods Co., 3.75%, 4/1/30, Callable 1/1/30 @ 100 (a)	728	785
McCormick & Co., Inc., 2.50%, 4/15/30, Callable 1/15/30 @ 100	284	304
Mondelez International, Inc., 2.75%, 4/13/30, Callable 1/13/30 @ 100	250	274
PepsiCo, Inc., 2.25%, 3/19/25, Callable 2/19/25 @ 100	1,505	1,609
Sysco Corp., 5.95%, 4/1/30, Callable 1/1/30 @ 100	379	501
The Coca-Cola Co., 3.45%, 3/25/30	500	590
The Procter & Gamble Co., 3.00%, 3/25/30	646	749
Unilever Capital Corp., 2.60%, 5/5/24, Callable 3/5/24 @ 100	1,500	1,598
		10,596
Energy (2.1%):
Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100 (a)	1,237	1,393
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29, Callable 5/18/29 @ 100	1,618	1,771
Enable Midstream Partners LP, 4.15%, 9/15/29, Callable 6/15/29 @ 100	1,500	1,394
Enbridge Energy Partners LP, 7.38%, 10/15/45, Callable 4/15/45 @ 100 (g)	2,950	4,424
Enterprise Products Operating LLC, 2.80%, 1/31/30, Callable 10/31/29 @ 100	972	1,051
Enterprise TE Partners LP, 3.02% (LIBOR03M+278bps), 6/1/67, Callable 1/8/21 @ 100 (b)	2,500	2,015
EOG Resources, Inc., 4.38%, 4/15/30, Callable 1/15/30 @ 100	299	364
EQM Midstream Partners LP, 4.75%, 7/15/23, Callable 6/15/23 @ 100 (g)	3,300	3,366
EQT Corp., 8.75%, 2/1/30, Callable 11/1/29 @ 100	655	829
Exxon Mobil Corp., 2.99%, 3/19/25, Callable 2/19/25 @ 100 (g)	1,618	1,768
Florida Gas Transmission Co. LLC, 2.55%, 7/1/30, Callable 4/1/30 @ 100 (a)	412	433
Marathon Petroleum Corp., 4.70%, 5/1/25, Callable 4/1/25 @ 100	458	520
Midwest Connector Capital Co. LLC, 4.63%, 4/1/29, Callable 1/1/29 @ 100 (a)	991	1,003
National Oilwell Varco, Inc., 3.60%, 12/1/29, Callable 9/1/29 @ 100	1,295	1,315

See notes to financial statements.

10

USAA Mutual Funds Trust USAA Cornerstone Moderate Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Occidental Petroleum Corp. 3.50%0, 8/15/29, Callable 5/15/29 @ 100	$209	$183
4.40%0, 8/15/49, Callable 2/15/49 @ 100	648	530
ONEOK, Inc., 6.35%, 1/15/31, Callable 10/15/30 @ 100	404	500
Pioneer Natural Resources Co., 1.90%, 8/15/30, Callable 5/15/30 @ 100	500	493
Rockies Express Pipeline LLC, 4.80%, 5/15/30, Callable 2/15/30 @ 100 (a)	648	634
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 3/1/30	648	705
Western Midstream Operating LP, 3.10%, 2/1/25, Callable 1/1/25 @ 100	682	680
		25,371
Financials (4.6%):
AmTrust Financial Services, Inc., 6.13%, 8/15/23	1,921	1,858
Ares Capital Corp., 3.63%, 1/19/22, Callable 12/19/21 @ 100 (g)	1,600	1,643
Assurant, Inc., 3.70%, 2/22/30, Callable 11/22/29 @ 100	1,154	1,240
BancorpSouth Bank, 4.13% (LIBOR03M+247bps), 11/20/29, Callable 11/20/24 @ 100 (b)	833	845
BBVA USA, 3.88%, 4/10/25, Callable 3/10/25 @ 100	2,000	2,224
Belrose Funding Trust, 2.33%, 8/15/30, Callable 5/15/30 @ 100 (a)	994	1,013
Cadence Bancorp, 4.75% (LIBOR03M+303bps), 6/30/29, Callable 6/30/24 @ 100 (b)	250	231
Citizens Financial Group, Inc., 2.50%, 2/6/30, Callable 11/6/29 @ 100	972	1,032
Cullen/Frost Capital Trust II, 1.80% (LIBOR03M+155bps), 3/1/34, Callable 1/8/21 @ 100 (b)	4,000	3,076
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100	488	568
First Maryland Capital I, 1.24% (LIBOR03M+100bps), 1/15/27, Callable 1/8/21 @ 100 (b)	2,850	2,636
Ford Motor Credit Co. LLC, 4.06%, 11/1/24, Callable 10/1/24 @ 100	1,250	1,299
Glencore Funding LLC, 2.50%, 9/1/30, Callable 6/1/30 @ 100 (a)	1,159	1,156
Global Atlantic Financial Co., 4.40%, 10/15/29, Callable 7/15/29 @ 100 (a)	832	894
HSB Group, Inc., 1.15% (LIBOR03M+91bps), 7/15/27, Callable 1/8/21 @ 100 (b)	2,575	2,266
Hyundai Capital America, 3.75%, 7/8/21 (a) (g)	3,250	3,306
JPMorgan Chase & Co., 2.52% (SOFR+204bps), 4/22/31, Callable 4/22/30 @ 100 (b)	569	608
KeyCorp, 2.25%, 4/6/27, MTN	972	1,036
Level 3 Financing, Inc., 3.88%, 11/15/29, Callable 8/15/29 @ 100 (a)	1,295	1,428
Loews Corp., 3.20%, 5/15/30, Callable 2/15/30 @ 100	654	741
Manufactures & Traders Trust Co., 0.89% (LIBOR03M+64bps), 12/1/21, Callable 1/8/21 @ 100 (b) (g)	2,000	1,992
Nationwide Mutual Insurance Co., 2.54% (LIBOR03M+229bps), 12/15/24, Callable 1/8/21 @ 100 (a) (b)	5,670	5,656
New York Community Bancorp, Inc., 5.90% (LIBOR03M+278bps), 11/6/28, Callable 11/6/23 @ 100 (b)	249	255
Pinnacle Financial Partners, Inc., 4.13% (LIBOR03M+278bps), 9/15/29, Callable 9/15/24 @ 100 (b)	1,000	995
PPL Capital Funding, Inc., 4.13%, 4/15/30, Callable 1/15/30 @ 100	647	768
Prudential Financial, Inc., 5.62% (LIBOR03M+392bps), 6/15/43, Callable 6/15/23 @ 100 (b)	2,800	3,015
Regions Financial Corp., 2.25%, 5/18/25, Callable 4/18/25 @ 100	737	781
Santander Holdings USA, Inc., 3.45%, 6/2/25, Callable 5/2/25 @ 100	412	447

See notes to financial statements.

11

USAA Mutual Funds Trust USAA Cornerstone Moderate Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Signature Bank, 4.13% (LIBOR03M+256bps), 11/1/29, Callable 11/1/24 @ 100 (b)	$2,600	$2,632
Texas Capital Bank NA, 5.25%, 1/31/26	647	684
The Allstate Corp., 5.75% (LIBOR03M+294bps), 8/15/53, Callable 8/15/23 @ 100 (b)	640	686
The Progressive Corp., 3.20%, 3/26/30, Callable 12/26/29 @ 100	194	224
Toyota Motor Credit Corp., 3.38%, 4/1/30, MTN	714	834
Truist Bank, 0.89% (LIBOR03M+67bps), 5/15/27, Callable 1/8/21 @ 100 (b)	6,000	5,664
Wells Fargo & Co., 2.19% (SOFR+200bps), 4/30/26, Callable 4/30/25 @ 100 (b)	733	768
Zions Bancorp NA, 3.25%, 10/29/29, Callable 7/29/29 @ 100	1,295	1,332
		55,833
Health Care (0.9%):
AbbVie, Inc., 3.20%, 11/21/29, Callable 8/21/29 @ 100 (a) (g)	1,295	1,466
Commonspirit Health, 3.35%, 10/1/29, Callable 4/1/29 @ 100	1,000	1,084
CVS Health Corp., 3.25%, 8/15/29, Callable 5/15/29 @ 100 (g)	1,998	2,228
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100	738	814
Duke University Health System, Inc., 2.60%, 6/1/30	485	514
HCA, Inc., 5.13%, 6/15/39, Callable 12/15/38 @ 100	1,619	2,078
Laboratory Corp. of America Holdings, 2.95%, 12/1/29, Callable 9/1/29 @ 100	971	1,073
Thermo Fisher Scientific, Inc., 4.13%, 3/25/25, Callable 2/25/25 @ 100	646	735
Upjohn, Inc., 2.30%, 6/22/27, Callable 4/22/27 @ 100 (a)	248	262
		10,254
Industrials (2.1%):
Ashtead Capital, Inc., 4.00%, 5/1/28, Callable 5/1/23 @ 102 (a)	1,017	1,068
BNSF Funding Trust, 6.61% (LIBOR03M+235bps), 12/15/55, Callable 1/15/26 @ 100 (b)	3,000	3,415
Carlisle Cos., Inc., 2.75%, 3/1/30, Callable 12/1/29 @ 100	972	1,046
Carrier Global Corp., 3.38%, 4/5/40, Callable 10/5/39 @ 100 (a)	486	536
Caterpillar, Inc., 2.60%, 4/9/30, Callable 1/9/30 @ 100	486	536
CoStar Group, Inc., 2.80%, 7/15/30, Callable 4/15/30 @ 100 (a)	222	233
Dover Corp., 2.95%, 11/4/29, Callable 8/4/29 @ 100	971	1,058
FedEx Corp., 4.25%, 5/15/30, Callable 2/15/30 @ 100	750	913
General Dynamics Corp., 3.50%, 4/1/27, Callable 2/1/27 @ 100	646	744
Georgia-Pacific LLC, 2.10%, 4/30/27, Callable 2/28/27 @ 100 (a)	1,140	1,203
Hillenbrand, Inc., 4.50%, 9/15/26, Callable 7/15/26 @ 100	1,500	1,648
IDEX Corp., 3.00%, 5/1/30, Callable 2/1/30 @ 100	1,140	1,263
Otis Worldwide Corp., 3.11%, 2/15/40, Callable 8/15/39 @ 100	648	712
Penske Truck Leasing Co. LP/PTL Finance Corp., 4.00%, 7/15/25, Callable 6/15/25 @ 100 (a)	647	733
Ryder System, Inc. 3.50%0, 6/1/210, MTN (g)	3,200	3,252
2.90%0, 12/1/26, Callable 10/1/26 @ 100, MTN	1,618	1,766
Southwest Airlines Co., 5.13%, 6/15/27, Callable 4/15/27 @ 100	526	611
The Boeing Co., 5.71%, 5/1/40, Callable 11/1/39 @ 100	979	1,234
The Conservation Fund A Nonprofit Corp., 3.47%, 12/15/29, Callable 9/15/29 @ 100	1,300	1,412

See notes to financial statements.

12

USAA Mutual Funds Trust USAA Cornerstone Moderate Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
United Airlines Pass Through Trust, 2.90%, 11/1/29	$1,472	$1,275
Westinghouse Air Brake Technologies Corp., 3.20%, 6/15/25, Callable 5/15/25 @ 100	177	190
		24,848
Information Technology (0.7%):
Amphenol Corp., 2.80%, 2/15/30, Callable 11/15/29 @ 100	1,500	1,639
Analog Devices, Inc., 2.95%, 4/1/25, Callable 3/1/25 @ 100	243	265
Broadcom, Inc., 4.30%, 11/15/32, Callable 8/15/32 @ 100	408	485
Hewlett Packard Enterprise Co., 4.65%, 10/1/24, Callable 9/1/24 @ 100	648	735
HP, Inc., 3.40%, 6/17/30, Callable 3/17/30 @ 100	743	818
Jabil, Inc., 3.00%, 1/15/31, Callable 10/15/30 @ 100	222	232
Keysight Technologies, Inc., 3.00%, 10/30/29, Callable 7/30/29 @ 100	1,803	1,980
Microsoft Corp., 3.45%, 8/8/36, Callable 2/8/36 @ 100	2,105	2,605
		8,759
Materials (0.4%):
Avery Dennison Corp., 2.65%, 4/30/30, Callable 2/1/30 @ 100	389	418
Colonial Enterprises, Inc., 3.25%, 5/15/30, Callable 2/15/30 @ 100 (a)	204	230
LYB International Finance III LLC, 3.38%, 5/1/30, Callable 2/1/30 @ 100	569	636
Packaging Corp. of America, 3.00%, 12/15/29, Callable 9/15/29 @ 100	1,619	1,791
Sonoco Products Co., 3.13%, 5/1/30, Callable 2/1/30 @ 100	752	833
Vulcan Materials Co., 3.50%, 6/1/30, Callable 3/1/30 @ 100	654	746
WRKCo, Inc., 3.00%, 6/15/33, Callable 3/15/33 @ 100 (g)	373	411
		5,065
Real Estate (0.7%):
AvalonBay Communities, Inc., 2.45%, 1/15/31, MTN, Callable 10/15/30 @ 100	983	1,053
Boston Properties LP, 3.25%, 1/30/31, Callable 10/30/30 @ 100	428	467
Essex Portfolio LP, 2.65%, 3/15/32, Callable 12/15/31 @ 100	1,134	1,205
GLP Capital LP/GLP Financing II, Inc., 4.00%, 1/15/31, Callable 10/15/30 @ 100	249	270
Host Hotels & Resorts LP, 3.50%, 9/15/30, Callable 6/15/30 @ 100	206	211
Lexington Realty Trust, 4.25%, 6/15/23, Callable 3/15/23 @ 100	1,400	1,489
Mid-America Apartments LP, 2.75%, 3/15/30, Callable 12/15/29 @ 100	1,619	1,764
Sabra Health Care LP, 5.13%, 8/15/26, Callable 5/15/26 @ 100	1,000	1,104
SBA Tower Trust, 2.84%, 1/15/25 (a)	692	731
VICI Properties LP/VICI Note Co., Inc., 4.63%, 12/1/29, Callable 12/1/24 @ 102.31 (a)	149	159
		8,453
Utilities (1.1%):
AEP Texas, Inc., 3.45%, 1/15/50, Callable 7/15/49 @ 100	1,133	1,291
Alabama Power Co., 3.85%, 12/1/42	971	1,197
Ameren Corp., 3.50%, 1/15/31, Callable 10/15/30 @ 100	323	374
CenterPoint Energy, Inc., 2.50%, 9/1/24, Callable 8/1/24 @ 100	2,000	2,123
Cleco Corporate Holdings LLC, 3.38%, 9/15/29, Callable 6/15/29 @ 100	1,467	1,511
Duke Energy Florida LLC, 3.85%, 11/15/42, Callable 5/15/42 @ 100	971	1,170
Exelon Generation Co. LLC, 3.25%, 6/1/25, Callable 5/1/25 @ 100	737	795
IPALCO Enterprises, Inc., 4.25%, 5/1/30, Callable 2/1/30 @ 100 (a)	738	854
ITC Holdings Corp., 2.95%, 5/14/30, Callable 2/14/30 @ 100 (a)	737	809
National Fuel Gas Co., 5.50%, 1/15/26, Callable 12/15/25 @ 100	984	1,104

See notes to financial statements.

13

USAA Mutual Funds Trust USAA Cornerstone Moderate Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
The Narragansett Electric Co., 3.40%, 4/9/30, Callable 1/9/30 @ 100 (a)	$486	$554
Union Electric Co., 2.95%, 3/15/30, Callable 12/15/29 @ 100	1,618	1,819
		13,601
Total Corporate Bonds (Cost $160,389)		172,231
Yankee Dollars (1.8%)
Consumer Staples (0.1%):
Alimentation Couche-Tard, Inc., 2.95%, 1/25/30, Callable 10/25/29 @ 100 (a)	648	705
Energy (0.0%): (j)
Petroleos Mexicanos, 6.49%, 1/23/27, Callable 11/23/26 @ 100	554	556
Petronas Capital Ltd., 3.50%, 4/21/30, Callable 1/21/30 @ 100 (a)	49	56
		612
Financials (1.1%):
Athene Holding Ltd., 4.13%, 1/12/28, Callable 10/12/27 @ 100	3,200	3,540
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, 4/17/25 (a)	464	525
Barclays PLC, 2.85% (LIBOR03M+245bps), 5/7/26, Callable 5/7/25 @ 100 (b)	979	1,039
Deutsche Bank AG, 3.96% (SOFR+258bps), 11/26/25, Callable 11/26/24 @ 100 (b)	972	1,052
Diageo Capital PLC, 2.13%, 4/29/32, Callable 1/29/32 @ 100	1,140	1,207
QBE Capital Funding III Ltd., 7.25% (USSW10+405bps), 5/24/41, Callable 5/24/21 @ 100 (a) (b)	3,430	3,518
Royal Bank of Canada, 1.60%, 4/17/23, MTN	1,138	1,170
Sumitomo Mitsui Financial Group, Inc., 2.45%, 9/27/24	1,000	1,061
		13,112
Health Care (0.0%): (j)
Royalty Pharma PLC, 2.20%, 9/2/30, Callable 6/2/30 @ 100 (a)	276	280
Industrials (0.3%):
BAE Systems PLC, 3.40%, 4/15/30, Callable 1/15/30 @ 100 (a)	750	849
CK Hutchison International 19 II Ltd., 2.75%, 9/6/29, Callable 6/6/29 @ 100 (a)	1,500	1,604
Ferguson Finance PLC, 3.25%, 6/2/30, Callable 3/2/30 @ 100 (a)	444	491
Heathrow Funding Ltd., 4.88%, 7/15/21 (a)	650	665
		3,609
Materials (0.3%):
Anglo American Capital PLC, 5.63%, 4/1/30, Callable 1/1/30 @ 100 (a)	606	762
Braskem Netherlands Finance BV, 4.50%, 1/31/30 (a)	971	980
CCL Industries, Inc., 3.05%, 6/1/30, Callable 3/1/30 @ 100 (a)	739	804
Teck Resources Ltd., 6.13%, 10/1/35	1,038	1,309
		3,855
Total Yankee Dollars (Cost $20,530)		22,173
Municipal Bonds (1.4%)
Arizona (0.1%):
City of Phoenix Civic Improvement Corp. Revenue, 1.26%, 7/1/27	500	497

See notes to financial statements.

14

USAA Mutual Funds Trust USAA Cornerstone Moderate Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Florida (0.1%):
County of Broward Florida Airport System Revenue, Series C, 2.50%, 10/1/28	$648	$662
Hillsborough County School Board Certificate of Participation, Series B, 1.92%, 7/1/25	410	418
		1,080
Georgia (0.1%):
Athens Housing Authority Revenue, 2.42%, 12/1/26	1,380	1,477
Louisiana (0.1%):
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, 1.55%, 2/1/27	665	672
Michigan (0.1%):
Michigan Finance Authority Revenue, 3.08%, 12/1/34	970	1,071
New Jersey (0.1%):
New Jersey Economic Development Authority Revenue, Series NNN, 2.88%, 6/15/24	624	633
New Jersey Transportation Trust Fund Authority Revenue, 4.08%, 6/15/39	250	248
North Hudson Sewerage Authority Revenue, 2.88%, 6/1/28	324	354
Rutgers The State University of New Jersey Revenue, Series S, 2.01%, 5/1/32	415	402
		1,637
New York (0.2%):
New York State Dormitory Authority Revenue Series A, 2.46%, 7/1/32	745	756
Series B, 2.83%, 7/1/31	1,620	1,712
New York State Thruway Authority Revenue, Series M, 2.55%, 1/1/28	373	395
		2,863
Pennsylvania (0.2%):
Scranton School District, GO (INS-Build America Mutual Assurance Co.), 3.15%, 4/1/31	250	270
State Public School Building Authority Revenue, 3.05%, 4/1/28	647	671
University of Pittsburgh-of The Commonwealth System of Higher Education Revenue Series C, 2.53%, 9/15/31	645	688
Series C, 2.58%, 9/15/32	325	347
Series C, 2.63%, 9/15/33	645	690
		2,666
Texas (0.4%):
City of Houston Texas Combined Utility System Revenue, 3.72%, 11/15/28	810	953
City of San Antonio, GO, 1.76%, 2/1/31, Continuously Callable @100	620	628
Dallas/Fort Worth International Airport Revenue, Series C, 1.75%, 11/1/27	415	418
Harris County Cultural Education Facilities Finance Corp. Revenue, Series B, 2.81%, 5/15/29	645	691
State of Texas, GO, 3.00%, 4/1/28	972	1,103
Waco Educational Finance Corp. Revenue, 1.38%, 3/1/26	575	577
		4,370
Total Municipal Bonds (Cost $15,580)		16,333

See notes to financial statements.

15

USAA Mutual Funds Trust USAA Cornerstone Moderate Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
U.S. Government Agency Mortgages (4.7%)
Federal Home Loan Mortgage Corporation Series K047, Class A2, 3.33%, 5/25/25 (c)	$5,200	$5,778
Series K151, Class A3, 3.51%, 4/25/30	5,000	5,859
Series K156, Class A2, 3.70%, 1/25/33 (c)	2,679	3,231
3.50%, 4/1/46 - 4/1/48	7,630	8,079
3.00%, 6/1/46 - 8/1/47	31,146	32,754
		55,701
Federal National Mortgage Association Series 2016-M2, Class AV2, 2.15%, 1/25/23	1,331	1,357
Total U.S. Government Agency Mortgages (Cost $53,484)		57,058
U.S. Treasury Obligations (9.0%)
U.S. Treasury Bonds 3.13%, 8/15/44	8,600	11,493
3.00%, 11/15/44	6,000	7,869
2.38%, 11/15/49	5,000	5,967
U.S. Treasury Notes 2.50%, 1/31/21 (g)	2,000	2,008
1.13%, 2/28/21	15,664	15,703
1.63%, 11/15/22	10,000	10,288
1.63%, 4/30/23 (g)	14,658	15,173
2.25%, 11/15/25	5,000	5,463
1.63%, 2/15/26	20,000	21,277
2.25%, 2/15/27	3,500	3,872
2.38%, 5/15/29	7,850	8,906
Total U.S. Treasury Obligations (Cost $98,340)		108,019
Exchange-Traded Funds (44.4%)
Invesco DB Commodity Index Tracking Fund (f)	114,500	1,596
Invesco FTSE RAFI Developed Markets ex-US ETF (f)	335,920	13,561
Invesco FTSE RAFI Emerging Markets ETF (f)	686,690	13,590
iShares Core MSCI EAFE ETF	261,048	17,292
iShares Core MSCI Emerging Markets ETF	569,005	33,355
iShares Core S&P 500 ETF	268,016	97,376
iShares Core S&P Small-Cap ETF	357,238	30,415
iShares Core US Aggregate Bond ETF	303,812	35,977
iShares MSCI Canada ETF (f)	300,292	9,093
iShares MSCI International Momentum Factor ETF	314,978	11,279
iShares MSCI International Quality Factor ETF	338,816	11,547
iShares Russell 2000 ETF (f)	49,293	8,923
Schwab Fundamental Emerging Markets Large Co. Index ETF	920,892	24,707
Schwab Fundamental International Large Co. Index ETF	1,549,839	43,597
Schwab Fundamental International Small Co. Index ETF	266,700	8,865
SPDR Bloomberg Barclays High Yield Bond ETF (g)	19,724	2,121
SPDR Gold Shares (e)	51,540	8,590
SPDR S&P Emerging Markets Smallcap ETF	34,497	1,705
VanEck Vectors Gold Miners ETF	131,844	4,572

See notes to financial statements.

16

USAA Mutual Funds Trust USAA Cornerstone Moderate Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
VanEck Vectors Junior Gold Miners ETF	24,379	$1,220
Vanguard FTSE All-World ex-US ETF (f)	257,493	14,327
Vanguard FTSE Developed Markets ETF	1,205,068	54,336
Vanguard FTSE Emerging Markets ETF (g)	278,173	13,230
Vanguard Real Estate ETF	101,145	8,496
Vanguard S&P 500 ETF (g)	91,404	30,405
Vanguard Short-Term Bond ETF	78,165	6,481
Vanguard Total Bond Market ETF	175,441	15,525
Vanguard Total Stock Market ETF (g)	28,750	5,368
WisdomTree Emerging Markets SmallCap Dividend Fund	59,797	2,734
Xtrackers USD High Yield Corporate Bond ETF	78,169	3,871
Total Exchange-Traded Funds (Cost $467,566)		534,154
Affiliated Exchange-Traded Funds (4.5%)
VictoryShares USAA Core Intermediate-Term Bond ETF	718,500	39,211
VictoryShares USAA Core Short-Term Bond ETF	244,851	12,715
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF (g)	51,500	2,214
Total Affiliated Exchange-Traded Funds (Cost $54,284)		54,140
Collateral for Securities Loaned^ (2.1%)
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.02% (k)	1,474,935	1,475
HSBC U.S. Government Money Market Fund I Shares, 0.03% (k)	24,121,778	24,122
Total Collateral for Securities Loaned (Cost $25,597)		25,597
Total Investments (Cost $1,092,478) — 101.1%		1,216,333
Liabilities in excess of other assets — (1.1)%		(13,780)
NET ASSETS — 100.00%		$1,202,553

At November 30, 2020, the Fund's investments in foreign securities were 18.5% of net assets.

^  Purchased with cash collateral from securities on loan.

(a)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of November 30, 2020, the fair value of these securities was $71,368 (thousands) and amounted to 5.9% of net assets.

(b)  Variable or Floating-Rate Security. Rate disclosed is as of November 30, 2020.

(c)  The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at November 30, 2020.

(d)  Security is interest only.

(e)  Non-income producing security.

(f)  All or a portion of this security is on loan.

(g)  All or a portion of this security has been segregated as collateral for derivative instruments.
See notes to financial statements.

17

USAA Mutual Funds Trust USAA Cornerstone Moderate Fund	Schedule of Portfolio Investments — continued November 30, 2020

  (Unaudited)

(h)  Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(i)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of November 30, 2020, illiquid securities were 0.3% of the Fund's net assets.

(j)  Amount represents less than 0.05% of net assets.

(k)  Rate disclosed is the daily yield on November 30, 2020.

bps — Basis points

Continuously callable — Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.

ETF — Exchange-Traded Fund

GO — General Obligation

LIBOR — London InterBank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of November 30, 2020, based on the last reset date of the security

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of November 30, 2020, based on the last reset date of the security

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

SOFR — Secured Overnight Financing Rate

USSW10 — USD 10 Year Swap Rate, rate disclosed as of November 30, 2020

Credit Enhancements — Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS  Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

See notes to financial statements.

18

USAA Mutual Funds Trust USAA Cornerstone Moderate Fund	Schedule of Portfolio Investments — continued November 30, 2020

  (Unaudited)

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
S&P/Toronto Stock Exchange 60 Index Futures	47	12/17/20	$6,888,920	$7,406,346	$403,006
Swiss Market Index Futures	109	12/18/20	12,486,522	12,604,887	117,848
					$520,854

Futures Contracts Sold

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Euro Stoxx 50 Futures	205	12/18/20	$8,408,219	$8,569,886	$(114,329)
Russell 2000 E-Mini Index Futures	75	12/18/20	5,888,311	6,825,375	(937,063)
Tokyo Price Index Futures	78	12/10/20	12,045,715	13,118,318	(919,542)
					$(1,970,934)
Total unrealized appreciation					$520,854
Total unrealized depreciation					(1,970,934)
Total net unrealized appreciation (depreciation)					$(1,450,080)

See notes to financial statements.

19

USAA Mutual Funds Trust	Statement of Assets and Liabilities November 30, 2020

(Amounts in Thousands, Except Per Share Amounts)   (Unaudited)

	USAA Cornerstone Moderate Fund
Assets:
Affiliated investments, at value(Cost 54,284)	$54,140
Unaffiliated investments, at value (Cost $1,038,194)	1,162,193	(a)
Cash and cash equivalents	10,173
Deposits with brokers for futures contracts	1,106
Receivables:
Interest and dividends	2,623
Capital shares issued	660
Investments sold	957
Variation margin on open futures contracts	394
From Adviser	21
Prepaid expenses	16
Total assets	1,232,283
Liabilities:
Payables:
Collateral received on loaned securities	25,597
Collateral received from brokers for futures contract	1,970
Payable for foreign currency	34
Capital shares redeemed	1,079
Variation margin on open futures contracts	101
Accrued expenses and other payables:
Investment advisory fees	574
Administration fees	146
Custodian fees	7
Transfer agent fees	151
Compliance fees	1
Other accrued expenses	70
Total liabilities	29,730
Net Assets:
Capital	1,070,695
Total accumulated earnings/(loss)	131,858
Net assets	$1,202,553
Shares (unlimited number of shares authorized with no par value):	76,471
Net asset value, offering and redemption price per share: (b)	$15.73

(a)  Includes $24,371 of securities on loan.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

20

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended November 30, 2020

(Amounts in Thousands)   (Unaudited)

USAA Cornerstone Moderate Fund
Investment Income:
Income distributions from affiliated funds	$146
Dividends	7,193
Interest	6,417
Securities lending (net of fees)	80
Foreign tax withholding	(3)
Total income	13,833
Expenses:
Investment advisory fees	3,448
Administration fees	877
Sub-Administration fees	54
Custodian fees	39
Transfer agent fees	1,238
Trustees' fees	26
Compliance fees	4
Legal and audit fees	47
State registration and filing fees	17
Other expenses	77
Total expenses	5,827
Expenses waived/reimbursed by Adviser	(23)
Net expenses	5,804
Net Investment Income (Loss)	8,029
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from unaffiliated investment securities and foreign currency translations	12,776
Net realized gains (losses) from futures contracts	267
Net change in unrealized appreciation/depreciation on unaffiliated investment securities and foreign currency translations	103,281
Net change in unrealized appreciation/depreciation on affiliated funds	594
Net change in unrealized appreciation/depreciation on futures contracts	(1,450)
Net realized/unrealized gains (losses) on investments	115,468
Change in net assets resulting from operations	$123,497

See notes to financial statements.

21

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Cornerstone Moderate Fund
	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020
From Investments:
Operations:
Net investment income (loss)	$8,029	$23,702
Net realized gains (losses) from investments	13,043	1,856
Net change in unrealized appreciation/depreciation on investments	102,425	8,743
Change in net assets resulting from operations	123,497	34,301
Change in net assets resulting from distributions to shareholders	(7,812)	(23,992)
Change in net assets resulting from capital transactions	(44,590)	(42,225)
Change in net assets	71,095	(31,916)
Net Assets:
Beginning of period	1,131,458	1,163,374
End of period	$1,202,553	$1,131,458
Capital Transactions:
Proceeds from shares issued	$30,692	$90,971
Distributions reinvested	7,774	23,878
Cost of shares redeemed	(83,056)	(157,074)
Change in net assets resulting from capital transactions	$(44,590)	$(42,225)
Share Transactions:
Issued	2,042	6,302
Reinvested	535	1,646
Redeemed	(5,539)	(10,983)
Change in Shares	(2,962)	(3,035)

See notes to financial statements.

22

This page is intentionally left blank.

23

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA Cornerstone Moderate Fund
Six Months Ended November 30, 2020 (unaudited)	$14.24	0.10	(d)	1.49	1.59	(0.10)	—
Year Ended May 31, 2020	$14.11	0.29	(d)	0.13	0.42	(0.29)	—
Year Ended May 31, 2019	$14.83	0.30		(0.31)	(0.01)	(0.29)	(0.42)
Year Ended May 31, 2018	$15.05	0.26		0.55	0.81	(0.26)	(0.77)
Year Ended May 31, 2017	$14.01	0.31		1.06	1.37	(0.33)	—
Year Ended May 31, 2016	$15.43	0.39		(1.15)	(0.76)	(0.38)	(0.28)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two year period beginning July 1, 2019 and in effect through September 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  The expense ratios exclude the impact of expenses paid by each underlying fund.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Reflects increased trading activity due to usage of quantitative investment strategies.

See notes to financial statements.

24

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return*(a)	Net Expenses^(b)(c)	Net Investment Income (Loss)(b)	Gross Expenses(b)(c)	Net Assets, End of Period (000's)	Portfolio Turnover(a)
USAA Cornerstone Moderate Fund
Six Months Ended November 30, 2020 (unaudited)	(0.10)	$15.73	11.22%	0.99%	1.37%	0.99%	$1,202,553	30%
Year Ended May 31, 2020	(0.29)	$14.24	2.98%	1.00%	2.01%	1.00%	$1,131,458	87%
Year Ended May 31, 2019	(0.71)	$14.11	0.13%	1.00%	2.10%	1.02%	$1,163,374	81	%(e)
Year Ended May 31, 2018	(1.03)	$14.83	5.42%	1.00%	1.73%	1.03%	$1,184,032	51%
Year Ended May 31, 2017	(0.33)	$15.05	9.91%	1.00%	2.14%	1.10%	$1,119,494	66%
Year Ended May 31, 2016	(0.66)	$14.01	(4.89)%	1.00%	2.72%	1.16%	$1,057,659	70%

See notes to financial statements.

25

USAA Mutual Funds Trust	Notes to Financial Statements November 30, 2020

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Cornerstone Moderate Fund (the "Fund"). The Fund is classified as diversified under the 1940 Act.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

26

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

Investments in open-end investment companies are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of United States ("U.S.") issuers, along with corporate and municipal securities, including short-term investments maturing in 60 days or less, may be valued using evaluated bid or the last sales price to price securities by dealers or an independent pricing service approved by the Board. These valuations are typically categorized as Level 2 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund's NAV is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are considered as Level 2 in the fair value hierarchy.

A summary of the valuations as of November 30, 2020, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$34,423	$—	$34,423
Collateralized Mortgage Obligations	—	14,662	—	14,662
Common Stocks	164,126	—	—	164,126
Preferred Stocks	13,417	—	—	13,417
Corporate Bonds	—	172,231	—	172,231
Yankee Dollars	—	22,173	—	22,173
Municipal Bonds	—	16,333	—	16,333
U.S. Government Agency Mortgages	—	57,058	—	57,058
U.S. Treasury Obligations	—	108,019	—	108,019
Exchange-Traded Funds	534,154	—	—	534,154
Affiliated Exchange-Traded Funds	54,140	—	—	54,140
Collateral for Securities Loaned	25,597	—	—	25,597
Total	$791,434	$424,899	$—	$1,216,333
Other Financial Investments^:
Assets:
Futures Contracts	$521	$—	$—	$521
Liabilities:
Futures Contracts	(1,971)	—	—	(1,971)
Total	$(1,450)	$—	$—	$(1,450)

^  Futures Contracts are valued at the unrealized appreciation (depreciation) on the investment.

27

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

For the six months ended November 30, 2020, there were no transfers in or out of the Level 3 fair value hierarchy.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payment of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

Mortgage- and Asset-Backed Securities:

The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market's perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as "Ginnie Mae"), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as "Fannie Mae" and "Freddie Mac", respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

28

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

Derivative Instruments:

Futures Contracts:

The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and Liabilities under Collateral received from brokers for futures contract. During the period ended November 30, 2020, the Fund held futures contracts primarily for gaining exposure to a particular asset class or securities market.

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of November 30, 2020 (amounts in thousands):

	Assets	Liabilities
	Variation Margin Receivable on Open Futures Contracts*	Variation Margin Payable on Open Futures Contracts*
Equity Risk Exposure	$521	$1,971

*  Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day's variation margin for futures contracts is reported within the Statement of Assets and Liabilities.

The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the six months ended November 30, 2020 (amounts in thousands):

	Net Realized Gains (Losses) on Derivatives Recognized as a Result of Operations	Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Futures Contracts	Net Change in Unrealized Appreciation/Depreciation on Futures Contracts
Equity Risk Exposure	$267	$(1,450)

29

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

All open derivative positions at period end are reflected on the Fund's Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends, and gains as a result of certain investments in ADRs by the Fund has been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Fund, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100 thousand. Collateral may be cash, U.S. government securities, or other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. Cash collateral may be invested in high-quality short-term investments, primarily open-end investment companies. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Noncash collateral received by the Fund may not be sold or re-pledged, except to satisfy borrower default. Cash collateral is listed on the Fund's Schedule of Portfolio Investments and Financial Statements while non-cash collateral is not included.

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of November 30, 2020.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$24,371	$—	$25,597

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations

30

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, including foreign currency arising from in-kind redemptions, are disclosed as net realized gains or losses from investment transactions and foreign currency translations on the Statement of Operations.

Foreign Taxes:

The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of May 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades, which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended November 30, 2020, the Fund engaged in the following securities transactions with affiliated funds, which resulted in the following net realized gains (losses) (amounts in thousands):

Purchases	Sales	Net Realized Gains (Losses)
$—	$1,156	$13

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended November 30, 2020, were as follows for the Fund (amounts in thousands):

Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
$346,505	$354,642	$—	$29,410

31

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.59% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended November 30, 2020, are reflected on the Statement of Operations as Investment Advisory fees.

In addition, the Fund invests in affiliated VCM exchange-traded fund(s) ("affiliated ETFs"). The Fund's Adviser fee is reimbursed by VCM to the extent of the indirect Adviser fee incurred through the Fund's proportional investment in the affiliated ETF(s). As of November 30, 2020, the Fund's Adviser fee was reimbursed by VCM in an amount of $23 thousand, of which $21 thousand is receivable from VCM. These reimbursements are not available for recoupment and are reflected on the Statement of Operations as Expenses waived/reimbursed by Adviser.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended November 30, 2020, the Fund had no subadvisors.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Administration, Servicing and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.15% of average daily net assets of the Fund. Amounts incurred for the six months ended November 30, 2020, are reflected on the Statement of Operations as Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended November 30, 2020, are reflected on the Statement of Operations as Compliance fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended November 30, 2020, are reflected on the Statement of Operations as Sub-Administration fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser provides transfer agency services to the Fund. VCTA provides transfer agent services based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Amounts incurred and paid to VCTA for the six months ended November 30, 2020, are reflected on the Statement of Operations as Transfer Agent fees.

32

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust. Effective June 30, 2020, the Distributor's name was changed from Victory Capital Advisers, Inc.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended November 30, 2020, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least September 30, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of November 30, 2020, the expense limit (excluding voluntary waivers) is 1.00%.

Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.

As of November 30, 2020, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at November 30, 2020.

Expires May 31, 2023	Total
$5	$5

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended November 30, 2020.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Sub-Administrator, Sub-Fund Accountant, and Legal.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Geopolitical/Natural Disaster Risk — Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. Likewise, systemic market dislocations of the kind that occurred during the financial crisis that began in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual

33

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund's investments. Some countries, including the United States, are adopting more protectionist trade policies and moving away from the tighter financial industry regulations that followed the 2008 financial crisis, which may also affect the value of a Fund's investments.

Political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of a Fund's investments, increase uncertainty in or impair the operation of the U.S. or other securities markets and degrade investor and consumer confidence, perhaps suddenly and to a significant degree.

An outbreak of disease called COVID-19 has spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and consumer activity, significant challenges in healthcare service preparation and delivery, quarantines and general concern and uncertainty. These negative impacts have caused significant volatility and declines in global financial markets, which have caused losses for Fund investors during and subsequent to period end. The impact of the COVID-19 pandemic last for an extended period of time, and could result in a substantial economic downturn or recession. Public health crises may exacerbate other pre-existing political, social, economic, market and financial risks. The extent of the impact to the financial performance of the Funds' investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Tactical Allocation Risk — The Fund has a targeted risk tolerance and a corresponding asset allocation target; however, mere asset allocation and volatility are not the sole determination of risk. The Fund's managers will tactically allocate away from the target allocation as market conditions and the perceived risks warrant. The Fund bears the risk that the managers' tactical allocation will not be successful.

Affiliated Funds Risk — The risks of the Fund directly correspond to the risks of the underlying affiliated funds in which the Fund invests. By investing in the underlying affiliated funds, the Fund has exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Fund varies according to the Fund's asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the risk associated with equity securities. The Fund also is subject to asset allocation risk (i.e., the risk that allocations will not produce the intended results) and to management risk (i.e., the risk that the selection of underlying affiliated funds will not produce the intended results).

Conflict of Interest Risk — In managing a Fund that invests in underlying affiliated funds, the Adviser may have conflicts of interest in allocating the Fund's assets among the various underlying affiliated funds. This is because the fees payable by some of the underlying affiliated funds to the Adviser and/or its affiliates are higher than the fees payable by other underlying affiliated funds, and because the Adviser also manages and administers the underlying affiliated funds.

LIBOR Discontinuation Risk — Many debt securities, derivatives and other financial instruments, including some of the Fund's investments, use the London Interbank Offered Rate ("LIBOR") as the reference or benchmark rate for variable interest rate calculations. However, the use of LIBOR started to come under pressure following manipulation allegations in 2012. Despite increased regulation and other corrective actions since that time, concerns have arisen regarding its viability as a benchmark, due largely to reduced activity in the financial markets that it measures. In June 2017, the Alternative Reference Rates Committee, a group of large U.S. banks working with the Federal Reserve, announced its selection of a new Secured Overnight Funding Rate ("SOFR"), which is intended to be a broad measure of secured overnight U.S. Treasury repo rates, as an appropriate replacement for LIBOR. The Federal Reserve Bank of New York began publishing the SOFR in 2018, expecting that it could be used on a voluntary basis in new instruments and transactions. Bank working groups and regulators in other countries have suggested other alternatives for their markets, including the Sterling Overnight Interbank Average Rate ("SONIA") in England. In July 2017, the Financial Conduct Authority (the "FCA"),

34

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

the United Kingdom financial regulatory body, announced that after 2021 it will cease its active encouragement of UK banks to provide the quotations needed to sustain LIBOR. That announcement suggests that LIBOR may cease to be published after that time. It is expected that there will be enough for market participants to transition to the use of a different benchmark for both new and existing securities and transactions. Various financial industry groups have begun planning for that transition, but there are obstacles to converting certain longer-term securities and transactions to a new benchmark. Transition planning is at an early stage, and neither the effect of the transition process nor its ultimate success can yet be known. Although the foregoing may provide some sense of timing, there is no assurance that LIBOR, or any particular currency and tenor, will continue to be published until any particular date, and it appears highly likely that LIBOR will be discontinued or modified after December 31, 2021 or June 30, 2023, depending on the currency and tenor. The transition process might lead to increased volatility and illiquidity in markets that currently rely on the LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based instruments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur before the end of 2021.

6. Borrowing and Interfund Lending:

Line of Credit:

For the six months ended November 30, 2020, the Victory Funds Complex participated in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2020 with a termination date of June 28, 2021. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. For the six months ended November 30, 2020, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Effective June 29, 2020, under an amended Line of Credit agreement, Citibank will also receive an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex will pay a pro-rata portion of the upfront fee. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended November 30, 2020.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Fund, that is permitted to participate in the Facility, in the Victory Funds Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period is reflected on the Statement of Operations under Income on Interfund lending.

The Fund did not utilize or participate in the Facility during the six months ended November 30, 2020.

35

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

7. Federal Income Tax Information:

The Fund intends to declare and distribute any net investment income quarterly. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending May 31, 2021.

At May 31, 2020, the Fund had net capital loss carryforwards as shown in the table below (amounts in thousands).

Short-Term Amount	Long-Term Amount	Total
$2,079	$—	$2,079

8. Affiliated Securities:

An affiliated security is a security in which the Fund has ownership of at least 5% of the security's outstanding voting shares or an investment company managed by VCM. The Fund does not invest in affiliated underlying funds for the purpose of exercising management or control. These underlying funds' are noted as affiliated in the Fund's Schedule of Portfolio Investments. The affiliated underlying funds' annual or semiannual reports may be viewed at vcm.com. Transactions in affiliated securities during the six months ended November, 2020, were as follows (amount in thousands):

	Fair Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 11/30/2020	Dividend Income
VictoryShares USAA Core Intermediate-Term Bond ETF	$—	$38,968	$—	$—	$—	$243	$39,211	$79
VictoryShares USAA Core Short-Term Bond ETF	—	12,681	—	—	—	34	12,715	26
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	1,897	—	—	—	—	317	2,214	41
	$1,897	$51,649	$—	$—	$—	$594	$54,140	$146

36

USAA Mutual Funds Trust	Supplemental Information November 30, 2020

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2020 through November 30, 2020.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

Beginning Account Value 6/1/20	Actual Ending Account Value 11/30/20	Hypothetical Ending Account Value 11/30/20	Actual Expenses Paid During Period 6/1/20- 11/30/20*	Hypothetical Expenses Paid During Period 6/1/20- 11/30/20*	Annualized Expense Ratio During Period 6/1/20- 11/30/20
$1,000.00	$1,112.20	$1,020.10	$5.24	$5.01	0.99%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

37

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

27804-0121

NOVEMBER 30, 2020

Semi Annual Report

USAA Cornerstone Moderately Aggressive Fund

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports may no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396 or by submitting your request via email to TA.Processing@FISGlobal.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396 or submitting your request via email to TA.Processing@FISGlobal.com.

Your election to receive reports in paper will apply to all funds held with the USAA Mutual Funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member of FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logo are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	20
Statement of Operations	21
Statements of Changes in Net Assets	22
Financial Highlights	24
Notes to Financial Statements	26
Supplemental Information	38
Proxy Voting and Portfolio Holdings Information	38
Expense Example	38
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

USAA Mutual Funds Trust

1

USAA Mutual Funds Trust USAA Cornerstone Moderately Aggressive Fund	November 30, 2020

  (Unaudited)

Investment Objective & Portfolio Holdings:

The Fund's investment objective is to seek capital appreciation with a secondary focus on current income.

Asset Allocation*:

November 30, 2020

(% of Net Assets)

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

2

USAA Mutual Funds Trust USAA Cornerstone Moderately Aggressive Fund	Schedule of Portfolio Investments November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (1.9%)
American Express Credit Account Master Trust, Series 2019-2, Class B, 2.86%, 11/15/24	$2,836	$2,927
Americredit Automobile Receivables Trust, Series 2018-2, Class A3, 3.15%, 3/20/23, Callable 10/18/22 @ 100	301	304
Americredit Automobile Receivables Trust, Series 2018-1, Class C, 3.50%, 1/18/24, Callable 7/18/22 @ 100	4,640	4,807
ARI Fleet Lease Trust, Series 2020-A, Class A3, 1.80%, 8/15/28, Callable 3/15/23 @ 100 (a)	766	785
Canadian Pacer Auto Receivables Trust, Series 2018-1A, Class C, 3.82%, 4/19/24, Callable 5/19/21 @ 100 (a)	2,084	2,115
CarMax Auto Owner Trust, Series 2020-1, Class B, 2.21%, 9/15/25, Callable 8/15/23 @ 100	1,084	1,127
Credit Acceptance Auto Loan Trust, Series 2018-3A, Class A, 3.55%, 8/15/27, Callable 10/15/21 @ 100 (a)	1,799	1,820
Dell Equipment Finance Trust, Series 2020-1, Class A3, 2.24%, 2/22/23, Callable 8/22/22 @ 100 (a)	569	584
Drive Auto Receivables Trust, Series 2018-4, Class D, 4.09%, 1/15/26, Callable 7/15/22 @ 100	1,137	1,175
Drive Auto Receivables Trust, Series 2019-1, Class C, 3.78%, 4/15/25, Callable 9/15/22 @ 100	1,247	1,273
Enterprise Fleet Financing LLC, Series 2020-1, Class A3, 1.86%, 12/22/25 (a)	697	723
Evergreen Credit Card Trust, Series 2019-2, Class A, 1.90%, 9/15/24 (a)	1,916	1,970
Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.26%, 4/15/24, Callable 5/15/23 @ 100 (a)	873	884
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30%, 3/15/24, Callable 12/15/22 @ 100 (a)	1,705	1,742
Exeter Automobile Receivables Trust, Series 2017-3A, Class D, 5.28%, 10/15/24, Callable 4/15/22 @ 100 (a)	850	890
Ford Credit Auto Owner Trust, Series 2019-A, Class A3, 2.78%, 9/15/23, Callable 12/15/22 @ 100	612	624
Ford Credit Auto Owner Trust, Series 2020-1, Class B, 2.29%, 8/15/31, Callable 2/15/25 @ 100 (a)	1,134	1,175
Great American Auto Leasing, Inc., Series 2019-1, Class A3, 3.05%, 9/15/22, Callable 12/15/22 @ 100 (a)	777	789
Hertz Vehicle Financing II LP, Series 2019-3A, Class A, 2.67%, 12/26/25 (a)	367	368
HPEFS Equipment Trust, Series 2019-1A, Class C, 2.49%, 9/20/29, Callable 5/20/22 @ 100 (a)	766	784
HPEFS Equipment Trust, Series 2020-1A, Class B, 1.89%, 2/20/30, Callable 12/20/22 @ 100 (a)	436	444
MMAF Equipment Finance LLC, Series 2017-B, Class A4, 2.41%, 11/15/24, Callable 6/15/22 @ 100 (a)	1,701	1,734
Navient Student Loan Trust, Series 2015-2, Class B, 1.65% (LIBOR01M+150bps), 8/25/50, Callable 1/25/29 @ 100 (b)	1,800	1,710
NP SPE II LLC, Series 2017-1A, Class A1, 3.37%, 10/21/47, Callable 10/20/27 @ 100 (a)	605	619
OSCAR US Funding Trust IX LLC, Series 2018-2A, Class A4, 3.63%, 9/10/25 (a)	4,600	4,796

See notes to financial statements.

3

USAA Mutual Funds Trust USAA Cornerstone Moderately Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
SCF Equipment Leasing LLC, Series 2020-1A, Class B, 2.02%, 3/20/28, Callable 7/20/25 @ 100 (a)	$869	$877
SCF Equipment Leasing LLC, Series 2017-2A, Class A, 3.41%, 12/20/23, Callable 12/20/20 @ 100 (a)	386	388
SLM Student Loan Trust, Series 2006-2, Class B, 0.43% (LIBOR03M+22bps), 1/25/41, Callable 7/25/32 @ 100 (b)	1,804	1,604
SLM Student Loan Trust, Series 2003-14, Class B, 0.76% (LIBOR03M+55bps), 10/25/65, Callable 4/25/29 @ 100 (b)	639	598
Synchrony Credit Card Master Note Trust, Series 2018-2, Class A, 3.47%, 5/15/26	3,015	3,223
Synchrony Credit Card Master Note Trust, Series 2016-2, Class C, 2.95%, 5/15/24	2,648	2,667
Transportation Finance Equipment Trust, Series 2019-1, Class A4, 1.88%, 3/25/24, Callable 6/23/23 @ 100 (a)	1,701	1,750
Transportation Finance Equipment Trust, Series 2019-1, Class B, 2.06%, 5/23/24, Callable 6/23/23 @ 100 (a)	600	619
Trinity Rail Leasing LLC, Series 2019-2A, Class A2, 3.10%, 10/18/49, Callable 12/17/20 @ 100 (a)	1,000	1,034
Westlake Automobile Receivables Trust, Series 2018-2A, Class D, 4.00%, 1/16/24, Callable 1/15/22 @ 100 (a)	1,500	1,532
Westlake Automobile Receivables Trust, Series 2020-1A, Class B, 1.94%, 4/15/25, Callable 7/15/23 @ 100 (a)	2,836	2,876
Total Asset-Backed Securities (Cost $52,236)		53,337
Collateralized Mortgage Obligations (0.8%)
Banc of America Commercial Mortgage Trust, Series 2006-3, Class AM, 5.86%, 7/10/44 (c)	3,874	771
Banc of America Commercial Mortgage Trust, Series 2008-1, Class AJ, 6.79%, 2/10/51 (c)	130	136
BANK, Series 2019-BNK20, Class A3, 3.01%, 9/15/61	1,750	1,953
Barclays Commercial Mortgage Trust, Series 2019-C5, Class ASB, 2.99%, 11/15/52	1,322	1,457
Benchmark Mortgage Trust, Series 2020-B17, Class ASB, 2.18%, 3/15/53, Callable 11/15/29 @ 100	1,134	1,196
Benchmark Mortgage Trust, Series 2019-B14, Class A5, 3.05%, 12/15/61	2,269	2,548
BTH Mortgage-Backed Securities Trust, Series 2018-21, Class A, 2.65% (LIBOR01M+250bps), 10/7/21 (a) (b)	2,320	2,309
BX Trust, Series 2019-OC11, Class A, 3.20%, 12/9/41 (a)	1,047	1,118
Citigroup Commercial Mortgage Trust, Series 2020-555, Class A, 2.65%, 12/10/41 (a)	1,701	1,783
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class AAB, 2.61%, 1/15/53	1,134	1,228
COMM Mortgage Trust, Series 2019-GC44, Class ASB, 2.87%, 8/15/57	1,701	1,868
COMM Mortgage Trust, Series 2014-277P, Class A, 3.73%, 8/10/49, Callable 8/10/24 @ 100 (a) (c)	1,138	1,226
Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class AMFL, 0.33% (LIBOR01M+19bps), 2/15/40 (b)	55	51

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Cornerstone Moderately Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA, 2.06%, 1/15/49, Callable 11/15/25 @ 100 (c) (d)	$20,394	$1,545
DBJPM Mortgage Trust, Series 2016-SFC, Class A, 2.83%, 8/10/36 (a)	1,000	979
GE Commercial Mortgage Corp., Series 2007-C1, Class AM, 5.61%, 12/10/49 (c)	549	258
GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.91%, 2/13/53	720	799
GS Mortgage Securities Trust, Series 2020-GC45, Class AAB, 2.84%, 2/13/53	608	667
Manhattan West, Series 2020-1MW, Class A, 2.13%, 9/10/40 (a)	711	737
UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, 2.25%, 5/10/45, Callable 4/10/22 @ 100 (a) (c) (d)	20,761	364
Total Collateralized Mortgage Obligations (Cost $25,486)		22,993
Common Stocks (20.6%)
Communication Services (1.6%):
Activision Blizzard, Inc.	38,552	3,064
Alphabet, Inc. Class C (e)	4,988	8,783
AT&T, Inc.	134,381	3,864
Charter Communications, Inc. Class A (e)	4,827	3,147
Comcast Corp. Class A	80,895	4,064
Facebook, Inc. Class A (e)	23,529	6,517
Match Group, Inc. (e)	21,351	2,972
Sirius XM Holdings, Inc. (f)	414,195	2,688
T-Mobile U.S., Inc. (e)	23,207	3,085
Verizon Communications, Inc.	68,340	4,129
Zillow Group, Inc. Class C (e)	25,501	2,749
		45,062
Consumer Discretionary (2.0%):
Amazon.com, Inc. (e)	3,302	10,461
AutoZone, Inc. (e)	2,416	2,749
Booking Holdings, Inc. (e)	1,515	3,073
Dollar General Corp.	13,648	2,983
Domino's Pizza, Inc.	6,954	2,730
eBay, Inc.	59,246	2,988
Ford Motor Co.	325,048	2,951
General Motors Co.	70,317	3,083
Lennar Corp. Class A	36,508	2,769
Lowe's Cos., Inc.	22,202	3,459
O'Reilly Automotive, Inc. (e)	6,117	2,706
Peloton Interactive, Inc. Class A (e)	25,360	2,951
Tesla, Inc. (e)	9,630	5,466
The Home Depot, Inc.	31,584	8,762
		57,131
Consumer Staples (1.2%):
Altria Group, Inc.	76,592	3,051
Colgate-Palmolive Co.	35,156	3,011
Kimberly-Clark Corp.	20,210	2,815
Monster Beverage Corp. (e)	32,468	2,753

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Cornerstone Moderately Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Philip Morris International, Inc.	85,290	$6,461
The Clorox Co.	26,487	5,376
The Kroger Co.	84,197	2,778
The Procter & Gamble Co.	32,628	4,531
Walgreens Boots Alliance, Inc.	73,147	2,780
		33,556
Energy (0.6%):
Cabot Oil & Gas Corp.	152,446	2,671
Chevron Corp.	42,849	3,735
ConocoPhillips	146,308	5,788
Halliburton Co.	170,821	2,834
Phillips 66	46,151	2,796
		17,824
Financials (2.6%):
AGNC Investment Corp.	11,575	177
Annaly Capital Management, Inc.	30,696	245
Aon PLC Class A	14,046	2,878
Berkshire Hathaway, Inc. Class B (e)	19,662	4,501
Brown & Brown, Inc.	55,610	2,504
Capital One Financial Corp.	33,618	2,879
First Republic Bank	20,047	2,597
KeyCorp	170,162	2,631
MarketAxess Holdings, Inc.	5,186	2,796
Marsh & McLennan Cos., Inc.	25,540	2,928
MetLife, Inc.	62,654	2,893
Moody's Corp.	10,267	2,899
Morgan Stanley	52,926	3,272
MSCI, Inc.	13,699	5,609
Prudential Financial, Inc.	37,412	2,829
S&P Global, Inc.	18,002	6,333
State Street Corp.	40,232	2,835
SVB Financial Group (e)	15,205	5,244
T. Rowe Price Group, Inc.	19,654	2,819
The Allstate Corp.	27,417	2,806
The Goldman Sachs Group, Inc.	13,737	3,167
The Progressive Corp.	61,238	5,334
Wells Fargo & Co.	127,336	3,483
		73,659
Health Care (3.4%):
AbbVie, Inc.	37,404	3,912
Amgen, Inc.	29,976	6,656
Anthem, Inc.	9,844	3,067
Biogen, Inc. (e)	23,793	5,714
Bio-Rad Laboratories, Inc. Class A (e)	4,538	2,444
Bristol-Myers Squibb Co.	55,841	3,484
Cerner Corp.	37,056	2,773
Cigna Corp.	14,838	3,103
CVS Health Corp.	47,656	3,231

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Cornerstone Moderately Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Danaher Corp.	15,124	$3,397
DexCom, Inc. (e)	8,277	2,646
Eli Lilly & Co.	23,286	3,392
Gilead Sciences, Inc. (g)	51,189	3,106
HCA Healthcare, Inc.	19,061	2,861
IDEXX Laboratories, Inc. (e)	6,270	2,890
Johnson & Johnson (g)	66,280	9,589
Merck & Co., Inc.	46,818	3,764
Mettler-Toledo International, Inc. (e)	2,399	2,759
Pfizer, Inc.	105,796	4,053
ResMed, Inc.	12,899	2,704
Thermo Fisher Scientific, Inc.	7,924	3,685
UnitedHealth Group, Inc.	26,488	8,909
Veeva Systems, Inc. Class A (e)	10,382	2,874
Waters Corp. (e)	11,852	2,750
West Pharmaceutical Services, Inc.	9,472	2,606
		96,369
Industrials (1.9%):
3M Co.	37,168	6,420
Carrier Global Corp.	69,181	2,634
CSX Corp.	33,520	3,019
Cummins, Inc.	12,244	2,830
Eaton Corp. PLC	25,091	3,039
Equifax, Inc.	15,393	2,569
FedEx Corp.	10,428	2,988
Fortune Brands Home & Security, Inc.	31,067	2,594
General Dynamics Corp.	18,795	2,807
Illinois Tool Works, Inc.	14,315	3,022
Lockheed Martin Corp.	8,297	3,028
Northrop Grumman Corp.	9,501	2,872
Old Dominion Freight Line, Inc.	12,945	2,633
Otis Worldwide Corp.	41,147	2,754
Rockwell Automation, Inc.	11,125	2,843
Rollins, Inc.	44,843	2,564
Verisk Analytics, Inc.	13,383	2,654
W.W. Grainger, Inc.	6,454	2,700
		53,970
Information Technology (5.4%):
Accenture PLC Class A	14,446	3,598
Adobe, Inc. (e)	16,824	8,050
Apple, Inc.	369,142	43,946
Applied Materials, Inc.	40,148	3,311
Broadcom, Inc.	9,209	3,698
Cadence Design Systems, Inc. (e)	24,442	2,843
CDW Corp.	19,852	2,591
Cisco Systems, Inc.	88,825	3,821
Cognizant Technology Solutions Corp. Class A	38,757	3,028
Coupa Software, Inc. (e)	8,867	2,916
DocuSign, Inc. (e)	12,958	2,953

See notes to financial statements.

7

USAA Mutual Funds Trust USAA Cornerstone Moderately Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
HP, Inc.	271,811	$5,961
Intel Corp.	83,450	4,035
International Business Machines Corp.	27,995	3,458
Intuit, Inc.	8,772	3,088
Lam Research Corp.	13,690	6,197
Mastercard, Inc. Class A	13,058	4,394
Micron Technology, Inc. (e)	50,062	3,208
Microsoft Corp. (g)	54,261	11,616
NVIDIA Corp.	16,752	8,980
Oracle Corp.	59,242	3,419
Square, Inc. Class A (e)	16,011	3,378
Texas Instruments, Inc.	22,058	3,557
The Trade Desk, Inc. Class A (e)	3,523	3,174
VeriSign, Inc. (e)	13,909	2,792
VMware, Inc. Class A (e) (f)	18,577	2,599
Zoom Video Communications, Inc. Class A (e)	7,103	3,398
		154,009
Materials (0.6%):
Air Products & Chemicals, Inc.	10,998	3,081
Ball Corp.	28,322	2,719
Hycroft Mining Holding Corp. (e) (h)	116,092	906
LyondellBasell Industries NV Class A	66,164	5,631
Newmont Corp.	45,807	2,694
The Sherwin-Williams Co.	4,050	3,028
		18,059
Real Estate (0.6%):
Alexandria Real Estate Equities, Inc.	2,673	438
American Tower Corp.	8,004	1,850
AvalonBay Communities, Inc.	2,524	420
Boston Properties, Inc.	3,215	316
Camden Property Trust	2,128	210
CBRE Group, Inc. Class A (e)	6,014	368
Crown Castle International Corp.	7,583	1,271
Digital Realty Trust, Inc.	4,853	654
Duke Realty Corp.	8,037	306
Equinix, Inc.	1,606	1,121
Equity LifeStyle Properties, Inc.	3,775	221
Equity Residential	6,660	386
Essex Property Trust, Inc.	1,171	288
Extra Space Storage, Inc.	2,864	323
Federal Realty Investment Trust	1,587	138
Healthpeak Properties, Inc.	11,139	321
Host Hotels & Resorts, Inc.	15,155	213
Invitation Homes, Inc.	11,872	339
Iron Mountain, Inc.	6,174	170
Jones Lang LaSalle, Inc. (e)	1,111	147
Medical Properties Trust, Inc.	11,579	225
Mid-America Apartment Communities, Inc.	2,516	317
National Retail Properties, Inc.	3,848	145

See notes to financial statements.

8

USAA Mutual Funds Trust USAA Cornerstone Moderately Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Omega Healthcare Investors, Inc.	5,042	$177
Prologis, Inc.	13,391	1,340
Public Storage	2,846	639
Realty Income Corp.	6,223	373
Regency Centers Corp.	3,746	171
SBA Communications Corp.	2,027	582
Simon Property Group, Inc.	5,526	456
Sun Communities, Inc.	2,042	284
UDR, Inc.	6,517	251
Ventas, Inc.	8,086	387
VEREIT, Inc.	23,754	168
VICI Properties, Inc.	10,011	253
Vornado Realty Trust	3,536	138
Welltower, Inc.	7,507	473
Weyerhaeuser Co.	13,436	390
WP Carey, Inc.	3,813	264
		16,533
Utilities (0.7%):
Duke Energy Corp. (g)	33,373	3,093
Eversource Energy (g)	30,286	2,650
Exelon Corp.	68,013	2,793
NextEra Energy, Inc. (g)	44,994	3,311
NRG Energy, Inc.	83,523	2,736
The AES Corp.	125,016	2,555
WEC Energy Group, Inc. (g)	28,056	2,663
		19,801
Total Common Stocks (Cost $472,461)		585,973
Preferred Stocks (0.6%)
Communication Services (0.2%):
Qwest Corp., 6.50%, 9/1/56	220,000	5,612
Consumer Staples (0.2%):
CHS, Inc., cumulative redeemable, Series 1, 7.88% (i)	30,000	861
Dairy Farmers of America, Inc., cumulative redeemable, 7.88% (a) (i)	45,000	4,207
		5,068
Financials (0.2%):
Delphi Financial Group, Inc., 3.41% (LIBOR03M+319bps), 5/15/37 (b) (j)	309,253	6,108
Total Preferred Stocks (Cost $16,519)		16,788
Corporate Bonds (10.0%)
Communication Services (0.4%):
AT&T, Inc., 2.30%, 6/1/27, Callable 4/1/27 @ 100	$1,709	1,815
Fox Corp., 3.05%, 4/7/25, Callable 3/7/25 @ 100	812	888
The Walt Disney Co., 2.20%, 1/13/28	758	805
T-Mobile USA, Inc., 3.88%, 4/15/30, Callable 1/15/30 @ 100 (a) (g)	2,064	2,367
Verizon Communications, Inc., 4.50%, 8/10/33	3,403	4,326
		10,201

See notes to financial statements.

9

USAA Mutual Funds Trust USAA Cornerstone Moderately Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Consumer Discretionary (0.3%):
AutoNation, Inc., 4.75%, 6/1/30, Callable 3/1/30 @ 100	$683	$823
General Motors Co., 6.80%, 10/1/27, Callable 8/1/27 @ 100 (g)	711	915
Hasbro, Inc., 3.55%, 11/19/26, Callable 9/19/26 @ 100	1,361	1,501
Nordstrom, Inc., 4.38%, 4/1/30, Callable 1/1/30 @ 100 (f)	1,134	1,092
O'Reilly Automotive, Inc., 4.20%, 4/1/30, Callable 1/1/30 @ 100	1,500	1,802
VF Corp., 2.95%, 4/23/30, Callable 1/23/30 @ 100	853	938
Volkswagen Group of America Finance LLC, 3.20%, 9/26/26, Callable 7/26/26 @ 100 (a)	711	785
		7,856
Consumer Staples (0.7%):
Altria Group, Inc., 3.40%, 5/6/30, Callable 2/6/30 @ 100	814	904
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36, Callable 8/1/35 @ 100	2,836	3,612
BAT Capital Corp., 2.79%, 9/6/24, Callable 8/6/24 @ 100	3,000	3,208
Kraft Heinz Foods Co., 3.75%, 4/1/30, Callable 1/1/30 @ 100 (a)	1,277	1,377
McCormick & Co., Inc., 2.50%, 4/15/30, Callable 1/15/30 @ 100	497	532
Mondelez International, Inc., 2.75%, 4/13/30, Callable 1/13/30 @ 100	375	411
PepsiCo, Inc., 2.25%, 3/19/25, Callable 2/19/25 @ 100	2,639	2,821
Sysco Corp., 5.95%, 4/1/30, Callable 1/1/30 @ 100	668	883
The Coca-Cola Co., 3.45%, 3/25/30	1,750	2,063
The Procter & Gamble Co., 3.00%, 3/25/30	1,138	1,320
Unilever Capital Corp., 2.60%, 5/5/24, Callable 3/5/24 @ 100	3,000	3,197
		20,328
Energy (1.3%):
Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100 (a)	2,165	2,439
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29, Callable 5/18/29 @ 100	2,837	3,105
Enable Midstream Partners LP, 4.15%, 9/15/29, Callable 6/15/29 @ 100	3,000	2,787
Enbridge Energy Partners LP, 7.38%, 10/15/45, Callable 4/15/45 @ 100 (g)	1,300	1,950
Enterprise Products Operating LLC, 2.80%, 1/31/30, Callable 10/31/29 @ 100	1,701	1,840
Enterprise TE Partners LP, 3.02% (LIBOR03M+278bps), 6/1/67, Callable 1/8/21 @ 100 (b)	500	403
EOG Resources, Inc., 4.38%, 4/15/30, Callable 1/15/30 @ 100	525	639
EQM Midstream Partners LP, 4.75%, 7/15/23, Callable 6/15/23 @ 100 (g)	5,600	5,712
EQT Corp., 8.75%, 2/1/30, Callable 11/1/29 @ 100	1,148	1,452
Exxon Mobil Corp., 2.99%, 3/19/25, Callable 2/19/25 @ 100 (g)	2,837	3,100
Florida Gas Transmission Co. LLC, 2.55%, 7/1/30, Callable 4/1/30 @ 100 (a)	711	748
Marathon Petroleum Corp., 4.70%, 5/1/25, Callable 4/1/25 @ 100	800	908
Midwest Connector Capital Co. LLC, 4.63%, 4/1/29, Callable 1/1/29 @ 100 (a)	1,708	1,729
National Oilwell Varco, Inc., 3.60%, 12/1/29, Callable 9/1/29 @ 100	2,269	2,303
Occidental Petroleum Corp. 3.50%, 8/15/29, Callable 5/15/29 @ 100	419	367
4.40%, 8/15/49, Callable 2/15/49 @ 100	1,134	927
ONEOK, Inc., 6.35%, 1/15/31, Callable 10/15/30 @ 100	711	880
Pioneer Natural Resources Co., 1.90%, 8/15/30, Callable 5/15/30 @ 100	750	740
Rockies Express Pipeline LLC, 4.80%, 5/15/30, Callable 2/15/30 @ 100 (a)	1,134	1,110
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 3/1/30	1,134	1,233

See notes to financial statements.

10

USAA Mutual Funds Trust USAA Cornerstone Moderately Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Western Midstream Operating LP, 3.10%, 2/1/25, Callable 1/1/25 @ 100	$1,194	$1,191
		35,563
Financials (3.3%):
AmTrust Financial Services, Inc., 6.13%, 8/15/23	3,607	3,488
Ares Capital Corp., 3.63%, 1/19/22, Callable 12/19/21 @ 100 (g)	5,950	6,111
Assurant, Inc., 3.70%, 2/22/30, Callable 11/22/29 @ 100 (f)	1,154	1,240
BancorpSouth Bank, 4.13% (LIBOR03M+247bps), 11/20/29, Callable 11/20/24 @ 100 (b)	1,458	1,479
BBVA USA, 3.88%, 4/10/25, Callable 3/10/25 @ 100	2,700	3,002
Belrose Funding Trust, 2.33%, 8/15/30, Callable 5/15/30 @ 100 (a)	1,704	1,736
Cadence Bancorp, 4.75% (LIBOR03M+303bps), 6/30/29, Callable 6/30/24 @ 100 (b)	500	463
Citizens Financial Group, Inc., 2.50%, 2/6/30, Callable 11/6/29 @ 100	1,701	1,807
Cullen/Frost Capital Trust II, 1.80% (LIBOR03M+155bps), 3/1/34, Callable 1/8/21 @ 100 (b)	9,000	6,922
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100	853	993
First Maryland Capital I, 1.24% (LIBOR03M+100bps), 1/15/27, Callable 1/8/21 @ 100 (b)	4,000	3,700
Ford Motor Credit Co. LLC, 4.06%, 11/1/24, Callable 10/1/24 @ 100	2,000	2,078
Glencore Funding LLC, 2.50%, 9/1/30, Callable 6/1/30 @ 100 (a)	1,989	1,983
Global Atlantic Financial Co., 4.40%, 10/15/29, Callable 7/15/29 @ 100 (a)	1,459	1,568
HSB Group, Inc., 1.15% (LIBOR03M+91bps), 7/15/27, Callable 1/8/21 @ 100 (b)	4,550	4,004
Hyundai Capital America, 3.75%, 7/8/21 (a) (g)	5,700	5,798
JPMorgan Chase & Co., 2.52% (SOFR+204bps), 4/22/31, Callable 4/22/30 @ 100 (b)	995	1,063
KeyCorp, 2.25%, 4/6/27, MTN	1,701	1,813
Level 3 Financing, Inc., 3.88%, 11/15/29, Callable 8/15/29 @ 100 (a)	2,268	2,501
Loews Corp., 3.20%, 5/15/30, Callable 2/15/30 @ 100	1,138	1,289
Manufactures & Traders Trust Co., 0.89% (LIBOR03M+64bps), 12/1/21, Callable 1/8/21 @ 100 (b) (g)	6,039	6,014
Nationwide Mutual Insurance Co., 2.54% (LIBOR03M+229bps), 12/15/24, Callable 1/8/21 @ 100 (a) (b)	11,510	11,482
New York Community Bancorp, Inc., 5.90% (LIBOR03M+278bps), 11/6/28, Callable 11/6/23 @ 100 (b)	426	436
Pinnacle Financial Partners, Inc., 4.13% (LIBOR03M+278bps), 9/15/29, Callable 9/15/24 @ 100 (b)	2,000	1,990
PPL Capital Funding, Inc., 4.13%, 4/15/30, Callable 1/15/30 @ 100	1,138	1,351
Prudential Financial, Inc., 5.62% (LIBOR03M+392bps), 6/15/43, Callable 6/15/23 @ 100 (b)	5,400	5,814
Regions Financial Corp., 2.25%, 5/18/25, Callable 4/18/25 @ 100	1,281	1,357
Santander Holdings USA, Inc., 3.45%, 6/2/25, Callable 5/2/25 @ 100	714	774
Signature Bank, 4.13% (LIBOR03M+256bps), 11/1/29, Callable 11/1/24 @ 100 (b)	2,000	2,025
Texas Capital Bank NA, 5.25%, 1/31/26	1,135	1,200
The Allstate Corp., 5.75% (LIBOR03M+294bps), 8/15/53, Callable 8/15/23 @ 100 (b)	1,180	1,265
The Progressive Corp., 3.20%, 3/26/30, Callable 12/26/29 @ 100	340	393
Toyota Motor Credit Corp., 3.38%, 4/1/30, MTN	1,071	1,252
Truist Bank, 0.89% (LIBOR03M+67bps), 5/15/27, Callable 1/8/21 @ 100 (b)	1,000	944

See notes to financial statements.

11

USAA Mutual Funds Trust USAA Cornerstone Moderately Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Wells Fargo & Co., 2.19% (SOFR+200bps), 4/30/26, Callable 4/30/25 @ 100 (b)	$1,279	$1,340
Zions Bancorp NA, 3.25%, 10/29/29, Callable 7/29/29 @ 100	2,269	2,333
		93,008
Health Care (0.6%):
AbbVie, Inc., 3.20%, 11/21/29, Callable 8/21/29 @ 100 (a) (g)	2,268	2,567
Commonspirit Health, 3.35%, 10/1/29, Callable 4/1/29 @ 100	1,500	1,626
CVS Health Corp., 3.25%, 8/15/29, Callable 5/15/29 @ 100 (g)	3,747	4,179
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100	1,282	1,414
Duke University Health System, Inc., 2.60%, 6/1/30	850	902
HCA, Inc., 5.13%, 6/15/39, Callable 12/15/38 @ 100	2,836	3,641
Laboratory Corp. of America Holdings, 2.95%, 12/1/29, Callable 9/1/29 @ 100	1,702	1,880
Thermo Fisher Scientific, Inc., 4.13%, 3/25/25, Callable 2/25/25 @ 100	1,138	1,294
Upjohn, Inc., 2.30%, 6/22/27, Callable 4/22/27 @ 100 (a)	427	451
		17,954
Industrials (1.5%):
Ashtead Capital, Inc., 4.00%, 5/1/28, Callable 5/1/23 @ 102 (a)	1,405	1,475
BNSF Funding Trust, 6.61% (LIBOR03M+235bps), 12/15/55, Callable 1/15/26 @ 100 (b)	5,325	6,061
Carlisle Cos., Inc., 2.75%, 3/1/30, Callable 12/1/29 @ 100	1,701	1,830
Carrier Global Corp., 3.38%, 4/5/40, Callable 10/5/39 @ 100 (a)	851	939
Caterpillar, Inc., 2.60%, 4/9/30, Callable 1/9/30 @ 100	853	941
CoStar Group, Inc., 2.80%, 7/15/30, Callable 4/15/30 @ 100 (a)	382	401
Dover Corp., 2.95%, 11/4/29, Callable 8/4/29 @ 100	1,702	1,854
FedEx Corp., 4.25%, 5/15/30, Callable 2/15/30 @ 100	1,250	1,522
General Dynamics Corp., 3.50%, 4/1/27, Callable 2/1/27 @ 100	1,138	1,311
Georgia-Pacific LLC, 2.10%, 4/30/27, Callable 2/28/27 @ 100 (a)	1,990	2,100
Hillenbrand, Inc., 4.50%, 9/15/26, Callable 7/15/26 @ 100	1,500	1,649
IDEX Corp., 3.00%, 5/1/30, Callable 2/1/30 @ 100	1,990	2,204
Otis Worldwide Corp., 3.11%, 2/15/40, Callable 8/15/39 @ 100	1,134	1,246
Penske Truck Leasing Co. LP/PTL Finance Corp., 4.00%, 7/15/25, Callable 6/15/25 @ 100 (a)	1,138	1,289
Ryder System, Inc.
3.50%, 6/1/21, MTN (g)	5,750	5,842
2.90%, 12/1/26, Callable 10/1/26 @ 100, MTN	2,837	3,097
Southwest Airlines Co., 5.13%, 6/15/27, Callable 4/15/27 @ 100	912	1,060
The Boeing Co., 5.71%, 5/1/40, Callable 11/1/39 @ 100	1,706	2,150
The Conservation Fund A Nonprofit Corp., 3.47%, 12/15/29, Callable 9/15/29 @ 100	2,300	2,499
United Airlines Pass Through Trust, 2.90%, 11/1/29	2,944	2,550
Westinghouse Air Brake Technologies Corp., 3.20%, 6/15/25, Callable 5/15/25 @ 100	304	326
		42,346
Information Technology (0.5%):
Amphenol Corp., 2.80%, 2/15/30, Callable 11/15/29 @ 100	3,000	3,279
Analog Devices, Inc., 2.95%, 4/1/25, Callable 3/1/25 @ 100	427	467
Broadcom, Inc., 4.30%, 11/15/32, Callable 8/15/32 @ 100	711	845
Hewlett Packard Enterprise Co., 4.65%, 10/1/24, Callable 9/1/24 @ 100	1,138	1,290
HP, Inc., 3.40%, 6/17/30, Callable 3/17/30 @ 100	1,285	1,414

See notes to financial statements.

12

USAA Mutual Funds Trust USAA Cornerstone Moderately Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Jabil, Inc., 3.00%, 1/15/31, Callable 10/15/30 @ 100	$382	$399
Keysight Technologies, Inc., 3.00%, 10/30/29, Callable 7/30/29 @ 100	2,039	2,239
Microsoft Corp., 3.45%, 8/8/36, Callable 2/8/36 @ 100	3,686	4,561
		14,494
Materials (0.3%):
Avery Dennison Corp., 2.65%, 4/30/30, Callable 2/1/30 @ 100	680	731
Colonial Enterprises, Inc., 3.25%, 5/15/30, Callable 2/15/30 @ 100 (a)	356	401
LYB International Finance III LLC, 3.38%, 5/1/30, Callable 2/1/30 @ 100	994	1,111
Packaging Corp. of America, 3.00%, 12/15/29, Callable 9/15/29 @ 100	2,836	3,138
Sonoco Products Co., 3.13%, 5/1/30, Callable 2/1/30 @ 100	1,316	1,458
Vulcan Materials Co., 3.50%, 6/1/30, Callable 3/1/30 @ 100	1,137	1,297
WRKCo, Inc., 3.00%, 6/15/33, Callable 3/15/33 @ 100 (g)	647	712
		8,848
Real Estate (0.4%):
AvalonBay Communities, Inc., 2.45%, 1/15/31, MTN, Callable 10/15/30 @ 100	1,705	1,826
Boston Properties LP, 3.25%, 1/30/31, Callable 10/30/30 @ 100	746	814
Essex Portfolio LP, 2.65%, 3/15/32, Callable 12/15/31 @ 100	1,985	2,110
GLP Capital LP/GLP Financing II, Inc., 4.00%, 1/15/31, Callable 10/15/30 @ 100	426	461
Host Hotels & Resorts LP, 3.50%, 9/15/30, Callable 6/15/30 @ 100	354	363
Lexington Realty Trust, 4.25%, 6/15/23, Callable 3/15/23 @ 100	1,400	1,489
Mid-America Apartments LP, 2.75%, 3/15/30, Callable 12/15/29 @ 100	2,836	3,090
Sabra Health Care LP, 5.13%, 8/15/26, Callable 5/15/26 @ 100	1,000	1,105
SBA Tower Trust, 2.84%, 1/15/25 (a)	1,125	1,188
VICI Properties LP/VICI Note Co., Inc., 4.63%, 12/1/29, Callable 12/1/24 @ 102.31 (a)	262	279
		12,725
Utilities (0.7%):
AEP Texas, Inc., 3.45%, 1/15/50, Callable 7/15/49 @ 100	1,985	2,262
Alabama Power Co., 3.85%, 12/1/42	1,702	2,099
Ameren Corp., 3.50%, 1/15/31, Callable 10/15/30 @ 100	569	659
CenterPoint Energy, Inc., 2.50%, 9/1/24, Callable 8/1/24 @ 100	2,000	2,123
Cleco Corporate Holdings LLC, 3.38%, 9/15/29, Callable 6/15/29 @ 100	1,650	1,699
Duke Energy Florida LLC, 3.85%, 11/15/42, Callable 5/15/42 @ 100	1,702	2,051
Exelon Generation Co. LLC, 3.25%, 6/1/25, Callable 5/1/25 @ 100	1,281	1,381
IPALCO Enterprises, Inc., 4.25%, 5/1/30, Callable 2/1/30 @ 100 (a)	1,294	1,497
ITC Holdings Corp., 2.95%, 5/14/30, Callable 2/14/30 @ 100 (a)	1,279	1,404
National Fuel Gas Co., 5.50%, 1/15/26, Callable 12/15/25 @ 100	1,709	1,917
The Narragansett Electric Co., 3.40%, 4/9/30, Callable 1/9/30 @ 100 (a)	853	973
Union Electric Co., 2.95%, 3/15/30, Callable 12/15/29 @ 100	2,837	3,190
		21,255
Total Corporate Bonds (Cost $265,350)		284,578
Yankee Dollars (1.4%)
Consumer Staples (0.1%):
Alimentation Couche-Tard, Inc., 2.95%, 1/25/30, Callable 10/25/29 @ 100 (a)	1,134	1,235
See notes to financial statements.

13

USAA Mutual Funds Trust USAA Cornerstone Moderately Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Energy (0.0%): (k)
Petroleos Mexicanos, 6.49%, 1/23/27, Callable 11/23/26 @ 100	$973	$977
Petronas Capital Ltd., 3.50%, 4/21/30, Callable 1/21/30 @ 100 (a)	85	97
		1,074
Financials (0.8%):
Athene Holding Ltd., 4.13%, 1/12/28, Callable 10/12/27 @ 100	5,750	6,361
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, 4/17/25 (a)	812	918
Barclays PLC, 2.85% (LIBOR03M+245bps), 5/7/26, Callable 5/7/25 @ 100 (b)	1,706	1,812
Deutsche Bank AG, 3.96% (SOFR+258bps), 11/26/25, Callable 11/26/24 @ 100 (b)	1,701	1,840
Diageo Capital PLC, 2.13%, 4/29/32, Callable 1/29/32 @ 100	1,990	2,108
QBE Capital Funding III Ltd., 7.25% (USSW10+405bps), 5/24/41, Callable 5/24/21 @ 100 (a) (b)	5,900	6,051
Royal Bank of Canada, 1.60%, 4/17/23, MTN	1,989	2,045
Sumitomo Mitsui Financial Group, Inc., 2.45%, 9/27/24	1,600	1,697
		22,832
Health Care (0.0%): (k)
Royalty Pharma PLC, 2.20%, 9/2/30, Callable 6/2/30 @ 100 (a)	474	480
Industrials (0.2%):
BAE Systems PLC, 3.40%, 4/15/30, Callable 1/15/30 @ 100 (a)	1,500	1,698
CK Hutchison International 19 II Ltd., 2.75%, 9/6/29, Callable 6/6/29 @ 100 (a)	3,000	3,208
Ferguson Finance PLC, 3.25%, 6/2/30, Callable 3/2/30 @ 100 (a)	769	849
Heathrow Funding Ltd., 4.88%, 7/15/21 (a)	1,137	1,164
		6,919
Materials (0.3%):
Anglo American Capital PLC, 5.63%, 4/1/30, Callable 1/1/30 @ 100 (a)	1,067	1,342
Braskem Finance Ltd., 6.45%, 2/3/24	500	548
Braskem Netherlands Finance BV, 4.50%, 1/31/30 (a)	1,702	1,719
CCL Industries, Inc., 3.05%, 6/1/30, Callable 3/1/30 @ 100 (a)	1,281	1,393
Teck Resources Ltd., 6.13%, 10/1/35	1,818	2,292
		7,294
Total Yankee Dollars (Cost $36,840)		39,834
Municipal Bonds (1.1%)
Arizona (0.0%): (k)
City of Phoenix Civic Improvement Corp. Revenue, 1.26%, 7/1/27	1,000	995
Florida (0.1%):
County of Broward Florida Airport System Revenue, Series C, 2.50%, 10/1/28	1,134	1,158
Hillsborough County School Board Certificate of Participation, Series B, 1.92%, 7/1/25	710	725
		1,883
Georgia (0.1%):
Athens Housing Authority Revenue, 2.42%, 12/1/26	2,420	2,590

See notes to financial statements.

14

USAA Mutual Funds Trust USAA Cornerstone Moderately Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Louisiana (0.0%): (k)
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, 1.55%, 2/1/27	$1,140	$1,151
Michigan (0.1%):
Michigan Finance Authority Revenue, 3.08%, 12/1/34	1,700	1,877
New Jersey (0.1%):
New Jersey Economic Development Authority Revenue, Series NNN, 2.88%, 6/15/24	1,094	1,110
New Jersey Transportation Trust Fund Authority Revenue, 4.08%, 6/15/39	435	431
North Hudson Sewerage Authority Revenue, 2.88%, 6/1/28	567	620
Rutgers The State University of New Jersey Revenue, Series S, 2.01%, 5/1/32	710	687
		2,848
New York (0.2%):
New York State Dormitory Authority Revenue
Series A, 2.46%, 7/1/32	1,280	1,299
Series B, 2.83%, 7/1/31	2,835	2,996
New York State Thruway Authority Revenue, Series M, 2.55%, 1/1/28	655	694
		4,989
Pennsylvania (0.2%):
Scranton School District, GO (INS-Build America Mutual Assurance Co.)
3.05%, 4/1/29	800	863
3.10%, 4/1/30	579	626
State Public School Building Authority Revenue, 3.05%, 4/1/28	1,135	1,177
University of Pittsburgh-of The Commonwealth System of Higher Education Revenue
Series C, 2.53%, 9/15/31	1,135	1,210
Series C, 2.58%, 9/15/32	565	603
Series C, 2.63%, 9/15/33	1,135	1,215
		5,694
Texas (0.3%):
City of Houston Texas Combined Utility System Revenue, 3.72%, 11/15/28	1,415	1,664
City of San Antonio, GO, 1.76%, 2/1/31, Continuously Callable @100	1,065	1,078
Dallas/Fort Worth International Airport Revenue, Series C, 1.75%, 11/1/27	710	714
Harris County Cultural Education Facilities Finance Corp. Revenue, Series B, 2.81%, 5/15/29	1,135	1,217
State of Texas, GO, 3.00%, 4/1/28	1,701	1,931
Waco Educational Finance Corp. Revenue, 1.38%, 3/1/26	800	803
		7,407
Total Municipal Bonds (Cost $28,042)		29,434
U.S. Government Agency Mortgages (4.1%)
Federal Home Loan Mortgage Corporation
Series K047, Class A2, 3.33%, 5/25/25 (c)	8,400	9,334
Series K053, Class A2, 3.00%, 12/25/25	14,000	15,418
Series K151, Class A3, 3.51%, 4/25/30	9,000	10,546
Series K156, Class A2, 3.70%, 1/25/33 (c)	4,285	5,167
3.50%, 4/1/46-4/1/48	13,088	13,875

See notes to financial statements.

15

USAA Mutual Funds Trust USAA Cornerstone Moderately Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
3.00%, 6/1/46-6/1/47	$52,856	$55,586
4.00%, 7/1/48	3,314	3,531
		113,457
Federal National Mortgage Association
Series 2016-M2, Class AV2, 2.15%, 1/25/23	2,219	2,262
Government National Mortgage Association
6.50%, 4/15/24	3	3
Total U.S. Government Agency Mortgages (Cost $108,388)		115,722
U.S. Treasury Obligations (6.7%)
U.S. Treasury Bonds
3.13%, 8/15/44	19,200	25,659
2.38%, 11/15/49	10,000	11,934
U.S. Treasury Notes
1.13%, 2/28/21	36,125	36,214
1.88%, 7/31/22 (g)	3,382	3,479
1.63%, 8/15/22	10,000	10,252
1.63%, 11/15/22	20,000	20,576
1.63%, 4/30/23 (g)	29,000	30,019
2.75%, 11/15/23	1,000	1,076
2.25%, 11/15/25	5,000	5,463
1.63%, 2/15/26	37,000	39,362
2.38%, 5/15/27 (g)	6,100	6,812
Total U.S. Treasury Obligations (Cost $175,862)		190,846
Exchange-Traded Funds (47.8%)
Invesco DB Commodity Index Tracking Fund	256,100	3,570
Invesco FTSE RAFI Developed Markets ex-US ETF	653,206	26,370
Invesco FTSE RAFI Emerging Markets ETF	1,539,501	30,467
iShares Core MSCI EAFE ETF	391,974	25,964
iShares Core MSCI Emerging Markets ETF (f)	1,981,119	116,133
iShares Core S&P 500 ETF	428,105	155,539
iShares Core S&P Small-Cap ETF	749,825	63,840
iShares Core US Aggregate Bond ETF	542,578	64,252
iShares MSCI Canada ETF (f)	710,921	21,527
iShares MSCI International Momentum Factor ETF (f)	952,016	34,092
iShares MSCI International Quality Factor ETF	1,024,048	34,900
iShares Russell 2000 ETF (f)	151,762	27,472
Schwab Fundamental Emerging Markets Large Co. Index ETF	2,206,197	59,192
Schwab Fundamental International Large Co. Index ETF	3,168,339	89,125
Schwab Fundamental International Small Co. Index ETF	593,600	19,731
SPDR Gold Shares (e)	165,956	27,660
SPDR S&P Emerging Markets Smallcap ETF	107,983	5,337
VanEck Vectors Gold Miners ETF	532,415	18,464
VanEck Vectors Junior Gold Miners ETF	101,000	5,053
Vanguard FTSE All-World ex-US ETF	689,576	38,368
Vanguard FTSE Developed Markets ETF	4,811,274	216,940
Vanguard FTSE Emerging Markets ETF (g)	701,453	33,361
Vanguard Mid-Capital ETF (f)	30,077	6,006

See notes to financial statements.

16

USAA Mutual Funds Trust USAA Cornerstone Moderately Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Vanguard Mortgage-Backed Securities ETF	104,857	$5,675
Vanguard Real Estate ETF	350,311	29,426
Vanguard S&P 500 ETF (g)	316,114	105,152
Vanguard Short-Term Bond ETF	325,167	26,960
Vanguard Small-Cap Value ETF (g)	96,209	12,890
Vanguard Total Bond Market ETF	424,389	37,554
WisdomTree Emerging Markets SmallCap Dividend Fund (f)	202,622	9,264
Xtrackers USD High Yield Corporate Bond ETF	190,204	9,418
Total Exchange-Traded Funds (Cost $1,201,106)		1,359,702
Affiliated Exchange-Traded Funds (4.0%)
VictoryShares USAA Core Intermediate-Term Bond ETF	1,494,000	81,534
VictoryShares USAA Core Short-Term Bond ETF	583,710	30,312
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF (g)	68,000	2,923
Total Affiliated Exchange-Traded Funds (Cost $114,713)		114,769
Collateral for Securities Loaned^ (3.9%)
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.02% (l)	15,413,028	15,413
HSBC U.S. Government Money Market Fund I Shares, 0.03% (l)	96,796,039	96,796
Total Collateral for Securities Loaned (Cost $112,209)		112,209
Total Investments (Cost $2,609,212) — 102.8%		2,926,185
Liabilities in excess of other assets — (2.9)%		(79,966)
NET ASSETS — 100.00%		$2,846,219

At November 30, 2020, the Fund's investments in foreign securities were 19.0% of net assets.

^  Purchased with cash collateral from securities on loan.

(a)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of November 30, 2020, the fair value of these securities was $114,762 (thousands) and amounted to 4.0% of net assets.

(b)  Variable or Floating-Rate Security. Rate disclosed is as of November 30, 2020.

(c)  The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at November 30, 2020.

(d)  Security is interest only.

(e)  Non-income producing security.

(f)  All or a portion of this security is on loan.

(g)  All or a portion of this security has been segregated as collateral for derivative instruments.

(h)  Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of the Fund's net assets as of November 30, 2020. (See Note 2)

See notes to financial statements.

17

USAA Mutual Funds Trust USAA Cornerstone Moderately Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2020

  (Unaudited)

(i)  Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(j)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of November 30, 2020, illiquid securities were 0.2% of the Fund's net assets.

(k)  Amount represents less than 0.05% of net assets.

(l)  Rate disclosed is the daily yield on November 30, 2020.

bps — Basis points

Continuously callable — Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.

ETF — Exchange-Traded Fund

GO — General Obligation

LIBOR — London InterBank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of November 30, 2020, based on the last reset date of the security

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of November 30, 2020, based on the last reset date of the security

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

SOFR — Secured Overnight Financing Rate

USSW10 — USD 10 Year Swap Rate, rate disclosed as of November 30, 2020

Credit Enhancements — Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS  Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

See notes to financial statements.

18

USAA Mutual Funds Trust USAA Cornerstone Moderately Aggressive Fund	Schedule of Portfolio Investments — continued November 30, 2020

  (Unaudited)

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
S&P/Toronto Stock Exchange 60 Index Futures	111	12/17/20	$16,273,143	$17,491,583	$946,858
Swiss Market Index Futures	247	12/18/20	28,311,945	28,563,368	248,482
					$1,195,340

Futures Contracts Sold

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Euro Stoxx 50 Futures	484	12/18/20	$19,851,636	$20,233,293	$(269,914)
Russell 2000 E-Mini Index Futures	111	12/18/20	8,619,866	10,101,555	(1,481,688)
Tokyo Price Index Futures	169	12/10/20	26,099,050	28,423,022	(1,992,340)
					$(3,743,942)
Total unrealized appreciation					$1,195,340
Total unrealized depreciation					(3,743,942)
Total net unrealized appreciation (depreciation)					$(2,548,602)

See notes to financial statements.

19

USAA Mutual Funds Trust	Statement of Assets and Liabilities November 30, 2020

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Cornerstone Moderately Aggressive Fund
Assets:
Affiliated investments, at value(Cost $114,713)	$114,769
Unaffiliated investments, at value (Cost $2,494,499)	2,811,416	(a)
Cash and cash equivalents	31,116
Deposits with brokers for futures contracts	2,516
Receivables:
Interest and dividends	5,283
Capital shares issued	745
Variation margin on open futures contracts	784
Reclaims	10
From Adviser	46
Prepaid expenses	28
Total Assets	2,966,713
Liabilities:
Payables:
Collateral received on loaned securities	112,209
Collateral received from brokers for futures contract	3,771
Payable for foreign currency	78
Capital shares redeemed	2,020
Variation margin on open futures contracts	238
Accrued expenses and other payables:
Investment advisory fees	1,359
Administration fees	346
Custodian fees	14
Transfer agent fees	384
Compliance fees	2
Other accrued expenses	73
Total Liabilities	120,494
Net Assets:
Capital	2,450,879
Total accumulated earnings/(loss)	395,340
Net Assets	$2,846,219
Shares (unlimited number of shares authorized with no par value):	104,890
Net asset value, offering and redemption price per share: (b)	$27.14

(a)  Includes $107,461 of securities on loan.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

20

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended November 30, 2020

(Amounts in Thousands)  (Unaudited)

USAA Cornerstone Moderately Aggressive Fund
Investment Income:
Income distributions from affiliated funds	$301
Dividends	19,282
Interest	11,157
Securities lending (net of fees)	249
Foreign tax withholding	(4)
Total Income	30,985
Expenses:
Investment advisory fees	8,151
Administration fees	2,072
Sub-Administration fees	54
Custodian fees	78
Transfer agent fees	2,973
Trustees' fees	26
Compliance fees	9
Legal and audit fees	47
State registration and filing fees	21
Interfund lending fees	1
Other expenses	145
Total Expenses	13,577
Expenses waived/reimbursed by Adviser	(48)
Net Expenses	13,529
Net Investment Income (Loss)	17,456
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency translations	61,836
Net realized gains (losses) from futures contracts	610
Net change in unrealized appreciation/depreciation on affiliated funds	1,015
Net change in unrealized appreciation/depreciation on unaffiliated investments	249,268
Net change in unrealized appreciation/depreciation on futures contracts	(2,549)
Net realized/unrealized gains (losses) on investments	310,180
Change in net assets resulting from operations	$327,636

See notes to financial statements.

21

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Cornerstone Moderately Aggressive Fund
	Six Months Ended November 30, 2020 (unaudited)	Year Ended May 31, 2020
Operations:
Net investment income (loss)	$17,456	$54,303
Net realized gains (losses) from investments	62,446	(16,457)
Net change in unrealized appreciation/depreciation on investments	247,734	33,755
Change in net assets resulting from operations	327,636	71,601
Change in net assets resulting from distributions to shareholders	—	(59,152)
Change in net assets resulting from capital transactions	(143,771)	(127,133)
Change in net assets	183,865	(114,684)
Net Assets:
Beginning of period	2,662,354	2,777,038
End of period	$2,846,219	$2,662,354
Capital Transactions:
Proceeds from shares issued	$58,570	$170,755
Distributions reinvested	—	58,672
Cost of shares redeemed	(202,341)	(356,560)
Change in net assets resulting from capital transactions	$(143,771)	$(127,133)
Share Transactions:
Issued	2,280	6,942
Reinvested	—	2,273
Redeemed	(7,874)	(14,578)
Change in Shares	(5,594)	(5,363)

See notes to financial statements.

22

This page is intentionally left blank.

23

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA Cornerstone Moderately Aggressive Fund
Six Months Ended November 30, 2020 (unaudited)	$24.10	0.16	(d)	2.88	3.04	—	—
Year Ended May 31, 2020	$23.97	0.48	(d)	0.18	0.66	(0.39)	(0.14)
Year Ended May 31, 2019	$25.78	0.46		(0.79)	(0.33)	(0.39)	(1.09)
Year Ended May 31, 2018	$26.09	0.42		1.28	1.70	(0.44)	(1.57)
Year Ended May 31, 2017	$24.08	0.45		2.06	2.51	(0.50)	—
Year Ended May 31, 2016	$26.27	0.55		(2.06)	(1.51)	(0.56)	(0.12)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two year period beginning July 1, 2019 and in effect through September 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  The expense ratios exclude the impact of expenses paid by each underlying fund.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

See notes to financial statements.

24

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets				Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return*(a)	Net Expenses^(b)(c)		Net Investment Income (Loss)(b)	Gross Expenses(b)(c)	Net Assets, End of Period (000's)	Portfolio Turnover(a)
USAA Cornerstone Moderately Aggressive Fund
Six Months Ended November 30, 2020 (unaudited)	—	$27.14	12.61%	0.98%		1.26%	0.98%	$2,846,219	36%
Year Ended May 31, 2020	(0.53)	$24.10	2.59%	0.98%		1.94%	0.99%	$2,662,354	92%
Year Ended May 31, 2019	(1.48)	$23.97	(1.20)%	0.98	%(e)	1.91%	1.01%	$2,777,038	95	%(f)
Year Ended May 31, 2018	(2.01)	$25.78	6.52%	0.97%		1.64%	0.97%	$2,493,883	56%
Year Ended May 31, 2017	(0.50)	$26.09	10.59%	1.06%		1.78%	1.06%	$2,398,407	69%
Year Ended May 31, 2016	(0.68)	$24.08	(5.73)%	1.13%		2.18%	1.13%	$2,278,762	87%

(e)  Effective June 22, 2018 USAA Asset Management Company ("AMCO") (previous Investment Adviser) has voluntarily agreed to limit the annual expenses of the Fund to 0.98% of the Fund's average daily net assets.

(f)  For the year ended May 31, 2019, the portfolio turnover calculation excludes the value of securities purchased of $370,785 thousand and sold of $3,096 thousand after the Fund's acquisition of First Start Growth Fund. Reflects increased trading activity due to usage of quantitative investment strategies.

See notes to financial statements.

25

USAA Mutual Funds Trust	Notes to Financial Statements November 30, 2020

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Cornerstone Moderately Aggressive Fund (the "Fund"). The Fund is classified as diversified under the 1940 Act.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

26

USAA Mutual Funds Trust	Notes to Financial Statements November 30, 2020

  (Unaudited)

Investments in open-end investment companies are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of United States ("U.S.") issuers, along with corporate and municipal securities, including short-term investments maturing in 60 days or less, may be valued using evaluated bid or the last sales price to price securities by dealers or an independent pricing service approved by the Board. These valuations are typically categorized as Level 2 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund's NAV is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are considered as Level 2 in the fair value hierarchy.

A summary of the valuations as of November 30, 2020, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$53,337	$—	$53,337
Collateralized Mortgage Obligations	—	22,993	—	22,993
Common Stocks	585,973	—	—	585,973
Preferred Stocks	16,788	—	—	16,788
Corporate Bonds	—	284,578	—	284,578
Yankee Dollars	—	39,834	—	39,834
Municipal Bonds	—	29,434	—	29,434
U.S. Government Agency Mortgages	—	115,722	—	115,722
U.S. Treasury Obligations	—	190,846	—	190,846
Exchange-Traded Funds	1,359,702	—	—	1,359,702
Affiliated Exchange-Traded Funds	114,769	—	—	114,769
Collateral for Securities Loaned	112,209	—	—	112,209
Total	$2,189,441	$736,744	$—	$2,926,185
Other Financial Investments^:
Assets:
Futures Contracts	$1,195	$—	$—	$1,195
Liabilities:
Futures Contracts	(3,744)	—	—	(3,744)
Total	$(2,549)	$—	$—	$(2,549)

^  Futures Contracts are valued at the unrealized appreciation (depreciation) on the investment.

27

USAA Mutual Funds Trust	Notes to Financial Statements November 30, 2020

  (Unaudited)

For the six months ended November 30, 2020, there were no transfers in or out of the Level 3 fair value hierarchy.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payment of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

Mortgage- and Asset-Backed Securities:

The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market's perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as "Ginnie Mae"), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as "Fannie Mae" and "Freddie Mac", respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

28

USAA Mutual Funds Trust	Notes to Financial Statements November 30, 2020

  (Unaudited)

Derivative Instruments:

Futures Contracts:

The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and Liabilities under Collateral received from brokers for futures contract. During the period ended November 30, 2020, the Fund held futures contracts primarily for gaining exposure to a particular asset class or securities market.

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of November 30, 2020 (amounts in thousands):

	Assets	Liabilities
	Variation Margin Receivable on Open Futures Contracts*	Variation Margin Payable on Open Futures Contracts*
Equity Risk Exposure	$1,201	$3,750

*  Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day's variation margin for futures contracts are reported within the Statement of Assets and Liabilities.

The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the six months ended November 30, 2020 (amounts in thousands):

	Net Realized Gains (Losses) on on Derivatives Recognized as a Result of Operations	Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Futures Contracts	Net Change in Unrealized Appreciation/Depreciation on Futures Contracts
Equity Risk Exposure	$610	$(2,549)

29

USAA Mutual Funds Trust	Notes to Financial Statements November 30, 2020

  (Unaudited)

All open derivative positions at period end are reflected on the Fund's Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends, and gains as a result of certain investments in ADRs by the Fund has been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Fund, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100 thousand. Collateral may be cash, U.S. government securities, or other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. Cash collateral may be invested in high-quality short-term investments, primarily open-end investment companies. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Noncash collateral received by the Fund may not be sold or re-pledged, except to satisfy borrower default. Cash collateral is listed on the Fund's Schedule of Portfolio Investments and Financial Statements while non-cash collateral is not included.

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of November 30, 2020.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$107,461	$—	$112,209

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on

30

USAA Mutual Funds Trust	Notes to Financial Statements November 30, 2020

  (Unaudited)

investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, including foreign currency arising from in-kind redemptions, are disclosed as net realized gains or losses from investment transactions and foreign currency translations on the Statement of Operations.

Foreign Taxes:

The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of May 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended November 30, 2020, the Fund engaged in the following securities transactions with affiliated funds, which resulted in the following net realized gains (losses) (amounts in thousands):

Purchases	Sales	Net Realized Gains (Losses)
$—	$2,027	$23

31

USAA Mutual Funds Trust	Notes to Financial Statements November 30, 2020

  (Unaudited)

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended November 30, 2020, were as follows for the Fund (amounts in thousands):

	Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
USAA Cornerstone Mod Aggressive Fund	$969,797	$1,021,391	$—	$73,505

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.59% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended November 30, 2020, are reflected on the Statement of Operations as Investment Advisory fees.

In addition, the Fund invests in affiliated VCM exchange-traded fund(s) ("affiliated ETFs"). The Fund's Adviser fee is reimbursed by VCM to the extent of the indirect Adviser fee incurred through the Fund's proportional investment in the affiliated ETF(s). As of November 30, 2020, the Fund's Adviser fee was reimbursed by VCM in an amount of $48 thousand, of which $46 thousand is receivable from VCM. These reimbursements are not available for recoupment and are reflected on the Statement of Operations as Expenses waived/reimbursed by Adviser.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended November 30, 2020, the Fund had no subadvisors.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Administration, Servicing and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.15% of average daily net assets of the Fund. Amounts incurred for the six months ended November 30, 2020, are reflected on the Statement of Operations as Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six-months ended November 30, 2020, are reflected on the Statement of Operations as Compliance fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses

32

USAA Mutual Funds Trust	Notes to Financial Statements November 30, 2020

  (Unaudited)

specifically allocated to the Funds. Amounts incurred for the six months ended November 30, 2020, are reflected on the Statement of Operations as Sub-Administration fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA") provides transfer agency services to the Fund. VCTA, an affiliate of the Adviser, provides transfer agent services based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Amounts incurred and paid to VCTA for the six months ended November 30, 2020, are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust. Effective June 30, 2020, the Distributor's name was changed from Victory Capital Advisers, Inc.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended November 30, 2020, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least September 30, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of November 30, 2020, the expense limit (excluding voluntary waivers) is 0.98% for Fund Shares.

Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. As of November 30, 2020, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at November 30, 2020.

Expires 05/31/2023	Total
$127	$127

The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended November 30, 2020.

Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, Administrator, Sub-Administrator, Sub-Fund Accountant, and Legal.

33

USAA Mutual Funds Trust	Notes to Financial Statements November 30, 2020

  (Unaudited)

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Geopolitical/Natural Disaster Risk — Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. Likewise, systemic market dislocations of the kind that occurred during the financial crisis that began in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund's investments. Some countries, including the United States, are adopting more protectionist trade policies and moving away from the tighter financial industry regulations that followed the 2008 financial crisis, which may also affect the value of a Fund's investments.

Political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of a Fund's investments, increase uncertainty in or impair the operation of the U.S. or other securities markets and degrade investor and consumer confidence, perhaps suddenly and to a significant degree.

An outbreak of disease called COVID-19 has spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and consumer activity, significant challenges in healthcare service preparation and delivery, quarantines and general concern and uncertainty. These negative impacts have caused significant volatility and declines in global financial markets, which have caused losses for Fund investors during and subsequent to period end. The impact of the COVID-19 pandemic last for an extended period of time, and could result in a substantial economic downturn or recession. Public health crises may exacerbate other pre-existing political, social, economic, market and financial risks. The extent of the impact to the financial performance of the Funds' investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Tactical Allocation Risk — The Fund has a targeted risk tolerance and a corresponding asset allocation target; however, mere asset allocation and volatility are not the sole determination of risk. The Fund's managers will tactically allocate away from the target allocation as market conditions and the perceived risks warrant. The Fund bears the risk that the managers' tactical allocation will not be successful.

Affiliated Funds Risk — The risks of the Fund directly correspond to the risks of the underlying affiliated funds in which the Fund invests. By investing in the underlying affiliated funds, the Fund has exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Fund varies according to the Fund's asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the risk associated with equity securities. The Fund also is subject to asset allocation risk (i.e., the risk that allocations will not produce the intended results) and to management risk (i.e., the risk that the selection of underlying affiliated funds will not produce the intended results).

Conflict of Interest Risk — In managing a Fund that invests in underlying affiliated funds, the Adviser may have conflicts of interest in allocating the Fund's assets among the various underlying affiliated funds. This is because the fees payable by some of the underlying affiliated funds to the Adviser and/or its affiliates are higher than the fees payable by other underlying affiliated funds, and because the Adviser also manages and administers the underlying affiliated funds.

34

USAA Mutual Funds Trust	Notes to Financial Statements November 30, 2020

  (Unaudited)

LIBOR Discontinuation Risk — Many debt securities, derivatives and other financial instruments, including some of the Fund's investments, use the London Interbank Offered Rate ("LIBOR") as the reference or benchmark rate for variable interest rate calculations. However, the use of LIBOR started to come under pressure following manipulation allegations in 2012. Despite increased regulation and other corrective actions since that time, concerns have arisen regarding its viability as a benchmark, due largely to reduced activity in the financial markets that it measures. In June 2017, the Alternative Reference Rates Committee, a group of large U.S. banks working with the Federal Reserve, announced its selection of a new Secured Overnight Funding Rate ("SOFR"), which is intended to be a broad measure of secured overnight U.S. Treasury repo rates, as an appropriate replacement for LIBOR. The Federal Reserve Bank of New York began publishing the SOFR in 2018, expecting that it could be used on a voluntary basis in new instruments and transactions. Bank working groups and regulators in other countries have suggested other alternatives for their markets, including the Sterling Overnight Interbank Average Rate ("SONIA") in England. In July 2017, the Financial Conduct Authority (the "FCA"), the United Kingdom financial regulatory body, announced that after 2021 it will cease its active encouragement of UK banks to provide the quotations needed to sustain LIBOR. That announcement suggests that LIBOR may cease to be published after that time. For U.S. dollar LIBOR, however, the relevant date may be deferred to June 30, 2023 for the most common tenors (overnight and one, three, six and 12 months). As to those tenors, the LIBOR administrator has published a consultation regarding its intention to cease publication of U.S. dollar LIBOR as of June 30, 2023 (instead of December 31, 2021, as previously expected), apparently based on continued rate submissions from banks. It is expected that there will be enough for market participants to transition to the use of a different benchmark for both new and existing securities and transactions. Various financial industry groups have begun planning for that transition, but there are obstacles to converting certain longer-term securities and transactions to a new benchmark. Transition planning is at an early stage, and neither the effect of the transition process nor its ultimate success can yet be known. Although the foregoing may provide some sense of timing, there is no assurance that LIBOR, or any particular currency and tenor, will continue to be published until any particular date, and it appears highly likely that LIBOR will be discontinued or modified after December 31, 2021 or June 30, 2023, depending on the currency and tenor. The transition process might lead to increased volatility and illiquidity in markets that currently rely on the LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based instruments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur before the end of 2021.

Small-Capitalization and Mid-Capitalization Stock Risk — The Fund invests in small- and mid-capitalization companies, which may be more vulnerable than larger companies to adverse business or economic conditions. Securities of small- and mid-capitalization companies may be less liquid and more volatile than securities of larger companies or the market in general and, therefore, may involve greater risk than investing in securities of larger companies.

6. Borrowing and Interfund Lending:

Line of Credit:

For the six months ended November 30, 2020, the Victory Funds Complex participated in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2020 with a termination date of June 28, 2021. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. For the six months ended November 30, 2020, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro- rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Effective June 29, 2020, under an amended Line of Credit

35

USAA Mutual Funds Trust	Notes to Financial Statements November 30, 2020

  (Unaudited)

agreement, Citibank will also receive an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex will pay a pro-rata portion of the upfront fee. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended November 30, 2020.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Fund, that is permitted to participate in the Facility, in the Victory Funds Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period is reflected on the Statement of Operations under Income on Interfund lending.

The average borrowing or lending for the days outstanding and average interest rate for the Fund during the six months ended November 30, 2020 were as follows (amounts in thousands):

Borrower or Lender	Amount Outstanding at November 30, 2020	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
Borrower	$—	$14,193	4	0.61%	$14,193

*  For the six months ended November 30, 2020, based on the number of days borrowings were outstanding.

7. Federal Income Tax Information:

The Fund intends to declare and distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending May 31, 2021.

At May 31, 2020, the Funds had net capital loss carryforwards as shown in the table below (amounts in thousands).

Short-Term Amount	Long-Term Amount	Total
$13,350	$—	$13,350

36

USAA Mutual Funds Trust	Notes to Financial Statements November 30, 2020

  (Unaudited)

8. Affiliated Securities:

An affiliated security is a security in which the Fund has ownership of at least 5% of the security's outstanding voting shares or an investment company managed by VCM. The Fund does not invest in affiliated underlying funds for the purpose of exercising management or control. These underlying funds' are noted as affiliated on the Fund's Schedule of Portfolio Investments. The affiliated underlying funds' annual or semiannual reports may be viewed at vcm.com. Transactions in affiliated securities during the six months ended November, 2020, were as follows (amount in thousands):

	Fair Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 11/30/2020	Dividend Income
VictoryShares USAA Core Intermediate-Term Bond ETF	$—	$81,018	$—	$—	$—	$516	$81,534	$186
VictoryShares USAA Core Short-Term Bond ETF	—	30,231	—	—	—	81	30,312	61
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	2,505	—	—	—	—	418	2,923	54
	$2,505	$111,249	$—	$—	$—	$1,015	$114,769	$301

37

USAA Mutual Funds Trust	Supplemental Information November 30, 2020

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2020 through November 30, 2020.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

Beginning Account Value 6/1/20	Actual Ending Account Value 11/30/20	Hypothetical Ending Account Value 11/30/20	Actual Expenses Paid During Period 6/1/20- 11/30/20*	Hypothetical Expenses Paid During Period 6/1/20- 11/30/20*	Annualized Expense Ratio During Period 6/1/20- 11/30/20
$1,000.00	$1,126.10	$1,020.16	$5.22	$4.96	0.98%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

38

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

27800-0121

NOVEMBER 30, 2020

Semi Annual Report

USAA Cornerstone Moderately Conservative Fund

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports may no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396 or by submitting your request via email to TA.Processing@FISGlobal.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396 or submitting your request via email to TA.Processing@FISGlobal.com.

Your election to receive reports in paper will apply to all funds held with the USAA Mutual Funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member of FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logo are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	19
Statement of Operations	20
Statements of Changes in Net Assets	21
Financial Highlights	22
Notes to Financial Statements	24
Supplemental Information	35
Proxy Voting and Portfolio Holdings Information	35
Expense Example	35
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

1

USAA Mutual Funds Trust USAA Cornerstone Moderately Conservative Fund	November 30, 2020

  (Unaudited)

Investment Objective & Portfolio Holdings:

The Fund's investment objective is to seek current income with a secondary focus on capital appreciation.

Asset Allocation*:

November 30, 2020

(% of Net Assets)

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

2

USAA Mutual Funds Trust USAA Cornerstone Moderately Conservative Fund	Schedule of Portfolio Investments November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (3.5%)
American Express Credit Account Master Trust, Series 2019-2, Class B, 2.86%, 11/15/24	$358	$370
Americredit Automobile Receivables Trust, Series 2018-2, Class A3, 3.15%, 3/20/23, Callable 10/18/22 @ 100	75	76
Americredit Automobile Receivables Trust, Series 2018-1, Class C, 3.50%, 1/18/24, Callable 7/18/22 @ 100	480	497
ARI Fleet Lease Trust, Series 2020-A, Class A3, 1.80%, 8/15/28, Callable 3/15/23 @ 100 (a)	96	98
BCC Funding Corp. XVI LLC, Series 2019-1A, Class A2, 2.46%, 8/20/24, Callable 4/20/23 @ 100 (a)	1,192	1,207
Canadian Pacer Auto Receivables Trust, Series 2018-1A, Class C, 3.82%, 4/19/24, Callable 5/19/21 @ 100 (a)	263	267
CarMax Auto Owner Trust, Series 2020-1, Class B, 2.21%, 9/15/25, Callable 8/15/23 @ 100	137	142
Credit Acceptance Auto Loan Trust, Series 2018-3A, Class A, 3.55%, 8/15/27, Callable 10/15/21 @ 100 (a)	219	222
Dell Equipment Finance Trust, Series 2020-1, Class A3, 2.24%, 2/22/23, Callable 8/22/22 @ 100 (a)	71	73
Drive Auto Receivables Trust, Series 2019-1, Class C, 3.78%, 4/15/25, Callable 9/15/22 @ 100	158	161
Drive Auto Receivables Trust, Series 2018-4, Class D, 4.09%, 1/15/26, Callable 7/15/22 @ 100	139	144
Enterprise Fleet Financing LLC, Series 2020-1, Class A3, 1.86%, 12/22/25 (a)	88	91
Evergreen Credit Card Trust, Series 2019-2, Class A, 1.90%, 9/15/24 (a)	275	283
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30%, 3/15/24, Callable 12/15/22 @ 100 (a)	215	220
Exeter Automobile Receivables Trust, Series 2017-3A, Class D, 5.28%, 10/15/24, Callable 4/15/22 @ 100 (a)	110	115
Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.26%, 4/15/24, Callable 5/15/23 @ 100 (a)	110	111
Ford Credit Auto Owner Trust, Series 2019-A, Class A3, 2.78%, 9/15/23, Callable 12/15/22 @ 100	78	80
Ford Credit Auto Owner Trust, Series 2020-1, Class B, 2.29%, 8/15/31, Callable 2/15/25 @ 100 (a)	143	148
Great American Auto Leasing, Inc., Series 2019-1, Class A3, 3.05%, 9/15/22, Callable 12/15/22 @ 100 (a)	98	100
Hertz Vehicle Financing II LP, Series 2019-3A, Class A, 2.67%, 12/26/25 (a)	46	46
HPEFS Equipment Trust, Series 2019-1A, Class C, 2.49%, 9/20/29, Callable 5/20/22 @ 100 (a)	97	99
HPEFS Equipment Trust, Series 2020-1A, Class B, 1.89%, 2/20/30, Callable 12/20/22 @ 100 (a)	55	56
MMAF Equipment Finance LLC, Series 2017-B, Class A4, 2.41%, 11/15/24, Callable 6/15/22 @ 100 (a)	215	219
Navient Student Loan Trust, Series 2015-2, Class B, 1.65% (LIBOR01M+150bps), 8/25/50, Callable 1/25/29 @ 100 (b)	200	190
NP SPE II LLC, Series 2017-1A, Class A1, 3.37%, 10/21/47, Callable 10/20/27 @ 100 (a)	73	75
OSCAR US Funding Trust IX LLC, Series 2018-2A, Class A4, 3.63%, 9/10/25 (a)	560	584

See notes to financial statements.

3

USAA Mutual Funds Trust USAA Cornerstone Moderately Conservative Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
SCF Equipment Leasing LLC, Series 2017-2A, Class A, 3.41%, 12/20/23, Callable 12/20/20 @ 100 (a)	$45	$45
SCF Equipment Leasing LLC, Series 2020-1A, Class B, 2.02%, 3/20/28, Callable 7/20/25 @ 100 (a)	107	108
Synchrony Credit Card Master Note Trust, Series 2016-2, Class C, 2.95%, 5/15/24	320	322
Synchrony Credit Card Master Note Trust, Series 2018-2, Class A, 3.47%, 5/15/26	381	407
Transportation Finance Equipment Trust, Series 2019-1, Class A4, 1.88%, 3/25/24, Callable 6/23/23 @ 100 (a)	215	221
Trinity Rail Leasing LLC, Series 2019-2A, Class A1, 2.39%, 10/18/49, Callable 12/17/20 @ 100 (a)	428	428
Westlake Automobile Receivables Trust, Series 2018-2A, Class D, 4.00%, 1/16/24, Callable 1/15/22 @ 100 (a)	350	358
Westlake Automobile Receivables Trust, Series 2020-1A, Class B, 1.94%, 4/15/25, Callable 7/15/23 @ 100 (a)	358	363
Total Asset-Backed Securities (Cost $7,776)		7,926
Collateralized Mortgage Obligations (1.4%)
Banc of America Commercial Mortgage Trust, Series 2006-3, Class AM, 5.86%, 7/10/44 (c)	155	31
Banc of America Commercial Mortgage Trust, Series 2008-1, Class AJ, 6.79%, 2/10/51 (c)	26	27
BANK, Series 2019-BNK20, Class A3, 3.01%, 9/15/61	250	279
Barclays Commercial Mortgage Trust, Series 2019-C5, Class ASB, 2.99%, 11/15/52	167	184
Benchmark Mortgage Trust, Series 2019-B14, Class A5, 3.05%, 12/15/61	286	322
Benchmark Mortgage Trust, Series 2020-B17, Class ASB, 2.18%, 3/15/53, Callable 11/15/29 @ 100	143	151
BTH Mortgage-Backed Securities Trust, Series 2018-21, Class A, 2.65% (LIBOR01M+250bps), 10/7/21 (a) (b)	320	318
BX Trust, Series 2019-OC11, Class A, 3.20%, 12/9/41 (a)	132	141
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class AAB, 2.61%, 1/15/53	143	155
Citigroup Commercial Mortgage Trust, Series 2020-555, Class A, 2.65%, 12/10/41 (a)	215	225
COMM Mortgage Trust, Series 2019-GC44, Class ASB, 2.87%, 8/15/57	215	236
COMM Mortgage Trust, Series 2014-277P, Class A, 3.73%, 8/10/49, Callable 8/10/24 @ 100 (a) (c)	140	150
Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class AMFL, 0.33% (LIBOR01M+19bps), 2/15/40 (b)	3	3
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class XA, 2.06%, 1/15/49, Callable 11/15/25 @ 100 (c) (d)	2,274	172
DBJPM Mortgage Trust, Series 2016-SFC, Class A, 2.83%, 8/10/36 (a)	500	490
GE Commercial Mortgage Corp., Series 2007-C1, Class AM, 5.61%, 12/10/49 (c)	54	25
GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.91%, 2/13/53	91	101
GS Mortgage Securities Trust, Series 2020-GC45, Class AAB, 2.84%, 2/13/53	77	85

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Cornerstone Moderately Conservative Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Manhattan West, Series 2020-1MW, Class A, 2.13%, 9/10/40 (a)	$87	$90
UBS Commercial Mortgage Trust, Series 2012-C1, Class XA, 2.25%, 5/10/45, Callable 4/10/22 @ 100 (a) (c) (d)	2,421	42
Total Collateralized Mortgage Obligations (Cost $3,284)		3,227
Common Stocks (14.2%)
Communication Services (1.1%):
Activision Blizzard, Inc.	2,079	165
Alphabet, Inc. Class C (e)	271	477
AT&T, Inc.	7,304	210
Charter Communications, Inc. Class A (e)	262	171
Comcast Corp. Class A	4,397	221
Facebook, Inc. Class A (e)	1,272	352
Match Group, Inc. (e)	1,160	162
Sirius XM Holdings, Inc. (f)	22,534	146
T-Mobile U.S., Inc. (e)	1,238	165
Verizon Communications, Inc.	3,714	224
Zillow Group, Inc. Class C (e)	1,361	147
		2,440
Consumer Discretionary (1.4%):
Amazon.com, Inc. (e)	179	567
AutoZone, Inc. (e)	131	149
Booking Holdings, Inc. (e)	82	166
Dollar General Corp.	741	162
Domino's Pizza, Inc.	378	148
eBay, Inc.	3,215	162
Ford Motor Co.	17,353	158
General Motors Co.	3,753	165
Lennar Corp. Class A	1,984	151
Lowe's Cos., Inc.	1,204	188
O'Reilly Automotive, Inc. (e)	332	147
Peloton Interactive, Inc. Class A (e)	1,353	157
Tesla, Inc. (e)	523	297
The Home Depot, Inc.	1,714	475
		3,092
Consumer Staples (0.8%):
Altria Group, Inc.	4,088	163
Colgate-Palmolive Co.	1,931	165
Kimberly-Clark Corp.	1,099	153
Monster Beverage Corp. (e)	1,762	150
Philip Morris International, Inc.	4,634	351
The Clorox Co.	1,435	291
The Kroger Co.	4,576	151
The Procter & Gamble Co.	1,772	246
Walgreens Boots Alliance, Inc.	3,975	151
		1,821

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Cornerstone Moderately Conservative Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Energy (0.4%):
Cabot Oil & Gas Corp.	8,252	$145
Chevron Corp.	2,329	203
ConocoPhillips	7,901	312
Halliburton Co.	9,036	150
Phillips 66	2,508	152
		962
Financials (1.7%):
AGNC Investment Corp.	537	8
Annaly Capital Management, Inc.	1,424	11
Aon PLC Class A	762	156
Berkshire Hathaway, Inc. Class B (e)	1,068	244
Brown & Brown, Inc.	3,019	136
Capital One Financial Corp.	1,794	154
First Republic Bank	1,089	141
KeyCorp	9,249	143
MarketAxess Holdings, Inc.	281	152
Marsh & McLennan Cos., Inc.	1,385	159
MetLife, Inc.	3,405	157
Moody's Corp.	557	157
Morgan Stanley	2,876	178
MSCI, Inc.	744	305
Prudential Financial, Inc.	1,997	151
S&P Global, Inc.	976	343
State Street Corp.	2,186	154
SVB Financial Group (e)	821	283
T. Rowe Price Group, Inc.	1,067	153
The Allstate Corp.	1,483	152
The Goldman Sachs Group, Inc.	746	172
The Progressive Corp.	3,326	290
Wells Fargo & Co.	6,797	186
		3,985
Health Care (2.3%):
AbbVie, Inc.	2,033	213
Amgen, Inc.	1,628	361
Anthem, Inc.	535	167
Biogen, Inc. (e)	1,290	310
Bio-Rad Laboratories, Inc. Class A (e)	249	134
Bristol-Myers Squibb Co.	3,035	189
Cerner Corp.	2,012	151
Cigna Corp.	806	169
CVS Health Corp.	2,590	176
Danaher Corp.	807	181
DexCom, Inc. (e)	447	143
Eli Lilly & Co.	1,263	184
Gilead Sciences, Inc. (g)	2,732	166
HCA Healthcare, Inc.	1,036	156
IDEXX Laboratories, Inc. (e)	340	157
Johnson & Johnson (g)	3,594	520

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Cornerstone Moderately Conservative Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Merck & Co., Inc.	2,541	$204
Mettler-Toledo International, Inc. (e)	130	149
Pfizer, Inc.	5,750	220
ResMed, Inc.	701	147
Thermo Fisher Scientific, Inc.	423	197
UnitedHealth Group, Inc.	1,439	484
Veeva Systems, Inc. Class A (e)	554	153
Waters Corp. (e)	643	149
West Pharmaceutical Services, Inc.	514	141
		5,221
Industrials (1.3%):
3M Co.	2,001	346
Carrier Global Corp.	3,760	143
CSX Corp.	1,822	164
Cummins, Inc.	665	154
Eaton Corp. PLC	1,363	165
Equifax, Inc.	819	137
FedEx Corp.	556	159
Fortune Brands Home & Security, Inc.	1,686	141
General Dynamics Corp.	1,021	152
Illinois Tool Works, Inc.	768	162
Lockheed Martin Corp.	450	164
Northrop Grumman Corp.	510	154
Old Dominion Freight Line, Inc.	703	143
Otis Worldwide Corp.	2,236	150
Rockwell Automation, Inc.	607	155
Rollins, Inc.	2,436	139
Verisk Analytics, Inc.	724	144
W.W. Grainger, Inc.	350	146
		2,918
Information Technology (3.7%):
Accenture PLC Class A	784	195
Adobe, Inc. (e)	913	437
Apple, Inc.	20,064	2,389
Applied Materials, Inc.	2,182	180
Broadcom, Inc.	500	201
Cadence Design Systems, Inc. (e)	1,327	154
CDW Corp.	1,079	141
Cisco Systems, Inc.	4,828	208
Cognizant Technology Solutions Corp. Class A	2,106	165
Coupa Software, Inc. (e)	481	158
DocuSign, Inc. (e)	703	160
HP, Inc.	14,647	321
Intel Corp.	4,597	222
International Business Machines Corp.	1,494	185
Intuit, Inc.	476	168
Lam Research Corp.	744	337
Mastercard, Inc. Class A	709	239
Micron Technology, Inc. (e)	2,721	174

See notes to financial statements.

7

USAA Mutual Funds Trust USAA Cornerstone Moderately Conservative Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Microsoft Corp. (g)	2,949	$631
NVIDIA Corp.	910	488
Oracle Corp.	3,220	186
Square, Inc. Class A (e)	854	180
Texas Instruments, Inc.	1,199	193
The Trade Desk, Inc. Class A (e)	188	169
VeriSign, Inc. (e)	754	151
VMware, Inc. Class A (e) (f)	1,009	141
Zoom Video Communications, Inc. Class A (e)	379	181
		8,354
Materials (0.6%):
Air Products & Chemicals, Inc.	587	164
Ball Corp.	1,512	145
Hycroft Mining Holding Corp. (e)	62,784	490
LyondellBasell Industries NV Class A	3,596	306
Newmont Corp.	2,484	146
The Sherwin-Williams Co.	223	167
		1,418
Real Estate (0.4%):
Alexandria Real Estate Equities, Inc.	124	20
American Tower Corp.	435	101
AvalonBay Communities, Inc.	143	24
Boston Properties, Inc.	149	15
Camden Property Trust	99	10
CBRE Group, Inc. Class A (e)	336	21
Crown Castle International Corp.	423	71
Digital Realty Trust, Inc.	270	36
Duke Realty Corp.	373	14
Equinix, Inc.	86	60
Equity LifeStyle Properties, Inc.	175	10
Equity Residential	379	22
Essex Property Trust, Inc.	68	17
Extra Space Storage, Inc.	133	15
Federal Realty Investment Trust	74	6
Healthpeak Properties, Inc.	517	15
Host Hotels & Resorts, Inc.	703	10
Invitation Homes, Inc.	551	16
Iron Mountain, Inc.	286	8
Jones Lang LaSalle, Inc. (e)	52	7
Medical Properties Trust, Inc.	537	10
Mid-America Apartment Communities, Inc.	117	15
National Retail Properties, Inc.	179	7
Omega Healthcare Investors, Inc.	234	8
Prologis, Inc.	750	75
Public Storage	160	36
Realty Income Corp.	341	20
Regency Centers Corp.	174	8
SBA Communications Corp.	115	33
Simon Property Group, Inc.	312	26

See notes to financial statements.

8

USAA Mutual Funds Trust USAA Cornerstone Moderately Conservative Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Sun Communities, Inc.	95	$13
UDR, Inc.	302	12
Ventas, Inc.	375	18
VEREIT, Inc.	1,102	8
VICI Properties, Inc.	464	12
Vornado Realty Trust	164	6
Welltower, Inc.	417	26
Weyerhaeuser Co.	741	21
WP Carey, Inc.	177	12
		864
Utilities (0.5%):
Duke Energy Corp. (g)	1,814	168
Eversource Energy (g)	1,644	144
Exelon Corp.	3,696	152
NextEra Energy, Inc. (g)	2,420	178
NRG Energy, Inc.	4,525	148
The AES Corp.	6,795	139
WEC Energy Group, Inc. (g)	1,524	145
		1,074
Total Common Stocks (Cost $26,644)		32,149
Preferred Stocks (1.1%)
Communication Services (0.2%):
Qwest Corp., 6.50%, 9/1/56	20,000	510
Consumer Staples (0.6%):
CHS, Inc., cumulative redeemable, Series 1, 7.88% (h)	32,000	918
Dairy Farmers of America, Inc., cumulative redeemable, 7.88% (a) (h)	5,000	468
		1,386
Financials (0.3%):
Delphi Financial Group, Inc., 3.41% (LIBOR03M+319bps), 5/15/37 (b) (i)	27,414	542
Total Preferred Stocks (Cost $2,517)		2,438
Corporate Bonds (14.1%)
Communication Services (0.6%):
AT&T, Inc., 2.30%, 6/1/27, Callable 4/1/27 @ 100	$211	224
Fox Corp., 3.05%, 4/7/25, Callable 3/7/25 @ 100	102	111
The Walt Disney Co., 2.20%, 1/13/28	94	100
T-Mobile USA, Inc., 3.88%, 4/15/30, Callable 1/15/30 @ 100 (a) (g)	257	295
Verizon Communications, Inc., 4.50%, 8/10/33	430	547
		1,277
Consumer Discretionary (0.3%):
AutoNation, Inc., 4.75%, 6/1/30, Callable 3/1/30 @ 100	85	102
General Motors Co., 6.80%, 10/1/27, Callable 8/1/27 @ 100 (g)	88	113
Hasbro, Inc., 3.55%, 11/19/26, Callable 9/19/26 @ 100	172	190
Nordstrom, Inc., 4.38%, 4/1/30, Callable 1/1/30 @ 100 (f)	143	138
VF Corp., 2.95%, 4/23/30, Callable 1/23/30 @ 100	106	117
		660

See notes to financial statements.

9

USAA Mutual Funds Trust USAA Cornerstone Moderately Conservative Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Consumer Staples (1.2%):
Altria Group, Inc., 3.40%, 5/6/30, Callable 2/6/30 @ 100	$101	$112
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36, Callable 8/1/35 @ 100	358	456
BAT Capital Corp., 2.79%, 9/6/24, Callable 8/6/24 @ 100	300	321
Kraft Heinz Foods Co., 3.75%, 4/1/30, Callable 1/1/30 @ 100 (a)	161	174
McCormick & Co., Inc., 2.50%, 4/15/30, Callable 1/15/30 @ 100	62	66
PepsiCo, Inc., 2.25%, 3/19/25, Callable 2/19/25 @ 100	332	355
Sysco Corp., 5.95%, 4/1/30, Callable 1/1/30 @ 100	83	110
The Coca-Cola Co., 3.45%, 3/25/30	500	589
The Procter & Gamble Co., 3.00%, 3/25/30	142	165
Unilever Capital Corp., 2.60%, 5/5/24, Callable 3/5/24 @ 100	350	373
		2,721
Energy (2.2%):
Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100 (a)	273	308
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29, Callable 5/18/29 @ 100	358	392
Enable Midstream Partners LP, 4.15%, 9/15/29, Callable 6/15/29 @ 100	350	325
Enbridge Energy Partners LP, 7.38%, 10/15/45, Callable 4/15/45 @ 100 (g)	650	975
Enterprise Products Operating LLC, 2.80%, 1/31/30, Callable 10/31/29 @ 100	215	233
EOG Resources, Inc., 4.38%, 4/15/30, Callable 1/15/30 @ 100	65	79
EQM Midstream Partners LP, 4.75%, 7/15/23, Callable 6/15/23 @ 100 (g)	700	714
EQT Corp., 8.75%, 2/1/30, Callable 11/1/29 @ 100	145	183
Exxon Mobil Corp., 2.99%, 3/19/25, Callable 2/19/25 @ 100 (g)	357	390
Florida Gas Transmission Co. LLC, 2.55%, 7/1/30, Callable 4/1/30 @ 100 (a)	89	94
Marathon Petroleum Corp., 4.70%, 5/1/25, Callable 4/1/25 @ 100	99	112
Midwest Connector Capital Co. LLC, 4.63%, 4/1/29, Callable 1/1/29 @ 100 (a)	209	212
National Oilwell Varco, Inc., 3.60%, 12/1/29, Callable 9/1/29 @ 100	286	290
Occidental Petroleum Corp., 4.40%, 8/15/49, Callable 2/15/49 @ 100	143	117
ONEOK, Inc., 6.35%, 1/15/31, Callable 10/15/30 @ 100	89	110
Rockies Express Pipeline LLC, 4.80%, 5/15/30, Callable 2/15/30 @ 100 (a)	143	140
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 3/1/30	143	155
Western Midstream Operating LP, 3.10%, 2/1/25, Callable 1/1/25 @ 100	151	151
		4,980
Financials (4.2%):
AmTrust Financial Services, Inc., 6.13%, 8/15/23	332	321
Ares Capital Corp., 3.63%, 1/19/22, Callable 12/19/21 @ 100 (g)	350	359
BancorpSouth Bank, 4.13% (LIBOR03M+247bps), 11/20/29, Callable 11/20/24 @ 100 (b)	184	187
BBVA USA, 3.88%, 4/10/25, Callable 3/10/25 @ 100	100	111
Belrose Funding Trust, 2.33%, 8/15/30, Callable 5/15/30 @ 100 (a)	209	213
Citizens Financial Group, Inc., 2.50%, 2/6/30, Callable 11/6/29 @ 100	215	228
Cullen/Frost Capital Trust II, 1.80% (LIBOR03M+155bps), 3/1/34, Callable 1/8/21 @ 100 (b)	1,000	769
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100	106	123
First Maryland Capital I, 1.24% (LIBOR03M+100bps), 1/15/27, Callable 1/8/21 @ 100 (b)	100	93
Ford Motor Credit Co. LLC, 4.06%, 11/1/24, Callable 10/1/24 @ 100	500	520
Glencore Funding LLC, 2.50%, 9/1/30, Callable 6/1/30 @ 100 (a)	244	243
See notes to financial statements.

10

USAA Mutual Funds Trust USAA Cornerstone Moderately Conservative Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Global Atlantic Financial Co., 4.40%, 10/15/29, Callable 7/15/29 @ 100 (a)	$184	$198
HSB Group, Inc., 1.15% (LIBOR03M+91bps), 7/15/27, Callable 1/8/21 @ 100 (b)	550	484
Hyundai Capital America, 3.75%, 7/8/21 (a) (g)	700	712
JPMorgan Chase & Co., 2.52% (SOFR+204bps), 4/22/31, Callable 4/22/30 @ 100 (b)	124	133
KeyCorp, 2.25%, 4/6/27, MTN	215	229
Level 3 Financing, Inc., 3.88%, 11/15/29, Callable 8/15/29 @ 100 (a)	287	317
Loews Corp., 3.20%, 5/15/30, Callable 2/15/30 @ 100	140	159
Nationwide Mutual Insurance Co., 2.54% (LIBOR03M+229bps), 12/15/24, Callable 1/8/21 @ 100 (a) (b)	1,100	1,097
New York Community Bancorp, Inc., 5.90% (LIBOR03M+278bps), 11/6/28, Callable 11/6/23 @ 100 (b)	52	53
PPL Capital Funding, Inc., 4.13%, 4/15/30, Callable 1/15/30 @ 100	141	167
Prudential Financial, Inc., 5.62% (LIBOR03M+392bps), 6/15/43, Callable 6/15/23 @ 100 (b)	600	646
Regions Financial Corp., 2.25%, 5/18/25, Callable 4/18/25 @ 100	158	167
Santander Holdings USA, Inc., 3.45%, 6/2/25, Callable 5/2/25 @ 100	88	95
Signature Bank, 4.13% (LIBOR03M+256bps), 11/1/29, Callable 11/1/24 @ 100 (b)	250	253
Texas Capital Bank NA, 5.25%, 1/31/26	143	151
The Allstate Corp., 5.75% (LIBOR03M+294bps), 8/15/53, Callable 8/15/23 @ 100 (b)	140	150
The Progressive Corp., 3.20%, 3/26/30, Callable 12/26/29 @ 100	43	50
Truist Bank, 0.89% (LIBOR03M+67bps), 5/15/27, Callable 1/8/21 @ 100 (b)	1,000	944
Wells Fargo & Co., 2.19% (SOFR+200bps), 4/30/26, Callable 4/30/25 @ 100 (b)	159	167
Zions Bancorp NA, 3.25%, 10/29/29, Callable 7/29/29 @ 100	286	294
		9,633
Health Care (0.9%):
AbbVie, Inc., 3.20%, 11/21/29, Callable 8/21/29 @ 100 (a) (g)	287	325
CVS Health Corp., 3.25%, 8/15/29, Callable 5/15/29 @ 100 (g)	534	596
Dentsply Sirona, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100	158	174
Duke University Health System, Inc., 2.60%, 6/1/30	105	111
HCA, Inc., 5.13%, 6/15/39, Callable 12/15/38 @ 100	358	460
Laboratory Corp. of America Holdings, 2.95%, 12/1/29, Callable 9/1/29 @ 100	215	237
Thermo Fisher Scientific, Inc., 4.13%, 3/25/25, Callable 2/25/25 @ 100	142	161
Upjohn, Inc., 2.30%, 6/22/27, Callable 4/22/27 @ 100 (a)	52	55
		2,119
Industrials (1.7%):
Ashtead Capital, Inc., 4.00%, 5/1/28, Callable 5/1/23 @ 102 (a)	51	54
Carlisle Cos., Inc., 2.75%, 3/1/30, Callable 12/1/29 @ 100	215	231
Carrier Global Corp., 3.38%, 4/5/40, Callable 10/5/39 @ 100 (a)	107	118
Caterpillar, Inc., 2.60%, 4/9/30, Callable 1/9/30 @ 100	106	117
CoStar Group, Inc., 2.80%, 7/15/30, Callable 4/15/30 @ 100 (a)	47	49
Dover Corp., 2.95%, 11/4/29, Callable 8/4/29 @ 100	215	234
General Dynamics Corp., 3.50%, 4/1/27, Callable 2/1/27 @ 100	142	164
Georgia-Pacific LLC, 2.10%, 4/30/27, Callable 2/28/27 @ 100 (a)	248	262
IDEX Corp., 3.00%, 5/1/30, Callable 2/1/30 @ 100	248	275
Otis Worldwide Corp., 3.11%, 2/15/40, Callable 8/15/39 @ 100	143	157

See notes to financial statements.

11

USAA Mutual Funds Trust USAA Cornerstone Moderately Conservative Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Penske Truck Leasing Co. LP/PTL Finance Corp., 4.00%, 7/15/25, Callable 6/15/25 @ 100 (a)	$141	$160
Ryder System, Inc.
3.50%, 6/1/21, MTN (g)	700	711
2.90%, 12/1/26, Callable 10/1/26 @ 100, MTN	358	391
Southwest Airlines Co., 5.13%, 6/15/27, Callable 4/15/27 @ 100	114	132
The Boeing Co., 5.71%, 5/1/40, Callable 11/1/39 @ 100	212	267
The Conservation Fund A Nonprofit Corp., 3.47%, 12/15/29, Callable 9/15/29 @ 100	325	353
United Airlines Pass Through Trust, 2.90%, 11/1/29	294	255
Westinghouse Air Brake Technologies Corp., 3.20%, 6/15/25, Callable 5/15/25 @ 100	37	40
		3,970
Information Technology (0.8%):
Amphenol Corp., 2.80%, 2/15/30, Callable 11/15/29 @ 100	300	328
Analog Devices, Inc., 2.95%, 4/1/25, Callable 3/1/25 @ 100	53	58
Broadcom, Inc., 4.30%, 11/15/32, Callable 8/15/32 @ 100	88	104
Hewlett Packard Enterprise Co., 4.65%, 10/1/24, Callable 9/1/24 @ 100	141	160
HP, Inc., 3.40%, 6/17/30, Callable 3/17/30 @ 100	161	177
Jabil, Inc., 3.00%, 1/15/31, Callable 10/15/30 @ 100	47	49
Keysight Technologies, Inc., 3.00%, 10/30/29, Callable 7/30/29 @ 100	263	289
Microsoft Corp., 3.45%, 8/8/36, Callable 2/8/36 @ 100	466	577
		1,742
Materials (0.5%):
Avery Dennison Corp., 2.65%, 4/30/30, Callable 2/1/30 @ 100	86	92
Colonial Enterprises, Inc., 3.25%, 5/15/30, Callable 2/15/30 @ 100 (a)	44	49
LYB International Finance III LLC, 3.38%, 5/1/30, Callable 2/1/30 @ 100	124	139
Packaging Corp. of America, 3.00%, 12/15/29, Callable 9/15/29 @ 100	358	396
Sonoco Products Co., 3.13%, 5/1/30, Callable 2/1/30 @ 100	164	182
Vulcan Materials Co., 3.50%, 6/1/30, Callable 3/1/30 @ 100	141	161
WRKCo, Inc., 3.00%, 6/15/33, Callable 3/15/33 @ 100 (g)	80	88
		1,107
Real Estate (0.6%):
AvalonBay Communities, Inc., 2.45%, 1/15/31, MTN, Callable 10/15/30 @ 100	211	226
Boston Properties LP, 3.25%, 1/30/31, Callable 10/30/30 @ 100	93	102
Essex Portfolio LP, 2.65%, 3/15/32, Callable 12/15/31 @ 100	250	266
GLP Capital LP/GLP Financing II, Inc., 4.00%, 1/15/31, Callable 10/15/30 @ 100	52	56
Host Hotels & Resorts LP, 3.50%, 9/15/30, Callable 6/15/30 @ 100	44	45
Mid-America Apartments LP, 2.75%, 3/15/30, Callable 12/15/29 @ 100	358	390
SBA Tower Trust, 2.84%, 1/15/25 (a)	173	183
VICI Properties LP/VICI Note Co., Inc., 4.63%, 12/1/29, Callable 12/1/24 @ 102.31 (a)	33	35
		1,303
Utilities (1.1%):
AEP Texas, Inc., 3.45%, 1/15/50, Callable 7/15/49 @ 100	251	286
Alabama Power Co., 3.85%, 12/1/42	215	265
Ameren Corp., 3.50%, 1/15/31, Callable 10/15/30 @ 100	71	82
Cleco Corporate Holdings LLC, 3.38%, 9/15/29, Callable 6/15/29 @ 100	367	378

See notes to financial statements.

12

USAA Mutual Funds Trust USAA Cornerstone Moderately Conservative Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Duke Energy Florida LLC, 3.85%, 11/15/42, Callable 5/15/42 @ 100	$215	$259
Exelon Generation Co. LLC, 3.25%, 6/1/25, Callable 5/1/25 @ 100	158	170
IPALCO Enterprises, Inc., 4.25%, 5/1/30, Callable 2/1/30 @ 100 (a)	161	186
ITC Holdings Corp., 2.95%, 5/14/30, Callable 2/14/30 @ 100 (a)	158	173
National Fuel Gas Co., 5.50%, 1/15/26, Callable 12/15/25 @ 100	211	237
The Narragansett Electric Co., 3.40%, 4/9/30, Callable 1/9/30 @ 100 (a)	106	121
Union Electric Co., 2.95%, 3/15/30, Callable 12/15/29 @ 100	357	402
		2,559
Total Corporate Bonds (Cost $29,723)		32,071
Yankee Dollars (2.2%)
Consumer Staples (0.1%):
Alimentation Couche-Tard, Inc., 2.95%, 1/25/30, Callable 10/25/29 @ 100 (a)	143	156
Energy (0.1%):
Petroleos Mexicanos, 6.49%, 1/23/27, Callable 11/23/26 @ 100	123	123
Petronas Capital Ltd., 3.50%, 4/21/30, Callable 1/21/30 @ 100 (a)	11	13
		136
Financials (1.4%):
Athene Holding Ltd., 4.13%, 1/12/28, Callable 10/12/27 @ 100	700	774
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, 4/17/25 (a)	101	114
Barclays PLC, 2.85% (LIBOR03M+245bps), 5/7/26, Callable 5/7/25 @ 100 (b)	212	225
Deutsche Bank AG, 3.96% (SOFR+258bps), 11/26/25, Callable 11/26/24 @ 100 (b)	215	233
Diageo Capital PLC, 2.13%, 4/29/32, Callable 1/29/32 @ 100	248	263
QBE Capital Funding III Ltd., 7.25% (USSW10+405bps), 5/24/41, Callable 5/24/21 @ 100 (a) (b)	250	256
Royal Bank of Canada, 1.60%, 4/17/23, MTN	248	255
Sumitomo Mitsui Financial Group, Inc., 2.45%, 9/27/24	1,000	1,061
		3,181
Health Care (0.0%) (j)
Royalty Pharma PLC, 2.20%, 9/2/30, Callable 6/2/30 @ 100 (a)	58	59
Industrials (0.2%):
CK Hutchison International 19 II Ltd., 2.75%, 9/6/29, Callable 6/6/29 @ 100 (a)	300	321
Ferguson Finance PLC, 3.25%, 6/2/30, Callable 3/2/30 @ 100 (a)	95	105
Heathrow Funding Ltd., 4.88%, 7/15/21 (a)	142	145
		571
Materials (0.4%):
Anglo American Capital PLC, 5.63%, 4/1/30, Callable 1/1/30 @ 100 (a)	133	167
Braskem Netherlands Finance BV, 4.50%, 1/31/30 (a)	214	216
CCL Industries, Inc., 3.05%, 6/1/30, Callable 3/1/30 @ 100 (a)	159	173
Teck Resources Ltd., 6.13%, 10/1/35	230	290
		846
Total Yankee Dollars (Cost $4,554)		4,949

See notes to financial statements.

13

USAA Mutual Funds Trust USAA Cornerstone Moderately Conservative Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (1.4%)
Florida (0.1%):
County of Broward Florida Airport System Revenue, Series C, 2.50%, 10/1/28	$143	$146
Hillsborough County School Board Certificate of Participation, Series B, 1.92%, 7/1/25	90	92
		238
Georgia (0.1%):
Athens Housing Authority Revenue, 2.42%, 12/1/26	305	326
Louisiana (0.1%):
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, 1.55%, 2/1/27	140	141
Michigan (0.1%):
Michigan Finance Authority Revenue, 3.08%, 12/1/34	215	237
New Jersey (0.1%):
New Jersey Economic Development Authority Revenue, Series NNN, 2.88%, 6/15/24	138	140
New Jersey Transportation Trust Fund Authority Revenue, 4.08%, 6/15/39	55	55
North Hudson Sewerage Authority Revenue, 2.88%, 6/1/28	72	79
Rutgers The State University of New Jersey Revenue, Series S, 2.01%, 5/1/32	85	82
		356
New York (0.3%):
New York State Dormitory Authority Revenue Series A, 2.46%, 7/1/32	155	157
Series B, 2.83%, 7/1/31	360	381
New York State Thruway Authority Revenue, Series M, 2.55%, 1/1/28	83	88
		626
Pennsylvania (0.2%):
State Public School Building Authority Revenue, 3.05%, 4/1/28	143	148
University of Pittsburgh-of The Commonwealth System of Higher Education Revenue Series C, 2.53%, 9/15/31	145	155
Series C, 2.58%, 9/15/32	70	75
Series C, 2.63%, 9/15/33	145	155
		533
Texas (0.4%):
City of Houston Texas Combined Utility System Revenue, 3.72%, 11/15/28	180	212
City of San Antonio, GO, 1.76%, 2/1/31, Continuously Callable @100	130	132
Dallas/Fort Worth International Airport Revenue, Series C, 1.75%, 11/1/27	85	85
Harris County Cultural Education Facilities Finance Corp. Revenue, Series B, 2.81%, 5/15/29	145	155
State of Texas, GO, 3.00%, 4/1/28	215	244
		828
Total Municipal Bonds (Cost $3,123)		3,285

See notes to financial statements.

14

USAA Mutual Funds Trust USAA Cornerstone Moderately Conservative Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
U.S. Government Agency Mortgages (4.2%)
Federal Home Loan Mortgage Corporation Series K047, Class A2, 3.33%, 5/25/25 (c)	$1,100	$1,222
3.50%, 4/1/46 - 4/1/48	2,825	2,994
3.00%, 10/1/46 - 3/1/47	4,698	4,946
		9,162
Federal National Mortgage Association Series 2016-M2, Class AV2, 2.15%, 1/25/23	296	302
Total U.S. Government Agency Mortgages (Cost $9,034)		9,464
U.S. Treasury Obligations (13.9%)
U.S. Treasury Bonds 3.13%, 8/15/44	700	936
3.00%, 8/15/48 (g)	1,000	1,335
2.38%, 11/15/49	1,000	1,193
U.S. Treasury Notes 1.13%, 2/28/21	6,802	6,819
1.63%, 11/15/22	2,600	2,675
2.00%, 2/15/23	618	642
1.63%, 4/30/23 (g)	3,800	3,934
2.50%, 5/15/24	1,500	1,617
2.25%, 11/15/25	6,200	6,774
1.63%, 2/15/26	2,000	2,128
2.25%, 2/15/27	1,000	1,106
2.38%, 5/15/27 (g)	2,000	2,234
Total U.S. Treasury Obligations (Cost $29,207)		31,393
Exchange-Traded Funds (37.7%)
Invesco DB Commodity Index Tracking Fund	22,900	319
Invesco FTSE RAFI Developed Markets ex-US ETF	45,661	1,843
Invesco FTSE RAFI Emerging Markets ETF	99,400	1,967
iShares Core MSCI Emerging Markets ETF (f)	91,984	5,392
iShares Core S&P 500 ETF	19,682	7,151
iShares Core S&P Small-Cap ETF	7,474	636
iShares Core US Aggregate Bond ETF	73,296	8,680
iShares MSCI Canada ETF (f)	43,295	1,311
iShares MSCI International Momentum Factor ETF	57,626	2,064
iShares MSCI International Quality Factor ETF	61,990	2,113
iShares Russell 2000 ETF (f)	7,747	1,402
Schwab Fundamental Emerging Markets Large Co. Index ETF	160,268	4,300
Schwab Fundamental International Large Co. Index ETF	237,343	6,677
Schwab Fundamental International Small Co. Index ETF	50,100	1,665
SPDR Bloomberg Barclays High Yield Bond ETF (g)	5,106	549
SPDR Gold Shares (e)	9,038	1,506
SPDR S&P Emerging Markets Smallcap ETF	7,496	371
VanEck Vectors Gold Miners ETF	21,830	757
VanEck Vectors Junior Gold Miners ETF	4,503	225
Vanguard FTSE All-World ex-US ETF	41,597	2,315

See notes to financial statements.

15

USAA Mutual Funds Trust USAA Cornerstone Moderately Conservative Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Vanguard FTSE Developed Markets ETF	$209,603	$9,451
Vanguard FTSE Emerging Markets ETF (g)	36,415	1,732
Vanguard Mortgage-Backed Securities ETF	42,318	2,290
Vanguard Real Estate ETF	12,000	1,008
Vanguard S&P 500 ETF (g)	13,158	4,377
Vanguard Short-Term Bond ETF	18,009	1,493
Vanguard Small-Cap Value ETF (g)	18,747	2,512
Vanguard Total Bond Market ETF	98,542	8,720
Vanguard Total Stock Market ETF (g)	6,619	1,236
WisdomTree Emerging Markets SmallCap Dividend Fund	5,259	240
Xtrackers USD High Yield Corporate Bond ETF	22,440	1,111
Total Exchange-Traded Funds (Cost $76,028)		85,413
Affiliated Exchange-Traded Funds (5.0%)
VictoryShares USAA Core Intermediate-Term Bond ETF	159,000	8,677
VictoryShares USAA Core Short-Term Bond ETF	44,683	2,321
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF (g)	9,770	420
Total Affiliated Exchange-Traded Funds (Cost $11,411)		11,418
Collateral for Securities Loaned^ (3.9%)
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.02% (k)	1,113,813	1,114
HSBC U.S. Government Money Market Fund I Shares, 0.03% (k)	7,705,308	7,705
Total Collateral for Securities Loaned (Cost $8,819)		8,819
Total Investments (Cost $212,120) — 102.6%		232,552
Liabilities in excess of other assets — (2.6)%		(5,924)
NET ASSETS — 100.00%		$226,628

At November 30, 2020, the Fund's investments in foreign securities were 15.1% of net assets.

^  Purchased with cash collateral from securities on loan.

(a)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of November 30, 2020, the fair value of these securities was $14,959 (thousands) and amounted to 6.6% of net assets.

(b)  Variable or Floating-Rate Security. Rate disclosed is as of November 30, 2020.

(c)  The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at November 30, 2020.

(d)  Security is interest only.

(e)  Non-income producing security.

(f)  All or a portion of this security is on loan.

See notes to financial statements.

16

USAA Mutual Funds Trust USAA Cornerstone Moderately Conservative Fund	Schedule of Portfolio Investments — continued November 30, 2020

  (Unaudited)

(g)  All or a portion of this security has been segregated as collateral for derivative instruments.

(h)  Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(i)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of November 30, 2020, illiquid securities were 0.2% of the Fund's net assets.

(j)  Amount represents less than 0.05% of net assets.

(k)  Rate disclosed is the daily yield on November 30, 2020.

bps — Basis points

Continuously callable — Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.

ETF — Exchange-Traded Fund

GO — General Obligation

LIBOR — London InterBank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of November 30, 2020, based on the last reset date of the security

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of November 30, 2020, based on the last reset date of the security

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

SOFR — Secured Overnight Financing Rate

USSW10 — USD 10 Year Swap Rate, rate disclosed as of November 30, 2020

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
S&P/Toronto Stock Exchange 60 Index Futures	9	12/17/20	$1,316,926	$1,418,237	$79,591
Swiss Market Index Futures	18	12/18/20	2,052,637	2,081,541	28,950
					$108,541

See notes to financial statements.

17

USAA Mutual Funds Trust USAA Cornerstone Moderately Conservative Fund	Schedule of Portfolio Investments — continued November 30, 2020

  (Unaudited)

Futures Contracts Sold

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Euro Stoxx 50 Futures	34	12/18/20	$1,394,122	$1,421,347	$(19,485)
Russell 2000 E-Mini Index Futures	9	12/21/20	701,492	819,045	(117,553)
Tokyo Price Index Futures	14	12/10/20	2,162,051	2,354,570	(165,046)
					(302,084)
Total unrealized appreciation					$108,541
Total unrealized depreciation					(302,084)
Total net unrealized appreciation (depreciation)					$(193,543)

See notes to financial statements.

18

USAA Mutual Funds Trust	Statement of Assets and Liabilities November 30, 2020

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Cornerstone Moderately Conservative Fund
Assets:
Affiliated investments, at value (Cost $11,411)	$11,418
Unaffiliated investments, at value (Cost $200,709)	221,134	(a)
Cash and cash equivalents	2,602
Deposits with brokers for futures contracts	215
Receivables:
Interest and dividends	513
Capital shares issued	127
Variation margin on open futures contracts	62
From Adviser	59
Prepaid expenses	11
Total assets	236,141
Liabilities:
Payables:
Collateral received on loaned securities	8,819
Collateral received from brokers for futures contract	265
Foreign currency	6
Capital shares redeemed	209
Variation margin on open futures contracts	19
Accrued expenses and other payables:
Investment advisory fees	92
Administration fees	28
Custodian fees	1
Transfer agent fees	24
Compliance fees	—	(b)
Other accrued expenses	50
Total liabilities	9,513
Net Assets:
Capital	204,581
Total accumulated earnings/(loss)	22,047
Net assets	$226,628
Shares (unlimited number of shares authorized with no par value):	18,802
Net asset value, offering and redemption price per share: (c)	$12.05

(a)  Includes $8,444 of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

19

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended November 30, 2020

(Amounts in Thousands)  (Unaudited)

USAA Cornerstone Moderately Conservative Fund
Investment Income:
Income distributions from affiliated funds	$33
Dividends	1,250
Interest	1,278
Securities lending (net of fees)	33
Foreign tax withholding	(1)
Total income	2,593
Expenses:
Investment advisory fees	558
Administration fees	167
Sub-Administration fees	36
Custodian fees	14
Transfer agent fees	275
Trustees' fees	26
Compliance fees	1
Legal and audit fees	41
State registration and filing fees	13
Other expenses	31
Total expenses	1,162
Expenses waived/reimbursed by Adviser	(157)
Net expenses	1,005
Net Investment Income (Loss)	1,588
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from unaffiliated investment securities and foreign currency translations	2,332
Net realized gains (losses) from futures contracts	64
Net change in unrealized appreciation/depreciation on affiliated funds	116
Net change in unrealized appreciation/depreciation on unaffiliated investment securities	15,385
Net change in unrealized appreciation/depreciation on futures contracts	(194)
Net realized/unrealized gains (losses) on investments	17,703
Change in net assets resulting from operations	$19,291

See notes to financial statements.

20

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Cornerstone Moderately Conservative Fund
	Six Months Ended November 30, 2020 (unaudited)	Year Ended May 31, 2020
From Investments:
Operations:
Net investment income (loss)	$1,588	$4,698
Net realized gains (losses) from investments	2,396	450
Net change in unrealized appreciation/depreciation on investments	15,307	3,478
Change in net assets resulting from operations	19,291	8,626
Change in net assets resulting from distributions to shareholders	(1,574)	(5,060)
Change in net assets resulting from capital transactions	(11,876)	(9,263)
Change in net assets	5,841	(5,697)
Net Assets:
Beginning of period	220,787	226,484
End of period	$226,628	$220,787
Capital Transactions:
Proceeds from shares issued	$8,891	$32,147
Distributions reinvested	1,493	4,808
Cost of shares redeemed	(22,260)	(46,218)
Change in net assets resulting from capital transactions	$(11,876)	$(9,263)
Share Transactions:
Issued	761	2,879
Reinvested	132	429
Redeemed	(1,918)	(4,182)
Change in Shares	(1,025)	(874)

See notes to financial statements.

21

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments
USAA Cornerstone Moderately Conservative Fund
Six Months Ended November 30, 2020 (unaudited)	$11.14	0.08	(d)	0.91	0.99	(0.08)	—
Year Ended May 31, 2020	$10.94	0.23	(d)	0.22	0.45	(0.23)	(0.02)
Year Ended May 31, 2019	$11.29	0.24		(0.14)	0.10	(0.24)	(0.21)
Year Ended May 31, 2018	$11.34	0.21		0.23	0.44	(0.21)	(0.28)
Year Ended May 31, 2017	$10.67	0.23		0.68	0.91	(0.24)	—
Year Ended May 31, 2016	$11.42	0.28		(0.68)	(0.40)	(0.26)	(0.09)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two year period beginning July 1, 2019 and in effect through September 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  The expense ratios exclude the impact of expenses paid by each underlying fund.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Reflects increased usage of quantitative investment strategies.

See notes to financial statements.

22

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return*(a)	Net Expenses^(b)(c)	Net Investment Income (Loss)(b)	Gross Expenses(b)(c)	Net Assets, End of Period (000's)	Portfolio Turnover(a)
USAA Cornerstone Moderately Conservative Fund
Six Months Ended November 30, 2020 (unaudited)	(0.08)	$12.05	8.95%	0.90%	1.42%	1.04%	$226,628	29%
Year Ended May 31, 2020	(0.25)	$11.14	4.09%	0.90%	2.05%	1.02%	$220,787	84%
Year Ended May 31, 2019	(0.45)	$10.94	0.99%	0.90%	2.22%	1.08%	$226,484	77	%(e)
Year Ended May 31, 2018	(0.49)	$11.29	3.89%	0.90%	1.84%	1.07%	$221,721	45%
Year Ended May 31, 2017	(0.24)	$11.34	8.65%	0.90%	2.12%	1.09%	$209,270	55%
Year Ended May 31, 2016	(0.35)	$10.67	(3.50)%	0.90%	2.56%	1.09%	$194,376	70%

See notes to financial statements.

23

USAA Mutual Funds Trust	Notes to Financial Statements November 30, 2020

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Cornerstone Moderately Conservative Fund (the "Fund"). The Fund is classified as diversified under the 1940 Act.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

24

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

Investments in open-end investment companies are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of United States ("U.S.") issuers, along with corporate and municipal securities, including short-term investments maturing in 60 days or less, may be valued using evaluated bid or the last sales price to price securities by dealers or an independent pricing service approved by the Board. These valuations are typically categorized as Level 2 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund's NAV is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are considered as Level 2 in the fair value hierarchy.

A summary of the valuations as of November 30, 2020, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$7,926	$—	$7,926
Collateralized Mortgage Obligations	—	3,227	—	3,227
Common Stocks	32,149	—	—	32,149
Preferred Stocks	2,438	—	—	2,438
Corporate Bonds	—	32,071	—	32,071
Yankee Dollars	—	4,949	—	4,949
Municipal Bonds	—	3,285	—	3,285
U.S. Government Agency Mortgages	—	9,464	—	9,464
U.S. Treasury Obligations	—	31,393	—	31,393
Exchange-Traded Funds	85,413	—	—	85,413
Affiliated Exchange-Traded Funds	11,418	—	—	11,418
Collateral for Securities Loaned	8,819	—	—	8,819
Total	$140,237	$92,315	$—	$232,552
Other Financial Investments^:
Assets:
Futures Contracts	$109	$—	$—	$109
Liabilities:
Futures Contracts	(302)	—	—	(302)
Total	$(193)	$—	$—	$(193)

^  Futures Contracts are valued at the unrealized appreciation (depreciation) on the investment.

25

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

For the six months ended November 30, 2020, there were no transfers in or out of the Level 3 fair value hierarchy.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Securities Purchased on a Delayed-Delivery or When-Issued Basis:

The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for delayed-delivery or when-issued securities. If the Fund owns delayed-delivery or when-issued securities, these values are included in Payable for investments purchased on the accompanying Statement of Assets and Liabilities and the segregated assets are identified on the Schedule of Portfolio Investments.

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payment of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

Mortgage- and Asset-Backed Securities:

The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market's perception of these factors as well as current

26

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as "Ginnie Mae"), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as "Fannie Mae" and "Freddie Mac", respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

Derivative Instruments:

Futures Contracts:

The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and Liabilities under Collateral received from brokers for futures contract. During the six months ended November 30, 2020, the Fund held futures contracts primarily for the strategy of gaining exposure to a particular asset class or securities market.

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of November 30, 2020 (amounts in thousands):

	Assets	Liabilities
	Variation Margin Receivable on Open Futures Contracts*	Variation Margin Payable on Open Futures Contracts*
Equity Risk Exposure	$109	$302

*  Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day's variation margin for futures contracts is reported within the Statement of Assets and Liabilities.

27

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the six-months ended November 30, 2020 (amounts in thousands):

	Net Realized Gains (Losses) on on Derivatives Recognized as a Result of Operations	Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Futures Contracts	Net Change in Unrealized Appreciation/Depreciation on Futures Contracts
Equity Risk Exposure	$64	$(194)

All open derivative positions at period end are reflected on the Fund's Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends, and gains as a result of certain investments in ADRs by the Fund has been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Fund, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100 thousand. Collateral may be cash, U.S. government securities, or other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. Cash collateral may be invested in high-quality short-term investments, primarily open-end investment companies. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Noncash collateral received by the Fund may not be sold or re-pledged, except to satisfy borrower default. Cash collateral is listed on the Fund's Schedule of Portfolio Investments and Financial Statements while non-cash collateral is not included.

28

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of November 30, 2020.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$8,444	$—	$8,819

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, including foreign currency arising from in-kind redemptions, are disclosed as net realized gains or losses from investment transactions and foreign currency translations on the Statement of Operations.

Foreign Taxes:

The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of May 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades, which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended November 30, 2020, the Fund engaged in the following securities transactions with affiliated funds, which resulted in the following net realized gains (losses) (amounts in thousands):

Purchases	Sales	Net Realized Gains (Losses)
$—	$256	$3

29

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended November 30, 2020, were as follows for the Fund (amounts in thousands):

Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
$63,028	$65,299	$—	$7,555

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended November 30, 2020, are reflected on the Statement of Operations as Investment Advisory fees.

In addition, the Fund invests in affiliated VCM exchange-traded fund(s) ("affiliated ETFs"). The Fund's Adviser fee is reimbursed by VCM to the extent of the indirect Adviser fee incurred through the Fund's proportional investment in the affiliated ETF(s). As of November 30, 2020, the Fund's Adviser fee was reimbursed by VCM in an amount of $5 thousand, of which $5 thousand is receivable from VCM. These reimbursements are not available for recoupment and are reflected on the Statement of Operations as Expenses waived/reimbursed by Adviser.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended November 30, 2020, the Fund had no subadvisors.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Administration, Servicing and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.15% of average daily net assets of the Fund. Amounts incurred for the six months ended November 30, 2020, are reflected on the Statement of Operations as Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended November 30, 2020, are reflected on the Statement of Operations as Compliance fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses

30

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

specifically allocated to the Fund. Amounts incurred for the six months ended November 30, 2020, are reflected on the Statement of Operations as Sub-Administration fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), (formerly, provides transfer agency services to the Fund. VCTA, an affiliate of the Adviser, provides transfer agent services based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Amounts incurred and paid to VCTA for the six months ended November 30, 2020, are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust. Effective June 30, 2020, the Distributor's name was changed from Victory Capital Advisers, Inc.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended November 30, 2020, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least September 30, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of November 30, 2020, the expense limit (excluding voluntary waivers) is 0.90%.

Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.

As of November 30, 2020, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at November 30, 2020.

Expires May 31, 2023	Expires May 31, 2024	Total
$252	$152	$404

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended November 30, 2020.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Sub-Administrator, Sub-Fund Accountant, and Legal.

31

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Geopolitical/Natural Disaster Risk — Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. Likewise, systemic market dislocations of the kind that occurred during the financial crisis that began in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund's investments. Some countries, including the United States, are adopting more protectionist trade policies and moving away from the tighter financial industry regulations that followed the 2008 financial crisis, which may also affect the value of a Fund's investments.

Political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of a Fund's investments, increase uncertainty in or impair the operation of the U.S. or other securities markets and degrade investor and consumer confidence, perhaps suddenly and to a significant degree.

An outbreak of disease called COVID-19 has spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and consumer activity, significant challenges in healthcare service preparation and delivery, quarantines and general concern and uncertainty. These negative impacts have caused significant volatility and declines in global financial markets, which have caused losses for Fund investors during and subsequent to period end. The impact of the COVID-19 pandemic last for an extended period of time, and could result in a substantial economic downturn or recession. Public health crises may exacerbate other pre-existing political, social, economic, market and financial risks. The extent of the impact to the financial performance of the Funds' investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Tactical Allocation Risk — The Fund has a targeted risk tolerance and a corresponding asset allocation target; however, mere asset allocation and volatility are not the sole determination of risk. The Fund's managers will tactically allocate away from the target allocation as market conditions and the perceived risks warrant. The Fund bears the risk that the managers' tactical allocation will not be successful.

Affiliated Funds Risk — The risks of the Fund directly correspond to the risks of the underlying affiliated funds in which the Fund invests. By investing in the underlying affiliated funds, the Fund has exposure to the risk of many different areas of the market. The degree to which the risks described below apply to the Fund varies according to the Fund's asset allocation. For instance, the more the Fund is allocated to stock funds, the greater the risk associated with equity securities. The Fund also is subject to asset allocation risk (i.e., the risk that allocations will not produce the intended results) and to management risk (i.e., the risk that the selection of underlying affiliated funds will not produce the intended results).

Conflict of Interest Risk — In managing a Fund that invests in underlying affiliated funds, the Adviser may have conflicts of interest in allocating the Fund's assets among the various underlying affiliated funds. This is because the fees payable by some of the underlying affiliated funds to the Adviser and/or its affiliates are higher than the fees payable by other underlying affiliated funds, and because the Adviser also manages and administers the underlying affiliated funds.

32

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

LIBOR Discontinuation Risk — Many debt securities, derivatives and other financial instruments, including some of the Fund's investments, use the London Interbank Offered Rate ("LIBOR") as the reference or benchmark rate for variable interest rate calculations. However, the use of LIBOR started to come under pressure following manipulation allegations in 2012. Despite increased regulation and other corrective actions since that time, concerns have arisen regarding its viability as a benchmark, due largely to reduced activity in the financial markets that it measures. In June 2017, the Alternative Reference Rates Committee, a group of large U.S. banks working with the Federal Reserve, announced its selection of a new Secured Overnight Funding Rate ("SOFR"), which is intended to be a broad measure of secured overnight U.S. Treasury repo rates, as an appropriate replacement for LIBOR. The Federal Reserve Bank of New York began publishing the SOFR in 2018, expecting that it could be used on a voluntary basis in new instruments and transactions. Bank working groups and regulators in other countries have suggested other alternatives for their markets, including the Sterling Overnight Interbank Average Rate ("SONIA") in England. In July 2017, the Financial Conduct Authority (the "FCA"), the United Kingdom financial regulatory body, announced that after 2021 it will cease its active encouragement of UK banks to provide the quotations needed to sustain LIBOR. That announcement suggests that LIBOR may cease to be published after that time. For U.S. dollar LIBOR, however, the relevant date may be deferred to June 30, 2023 for the most common tenors (overnight and one, three, six and 12 months). As to those tenors, the LIBOR administrator has published a consultation regarding its intention to cease publication of U.S. dollar LIBOR as of June 30, 2023 (instead of December 31, 2021, as previously expected), apparently based on continued rate submissions from banks. It is expected that there will be enough for market participants to transition to the use of a different benchmark for both new and existing securities and transactions. Various financial industry groups have begun planning for that transition, but there are obstacles to converting certain longer-term securities and transactions to a new benchmark. Transition planning is at an early stage, and neither the effect of the transition process nor its ultimate success can yet be known. Although the foregoing may provide some sense of timing, there is no assurance that LIBOR, or any particular currency and tenor, will continue to be published until any particular date, and it appears highly likely that LIBOR will be discontinued or modified after December 31, 2021 or June 30, 2023, depending on the currency and tenor. The transition process might lead to increased volatility and illiquidity in markets that currently rely on the LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based instruments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur before the end of 2021.

6. Borrowing and Interfund Lending:

Line of Credit:

For the six months ended November 30, 2020, the Victory Funds Complex participated in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2020 with a termination date of June 28, 2021. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. For the six months ended November 30, 2020, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro- rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Effective June 29, 2020, under an amended Line of Credit agreement, Citibank will also receive an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex will pay a pro-rata portion of the upfront fee. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended November 30, 2020.

33

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Fund, that is permitted to participate in the Facility, in the Victory Funds Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period is reflected on the Statement of Operations under Income on Interfund lending.

The Fund did not utilize or participate in the Facility during the six months ended November 30, 2020.

7. Federal Income Tax Information:

The Fund intends to declare and distribute any net investment income quarterly. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending May 31, 2021.

At May 31, 2020, the Fund had no capital loss carryforwards, for federal income tax purposes.

8. Affiliated Securities:

An affiliated security is a security in which the Fund has ownership of at least 5% of the security's outstanding voting shares or an investment company managed by VCM. The Fund does not invest in affiliated underlying funds for the purpose of exercising management or control. These underlying funds are noted as affiliated on the Fund's Schedule of Portfolio Investments. The affiliated underlying funds' annual or semiannual reports may be viewed at vcm.com. Transactions in affiliated securities during the six months ended November 30, 2020, were as follows (amount in thousands):

	Fair Value 5/31/2020	Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 11/30/2020	Dividend Income
VictoryShares USAA Core Intermediate-Term Bond ETF	$—	$8,627	$—	$—	$—	$50	$8,677	$20
VictoryShares USAA Core Short-Term Bond ETF	—	2,315	—	—	—	6	2,321	5
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	360	—	—	—	—	60	420	8
	$360	$10,942	$—	$—	$—	$116	$11,418	$33

34

USAA Mutual Funds Trust	Supplemental Information November 30, 2020

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2020 through November 30, 2020.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

Beginning Account Value 6/1/20	Actual Ending Account Value 11/30/20	Hypothetical Ending Account Value 11/30/20	Actual Expenses Paid During Period 6/1/20- 11/30/20*	Hypothetical Expenses Paid During Period 6/1/20- 11/30/20*	Annualized Expense Ratio During Period 6/1/20- 11/30/20
$1,000.00	$1,089.50	$1,020.56	$4.71	$4.56	0.90%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

35

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

97451-0121

NOVEMBER 30, 2020

Semi Annual Report

USAA Emerging Markets Fund

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports may no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396 or by submitting your request via email to TA.Processing@FISGlobal.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396 or by submitting your request via email to TA.Processing@FISGlobal.com.

Your election to receive reports in paper will apply to all funds held with the USAA Mutual Funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member of FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logo are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	4
Financial Statements
Statement of Assets and Liabilities	17
Statement of Operations	18
Statements of Changes in Net Assets	19
Financial Highlights	22
Notes to Financial Statements	26
Supplemental Information	36
Proxy Voting and Portfolio Holdings Information	36
Expense Examples	36
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

1

USAA Mutual Funds Trust USAA Emerging Markets Fund	November 30, 2020

  (Unaudited)

Investment Objective & Portfolio Holdings:

The Fund's investment objective is to seek capital appreciation.

Top 10 Sectors

November 30, 2020

(% of Net Assets)

Information Technology	22.2%
Financials	21.2%
Consumer Discretionary	16.0%
Communication Services	12.5%
Industrials	6.6%
Materials	6.3%
Energy	4.8%
Consumer Staples	3.0%
Health Care	2.7%
Real Estate	1.7%

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Emerging Markets Fund (continued)	November 30, 2020

  (Unaudited)

Country Allocation*:

November 30, 2020

(% of Net Assets)

*  Includes countries with less than 3.0% of portfolio and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%

Refer to the Schedule of Portfolio Investments for a complete list of securities.

3

USAA Mutual Funds Trust USAA Emerging Markets Fund	Schedule of Portfolio Investments November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.2%)
Brazil (6.3%):
Communication Services (0.4%):
TIM SA	1,046,679	$2,636
Consumer Discretionary (0.9%):
Afya Ltd. Class A (a)	112,075	2,972
Lojas Americanas SA Preference Shares	337,800	1,446
MRV Engenharia e Participacoes SA	161,000	569
Petrobras Distribuidora SA	403,500	1,547
		6,534
Consumer Staples (0.1%):
SLC Agricola SA	91,400	459
Energy (0.6%):
Enauta Participacoes SA	174,900	338
Petroleo Brasileiro SA, ADR	434,943	4,162
		4,500
Financials (2.0%):
Banco Bradesco SA, ADR	1,392,090	6,320
Banco do Brasil SA	946,995	5,986
Banco do Estado do Rio Grande do Sul SA Preference Shares	126,900	313
Porto Seguro SA	39,000	345
XP, Inc. Class A (a)	40,541	1,663
		14,627
Industrials (0.8%):
CCR SA	780,020	1,899
Cia de Locacao das Americas	109,400	556
Randon SA Implementos e Participacoes Preference Shares	872,300	2,394
SIMPAR SA (a)	212,900	1,178
		6,027
Information Technology (0.6%):
Pagseguro Digital Ltd. Class A (a)	83,824	3,970
Materials (0.5%):
Vale SA	251,800	3,666
Utilities (0.4%):
Cia de Saneamento do Parana	82,500	385
Neoenergia SA	530,600	1,804
Omega Geracao SA (a)	53,100	365
		2,554
		44,973
Canada (0.9%):
Materials (0.9%):
First Quantum Minerals Ltd.	463,619	6,580

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Emerging Markets Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
China (30.4%):
Communication Services (6.9%):
Baidu, Inc., ADR (a)	29,206	$4,060
NetEase, Inc., ADR	44,219	3,996
Tencent Holdings Ltd.	564,363	41,142
		49,198
Consumer Discretionary (9.4%):
Alibaba Group Holding Ltd., ADR (a)	147,377	38,813
China East Education Holdings Ltd. (b)	823,000	1,831
China New Higher Education Group Ltd. (b)	810,000	513
China Yongda Automobiles Services Holdings Ltd.	1,505,500	2,572
Hisense Home Appliances Group Co. Ltd. Class A	1,173,600	2,664
JD.com, Inc., ADR (a)	62,621	5,345
Jiumaojiu International Holdings Ltd. (a) (b)	695,000	1,582
Meituan Dianping Class B (a)	255,600	9,559
Minth Group Ltd.	310,000	1,539
Tianneng Power International Ltd. (c)	236,000	495
Tongcheng-Elong Holdings Ltd. (a)	1,455,600	2,712
		67,625
Consumer Staples (0.9%):
China Feihe Ltd. (b)	1,457,000	3,480
China Modern Dairy Holdings Ltd. (a)	2,099,000	358
Wuliangye Yibin Co. Ltd. Class A	73,095	2,819
		6,657
Energy (1.2%):
China Oilfield Services Ltd. Class H	3,360,000	2,538
China Shenhua Energy Co. Ltd. Class H	1,679,500	3,239
CNOOC Ltd., ADR	28,113	2,776
		8,553
Financials (5.0%):
China Construction Bank Corp. Class H	6,870,000	5,370
China Merchants Bank Co. Ltd. Class H	1,786,500	11,324
CSC Financial Co. Ltd. Class H (b)	2,114,500	2,899
Ping An Insurance Group Co. of China Ltd.	1,377,000	16,196
		35,789
Health Care (0.8%):
China Animal Healthcare Ltd. (a) (d) (e)	1,673,000	—
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	164,000	340
Sinopharm Group Co. Ltd. Class H	825,599	2,043
Wuxi Biologics Cayman, Inc. (a)	339,000	3,311
		5,694
Industrials (2.2%):
Airtac International Group	153,000	4,461
China Lesso Group Holdings Ltd.	402,000	719
Hangcha Group Co. Ltd. Class A	661,700	2,012
Sany Heavy Industry Co. Ltd. Class A	663,900	3,100

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Emerging Markets Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Zhejiang Expressway Co. Ltd. Class H	448,000	$320
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	3,423,800	3,574
ZTO Express Cayman, Inc., ADR	51,460	1,453
		15,639
Information Technology (2.1%):
Chinasoft International Ltd.	2,796,000	2,961
GDS Holdings Ltd., ADR (a) (c)	19,597	1,764
Kingdee International Software Group Co. Ltd.	663,000	2,302
Shengyi Technology Co. Ltd. Class A	626,000	2,660
Weimob, Inc. (a) (b)	1,224,000	1,680
Xinyi Solar Holdings Ltd.	2,090,000	3,828
		15,195
Materials (0.8%):
Anhui Conch Cement Co. Ltd. Class H	455,500	2,911
China Hongqiao Group Ltd.	2,960,000	2,585
		5,496
Real Estate (0.7%):
China SCE Group Holdings Ltd.	6,807,132	3,117
Shimao Services Holdings Ltd. (a) (b)	886,886	1,584
Times Neighborhood Holdings Ltd.	320,806	320
		5,021
Utilities (0.4%):
China Longyuan Power Group Corp. Ltd. Class H	3,414,000	2,885
China Tian Lun Gas Holdings Ltd. (c)	379,500	327
		3,212
		218,079
Colombia (0.7%):
Financials (0.7%):
Bancolombia SA, ADR	175,040	5,330
		5,330
Cyprus (0.1%):
Financials (0.1%):
TCS Group Holding PLC, GDR	16,299	500
Egypt (0.4%):
Communication Services (0.1%):
Telecom Egypt Co.	555,868	446
Financials (0.3%):
Commercial International Bank Egypt SAE Registered Shares, GDR	521,721	2,030
Credit Agricole Egypt SAE	158,451	261
		2,291
		2,737
Greece (0.6%):
Financials (0.4%):
National Bank of Greece SA (a)	1,409,213	2,532

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Emerging Markets Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Industrials (0.1%):
Mytilineos SA	55,408	$721
Utilities (0.1%):
Terna Energy SA	53,096	822
		4,075
Hong Kong (4.4%):
Communication Services (0.4%):
China Mobile Ltd., ADR	81,960	2,447
NetDragon Websoft Holdings Ltd.	159,500	349
		2,796
Consumer Discretionary (1.4%):
Geely Automobile Holdings Ltd.	1,088,000	3,010
TCL Electronics Holdings Ltd.	531,000	418
Techtronic Industries Co. Ltd.	514,000	6,562
		9,990
Energy (1.1%):
CNOOC Ltd.	5,099,719	5,075
Kunlun Energy Co. Ltd.	3,454,000	2,606
		7,681
Financials (0.0%): (f)
Far East Horizon Ltd.	319,000	340
Health Care (0.3%):
Sino Biopharmaceutical Ltd.	1,570,500	1,576
The United Laboratories International Holdings Ltd.	418,000	313
		1,889
Industrials (0.1%):
Sinotruk Hong Kong Ltd.	194,500	485
Information Technology (0.4%):
Lenovo Group Ltd.	3,928,000	2,798
Materials (0.1%):
China Resources Cement Holdings Ltd.	408,000	507
Nine Dragons Paper Holdings Ltd.	379,000	498
		1,005
Real Estate (0.5%):
China Overseas Grand Oceans Group Ltd.	1,113,000	664
Shimao Group Holdings Ltd. (d)	796,000	2,967
		3,631
Utilities (0.1%):
Canvest Environmental Protection Group Co. Ltd.	769,000	325
China Water Affairs Group Ltd. (c)	484,000	381
		706
		31,321

See notes to financial statements.

7

USAA Mutual Funds Trust USAA Emerging Markets Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Hungary (0.6%):
Financials (0.5%):
OTP Bank Nyrt (a)	100,323	$3,999
Health Care (0.1%):
Richter Gedeon Nyrt	21,718	515
		4,514
India (9.6%):
Communication Services (0.1%):
Tata Communications Ltd.	40,349	577
Consumer Discretionary (0.4%):
Bajaj Auto Ltd.	67,150	2,869
Crompton Greaves Consumer Electricals Ltd.	79,777	328
		3,197
Consumer Staples (0.1%):
Kaveri Seed Co. Ltd.	66,393	437
Energy (0.7%):
Hindustan Petroleum Corp. Ltd.	109,373	306
Petronet LNG Ltd.	700,159	2,370
Reliance Industries Ltd.	90,817	2,348
		5,024
Financials (4.2%):
Axis Bank Ltd. (a)	121,830	985
Axis Bank Ltd., GDR (a)	113,749	4,456
Bandhan Bank Ltd. (a) (b)	573,600	2,827
Cholamandalam Investment and Finance Co. Ltd.	527,008	2,740
HDFC Bank Ltd., ADR (a)	37,809	2,609
Housing Development Finance Corp. Ltd.	188,106	5,706
ICICI Bank Ltd., ADR (a)	596,621	7,673
Multi Commodity Exchange of India Ltd.	97,496	2,117
Muthoot Finance Ltd.	44,507	691
Power Finance Corp. Ltd.	282,885	412
		30,216
Health Care (0.6%):
Alembic Pharmaceuticals Ltd.	45,379	609
Dr. Reddy's Laboratories Ltd.	32,335	2,101
Granules India Ltd.	113,732	626
Ipca Laboratories Ltd.	25,584	745
Sanofi India Ltd.	3,282	365
		4,446
Industrials (0.5%):
Engineers India Ltd.	254,385	254
Escorts Ltd.	159,845	3,018
		3,272
Information Technology (1.9%):
HCL Technologies Ltd.	188,244	2,078
Infosys Technologies Ltd., ADR	582,677	8,868

See notes to financial statements.

8

USAA Mutual Funds Trust USAA Emerging Markets Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Mphasis Ltd.	24,076	$428
Tata Consultancy Services Ltd.	67,207	2,415
		13,789
Materials (1.0%):
Asian Paints Ltd.	59,141	1,762
Birla Corp. Ltd.	44,156	421
Coromandel International Ltd.	41,857	466
HeidelbergCement India Ltd.	197,822	554
Hindalco Industries Ltd.	1,290,222	3,904
		7,107
Utilities (0.1%):
CESC Ltd.	39,189	306
Gujarat Gas Ltd.	117,638	553
		859
		68,924
Indonesia (2.3%):
Communication Services (0.4%):
PT Media Nusantara Citra Tbk (a)	5,533,400	398
PT Telekomunikasi Indonesia Persero Tbk, ADR	114,387	2,568
		2,966
Consumer Discretionary (0.3%):
PT Astra International Tbk	5,297,400	1,988
Financials (1.6%):
PT Bank Mandiri Persero Tbk	7,417,690	3,334
PT Bank Negara Indonesia Persero Tbk	8,104,400	3,444
PT Bank Rakyat Indonesia Persero Tbk	16,800,664	4,870
		11,648
		16,602
Jersey (0.1%):
Information Technology (0.1%):
WNS Holdings Ltd., ADR (a)	6,371	449
Korea, Republic Of (17.1%):
Communication Services (1.8%):
AfreecaTV Co. Ltd.	7,739	404
Echo Marketing, Inc.	16,825	383
NAVER Corp.	14,523	3,657
NCSoft Corp.	11,120	8,173
Neowiz (a)	17,612	370
		12,987
Consumer Discretionary (1.9%):
Coway Co. Ltd. (a)	5,802	365
Danawa Co. Ltd.	12,670	336
DoubleUGames Co. Ltd.	7,184	381
GS Home Shopping, Inc.	2,848	354
Hyundai Mobis Co. Ltd.	15,696	3,466

See notes to financial statements.

9

USAA Mutual Funds Trust USAA Emerging Markets Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Kia Motors Corp.	100,276	$5,246
LG Electronics, Inc.	32,231	2,492
S&T Motiv Co. Ltd.	9,670	434
SL Corp.	27,821	415
Youngone Corp.	12,878	348
		13,837
Consumer Staples (0.9%):
Cosmax, Inc.	21,124	1,824
Hite Jinro Co. Ltd.	10,469	303
KT&G Corp.	21,042	1,570
Maeil Dairies Co. Ltd.	10,010	633
Orion Corp.	15,739	1,685
		6,015
Financials (1.5%):
DB Insurance Co. Ltd.	57,231	2,276
Hana Financial Group, Inc.	77,797	2,365
KIWOOM Securities Co. Ltd.	6,031	675
Samsung Securities Co. Ltd.	78,854	2,807
Shinhan Financial Group Co. Ltd.	97,081	2,860
		10,983
Health Care (0.5%):
Chong Kun Dang Pharmaceutical Corp.	3,464	545
Dongkook Pharmaceutical Co. Ltd.	16,431	382
Hugel, Inc. (a)	9,242	1,649
Osstem Implant Co. Ltd. (a)	8,598	409
Seegene, Inc.	3,140	538
		3,523
Industrials (1.0%):
CJ Logistics Corp. (a)	8,699	1,305
CS Wind Corp. (a)	21,803	2,540
Daelim Industrial Co. Ltd.	7,238	524
Hyundai Glovis Co. Ltd.	3,053	492
LG Corp.	31,490	2,009
Samsung Engineering Co. Ltd. (a)	45,665	563
		7,433
Information Technology (8.9%):
Douzone Bizon Co. Ltd.	8,289	792
LG Innotek Co. Ltd.	17,740	2,492
NHN KCP Corp.	15,671	948
Partron Co. Ltd.	40,694	368
Samsung Electronics Co. Ltd.	673,057	40,581
SFA Engineering Corp.	14,603	496
Silicon Works Co. Ltd.	10,072	429
SK Hynix, Inc.	198,912	17,532
		63,638
See notes to financial statements.

10

USAA Mutual Funds Trust USAA Emerging Markets Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Materials (0.6%):
Korea Petrochemical Ind Co. Ltd.	4,258	$940
LG Chem Ltd.	3,523	2,560
Soulbrain Co. Ltd. (a)	3,020	697
		4,197
		122,613
Luxembourg (0.3%):
Materials (0.3%):
Ternium SA, ADR (a)	72,968	2,022
Malaysia (0.4%):
Communication Services (0.1%):
TIME dotCom Bhd	178,900	601
Energy (0.1%):
Serba Dinamik Holdings Bhd	974,090	387
Health Care (0.1%):
Supermax Corp. Bhd (a)	328,300	740
Information Technology (0.1%):
V.S. Industry Bhd	1,402,400	808
Materials (0.0%): (f)
Scientex Bhd	131,600	383
Real Estate (0.0%): (f)
Eco World Development Group Bhd (a)	3,234,300	302
		3,221
Mexico (3.2%):
Communication Services (0.5%):
America Movil SAB de CV, Series L, ADR	232,810	3,466
Consumer Staples (0.4%):
Kimberly-Clark de Mexico SAB de CV Class A	1,176,600	1,867
La Comer SAB de CV	334,534	691
		2,558
Energy (0.0%): (f)
Vista Oil & Gas SAB de CV, ADR (a)	108,136	287
Financials (0.7%):
Banco del Bajio SA (a) (b) (c)	259,784	324
Grupo Financiero Banorte SAB de CV Class O (a)	933,408	4,674
		4,998
Health Care (0.0%): (f)
Genomma Lab Internacional SAB de CV Class B (a)	386,754	378
Industrials (0.6%):
Controladora Vuela Cia de Aviacion SAB de CV, ADR (a)	201,873	2,112
Grupo Aeroportuario del Centro Norte SAB de CV, ADR (a) (c)	44,508	2,072
		4,184

See notes to financial statements.

11

USAA Mutual Funds Trust USAA Emerging Markets Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Materials (0.7%):
Grupo Cementos de Chihuahua SAB de CV	146,340	$768
Grupo Mexico SAB de CV Class B	1,124,009	4,080
		4,848
Real Estate (0.3%):
Corp Inmobiliaria Vesta SAB de CV	908,707	1,626
PLA Administradora Industrial S de RL de CV	257,638	368
Prologis Property Mexico SA de CV	208,080	450
		2,444
		23,163
Netherlands (0.3%):
Communication Services (0.3%):
Yandex NV Class A (a)	28,709	1,980
Philippines (0.3%):
Financials (0.3%):
BDO Unibank, Inc.	1,162,610	2,501
Poland (0.6%):
Communication Services (0.3%):
CD Projekt SA (a)	19,212	1,996
TEN Square Games SA	2,499	381
		2,377
Financials (0.3%):
Bank Pekao SA (a)	139,704	2,115
		4,492
Qatar (0.1%):
Energy (0.1%):
Qatar Gas Transport Co. Ltd.	533,763	474
Russian Federation (3.6%):
Communication Services (0.4%):
Mobile TeleSystems PJSC, ADR	319,720	2,759
Consumer Discretionary (0.4%):
Detsky Mir PJSC (b)	1,480,490	2,724
Energy (0.9%):
LUKOIL PJSC, ADR	53,199	3,511
Rosneft Oil Co. PJSC, GDR	560,208	3,241
		6,752
Financials (1.8%):
Moscow Exchange MICEX PJSC	174,030	350
Sberbank of Russia PJSC, ADR	329,191	4,388
Sberbank of Russia PJSC	2,644,992	8,615
		13,353

See notes to financial statements.

12

USAA Mutual Funds Trust USAA Emerging Markets Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Materials (0.1%):
Polymetal International PLC	31,259	$651
		26,239
Saudi Arabia (0.3%):
Health Care (0.0%): (f)
Mouwasat Medical Services Co.	10,306	354
Industrials (0.3%):
Saudi Industrial Services Co.	263,794	2,123
		2,477
Singapore (0.4%):
Communication Services (0.4%):
Sea Ltd., ADR (a)	15,549	2,805
South Africa (1.5%):
Communication Services (0.4%):
MTN Group Ltd.	612,787	2,633
Consumer Discretionary (0.2%):
Mr. Price Group Ltd.	163,546	1,711
Energy (0.1%):
Exxaro Resources Ltd.	45,396	348
Financials (0.3%):
Standard Bank Group Ltd.	285,131	2,229
Industrials (0.0%): (f)
Barloworld Ltd.	72,243	325
Materials (0.5%):
African Rainbow Minerals Ltd.	59,059	914
Impala Platinum Holdings Ltd.	221,767	2,321
		3,235
		10,481
Taiwan (10.9%):
Communication Services (0.1%):
International Games System Co. Ltd.	20,000	477
Consumer Discretionary (0.9%):
Gourmet Master Co. Ltd.	103,000	518
Makalot Industrial Co. Ltd.	406,000	2,631
Merida Industry Co. Ltd.	98,000	858
Nien Made Enterprise Co. Ltd.	28,000	330
Poya International Co. Ltd.	19,000	399
Topkey Corp.	277,000	1,625
		6,361
Financials (0.9%):
Chailease Holding Co. Ltd.	531,444	2,916
King's Town Bank Co. Ltd.	404,000	542
Yuanta Financial Holding Co. Ltd.	4,824,640	3,236
		6,694

See notes to financial statements.

13

USAA Mutual Funds Trust USAA Emerging Markets Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Health Care (0.3%):
Ginko International Co. Ltd.	64,000	$335
Universal Vision Biotechnology Co. Ltd.	190,000	1,980
		2,315
Industrials (0.5%):
Chicony Power Technology Co. Ltd.	246,000	581
Evergreen Marine Corp. Ltd. (a)	642,000	556
Kung Long Batteries Industrial Co. Ltd.	72,000	354
Sunonwealth Electric Machine Industry Co. Ltd.	975,000	1,927
		3,418
Information Technology (8.1%):
Chipbond Technology Corp.	329,000	743
Elan Microelectronics Corp.	170,000	788
Elite Material Co. Ltd.	64,000	350
Gigabyte Technology Co. Ltd.	165,000	455
Globalwafers Co. Ltd.	166,000	3,247
Hon Hai Precision Industry Co. Ltd., GDR	379,771	2,213
Largan Precision Co. Ltd.	17,406	1,969
Lite-On Technology Corp.	277,000	467
MediaTek, Inc.	283,000	6,989
Nanya Technology Corp.	1,436,000	3,645
Parade Technologies Ltd.	21,000	763
Radiant Opto-Electronics Corp.	185,000	754
Silicon Motion Technology Corp., ADR	81,687	3,241
Simplo Technology Co. Ltd.	48,000	558
Sinbon Electronics Co. Ltd.	141,000	965
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	78,148	7,582
Taiwan Semiconductor Manufacturing Co. Ltd.	1,157,000	19,696
Tripod Technology Corp.	154,000	662
Unimicron Technology Corp.	210,000	663
Wistron Corp.	412,000	431
Zhen Ding Technology Holding Ltd.	498,000	2,158
		58,339
Real Estate (0.1%):
Chong Hong Construction Co. Ltd.	168,000	489
		78,093
Thailand (0.7%):
Consumer Discretionary (0.1%):
Sri Trang Agro-Industry PCL	402,800	356
Financials (0.4%):
Siam Commercial Bank PCL Class R	918,100	2,591
Thanachart Capital PCL	314,500	353
		2,944
Industrials (0.0%): (f)
Gunkul Engineering PCL	3,617,700	299

See notes to financial statements.

14

USAA Mutual Funds Trust USAA Emerging Markets Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Information Technology (0.1%):
Hana Microelectronics PCL Class R	424,200	$599
Real Estate (0.1%):
AP Thailand PCL	2,569,500	594
Origin Property PCL	1,800,500	462
		1,056
		5,254
Turkey (0.4%):
Consumer Discretionary (0.1%):
Arcelik A/S (a) (c)	172,713	603
Consumer Staples (0.1%):
Coca-Cola Icecek A/S	60,535	434
Industrials (0.0%): (f)
Tekfen Holding A/S (c)	117,716	219
Utilities (0.2%):
Enerjisa Enerji A/S (b)	1,256,538	1,738
		1,738
		2,994
United Arab Emirates (0.1%):
Industrials (0.1%):
Aramex PJSC	449,110	490
United Kingdom (1.2%):
Consumer Staples (0.4%):
Unilever PLC	55,219	3,347
Materials (0.8%):
Anglo American PLC	101,663	2,960
Antofagasta PLC	165,276	2,729
		5,689
		9,036
United States (0.4%):
Industrials (0.4%):
Bizlink Holding, Inc.	328,000	2,819
		2,819
Total Common Stocks (Cost $503,433)		705,238
Rights (0.0%) (f)
Taiwan (0.0%):
Information Technology (0.0%):
Simplo Technology Co. Ltd. , Expires 03/26/21 (a) (d) (e)	1,757	—
Total Rights (Cost $—)		—

See notes to financial statements.

15

USAA Mutual Funds Trust USAA Emerging Markets Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Exchange-Traded Funds (0.0%) (f)
United States (0.0%):
iShares MSCI Emerging Markets Small-Cap ETF	2,824	$141
Total Exchange-Traded Funds (Cost $138)		141
Collateral for Securities Loaned^ (0.4%)
United States (0.4%):
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.02% (g)	1,080,656	1,081
HSBC U.S. Government Money Market Fund I Shares, 0.03% (g)	1,953,751	1,954
Total Collateral for Securities Loaned (Cost $3,035)		3,035
Total Investments (Cost $506,606) — 98.6%		708,414
Other assets in excess of liabilities — 1.4%		9,707
NET ASSETS — 100.00%		$718,121

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of November 30, 2020, the fair value of these securities was $21,182 (thousands) and amounted to 2.9% of net assets.

(c)  All or a portion of this security is on loan.

(d)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of November 30, 2020, illiquid securities were 0.4% of the Fund's net assets.

(e)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of the Fund's net assets as of November 30, 2020. This security is classified as Level 3 within the fair value hierarchy. (See Note 2)

(f)  Amount represents less than 0.05% of net assets.

(g)  Rate disclosed is the daily yield on November 30, 2020.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

GDR — Global Depositary Receipt

PCL — Public Company Limited

PLC — Public Limited Company

See notes to financial statements.

16

USAA Mutual Funds Trust	Statement of Assets and Liabilities November 30, 2020

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Emerging Markets Fund
Assets:
Investments, at value (Cost $506,606)	$708,414	(a)
Foreign currency, at value (Cost $471)	475
Cash and cash equivalents	13,451
Receivables:
Interest and dividends	234
Capital shares issued	245
Investments sold	3,675
Reclaims	18
From Adviser	46
Prepaid expenses	31
Total assets	726,589
Liabilities:
Payables:
Collateral received on loaned securities	3,035
Investments purchased	2,177
Capital shares redeemed	935
Accrued foreign capital gains taxes	1,458
Accrued expenses and other payables:
Investment advisory fees	561
Administration fees	72
Custodian fees	58
Transfer agent fees	81
Compliance fees	—	(b)
12b-1 fees	1
Other accrued expenses	90
Total liabilities	8,468
Net Assets:
Capital	631,489
Total accumulated earnings/(loss)	86,632
Net assets	$718,121
Net Assets
Fund Shares	$330,969
Institutional Shares	381,373
Class A shares	5,779
Total	$718,121
Shares (unlimited number of shares authorized with no par value):
Fund Shares	15,785
Institutional Shares	18,202
Class A shares	277
Total	34,264
Net asset value, offering and redemption price per share: (c)
Fund Shares	$20.97
Institutional Shares	$20.95
Class A shares	$20.83
Maximum Sales Charge — Class A shares	5.75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A shares	$22.10

(a)  Includes $2,907 of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

17

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended November 30, 2020

(Amounts in Thousands)  (Unaudited)

USAA Emerging Markets Fund
Investment Income:
Dividends	$9,337
Interest	2
Securities lending (net of fees)	37
Foreign tax withholding	(1,002)
Total income	8,374
Expenses:
Investment advisory fees	3,302
Administration fees — Fund Shares	235
Administration fees — Institutional Shares	183
Administration fees — Class A shares	4
Sub-Administration fees	38
12b-1 fees — Class A shares	7
Custodian fees	213
Transfer agent fees — Fund Shares	404
Transfer agent fees — Institutional Shares	183
Transfer agent fees — Class A shares	2
Trustees' fees	26
Compliance fees	2
Legal and audit fees	64
State registration and filing fees	30
Interfund lending fees	— (a)
Other expenses	65
Total expenses	4,758
Expenses waived/reimbursed by Adviser	(135)
Net expenses	4,623
Net Investment Income (Loss)	3,751
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency translations	32,657
Foreign taxes on realized gains	(29)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations	140,585
Net change in accrued foreign taxes on unrealized gains	(1,407)
Net realized/unrealized gains (losses) on investments	171,806
Change in net assets resulting from operations	$175,557

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

18

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Emerging Markets Fund
	Six Months Ended November 30, 2020 (unaudited)	Year Ended May 31, 2020
From Investments:
Operations:
Net investment income (loss)	$3,751	$11,331
Net realized gains (losses) from investments	32,628	2,277
Net change in unrealized appreciation/depreciation on investments	139,178	(43,928)
Change in net assets resulting from operations	175,557	(30,320)
Distributions to Shareholders:
Fund Shares	—	(1,181)
Institutional Shares	—	(1,681)
Class A shares	—	(12)
Change in net assets resulting from distributions to shareholders	—	(2,874)
Change in net assets resulting from capital transactions	(71,007)	(190,423)
Change in net assets	104,550	(223,617)
Net Assets:
Beginning of period	613,571	837,188
End of period	$718,121	$613,571
Capital Transactions:
Fund Shares
Proceeds from shares issued	$8,242	$35,895
Distributions reinvested	—	1,167
Cost of shares redeemed	(39,511)	(78,125)
Total Fund Shares	$(31,269)	$(41,063)
Institutional Shares
Proceeds from shares issued	$4,062	$28,712
Distributions reinvested	—	1,680
Cost of shares redeemed	(43,779)	(179,763)
Total Institutional Shares	$(39,717)	$(149,371)
Class A shares
Proceeds from shares issued	$4,790	$18
Distributions reinvested	—	— (a)
Cost of shares redeemed	(4,811)	(7)
Total Class A shares	$(21)	$11
Change in net assets resulting from capital transactions	$(71,007)	$(190,423)

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

19

USAA Mutual Funds Trust	Statements of Changes in Net Assets — continued

(Amounts in Thousands)

	USAA Emerging Markets Fund
	Six Months Ended November 30, 2020 (unaudited)	Year Ended May 31, 2020
Share Transactions:
Fund Shares
Issued	432	2,094
Reinvested	—	61
Redeemed	(2,089)	(4,572)
Total Fund Shares	(1,657)	(2,417)
Institutional Shares
Issued	218	1,679
Reinvested	—	88
Redeemed	(2,289)	(10,272)
Total Institutional Shares	(2,071)	(8,505)
Class A shares
Issued	278	1
Reinvested	—	— (a)
Redeemed	(280)	— (a)
Total Class A shares	(2)	1
Change in Shares	(3,730)	(10,921)

(a)  Rounds to less than 1 thousand.

See notes to financial statements.

20

This page is intentionally left blank.

21

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
USAA Emerging Markets Fund
Fund Shares
Six Months Ended November 30, 2020 (unaudited)	$16.16	0.09	(e)	4.72	4.81	—	—
Year Ended May 31, 2020	$17.14	0.25	(e)	(1.17)	(0.92)	(0.06)	(0.06)
Year Ended May 31, 2019	$18.84	0.17		(1.67)	(1.50)	(0.20)	(0.20)
Year Ended May 31, 2018	$17.60	0.16		1.15	1.31	(0.07)	(0.07)
Year Ended May 31, 2017	$14.24	0.07		3.43	3.50	(0.14)	(0.14)
Year Ended May 31, 2016	$16.46	0.11	(e)	(2.22)	(2.11)	(0.11)	(0.11)
Institutional Shares
Six Months Ended November 30, 2020 (unaudited)	$16.14	0.11	(e)	4.70	4.81	—	—
Year Ended May 31, 2020	$17.10	0.29	(e)	(1.17)	(0.88)	(0.08)	(0.08)
Year Ended May 31, 2019	$18.79	0.18		(1.62)	(1.44)	(0.25)	(0.25)
Year Ended May 31, 2018	$17.55	0.20		1.14	1.34	(0.10)	(0.10)
Year Ended May 31, 2017	$14.21	0.12	(e)	3.40	3.52	(0.18)	(0.18)
Year Ended May 31, 2016	$16.42	0.18		(2.25)	(2.07)	(0.14)	(0.14)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two year period beginning July 1, 2019 and in effect through September 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Reflects total annual operating expenses for reductions of expenses paid indirectly for the May 31 fiscal years ended 2019, 2018, 2017 and 2016. Expenses paid indirectly decreased the expense ratio for each of these respective years by less than 0.01%.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Per share net investment income (loss) has been calculated using the average daily shares method.

See notes to financial statements.

22

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

			Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, End of Period	Total Return (Excludes Sales Charges)*(a)	Net Expenses^(b)(c)	Net Investment Income (Loss)(b)	Gross Expenses(b)(c)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(d)
USAA Emerging Markets Fund
Fund Shares
Six Months Ended November 30, 2020 (unaudited)	$20.97	29.68%	1.45%	0.99%	1.49%	$330,969	36%
Year Ended May 31, 2020	$16.16	(5.41)%	1.48%	1.44%	1.54%	$281,937	124	%(f)
Year Ended May 31, 2019	$17.14	(7.86)%	1.48%	1.02%	1.48%	$340,465	68%
Year Ended May 31, 2018	$18.84	7.41%	1.46%	0.86%	1.46%	$402,401	59%
Year Ended May 31, 2017	$17.60	24.70%	1.51%	0.50%	1.51%	$374,130	45%
Year Ended May 31, 2016	$14.24	(12.77)%	1.58%	0.73%	1.58%	$302,012	47%
Institutional Shares
Six Months Ended November 30, 2020 (unaudited)	$20.95	29.80%	1.26%	1.19%	1.29%	$381,373	36%
Year Ended May 31, 2020	$16.14	(5.17)%	1.29%	1.67%	1.33%	$327,156	124	%(f)
Year Ended May 31, 2019	$17.10	(7.58)%	1.25%	1.24%	1.25%	$491,978	68%
Year Ended May 31, 2018	$18.79	7.62%	1.28%	1.09%	1.28%	$596,185	59%
Year Ended May 31, 2017	$17.55	24.93%	1.29%	0.75%	1.29%	$585,468	45%
Year Ended May 31, 2016	$14.21	(12.53)%	1.30%	1.11%	1.30%	$603,981	47%

(f)  Reflects increased trading activity due to current year transition or asset allocation shift.

(continues on next page)

See notes to financial statements.

23

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
USAA Emerging Markets Fund
Class A shares
Six Months Ended November 30, 2020 (unaudited)	$16.08	0.06	(e)	4.69	4.75	—	—
Year Ended May 31, 2020	$17.08	0.20	(e)	(1.16)	(0.96)	(0.04)	(0.04)
Year Ended May 31, 2019	$18.76	0.10		(1.62)	(1.52)	(0.16)	(0.16)
Year Ended May 31, 2018	$17.55	0.12		1.13	1.25	(0.04)	(0.04)
Year Ended May 31, 2017	$14.20	0.05		3.42	3.47	(0.12)	(0.12)
Year Ended May 31, 2016	$16.40	0.09		(2.21)	(2.12)	(0.08)	(0.08)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two year period beginning July 1, 2019 and in effect through September 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Reflects total annual operating expenses for reductions of expenses paid indirectly for the May 31 fiscal years ended 2019, 2018, 2017 and 2016. Expenses paid indirectly decreased the expense ratio for each of these respective years by less than 0.01%.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Per share net investment income (loss) has been calculated using the average daily shares method.

See notes to financial statements.

24

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

			Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return (Excludes Sales Charges)*(a)	Net Expenses^(b)(c)		Net Investment Income (Loss)(b)	Gross Expenses(b)(c)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(d)
USAA Emerging Markets Fund
Class A shares
Six Months Ended November 30, 2020 (unaudited)	$20.83	29.54%	1.72%		0.66%	1.98%	$5,779	36%
Year Ended May 31, 2020	$16.08	(5.65)%	1.75%		1.13%	1.76%	$4,478	124	%(h)
Year Ended May 31, 2019	$17.08	(8.07)%	1.75%		0.73%	1.79%	$4,745	68%
Year Ended May 31, 2018	$18.76	7.09%	1.72	%(f)	0.61%	1.81%	$5,186	59%
Year Ended May 31, 2017	$17.55	24.53%	1.66	%(g)	0.35%	1.87%	$4,864	45%
Year Ended May 31, 2016	$14.20	(12.93)%	1.75%		0.60%	1.92%	$3,931	47%

(f)  Prior to October 1, 2017, USAA Asset Management Company ("AMCO") (previous Investment Adviser) voluntarily agreed to limit the annual expenses of the Class A shares to 1.65% of the Class A shares' average daily net assets.

(g)  Prior to October 1, 2016, AMCO voluntarily agreed to limit the annual expenses of the Class A shares to 1.75% of the Class A shares' average daily net assets.

(h)  Reflects increased trading activity due to current year transition or asset allocation shift.

See notes to financial statements.

25

USAA Mutual Funds Trust	Notes to Financial Statements November 30, 2020

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Emerging Markets Fund (the "Fund"). The Fund offers three classes of shares: Fund Shares, Institutional Shares and Class A shares. The Fund is classified as diversified under the 1940 Act.

Effective June 29, 2020, the Fund's Adviser Shares were redesignated Class A shares and became subject to a front-end sales charge.

Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

26

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund's NAV is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are considered as Level 2 in the fair value hierarchy.

A summary of the valuations as of November 30, 2020, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3		Total
Common Stocks	$199,395	$505,843	$—	(a)	$705,238
Rights	—	—	—	(a)	—
Exchange-Traded Funds	141	—	—		141
Collateral for Securities Loaned	3,035	—	—		3,035
Total	$202,571	$505,843	$—	(a)	$708,414

(a)  Amount rounds to less than $1 thousand.

For the six months ended November 30, 2020, there were no transfers in or out of the Level 3 fair value hierarchy.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

27

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Foreign Exchange Currency Contracts:

The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund's foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of November 30, 2020, the Fund had no open forward foreign exchange currency contracts.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends, and gains as a result of certain investments in ADRs by the Fund has been provided for in accordance with each investment's applicable country's tax rules and rates.

28

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

Securities Lending:

The Fund, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100 thousand. Collateral may be cash, U.S. government securities, or other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. Cash collateral may be invested in high-quality short-term investments, primarily open-end investment companies. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Noncash collateral received by the Fund may not be sold or re-pledged, except to satisfy borrower default. Cash collateral is listed on the Fund's Schedule of Portfolio Investments and Financial Statements while non-cash collateral is not included.

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of November 30, 2020.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$2,907	$—	$3,035

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, including foreign currency arising from in-kind redemptions, are disclosed as net realized gains or losses from investment transactions and foreign currency translations on the Statement of Operations.

Foreign Taxes:

The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal

29

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of May 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, 12b-1 fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended November 30, 2020, were as follows for the Fund (amounts in thousands):

Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)
$236,426	$310,731

There were no purchases and sales of U.S. government securities during the six months ended November 30, 2020

4. Affiliated Fund Ownership:

The Fund offers its shares for investment by other USAA Mutual Funds. The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds' annual and semi-annual reports may be viewed at vcm.com. As of November 30, 2020, certain fund-of-funds owned total outstanding shares of the Fund as follows:

Affiliated USAA Mutual Funds	Percent
USAA Cornerstone Conservative Fund	0.4%
USAA Cornerstone Equity Fund	1.2%

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 1.00% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended November 30, 2020, are reflected on the Statement of Operations as Investment Advisory fees.

30

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the prior investment adviser to the Fund announced that AMCO would be acquired by Victory Capital Holdings Inc. (the "Transaction"). A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and Victory Capital Management Inc. ("Victory Capital"). The Transaction closed on July 1, 2019. Effective July 1, 2019, VCM replaced AMCO as the investment adviser to the Fund and no performance adjustments were made for the periods beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter is utilized in calculating future performance adjustments.

The performance adjustment for each share class is accrued daily and calculated monthly by comparing each class' performance to that of the Lipper Emerging Markets Funds Index. The Lipper Emerging Markets Funds Index tracks the total return performance of each class within the Lipper Emerging Markets Funds category.

The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)(a)
+/- 100 to 400	+/- 4
+/- 401 to 700	+/- 5
+/- 701 and greater	+/- 6

(a) Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point. Average daily net assets of the share class are calculated over a rolling 36 month period.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Emerging Markets Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period July 1, 2020 through November 30, 2020, performance adjustments for Fund Shares, Institutional Shares and Class A shares were $(54), $(64) and $(1) thousand, respectively. For the Fund Shares, Institutional Shares and Class A shares performance adjustments were (0.03)%, (0.03)% and (0.03)% of average daily net assets, respectively.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets.

VCM entered into Investment Subadvisory Agreements with Brandes Investment Partners, L.P. (Effective June 30, 2020 Brandes no longer manages the Fund.) Lazard Asset Management LLC ("Lazard"), under which Brandes and Lazard, each direct the investment and reinvestment of a portion of the Fund's assets (as allocated from time to time by VCM). This arrangement provides for monthly fees that are paid by VCM. VCM (not the Fund) pays the subadviser fees.

31

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Administration, Servicing and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.15% of average daily net assets of the Fund Shares and Class A shares, 0.10% of average daily net assets of the Institutional Shares, respectively. Amounts incurred for the six months ended November 30, 2020, are reflected on the Statement of Operations as Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended November 30, 2020, are reflected on the Statement of Operations as Compliance fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended November 30, 2020, are reflected on the Statement of Operations as Sub-Administration fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares and Class A shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended November 30, 2020, are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust. Effective June 30, 2020, the Distributor's name was changed from Victory Capital Advisers, Inc.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A shares. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A shares of the Fund. Amounts incurred and paid to VCTA for the six months ended November 30, 2020, are reflected on the Statement of Operations as 12b-1 fees. In addition, the Distributor is entitled to receive commission on sales of the Class A shares of the Fund. For the six months ended November 30, 2020, the Distributor did not receive any commissions.

32

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended November 30, 2020, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least September 30, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of November 30, 2020, the expense limits (excluding voluntary waivers) are 1.48%, 1.29% and 1.75% for the Fund Shares, Institutional Shares, and Class A shares, respectively.

Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.

As of November 30, 2020, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at November 30, 2020.

Expires May 31, 2023	Expires May 31, 2024	Total
$345	$135	$480

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended November 30, 2020.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Sub-Administrator, Sub-Fund Accountant, and Legal.

6. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Geopolitical/Natural Disaster Risk — Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. Likewise, systemic market dislocations of the kind that occurred during the financial crisis that began in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund's investments. Some countries, including the United States, are adopting more protectionist trade policies and moving away from the tighter financial industry regulations that followed the 2008 financial crisis, which may also affect the value of a Fund's investments.

33

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

Political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of a Fund's investments, increase uncertainty in or impair the operation of the U.S. or other securities markets and degrade investor and consumer confidence, perhaps suddenly and to a significant degree.

An outbreak of disease called COVID-19 has spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and consumer activity, significant challenges in healthcare service preparation and delivery, quarantines and general concern and uncertainty. These negative impacts have caused significant volatility and declines in global financial markets, which have caused losses for Fund investors during and subsequent to period end. The impact of the COVID-19 pandemic last for an extended period of time, and could result in a substantial economic downturn or recession. Public health crises may exacerbate other pre-existing political, social, economic, market and financial risks. The extent of the impact to the financial performance of the Funds' investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Stock Market Risk — Overall stock market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.

Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.

Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

7. Borrowing and Interfund Lending:

Line of Credit:

For the six months ended November 30, 2020, the Victory Funds Complex participated in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2020 with a termination date of June 28, 2021. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. For the six months ended November 30, 2020, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Effective June 29, 2020, under an amended Line of Credit agreement, Citibank will also receive an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex will pay a pro-rata portion of the upfront fee. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.

34

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

The Fund had no borrowings under the Line of Credit agreement during the six months ended November 30, 2020.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Fund, that is permitted to participate in the Facility, in the Victory Funds Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period is reflected on the Statement of Operations under Income on Interfund lending.

The average borrowing or lending for the days outstanding and average interest rate for the Fund during the six months ended November 30, 2020 were as follows (amounts in thousands):

Borrower or Lender	Amount Outstanding at November 30, 2020	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
Borrower	$—	$4,209	4	0.63%	$4,973

*  For the six months ended November 30, 2020, based on the number of days borrowings were outstanding.

8. Federal Income Tax Information:

The Fund intends to declare and distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending May 31, 2021.

At May 31, 2020, the Fund had net capital loss carryforwards as shown in the table below (amounts in thousands).

Short-Term Amount	Long-Term Amount	Total
$124,591	$20,961	$145,552

35

USAA Mutual Funds Trust	Supplemental Information November 30, 2020

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2020 through November 30, 2020.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/1/20	Actual Ending Account Value 11/30/20	Hypothetical Ending Account Value 11/30/20	Actual Expenses Paid During Period 6/1/20- 11/30/20*	Hypothetical Expenses Paid During Period 6/1/20- 11/30/20*	Annualized Expense Ratio During Period 6/1/20- 11/30/20
Fund Shares	$1,000.00	$1,296.80	$1,017.80	$8.35	$7.33	1.45%
Institutional Shares	1,000.00	1,298.00	1,018.75	7.26	6.38	1.26%
Class A shares	1,000.00	1,295.40	1,016.44	9.90	8.69	1.72%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

36

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

25559-0121

NOVEMBER 30, 2020

Semi Annual Report

USAA Government Securities Fund

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports may no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396 or by submitting your request via email to TA.Processing@FISGlobal.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396 or by submitting your request via email to TA.Processing@FISGlobal.com.

Your election to receive reports in paper will apply to all funds held with the USAA Mutual Funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member of FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logo are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	12
Notes to Financial Statements	16
Supplemental Information	26
Proxy Voting and Portfolio Holdings Information	26
Expense Examples	26
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

1

USAA Mutual Funds Trust USAA Government Securities Fund	November 30, 2020

  (Unaudited)

Investment Objective & Portfolio Holdings:

The Fund's investment objective is to provide investors with a high level of current income consistent with preservation of principal.

Asset Allocation*:

November 30, 2020

(% of Net Assets)

* Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Government Securities Fund	Schedule of Portfolio Investments November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (2.8%)
Montana Higher Education Student Assistance Corp., Series 2012-1, Class A2, 1.15% (LIBOR01M+100bps), 5/20/30, Callable 10/20/30 @ 100 (a)	$5,563	$5,560
Navient Student Loan Trust, Series 2014-1, Class A3, 0.66% (LIBOR01M+51bps), 6/25/31, Callable 7/25/31 @ 100 (a)	2,375	2,324
Navient Student Loan Trust, Series 2016-2, Class A2, 1.20% (LIBOR01M+105bps), 6/25/65, Callable 6/25/32 @ 100 (a) (b)	657	658
Navient Student Loan Trust, Series 2019-1, Class A1, 0.48% (LIBOR01M+33bps), 12/27/67, Callable 2/25/32 @ 100 (a) (b)	418	418
Nelnet Student Loan Trust, Series 2006-3, Class B, 0.47% (LIBOR03M+25bps), 6/25/41, Callable 9/25/24 @ 100 (a)	2,725	2,432
Nelnet Student Loan Trust, Series 2015-3, Class A2, 0.75% (LIBOR01M+60bps), 2/27/51, Callable 7/25/34 @ 100 (a) (b)	3,881	3,849
PHEAA Student Loan Trust, Series 2011-1, Class A1, 1.33% (LIBOR03M+110bps), 6/25/38, Callable 3/25/29 @ 100 (a) (b)	2,270	2,270
SLM Student Loan Trust, Series 2006-4, Class B, 0.41% (LIBOR03M+20bps), 1/25/70, Callable 4/25/32 @ 100 (a)	4,060	3,741
SLM Student Loan Trust, Series 2013-6, Class A3, 0.80% (LIBOR01M+65bps), 6/25/55, Callable 11/25/28 @ 100 (a)	3,084	3,039
SunTrust Student Loan Trust, Series 2006-1A, Class B, 0.49% (LIBOR03M+27bps), 10/28/37, Callable 7/28/26 @ 100 (a) (b)	1,114	994
Total Asset-Backed Securities (Cost $25,698)		25,285
Municipal Bonds (5.0%)
Kansas (0.4%):
Kansas Development Finance Authority Revenue, Series H, 3.94%, 4/15/26	3,000	3,447
Louisiana (0.6%):
State of Louisiana, GO, Series C-1, 0.84%, 6/1/25	5,000	5,029
Michigan (0.2%):
Michigan State Building Authority Revenue, Series II, 0.46%, 10/15/22	1,500	1,506
Ohio (0.3%):
State of Ohio, GO, Series A, 1.78%, 8/1/32	3,000	3,074
Texas (2.5%):
Boerne School District, GO, 1.77%, 2/1/32, Continuously Callable @ 100 (c)	650	656
City of Abilene, GO 2.41%, 2/15/26	1,715	1,832
2.54%, 2/15/27	1,195	1,285
2.64%, 2/15/29	1,000	1,083
City of Houston Texas Combined Utility System Revenue, 3.72%, 11/15/28	1,530	1,799
City of Houston, Texas Combined Utility System Revenue, 3.82%, 11/15/29, Continuously Callable @ 100	3,000	3,528
State of Texas, GO 1.61%, 10/1/22	1,585	1,624
2.53%, 10/1/31, Continuously Callable @ 100	3,500	3,828

See notes to financial statements.

3

USAA Mutual Funds Trust USAA Government Securities Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Texas Public Finance Authority State of Texas, GO Series C, 2.83%, 10/1/25	$3,000	$3,313
Series C, 3.01%, 10/1/26, Continuously Callable @ 100	4,000	4,425
		23,373
Virginia (1.0%):
Virginia Public Building Authority Revenue Series C, 2.25%, 8/1/26	1,370	1,445
Series C, 2.40%, 8/1/27	1,475	1,561
Series C, 2.56%, 8/1/29	2,700	2,865
Virginia Public School Authority Revenue, Series C, 0.55%, 8/1/23	3,000	3,005
		8,876
Total Municipal Bonds (Cost $42,306)		45,305
U.S. Government Agency Mortgages (62.2%)
Federal Home Loan Mortgage Corporation 5.00%, 1/1/21	1	1
Series K715, Class A2, 2.86%, 1/25/21	3,758	3,758
Series K019, Class A2, 2.27%, 3/25/22	2,160	2,187
Series K026, Class A1, 1.69%, 4/25/22	1,136	1,144
Series K720, Class A2, 2.72%, 6/25/22	4,000	4,080
Series K022, Class A2, 2.36%, 7/25/22	3,000	3,062
Series K023, Class A2, 2.31%, 8/25/22	10,000	10,221
Series K026, Class A2, 2.51%, 11/25/22	5,000	5,152
Series K027, Class A2, 2.64%, 1/25/23	5,000	5,176
Series K029, Class A2, 3.32%, 2/25/23 (d)	3,000	3,173
Series K722, Class A2, 2.41%, 3/25/23	3,000	3,108
Series K725, Class A2, 3.00%, 1/25/24	5,000	5,360
Series K037, Class A2, 3.49%, 1/25/24	10,030	10,841
Series K038, Class A2, 3.39%, 3/25/24	3,000	3,259
Series K727, Class A2, 2.95%, 7/25/24	20,000	21,514
Series K052, Class A1, 2.60%, 1/25/25	2,575	2,683
Series K045, Class A2, 3.02%, 1/25/25	3,000	3,273
Series K730, Class A2, 3.59%, 1/25/25	5,000	5,554
Series K048, Class A2, 3.28%, 6/25/25 (d)	10,000	11,093
Series K056, Class A1, 2.20%, 7/25/25	4,041	4,209
Series K049, Class A2, 3.01%, 7/25/25	4,000	4,401
Series KC02, Class A2, 3.37%, 7/25/25 (e)	30,000	32,235
Series K733, Class A2, 3.75%, 8/25/25 - 9/25/25	20,000	22,436
Series K051, Class A2, 3.31%, 9/25/25	20,000	22,339
Series KIR1, Class A2, 2.85%, 3/25/26 (e)	7,709	8,507
Series K056, Class A2, 2.53%, 5/25/26	5,000	5,444
Series K057, Class A2, 2.57%, 7/25/26	17,000	18,553
Series K061, Class A1, 3.01%, 8/25/26	2,170	2,326
Series 3987, Class A, 2.00%, 9/15/26	1,103	1,118
Series K059, Class A2, 3.12%, 9/25/26 (d)	4,500	5,047
Series K061, Class A2, 3.35%, 11/25/26 (d)	4,000	4,557
Series K066, Class A2, 3.12%, 6/25/27	3,000	3,394
Series K067, Class A2, 3.19%, 7/25/27	9,274	10,563
Series K069, Class A2, 3.19%, 9/25/27 (d)	2,879	3,286

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Government Securities Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Series K071, Class A2, 3.29%, 11/25/27	$5,000	$5,749
Series K080, Class A2, 3.93%, 7/25/28 (d)	15,000	17,874
Series K081, Class A2, 3.90%, 8/25/28 (d)	13,000	15,491
Series K082, Class A2, 3.92%, 9/25/28 (d)	5,000	5,958
3.00%, 3/1/32 - 6/1/42	18,139	19,150
3.50%, 10/1/33 - 8/1/48	16,558	17,589
4.00%, 10/1/33 - 8/1/48	15,581	16,609
5.50%, 12/1/35	430	504
Series 3134, Class FA, 0.44% (LIBOR01M+30bps), 3/15/36 (a)	609	610
Series 4023, Class PF, 0.69% (LIBOR01M+55bps), 10/15/41 (a)	809	816
4.50%, 9/1/48	2,893	3,142
Series K078, Class A2, 3.85%, 6/25/51	12,500	14,876
		371,422
Federal National Mortgage Association 3.50%, 5/1/21 - 2/1/50	15,924	16,958
2.63%, 9/1/21	10,000	10,031
2.42%, 11/1/22	19,603	19,999
2.50%, 4/1/23	8,265	8,502
Series M1, Class A2, 3.23%, 7/25/23 (d)	1,051	1,115
Series M7, Class AV2, 2.16%, 10/25/23	4,664	4,825
Series M13, Class A2, 2.80%, 6/25/25 (d)	2,356	2,555
Series M1, Class A1, 2.50%, 9/25/26 (d)	634	648
3.00%, 2/1/27 - 2/1/50	10,346	10,826
Series M8, Class A2, 3.06%, 5/25/27 (d)	4,000	4,506
Series M12, Class A2, 3.18%, 6/25/27 (d)	6,250	7,067
Series 73, Class DC, 1.50%, 7/25/27 - 10/25/27	4,570	4,647
Series 102, Class GA, 1.38%, 9/25/27	1,004	1,017
Series M4, Class A2, 3.15%, 3/25/28 (d)	2,842	3,229
Series M10, Class A2, 3.48%, 7/25/28 (d)	8,049	9,338
Series 29, Class FY, 0.45% (LIBOR01M+60bps), 4/25/35 - 8/25/37 (a)	2,049	2,050
5.00%, 12/1/35	608	697
5.50%, 11/1/37	175	206
6.00%, 5/1/38	342	391
4.00%, 8/1/39 - 2/1/50	30,849	32,923
		141,530
Government National Mortgage Association 8.50%, 6/15/21	1	1
6.00%, 8/15/22 - 12/15/38	7,930	9,173
8.00%, 12/20/22 - 9/15/30	328	376
4.50%, 4/20/24 - 1/15/41	19,406	21,655
7.00%, 5/15/27 - 7/15/32	1,014	1,152
7.50%, 2/15/28 - 11/15/31	221	250
6.50%, 5/15/28 - 8/20/34	2,178	2,523
6.75%, 5/15/28	7	7
5.50%, 4/20/33 - 6/15/39	12,591	14,375
5.00%, 5/20/33 - 2/15/39	3,643	4,078
4.00%, 7/15/40 - 11/20/40	4,091	4,505
		58,095
Total U.S. Government Agency Mortgages (Cost $527,480)		571,047

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Government Securities Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
U.S. Treasury Obligations (26.1%)
U.S. Treasury Notes 2.63%, 6/15/21	$20,000	$20,271
2.13%, 6/30/21	3,000	3,035
2.63%, 7/15/21	15,000	15,235
2.75%, 8/15/21	10,000	10,186
2.75%, 9/15/21	35,000	35,725
2.88%, 11/15/21	10,000	10,263
2.00%, 2/15/22	3,000	3,068
2.13%, 6/30/22	20,000	20,624
1.88%, 7/31/22 (e)	10,000	10,287
1.63%, 8/31/22	20,000	20,515
2.00%, 11/30/22	11,000	11,405
1.38%, 6/30/23	5,000	5,155
2.13%, 11/30/23	22,000	23,277
2.00%, 6/30/24	20,000	21,261
1.88%, 8/31/24	10,000	10,606
2.25%, 11/15/24	5,000	5,390
2.13%, 11/30/24	4,000	4,295
2.00%, 2/15/25	4,000	4,285
2.13%, 5/15/25	4,500	4,860
Total U.S. Treasury Obligations (Cost $231,377)		239,743
Investment Companies (0.0%) (f)
Federated Treasury Obligations Fund Institutional Shares, 0.35% (g)	176	176
Total Investment Companies (Cost $176)		176
Repurchase Agreements (3.0%)
Credit Agricole CIB NY, 0.08%, 12/1/20, purchased on 11/30/20, with maturity date of 12/1/20, with a value of $27,500,061, (collateralized by U.S. Treasury Inflation Bond Index, 2.13%, 2/15/41, with a value of $28,050,079)	27,500	27,500
Total Repurchase Agreements (Cost $27,500)		27,500
Total Investments (Cost $854,537) — 99.1%		909,056
Other assets in excess of liabilities — 0.9%		8,571
NET ASSETS — 100.00%		$917,627

(a)  Variable or Floating-Rate Security. Rate disclosed is as of November 30, 2020.

(b)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of November 30, 2020, the fair value of these securities was $8,189 (thousands) and amounted to 0.9% of net assets.

(c)  Security or portion of security purchased on a delayed-delivery and/or when-issued basis.

(d)  The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at November 30, 2020.

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Government Securities Fund	Schedule of Portfolio Investments — continued November 30, 2020

  (Unaudited)

(e)  All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(f)  Amount represents less than 0.05% of net assets.

(g)  Rate disclosed is the daily yield on November 30, 2020.

bps — Basis points

Continuously callable — Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.

GO — General Obligation

LIBOR — London InterBank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of November 30, 2020, based on the last reset date of the security

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of November 30, 2020, based on the last reset date of the security

See notes to financial statements.

7

USAA Mutual Funds Trust	Statement of Assets and Liabilities November 30, 2020

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

USAA Government Securities Fund
Assets:
Investments, at value (Cost $827,037)	$881,556
Repurchase agreements, at value (Cost $27,500)	27,500
Cash and cash equivalents	6,749
Receivables:
Interest	3,007
Capital shares issued	19
From Adviser	5
Prepaid expenses	46
Total assets	918,882
Liabilities:
Payables:
Distributions	55
Investments purchased	651
Capital shares redeemed	288
Accrued expenses and other payables:
Investment advisory fees	44
Administration fees	91
Custodian fees	9
Transfer agent fees	73
Compliance fees	1
12b-1 fees	1
Other accrued expenses	42
Total liabilities	1,255
Net Assets:
Capital	855,494
Total accumulated earnings/(loss)	62,133
Net assets	$917,627
Net Assets
Fund Shares	$353,450
Institutional Shares	553,588
Class A shares	5,261
Class R6 Shares	5,328
Total	$917,627
Shares (unlimited number of shares authorized with no par value):
Fund Shares	34,745
Institutional Shares	54,408
Class A shares	517
Class R6 Shares	524
Total	90,194
Net asset value, offering and redemption price per share: (a)
Fund Shares	$10.17
Institutional Shares	$10.17
Class A shares	$10.17
Class R6 Shares	$10.17
Maximum Sales Charge — Class A shares	2.25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A shares	$10.40

(a)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

8

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended November 30, 2020

(Amounts in Thousands)   (Unaudited)

USAA Government Securities Fund
Investment Income:
Interest	$12,219
Total income	12,219
Expenses:
Investment advisory fees	343
Administration fees — Fund Shares	270
Administration fees — Institutional Shares	302
Administration fees — Class A shares	4
Administration fees — R6 Shares	2
Sub-Administration fees	11
12b-1 fees — Class A shares	7
Custodian fees	27
Transfer agent fees — Fund Shares	204
Transfer agent fees — Institutional Shares	302
Transfer agent fees — Class A shares	2
Transfer agent fees — Class R6 Shares	— (a)
Trustees' fees	26
Compliance fees	3
Legal and audit fees	41
State registration and filing fees	47
Other expenses	49
Total expenses	1,640
Expenses waived/reimbursed by Adviser	(11)
Net expenses	1,629
Net Investment Income (Loss)	10,590
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	5,166
Net change in unrealized appreciation/depreciation on investment securities	(9,386)
Net realized/unrealized gains (losses) on investments	(4,220)
Change in net assets resulting from operations	$6,370

(a)  Rounds to less than $1 thousand.
See notes to financial statements.

9

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Government Securities Fund
	Six Months Ended November 30, 2020 (unaudited)	Year Ended May 31, 2020
From Investments:
Operations:
Net investment income (loss)	$10,590	$26,082
Net realized gains (losses) from investments	5,166	6,122
Net change in unrealized appreciation/depreciation on investments	(9,386)	36,218
Change in net assets resulting from operations	6,370	68,422
Distributions to Shareholders:
Fund Shares	(4,106)	(8,215)
Institutional Shares	(7,127)	(18,360)
Class A shares	(52)	(108)
Class R6 Shares	(79)	(169)
Change in net assets resulting from distributions to shareholders	(11,364)	(26,852)
Change in net assets resulting from capital transactions	(92,957)	(107,815)
Change in net assets	(97,951)	(66,245)
Net Assets:
Beginning of period	1,015,578	1,081,823
End of period	$917,627	$1,015,578

(continues on next page)

See notes to financial statements.

10

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)   (continued)

	USAA Government Securities Fund
	Six Months Ended November 30, 2020 (unaudited)	Year Ended May 31, 2020
Capital Transactions:
Fund Shares
Proceeds from shares issued	$36,433	$94,729
Distributions reinvested	3,851	7,575
Cost of shares redeemed	(49,037)	(79,266)
Total Fund Shares	$(8,753)	$23,038
Institutional Shares
Proceeds from shares issued	$4,621	$34,931
Distributions reinvested	7,125	18,170
Cost of shares redeemed	(93,397)	(185,234)
Total Institutional Shares	$(81,651)	$(132,133)
Class A shares
Proceeds from shares issued	$5,342	$114
Distributions reinvested	11	4
Cost of shares redeemed	(5,363)	(58)
Total Class A shares	$(10)	$60
Class R6 Shares
Proceeds from shares issued	$158	$1,713
Distributions reinvested	18	41
Cost of shares redeemed	(2,719)	(534)
Total Class R6 Shares	$(2,543)	$1,220
Change in net assets resulting from capital transactions	$(92,957)	$(107,815)
Share Transactions:
Fund Shares
Issued	3,566	9,416
Reinvested	377	756
Redeemed	(4,803)	(7,902)
Total Fund Shares	(860)	2,270
Institutional Shares
Issued	452	3,520
Reinvested	698	1,814
Redeemed	(9,149)	(18,326)
Total Institutional Shares	(7,999)	(12,992)
Class A shares
Issued	522	12
Reinvested	1	— (a)
Redeemed	(524)	(6)
Total Class A shares	(1)	6
Class R6 Shares
Issued	15	169
Reinvested	2	4
Redeemed	(266)	(53)
Total Class R6 Shares	(249)	120
Change in Shares	(9,109)	(10,596)

(a) Rounds to less than 1 thousand.

See notes to financial statements.

11

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
USAA Government Securities Fund
Fund Shares
Six Months Ended November 30, 2020 (unaudited)	$10.23	0.11	(d)	(0.05)	0.06	(0.12)	(0.12)
Year Ended May 31, 2020	$9.84	0.24	(d)	0.39	0.63	(0.24)	(0.24)
Year Ended May 31, 2019	$9.55	0.23		0.29	0.52	(0.23)	(0.23)
Year Ended May 31, 2018	$9.86	0.20		(0.31)	(0.11)	(0.20)	(0.20)
Year Ended May 31, 2017	$10.00	0.20		(0.14)	0.06	(0.20)	(0.20)
Year Ended May 31, 2016	$10.04	0.22		(0.04)	0.18	(0.22)	(0.22)
Institutional Shares
Six Months Ended November 30, 2020 (unaudited)	$10.23	0.11	(d)	(0.05)	0.06	(0.12)	(0.12)
Year Ended May 31, 2020	$9.85	0.24	(d)	0.39	0.63	(0.25)	(0.25)
Year Ended May 31, 2019	$9.55	0.24		0.30	0.54	(0.24)	(0.24)
Year Ended May 31, 2018	$9.86	0.21		(0.31)	(0.10)	(0.21)	(0.21)
Year Ended May 31, 2017	$10.00	0.21		(0.14)	0.07	(0.21)	(0.21)
August 7, 2015 (e) through May 31, 2016	$9.94	0.18		0.06	0.24	(0.18)	(0.18)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two year period beginning July 1, 2019 and in effect through September 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Commencement of operations.

See notes to financial statements.

12

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Redemption Fees Added to Beneficial Interests	Net Asset Value, End of Period	Total Return (Excludes Sales Charges)*(a)	Net Expenses^(b)	Net Investment Income (Loss)(b)	Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA Government Securities Fund
Fund Shares
Six Months Ended November 30, 2020 (unaudited)	—	$10.17	0.55%	0.38%	2.11%	0.38%	$353,450	1%
Year Ended May 31, 2020	—	$10.23	6.49%	0.43%	2.36%	0.43%	$364,077	11%
Year Ended May 31, 2019	—	$9.84	5.56%	0.47%	2.42%	0.47%	$328,123	9%
Year Ended May 31, 2018	—	$9.55	(1.09)%	0.48%	2.09%	0.48%	$333,464	15%
Year Ended May 31, 2017	—	$9.86	0.62%	0.48%	2.02%	0.48%	$390,897	18%
Year Ended May 31, 2016	—	$10.00	1.80%	0.51%	2.17%	0.51%	$432,471	14%
Institutional Shares
Six Months Ended November 30, 2020 (unaudited)	—	$10.17	0.59%	0.30%	2.20%	0.30%	$553,588	1%
Year Ended May 31, 2020	—	$10.23	6.45%	0.36%	2.43%	0.36%	$638,299	11%
Year Ended May 31, 2019	—	$9.85	5.76%	0.38%	2.55%	0.38%	$742,233	9%
Year Ended May 31, 2018	—	$9.55	(1.01)%	0.39%	2.18%	0.39%	$251,297	15%
Year Ended May 31, 2017	—	$9.86	0.71%	0.40%	2.12%	0.40%	$133,607	18%
August 7, 2015 (e) through May 31, 2016	—	$10.00	2.39%	0.44%	2.16%	0.44%	$106,692	14%

(continues on next page)

See notes to financial statements.

13

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
USAA Government Securities Fund
Class A shares
Six Months Ended November 30, 2020 (unaudited)	$10.22	0.09	(d)	(0.04)	0.05	(0.10)	(0.10)
Year Ended May 31, 2020	$9.84	0.20	(d)	0.39	0.59	(0.21)	(0.21)
Year Ended May 31, 2019	$9.54	0.21		0.30	0.51	(0.21)	(0.21)
Year Ended May 31, 2018	$9.85	0.18		(0.31)	(0.13)	(0.18)	(0.18)
Year Ended May 31, 2017	$10.00	0.17		(0.15)	0.02	(0.17)	(0.17)
Year Ended May 31, 2016	$10.04	0.19		(0.04)	0.15	(0.19)	(0.19)
Class R6 Shares
Six Months Ended November 30, 2020 (unaudited)	$10.22	0.11	(d)	(0.04)	0.07	(0.12)	(0.12)
Year Ended May 31, 2020	$9.84	0.24	(d)	0.39	0.63	(0.25)	(0.25)
Year Ended May 31, 2019	$9.55	0.24		0.29	0.53	(0.24)	(0.24)
Year Ended May 31, 2018	$9.85	0.22		(0.30)	(0.08)	(0.22)	(0.22)
December 1, 2016 (e) through May 31, 2017	$9.80	0.11		0.05	0.16	(0.11)	(0.11)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two year period beginning July 1, 2019 and in effect through September 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Commencement of operations.

(f)  Amount is less than $0.005.

See notes to financial statements.

14

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

					Ratios to Average Net Assets			Supplemental Data
	Redemption Fees Added to Beneficial Interests		Net Asset Value, End of Period	Total Return (Excludes Sales Charges)*(a)	Net Expenses^(b)	Net Investment Income (Loss)(b)	Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA Government Securities Fund
Class A shares
Six Months Ended November 30, 2020 (unaudited)	—		$10.17	0.49%	0.70%	1.79%	0.99%	$5,261	1%
Year Ended May 31, 2020	—		$10.22	6.04%	0.75%	2.03%	0.80%	$5,299	11%
Year Ended May 31, 2019	—		$9.84	5.37%	0.75%	2.14%	0.87%	$5,042	9%
Year Ended May 31, 2018	—	(f)	$9.54	(1.36)%	0.75%	1.82%	0.87%	$4,804	15%
Year Ended May 31, 2017	—		$9.85	0.25%	0.75%	1.76%	0.93%	$6,089	18%
Year Ended May 31, 2016	—		$10.00	1.55%	0.75%	1.93%	0.95%	$5,088	14%
Class R6 Shares
Six Months Ended November 30, 2020 (unaudited)	—		$10.17	0.70%	0.30%	2.23%	0.41%	$5,328	1%
Year Ended May 31, 2020	—		$10.22	6.46%	0.35%	2.43%	0.39%	$7,903	11%
Year Ended May 31, 2019	—		$9.84	5.68%	0.35%	2.54%	0.51%	$6,425	9%
Year Ended May 31, 2018	—		$9.55	(0.87)%	0.35%	2.22%	0.64%	$6,345	15%
December 1, 2016 (e) through May 31, 2017	—		$9.85	1.62%	0.35%	2.22%	1.12%	$5,027	18%

See notes to financial statements.

15

USAA Mutual Funds Trust	Notes to Financial Statements November 30, 2020

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Government Securities Fund (the "Fund"). The Fund offers four classes of shares: Fund Shares, Institutional Shares, Class A shares and Class R6 Shares. The Fund is classified as diversified under the 1940 Act.

Effective June 29, 2020, the Fund's Adviser Shares were redesignated Class A shares and became subject to a front-end sales charge.

Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

16

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Investments in open-end investment companies are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of United States ("U.S.") issuers, along with corporate and municipal securities, including short-term investments maturing in 60 days or less, may be valued using evaluated bid or the last sales price to price securities by dealers or an independent pricing service approved by the Board. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Repurchase agreements are valued at cost.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of November 30, 2020, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$25,285	$—	$25,285
Municipal Bonds	—	45,305	—	45,305
U.S. Government Agency Mortgages	—	571,047	—	571,047
U.S. Treasury Obligations	—	239,743	—	239,743
Investment Companies	176	—	—	176
Repurchase Agreements	—	27,500	—	27,500
Total	$176	$908,880	$—	$909,056

For the six months ended November 30, 2020, there were no transfers in or out of the Level 3 fair value hierarchy.

Repurchase Agreements:

The Fund may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is equal to at least 102% of principal including accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the Fund through a single payment in the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

Investments in repurchase agreements as presented on the Portfolio of Investments are not net settlement amounts but gross. At November 30, 2020, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details on the collateral are included in the Schedule of Portfolio Investments.

17

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

Securities Purchased on a Delayed-Delivery or When-Issued Basis:

The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for delayed-delivery or when-issued securities. If the Fund owns delayed-delivery or when-issued securities, these values are included in Payable for investments purchased on the accompanying Statement of Assets and Liabilities and the segregated assets are identified in the Schedule of Portfolio Investments.

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payment of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

Mortgage- and Asset-Backed Securities:

The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market's perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as "Ginnie Mae"), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as "Fannie Mae" and "Freddie Mac", respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Securities Lending:

The Fund, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100 thousand. Collateral may be cash, U.S. government securities, or other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. Cash collateral may be invested in high-quality short-term investments, primarily open-end investment companies. Collateral requirements are determined daily

18

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Noncash collateral received by the Fund may not be sold or re-pledged, except to satisfy borrower default.

At November 30, 2020, the Fund does not have any securities on loan.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of May 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, 12b-1 fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended November 30, 2020, were as follows for the Fund (amounts in thousands):

Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
$13,150	$28,690	$—	$95,832

4. Affiliated Fund Ownership:

The Fund offers its shares for investment by other VCM Mutual Funds. The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated

19

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

fund-of-funds' annual and semi-annual reports may be viewed at vcm.com. As of November 30, 2020, certain fund-of-funds owned total outstanding shares of the Fund as follows:

Affiliated USAA Mutual Funds	Percent
Cornerstone Conservative Fund	4.6%
Target Income	37.3%
Target 2030	19.7%
Target 2040	9.8%
Target 2050	1.9%
Target 2060	0.3%

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.125% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended November 30, 2020, are reflected on the Statement of Operations as Investment Advisory fees.

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the prior investment adviser to the Fund announced that AMCO would be acquired by Victory Capital Holdings Inc.(the "Transaction"). A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and Victory Capital Management Inc. ("Victory Capital"). The Transaction closed on July 1, 2019. Effective July 1, 2019, VCM replaced AMCO as the investment adviser to the Fund and no performance adjustments were made for the periods beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter is utilized in calculating future performance adjustments.

The performance adjustment for each share class is accrued daily and calculated monthly by comparing each class' performance to that of the Lipper Intermediate U.S. Government Funds Index. The Lipper Intermediate U.S. Government Funds Index tracks the total return performance of each class within the Lipper Intermediate U.S. Government Funds category.

The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)(a)
+/- 20 to 50	+/- 4
+/- 51 to 100	+/- 5
+/- 101 and greater	+/- 6

(a) Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point. Average daily net assets of the share class are calculated over a rolling 36-month period.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

20

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Intermediate U.S. Government Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period July 1, 2020 to November 30, 2020, performance adjustments for Fund Shares, Institutional Shares, Class A shares and Class R6 Shares were $(87), $(176), $(1) and $(2) thousand, respectively. For the Fund Shares, Institutional Shares, Class A shares and Class R6 shares the performance adjustments were (0.05)%, (0.06)%, (0.05)% and (0.05)% of average daily net assets, respectively.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended November 30, 2020, the Fund had no subadvisors.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Administration, Servicing and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.15% of average daily net assets of the Fund Shares and Class A shares, 0.10% of average daily net assets of the Institutional Shares, and 0.05% of average daily net assets of the Class R6 Shares. Amounts incurred for the six months ended November 30, 2020, are reflected on the Statement of Operations as Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended November 30, 2020, are reflected on the Statement of Operations as Compliance fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended November 30, 2020, are reflected on the Statement of Operations as Sub-Administration fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares and Class R6 Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% and 0.01%, average daily net assets, respectively, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended November 30, 2020, are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

21

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust. Effective June 30, 2020, the Distributor's name was changed from Victory Capital Advisers, Inc.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A shares. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A shares of the Fund. Amounts incurred and paid to VCTA for the period ended November 30, 2020, are reflected on the Statement of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commissions on sales of the Class A shares of the Fund. For the six months ended November 30, 2020, the Distributor did not receive any commissions.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended November 30, 2020, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least September 30, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of November 30, 2020, the expense limits (excluding voluntary waivers) are 0.48%, 0.39%, 0.75% and 0.35% for the Fund Shares, Institutional Shares, Class A shares, and R6 Shares, respectively.

Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.

As of November 30, 2020, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at November 30, 2020.

Expires May 31, 2023	Expires May 31, 2024	Total
$1	$11	$12

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended November 30, 2020.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Sub-Administrator, Sub-Fund Accountant, and Legal.

6. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Geopolitical/Natural Disaster Risk — Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely

22

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

affect issuers in another country or region. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. Likewise, systemic market dislocations of the kind that occurred during the financial crisis that began in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund's investments. Some countries, including the United States, are adopting more protectionist trade policies and moving away from the tighter financial industry regulations that followed the 2008 financial crisis, which may also affect the value of a Fund's investments.

Political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of a Fund's investments, increase uncertainty in or impair the operation of the U.S. or other securities markets and degrade investor and consumer confidence, perhaps suddenly and to a significant degree.

An outbreak of disease called COVID-19 has spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and consumer activity, significant challenges in healthcare service preparation and delivery, quarantines and general concern and uncertainty. These negative impacts have caused significant volatility and declines in global financial markets, which have caused losses for Fund investors during and subsequent to period end. The impact of the COVID-19 pandemic last for an extended period of time, and could result in a substantial economic downturn or recession. Public health crises may exacerbate other pre-existing political, social, economic, market and financial risks. The extent of the impact to the financial performance of the Funds' investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Interest Rate Risk — The Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for debt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security's maturity can increase the security's sensitivity to interest rate changes. Decisions by the U.S. Federal Reserve (also known as the "Fed") regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed income securities may vary widely under certain market conditions.

Decisions by the U.S. Federal Reserve (also known as the "Fed") regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed income securities may vary widely under certain market conditions.

Prepayment and Extension Risk — Mortgage-backed securities make regularly scheduled payments of principal along with interest payments. In addition, mortgagors generally have the option of paying off their mortgages without penalty at any time. For example, when a mortgaged property is sold, the

23

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

old mortgage is usually prepaid. Also, when interest rates fall, the mortgagor may refinance the mortgage and prepay the old mortgage. A homeowner's default on the mortgage also may cause a prepayment of the mortgage. This unpredictability of the mortgage's cash flow is called prepayment risk. For the investor, prepayment risk usually means that principal is received at the least opportune time. For example, when interest rates fall, homeowners may find it advantageous to refinance their mortgages and prepay principal. In this case, the investor is forced to reinvest the principal at the current lower rate. On the other hand, when interest rates rise, homeowners generally will not refinance their mortgages and prepayments will fall. This causes the average life of the mortgage to extend and be more sensitive to interest rates, which is called extension risk. In addition, the amount of principal the investor has to invest in these higher interest rates is reduced.

Liquidity Risk — Market developments and other factors, including a general rise in interest rates, have the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed-income securities. Such a move, coupled with a reduction in the ability or willingness of dealers and other institutional investors to buy or hold fixed-income securities, may result n decreased liquidity and increased volatility in the fixed-income markets. Heavy redemptions of fixed-income mutual funds and decreased liquidity from fixed-income securities could hurt the Fund's performance.

In addition, significant securities market disruptions related to outbreaks of the coronavirus disease ("COVID-19") have led to dislocation in the market for a variety of fixed-income securities (including municipal obligations), which has decreased liquidity and sharply reduced returns.

LIBOR Discontinuation Risk — Many debt securities, derivatives and other financial instruments, including some of the Fund's investments, use the London Interbank Offered Rate ("LIBOR") as the reference or benchmark rate for variable interest rate calculations. However, the use of LIBOR started to come under pressure following manipulation allegations in 2012. Despite increased regulation and other corrective actions since that time, concerns have arisen regarding its viability as a benchmark, due largely to reduced activity in the financial markets that it measures. In June 2017, the Alternative Reference Rates Committee, a group of large U.S. banks working with the Federal Reserve, announced its selection of a new Secured Overnight Funding Rate ("SOFR"), which is intended to be a broad measure of secured overnight U.S. Treasury repo rates, as an appropriate replacement for LIBOR. The Federal Reserve Bank of New York began publishing the SOFR in 2018, expecting that it could be used on a voluntary basis in new instruments and transactions. Bank working groups and regulators in other countries have suggested other alternatives for their markets, including the Sterling Overnight Interbank Average Rate ("SONIA") in England. In July 2017, the Financial Conduct Authority (the "FCA"), the United Kingdom financial regulatory body, announced that after 2021 it will cease its active encouragement of UK banks to provide the quotations needed to sustain LIBOR. That announcement suggests that LIBOR may cease to be published after that time. For U.S. dollar LIBOR, however, the relevant date may be deferred to June 30, 2023 for the most common tenors (overnight and one, three, six and 12 months). As to those tenors, the LIBOR administrator has published a consultation regarding its intention to cease publication of U.S. dollar LIBOR as of June 30, 2023 (instead of December 31, 2021, as previously expected), apparently based on continued rate submissions from banks. It is expected that there will be enough for market participants to transition to the use of a different benchmark for both new and existing securities and transactions. Various financial industry groups have begun planning for that transition, but there are obstacles to converting certain longer-term securities and transactions to a new benchmark. Transition planning is at an early stage, and neither the effect of the transition process nor its ultimate success can yet be known. Although the foregoing may provide some sense of timing, there is no assurance that LIBOR, or any particular currency and tenor, will continue to be published until any particular date, and it appears highly likely that LIBOR will be discontinued or modified after December 31, 2021 or June 30, 2023, depending on the currency and tenor. The transition process might lead to increased volatility and illiquidity in markets that currently rely on the LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based instruments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur before the end of 2021.

24

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

7. Borrowing and Interfund Lending:

Line of Credit:

For the six months ended November 30, 2020, the Victory Funds Complex participated in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2020 with a termination date of June 28, 2021. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. For the six months ended November 30, 2020, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Effective June 29, 2020, under an amended Line of Credit agreement, Citibank will also receive an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex will pay a pro-rata portion of the upfront fee. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended November 30, 2020.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Fund, that is permitted to participate in the Facility, in the Victory Funds Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period is reflected on the Statement of Operations under Income on Interfund lending.

The Fund did not utilize or participate in the Facility during the six months ended November 30, 2020.

8. Federal Income Tax Information:

The Fund intends to declare and distribute any net investment income monthly. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending May 31, 2021.

At May 31, 2020, the fund had no capital loss carryforwards, for the federal income tax purposes.

25

USAA Mutual Funds Trust	Supplemental Information November 30, 2020

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purhcases, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2020 through November 30, 2020.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/1/20	Actual Ending Account Value 11/30/20	Hypothetical Ending Account Value 11/30/20	Actual Expenses Paid During Period 6/1/20- 11/30/20*	Hypothetical Expenses Paid During Period 6/1/20- 11/30/20*	Annualized Expense Ratio During Period 6/1/20- 11/30/20
Fund Shares	$1,000.00	$1,005.50	$1,023.16	$1.91	$1.93	0.38%
Institutional Shares	1,000.00	1,005.90	1,023.56	1.51	1.52	0.30%
Class A shares	1,000.00	1,004.90	1,021.56	3.52	3.55	0.70%
Class R6 Shares	1,000.00	1,007.00	1,023.56	1.51	1.52	0.30%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

26

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

23414-0121

NOVEMBER 30, 2020

Semi Annual Report

USAA Growth and Tax Strategy Fund

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports may no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396 or by submitting your request via email to TA.Processing@FISGlobal.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396 or submitting your request via email to TA.Processing@FISGlobal.com.

Your election to receive reports in paper will apply to all funds held with the USAA Mutual Funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member of FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logo are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	26
Statement of Operations	27
Statements of Changes in Net Assets	28
Financial Highlights	30
Notes to Financial Statements	32
Supplemental Information	44
Proxy Voting and Portfolio Holdings Information	44
Expense Examples	44
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

USAA Mutual Funds Trust

1

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	November 30, 2020

  (Unaudited)

Investment Objective & Portfolio Holdings:

The Fund's investment objective is to seek a conservative balance for the investor between income, the majority of which is exempt from federal income tax, and the potential for long-term growth of capital to preserve purchasing power.

Top 10 Sectors

November 30, 2020

(% of Net Assets)

Information Technology	13.1%
Health Care	6.4%
Consumer Discretionary	5.5%
Communication Services	5.2%
Financials	5.1%
Industrials	4.3%
Consumer Staples	3.2%
Utilities	1.4%
Materials	1.3%
Real Estate	1.2%

Top 5 Tax-Exempt Bonds

November 30, 2020

(% of Net Assets)

Illinois Finance Authority Revenue	1.7%
Massachusetts Development Finance Agency Revenue	1.6%
Port of Port Arthur Navigation District Revenue	1.3%
New Jersey Economic Development Authority Revenue	1.2%
Pennsylvania Turnpike Commission Revenue	0.7%

Top 5 Blue Chip Stocks

November 30, 2020

(% of Net Assets)

Apple, Inc.	3.1%
Microsoft Corp.	2.6%
Amazon.com, Inc.	2.2%
Facebook, Inc. Class A	1.0%
Alphabet, Inc. Class A	0.8%

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (47.8%)
Blue Chip Stocks (47.8%):
Communication Services (5.2%):
Activision Blizzard, Inc.	9,016	$717
Alphabet, Inc. Class A (a)	3,091	5,423
Alphabet, Inc. Class C (a)	3,047	5,365
AT&T, Inc.	66,942	1,925
CenturyLink, Inc.	3,226	34
Charter Communications, Inc. Class A (a)	1,764	1,150
Comcast Corp. Class A	49,729	2,498
Electronic Arts, Inc. (a)	2,332	298
Facebook, Inc. Class A (a)	24,703	6,842
Fox Corp. Class A	4,287	124
Fox Corp. Class B	1,992	56
Live Nation Entertainment, Inc. (a)	1,845	121
Netflix, Inc. (a)	4,641	2,277
News Corp. Class A	2,721	48
News Corp. Class B	1,474	26
Omnicom Group, Inc.	2,667	168
Take-Two Interactive Software, Inc. (a)	1,508	272
The Interpublic Group of Cos., Inc.	4,839	108
The Walt Disney Co.	19,353	2,864
T-Mobile U.S., Inc. (a)	5,490	730
Twitter, Inc. (a)	7,251	337
Verizon Communications, Inc.	45,085	2,724
ViacomCBS, Inc. Class B	6,762	239
		34,346
Consumer Discretionary (5.5%):
Advance Auto Parts, Inc.	867	128
Amazon.com, Inc. (a)	4,538	14,377
Aptiv PLC	2,354	279
AutoZone, Inc. (a)	255	290
Best Buy Co., Inc.	2,415	263
Booking Holdings, Inc. (a)	441	895
BorgWarner, Inc.	1,420	55
CarMax, Inc. (a)	2,090	195
Carnival Corp.	2,980	60
Chipotle Mexican Grill, Inc. (a)	325	419
D.R. Horton, Inc.	3,224	240
Darden Restaurants, Inc.	1,633	176
Dollar General Corp.	2,615	572
Dollar Tree, Inc. (a)	2,580	282
eBay, Inc.	9,005	454
Etsy, Inc. (a)	754	121
Expedia Group, Inc.	1,583	197
Ford Motor Co.	48,980	445
Garmin Ltd.	1,580	184
General Motors Co.	13,698	601
Genuine Parts Co.	1,110	109
Hanesbrands, Inc.	4,535	64

See notes to financial statements.

3

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Hasbro, Inc.	1,600	$149
Hilton Worldwide Holdings, Inc.	3,015	312
L Brands, Inc.	2,727	106
Las Vegas Sands Corp. (b)	1,042	58
Leggett & Platt, Inc.	859	37
Lennar Corp. Class A	3,093	235
Lennar Corp. Class B	1	—	(c)
LKQ Corp. (a)	3,837	135
Lowe's Cos., Inc.	7,954	1,239
Marriott International, Inc. Class A	3,292	418
McDonald's Corp.	7,378	1,604
MGM Resorts International	6,448	182
Mohawk Industries, Inc. (a)	618	78
Newell Brands, Inc.	4,177	89
NIKE, Inc. Class B	14,322	1,929
Norwegian Cruise Line Holdings Ltd. (a) (d)	3,415	78
NVR, Inc. (a)	38	152
O'Reilly Automotive, Inc. (a)	961	425
PulteGroup, Inc.	2,649	116
PVH Corp.	928	74
Ralph Lauren Corp.	420	36
Ross Stores, Inc.	3,683	396
Royal Caribbean Cruises Ltd.	2,147	169
Starbucks Corp.	13,706	1,343
Tapestry, Inc.	3,021	86
Target Corp. (b)	5,779	1,037
The Gap, Inc.	2,315	49
The Home Depot, Inc.	11,626	3,225
The TJX Cos., Inc.	11,818	751
Tiffany & Co.	1,361	179
Tractor Supply Co.	1,578	222
Ulta Beauty, Inc. (a)	550	151
Under Armour, Inc. Class A (a)	2,357	39
Under Armour, Inc. Class C (a)	2,104	31
VF Corp.	3,213	268
Whirlpool Corp.	792	154
Wynn Resorts Ltd.	1,047	105
Yum! Brands, Inc.	3,711	393
		36,456
Consumer Staples (3.2%):
Altria Group, Inc.	18,982	756
Archer-Daniels-Midland Co.	6,080	303
Brown-Forman Corp. Class B	2,315	187
Campbell Soup Co.	2,319	116
Church & Dwight Co., Inc.	2,959	260
Colgate-Palmolive Co.	9,374	803
Conagra Brands, Inc.	6,489	237
Constellation Brands, Inc. Class A	1,572	324
Costco Wholesale Corp.	4,892	1,917
General Mills, Inc.	6,777	412

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Hormel Foods Corp.	2,891	$136
Kellogg Co.	2,529	162
Kimberly-Clark Corp.	2,981	415
Lamb Weston Holdings, Inc.	1,591	115
McCormick & Co., Inc.	1,570	294
Molson Coors Beverage Co. Class B	2,045	94
Mondelez International, Inc. Class A	16,937	973
Monster Beverage Corp. (a)	3,965	336
PepsiCo, Inc.	13,946	2,011
Philip Morris International, Inc.	16,808	1,273
Sysco Corp.	5,774	412
The Clorox Co.	1,652	335
The Coca-Cola Co.	41,477	2,140
The Estee Lauder Cos., Inc. Class A	2,324	570
The Hershey Co.	1,885	279
The J.M. Smucker Co.	1,064	125
The Kraft Heinz Co.	6,993	230
The Kroger Co.	8,771	289
The Procter & Gamble Co.	25,104	3,486
Tyson Foods, Inc. Class A	2,142	140
Walgreens Boots Alliance, Inc.	7,770	295
Walmart, Inc.	14,299	2,185
		21,610
Energy (1.1%):
Baker Hughes Co.	8,513	159
Cabot Oil & Gas Corp.	4,945	87
Chevron Corp.	22,344	1,948
Concho Resources, Inc.	2,441	140
ConocoPhillips	13,314	527
Devon Energy Corp.	4,751	67
Diamondback Energy, Inc.	2,111	84
EOG Resources, Inc.	3,683	173
Exxon Mobil Corp.	35,191	1,342
Halliburton Co.	9,010	150
Hess Corp.	2,943	139
HollyFrontier Corp.	1,850	43
Kinder Morgan, Inc.	24,162	347
Marathon Oil Corp.	10,479	62
Marathon Petroleum Corp.	8,076	314
National Oilwell Varco, Inc.	4,819	59
Occidental Petroleum Corp.	1,424	22
ONEOK, Inc.	5,513	198
Phillips 66	2,813	170
Pioneer Natural Resources Co.	2,039	205
Schlumberger Ltd.	18,134	377
TechnipFMC PLC	5,504	46
The Williams Cos., Inc.	15,877	333
Valero Energy Corp.	2,568	138
		7,130

See notes to financial statements.

5

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Financials (5.1%):
Aflac, Inc.	6,526	$287
American Express Co.	7,305	866
American International Group, Inc.	10,693	411
Ameriprise Financial, Inc.	1,259	233
Aon PLC Class A	2,698	553
Arthur J. Gallagher & Co.	2,370	274
Assurant, Inc.	653	84
Bank of America Corp.	89,376	2,517
Berkshire Hathaway, Inc. Class B (a)	19,929	4,562
BlackRock, Inc. Class A	1,662	1,161
Capital One Financial Corp.	4,854	416
Cboe Global Markets, Inc.	439	40
Chubb Ltd.	5,155	762
Cincinnati Financial Corp.	1,898	145
Citigroup, Inc.	23,062	1,270
Citizens Financial Group, Inc.	5,249	171
CME Group, Inc.	3,155	552
Comerica, Inc.	1,808	89
Discover Financial Services	3,983	303
Everest Re Group Ltd.	440	100
Fifth Third Bancorp	8,885	225
First Republic Bank	833	108
Franklin Resources, Inc.	3,137	69
Globe Life, Inc.	1,211	113
Huntington Bancshares, Inc.	12,687	153
Intercontinental Exchange, Inc.	5,422	572
Invesco Ltd.	4,735	77
JPMorgan Chase & Co.	32,894	3,878
KeyCorp	12,202	189
Lincoln National Corp.	1,769	84
Loews Corp.	3,046	128
M&T Bank Corp.	1,592	185
MarketAxess Holdings, Inc.	414	223
Marsh & McLennan Cos., Inc.	5,030	577
MetLife, Inc.	8,569	396
Moody's Corp.	1,624	459
Morgan Stanley	15,971	987
MSCI, Inc.	992	406
Nasdaq, Inc.	1,159	148
Northern Trust Corp. (e)	1,948	181
People's United Financial, Inc.	5,272	65
Principal Financial Group, Inc.	2,476	123
Prudential Financial, Inc.	4,971	376
Raymond James Financial, Inc.	1,326	121
Regions Financial Corp.	9,790	149
S&P Global, Inc.	2,529	890
State Street Corp.	3,118	220
SVB Financial Group (a)	645	222
Synchrony Financial	6,793	207

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
T. Rowe Price Group, Inc.	2,189	$314
The Allstate Corp.	3,329	341
The Bank of New York Mellon Corp.	8,002	313
The Charles Schwab Corp.	15,986	780
The Goldman Sachs Group, Inc.	3,240	747
The Hartford Financial Services Group, Inc.	2,900	128
The PNC Financial Services Group, Inc.	5,395	745
The Progressive Corp.	6,394	557
The Travelers Cos., Inc.	3,045	395
Truist Financial Corp.	14,396	668
U.S. Bancorp	17,014	735
Unum Group	2,526	56
W.R. Berkley Corp.	1,826	119
Wells Fargo & Co.	35,551	972
Willis Towers Watson PLC	1,546	322
Zions Bancorp NA	2,017	78
		33,597
Health Care (6.4%):
Abbott Laboratories	19,358	2,095
AbbVie, Inc.	18,055	1,888
ABIOMED, Inc. (a)	568	156
Agilent Technologies, Inc.	4,127	482
Alexion Pharmaceuticals, Inc. (a)	2,369	289
Align Technology, Inc. (a)	809	389
AmerisourceBergen Corp.	1,410	145
Amgen, Inc.	6,499	1,443
Anthem, Inc.	2,715	846
Baxter International, Inc.	4,622	352
Becton Dickinson & Co.	2,410	566
Biogen, Inc. (a)	1,644	395
Bio-Rad Laboratories, Inc. Class A (a)	83	45
Boston Scientific Corp. (a)	12,299	408
Bristol-Myers Squibb Co.	23,723	1,480
Cardinal Health, Inc.	2,538	139
Catalent, Inc. (a)	1,060	102
Centene Corp. (a)	5,336	329
Cerner Corp.	2,787	209
Cigna Corp.	3,968	830
CVS Health Corp.	13,876	941
Danaher Corp.	6,992	1,571
DaVita, Inc. (a)	972	107
DENTSPLY SIRONA, Inc.	2,714	138
DexCom, Inc. (a)	346	111
Edwards Lifesciences Corp. (a)	6,150	516
Eli Lilly & Co.	9,241	1,346
Gilead Sciences, Inc. (b)	9,078	551
HCA Healthcare, Inc.	2,625	394
Henry Schein, Inc. (a)	1,136	73
Hologic, Inc. (a)	2,574	178
Humana, Inc.	1,448	580

See notes to financial statements.

7

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
IDEXX Laboratories, Inc. (a)	1,090	$502
Illumina, Inc. (a)	1,608	518
Incyte Corp. (a)	2,342	198
Intuitive Surgical, Inc. (a)	1,235	897
IQVIA Holdings, Inc. (a)	1,890	319
Johnson & Johnson (b)	25,854	3,741
Laboratory Corp. of America Holdings (a)	1,063	212
McKesson Corp.	1,766	318
Medtronic PLC	12,874	1,464
Merck & Co., Inc.	25,971	2,088
Mettler-Toledo International, Inc. (a)	250	287
PerkinElmer, Inc.	1,398	186
Perrigo Co. PLC	1,463	71
Pfizer, Inc.	56,318	2,157
Quest Diagnostics, Inc.	1,463	181
Regeneron Pharmaceuticals, Inc. (a)	873	450
ResMed, Inc.	1,423	298
STERIS PLC	1,110	215
Stryker Corp.	3,361	784
Teleflex, Inc.	536	205
The Cooper Cos., Inc.	445	149
Thermo Fisher Scientific, Inc.	4,163	1,936
UnitedHealth Group, Inc.	10,362	3,485
Universal Health Services, Inc. Class B	844	110
Varian Medical Systems, Inc. (a)	1,048	182
Vertex Pharmaceuticals, Inc. (a)	2,828	644
Viatris, Inc. (a)	14,599	246
Waters Corp. (a)	690	160
West Pharmaceutical Services, Inc.	489	135
Zimmer Biomet Holdings, Inc.	1,629	243
Zoetis, Inc.	4,796	769
		42,244
Industrials (4.3%):
3M Co.	7,211	1,246
Alaska Air Group, Inc.	1,550	79
Allegion PLC	880	100
American Airlines Group, Inc. (d)	6,217	88
AMETEK, Inc.	2,905	344
AO Smith Corp.	1,795	101
C.H. Robinson Worldwide, Inc.	1,315	124
Carrier Global Corp.	8,626	328
Caterpillar, Inc.	6,025	1,046
Cintas Corp.	1,066	379
Copart, Inc. (a)	2,286	264
CSX Corp.	8,013	722
Cummins, Inc.	1,364	315
Deere & Co.	3,919	1,025
Delta Air Lines, Inc.	7,217	291
Dover Corp.	1,435	175
Eaton Corp. PLC	4,316	523

See notes to financial statements.

8

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Emerson Electric Co.	5,920	$455
Equifax, Inc.	1,334	223
Expeditors International of Washington, Inc.	1,610	144
Fastenal Co.	7,647	378
FedEx Corp.	2,126	609
Flowserve Corp.	1,627	55
Fortive Corp.	2,506	176
Fortune Brands Home & Security, Inc.	1,743	146
General Dynamics Corp.	1,734	259
General Electric Co.	94,576	963
Honeywell International, Inc.	7,574	1,545
Howmet Aerospace, Inc.	4,857	114
Huntington Ingalls Industries, Inc.	470	75
IDEX Corp.	757	146
IHS Markit Ltd.	3,349	333
Illinois Tool Works, Inc.	3,048	643
Ingersoll Rand, Inc. (a) (b)	4,166	184
Jacobs Engineering Group, Inc.	1,348	145
JB Hunt Transport Services, Inc.	757	102
Johnson Controls International PLC	6,676	307
Kansas City Southern	960	179
L3Harris Technologies, Inc.	2,683	515
Lockheed Martin Corp.	2,228	813
Masco Corp.	2,915	156
Nielsen Holdings PLC	4,460	72
Norfolk Southern Corp.	2,789	661
Northrop Grumman Corp.	1,594	482
Old Dominion Freight Line, Inc.	1,278	260
Otis Worldwide Corp.	3,056	205
PACCAR, Inc.	4,366	380
Parker-Hannifin Corp.	1,216	325
Pentair PLC	909	47
Quanta Services, Inc.	1,704	117
Raytheon Technologies Corp.	14,809	1,062
Republic Services, Inc. (b)	2,497	242
Robert Half International, Inc.	1,284	82
Rockwell Automation, Inc.	1,436	367
Rollins, Inc.	1,930	110
Roper Technologies, Inc.	1,322	565
Snap-on, Inc.	594	105
Southwest Airlines Co.	6,366	295
Stanley Black & Decker, Inc.	1,786	329
Teledyne Technologies, Inc. (a)	398	150
Textron, Inc.	2,070	93
The Boeing Co.	5,849	1,232
Trane Technologies PLC	2,877	421
TransDigm Group, Inc.	593	344
Union Pacific Corp.	7,288	1,487
United Airlines Holdings, Inc. (a)	3,124	141
United Parcel Service, Inc. Class B	7,664	1,311

See notes to financial statements.

9

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
United Rentals, Inc. (a)	947	$215
Verisk Analytics, Inc.	1,865	370
W.W. Grainger, Inc.	582	243
Waste Management, Inc.	3,869	461
Westinghouse Air Brake Technologies Corp.	1,745	128
Xylem, Inc.	1,548	149
		28,266
Information Technology (13.1%):
Accenture PLC Class A	7,266	1,810
Adobe, Inc. (a)	5,049	2,416
Advanced Micro Devices, Inc. (a)	12,889	1,194
Akamai Technologies, Inc. (a)	1,627	168
Amphenol Corp. Class A	2,992	391
Analog Devices, Inc.	3,989	555
ANSYS, Inc. (a)	1,058	358
Apple, Inc.	171,916	20,467
Applied Materials, Inc.	10,899	899
Arista Networks, Inc. (a)	591	160
Autodesk, Inc. (a)	2,385	668
Automatic Data Processing, Inc.	4,190	729
Broadcom, Inc.	4,130	1,659
Broadridge Financial Solutions, Inc.	1,502	221
Cadence Design Systems, Inc. (a)	2,583	300
CDW Corp.	1,572	205
Cisco Systems, Inc.	44,288	1,905
Citrix Systems, Inc.	1,327	164
Cognizant Technology Solutions Corp. Class A	5,526	432
Corning, Inc.	8,056	301
DXC Technology Co.	3,194	70
F5 Networks, Inc. (a)	561	91
Fidelity National Information Services, Inc.	6,687	992
Fiserv, Inc. (a)	6,247	720
FleetCor Technologies, Inc. (a)	223	59
FLIR Systems, Inc.	1,416	54
Fortinet, Inc. (a)	1,459	180
Gartner, Inc. (a)	308	47
Global Payments, Inc.	3,409	665
Hewlett Packard Enterprise Co.	12,525	138
HP, Inc.	13,953	306
Intel Corp.	42,806	2,070
International Business Machines Corp.	6,781	838
Intuit, Inc.	2,547	897
IPG Photonics Corp. (a)	466	96
Jack Henry & Associates, Inc.	769	124
Juniper Networks, Inc.	2,447	53
Keysight Technologies, Inc. (a)	2,383	286
KLA Corp.	1,555	392
Lam Research Corp.	1,595	722
Mastercard, Inc. Class A	9,019	3,035
Maxim Integrated Products, Inc.	2,767	230
See notes to financial statements.

10

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Microchip Technology, Inc.	2,724	$366
Micron Technology, Inc. (a)	10,918	700
Microsoft Corp. (b)	79,841	17,092
Motorola Solutions, Inc.	1,485	255
NetApp, Inc.	2,488	133
NortonLifeLock, Inc.	1,010	18
NVIDIA Corp.	6,493	3,481
Oracle Corp.	23,056	1,331
Paychex, Inc.	3,191	297
Paycom Software, Inc. (a)	617	257
PayPal Holdings, Inc. (a)	12,173	2,606
Qorvo, Inc. (a)	1,188	186
QUALCOMM, Inc.	13,436	1,977
salesforce.com, Inc. (a)	9,408	2,312
Seagate Technology PLC	2,345	138
ServiceNow, Inc. (a) (b)	2,007	1,073
Skyworks Solutions, Inc.	1,128	159
Synopsys, Inc. (a)	1,398	318
TE Connectivity Ltd.	3,470	395
Teradyne, Inc.	945	104
Texas Instruments, Inc.	8,950	1,443
The Western Union Co.	3,055	69
Tyler Technologies, Inc. (a)	280	120
VeriSign, Inc. (a)	1,070	215
Visa, Inc. Class A	17,570	3,696
Vontier Corp. (a)	1,002	33
Western Digital Corp.	3,265	147
Xerox Holdings Corp.	2,290	50
Xilinx, Inc.	3,446	502
Zebra Technologies Corp. (a)	706	267
		86,807
Materials (1.3%):
Air Products & Chemicals, Inc.	2,193	614
Albemarle Corp.	1,394	190
Amcor PLC	17,474	198
Avery Dennison Corp.	906	135
Ball Corp.	3,726	358
Celanese Corp.	1,286	166
CF Industries Holdings, Inc.	2,763	103
Corteva, Inc.	8,159	313
Dow, Inc.	9,091	482
DuPont de Nemours, Inc.	8,076	512
Eastman Chemical Co.	1,781	174
Ecolab, Inc.	2,743	609
FMC Corp.	1,542	179
Freeport-McMoRan, Inc.	15,889	372
International Flavors & Fragrances, Inc. (d)	1,154	129
International Paper Co.	4,916	243
Linde PLC	5,503	1,411
LyondellBasell Industries NV Class A	3,036	258

See notes to financial statements.

11

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Martin Marietta Materials, Inc.	721	$192
Newmont Corp.	9,032	531
Nucor Corp.	2,642	142
Packaging Corp. of America	736	96
PPG Industries, Inc.	2,183	320
Sealed Air Corp.	1,340	60
The Mosaic Co.	4,580	101
The Sherwin-Williams Co.	964	721
Vulcan Materials Co.	1,213	169
Westrock Co.	2,863	121
		8,899
Real Estate (1.2%):
Alexandria Real Estate Equities, Inc.	1,101	180
American Tower Corp.	4,297	993
AvalonBay Communities, Inc.	740	123
Boston Properties, Inc.	1,758	173
CBRE Group, Inc. Class A (a)	3,167	194
Crown Castle International Corp.	5,001	838
Digital Realty Trust, Inc.	2,408	324
Duke Realty Corp.	4,814	183
Equinix, Inc.	1,002	699
Equity Residential	2,215	128
Essex Property Trust, Inc.	290	71
Extra Space Storage, Inc.	1,147	129
Federal Realty Investment Trust	884	77
Healthpeak Properties, Inc.	4,867	140
Host Hotels & Resorts, Inc.	8,818	124
Iron Mountain, Inc.	3,600	99
Kimco Realty Corp.	5,368	78
Mid-America Apartment Communities, Inc.	1,273	161
Prologis, Inc.	9,667	967
Public Storage	1,221	274
Realty Income Corp.	3,322	199
SBA Communications Corp.	1,109	319
Simon Property Group, Inc.	3,796	313
SL Green Realty Corp.	909	53
UDR, Inc.	3,662	141
Ventas, Inc.	4,666	224
Vornado Realty Trust	1,992	78
Welltower, Inc.	4,568	288
Weyerhaeuser Co.	6,892	200
		7,770
Utilities (1.4%):
Alliant Energy Corp.	3,054	161
Ameren Corp.	2,468	192
American Electric Power Co., Inc. (b)	4,535	385
American Water Works Co., Inc.	2,297	352
CenterPoint Energy, Inc.	6,318	146
CMS Energy Corp.	3,607	222

See notes to financial statements.

12

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Consolidated Edison, Inc. (b)	4,204	$321
Dominion Energy, Inc.	8,021	630
DTE Energy Co.	2,162	272
Duke Energy Corp. (b)	6,693	620
Edison International	4,086	251
Entergy Corp.	2,505	273
Evergy, Inc. (b)	2,450	136
Eversource Energy (b)	3,443	301
Exelon Corp.	10,875	447
NextEra Energy, Inc. (b)	21,424	1,577
NiSource, Inc.	4,189	101
NRG Energy, Inc.	2,789	91
PPL Corp.	8,145	231
Public Service Enterprise Group, Inc.	6,361	371
Sempra Energy	2,344	299
The AES Corp.	6,122	125
The Southern Co. (b)	12,049	721
WEC Energy Group, Inc. (b)	4,007	380
Xcel Energy, Inc. (b)	6,662	449
		9,054
Total Common Stocks (Cost $115,889)		316,179
Municipal Bonds (50.9%)
Tax-Exempt Securities (50.9%):
Alabama (0.2%):
The Lower Alabama Gas District Revenue, Series A, 5.00%, 9/1/46	$1,000	1,489
Arizona (1.2%):
Arizona IDA Revenue, 5.00%, 7/1/47, Continuously Callable @100	1,000	1,149
City of Phoenix IDA Revenue, 5.00%, 7/1/46, Continuously Callable @100	1,300	1,402
Maricopa County IDA Revenue Series A, 5.00%, 9/1/42, Continuously Callable @100	500	613
Series A, 5.00%, 7/1/49, Continuously Callable @100	1,000	1,195
Series A, 5.00%, 7/1/54, Continuously Callable @100	1,275	1,519
Pima County IDA Revenue, 5.00%, 6/15/47, Continuously Callable @100 (f)	1,000	1,012
Student & Academic Services LLC Revenue, 5.00%, 6/1/44, Continuously Callable @100	1,000	1,117
		8,007
Arkansas (0.2%):
Arkansas Development Finance Authority Revenue, 4.00%, 12/1/44, Continuously Callable @100	1,000	1,128
California (2.2%):
California Statewide Communities Development Authority Revenue (INS — Assured Guaranty Municipal Corp.), 5.00%, 11/15/49, Pre-refunded 11/15/24 @ 100	1,000	1,187
Jurupa Public Financing Authority Special Tax, Series A, 5.00%, 9/1/42, Continuously Callable @100	1,200	1,344
Monterey Peninsula Unified School District, GO (INS — Assured Guaranty Municipal Corp.), Series A, 5.50%, 8/1/34, Pre-refunded 8/1/21 @ 100	2,000	2,071

See notes to financial statements.

13

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
State of California, GO 5.00%, 2/1/43, Continuously Callable @100	$1,000	$1,090
5.00%, 8/1/45, Continuously Callable @100	1,000	1,181
Sutter Butte Flood Agency Special Assessment (INS — Build America Mutual Assurance Co.), 5.00%, 10/1/40, Continuously Callable @100	1,000	1,177
Twin Rivers Unified School District, GO (INS — Build America Mutual Assurance Co.), Series A, 5.00%, 8/1/40, Pre-refunded 2/1/24 @ 100	1,500	1,722
Val Verde Unified School District, GO (INS — Build America Mutual Assurance Co.), Series B, 5.00%, 8/1/44, Continuously Callable @100	1,000	1,179
West Contra Costa Unified School District, GO (INS — National Public Finance Guarantee Corp.), 8/1/34 (g)	4,435	3,482
		14,433
Colorado (1.9%):
Colorado Educational & Cultural Facilities Authority Revenue 5.00%, 12/1/38, Continuously Callable @100	1,000	1,205
5.00%, 4/1/48, Continuously Callable @100	710	826
Colorado Health Facilities Authority Revenue, 4.00%, 12/1/50, Continuously Callable @103	1,000	1,100
Colorado Health Facilities Authority Revenue 5.00%, 12/1/42, Pre-refunded 6/1/22 @ 100	1,000	1,072
5.00%, 6/1/45, Pre-refunded 6/1/25 @ 100	1,000	1,213
Series A, 4.00%, 9/1/50, Continuously Callable @100	1,000	1,112
Denver Convention Center Hotel Authority Revenue, 5.00%, 12/1/40, Continuously Callable @100	1,000	1,073
Denver Health & Hospital Authority Certificate of Participation, 5.00%, 12/1/48, Continuously Callable @100	1,900	2,178
Park Creek Metropolitan District Revenue 5.00%, 12/1/41, Continuously Callable @100	250	290
5.00%, 12/1/45, Continuously Callable @100	1,000	1,153
Rampart Range Metropolitan District No. 1 Revenue (INS — Assured Guaranty Municipal Corp.), 5.00%, 12/1/47, Continuously Callable @100	1,000	1,204
		12,426
Connecticut (0.7%):
Connecticut State Health & Educational Facilities Authority Revenue, Series T, 4.00%, 7/1/55, Continuously Callable @100	1,000	1,126
Mashantucket Western Pequot Tribe Revenue PIK, 2.05%, 7/1/31 (h) (j)	4,914	172
State of Connecticut, GO Series A, 5.00%, 4/15/36, Continuously Callable @100	1,500	1,905
Series A, 5.00%, 4/15/37, Continuously Callable @100	1,000	1,240
		4,443
District of Columbia (0.2%):
District of Columbia Revenue, 5.00%, 7/1/42, Continuously Callable @100	1,100	1,157
Florida (3.0%):
Capital Trust Agency, Inc. Revenue 5.00%, 8/1/40, Continuously Callable @100	300	352
5.00%, 8/1/55, Continuously Callable @100	400	458
City of Atlantic Beach Revenue, Series A, 5.00%, 11/15/53, Continuously Callable @103	1,000	1,082

See notes to financial statements.

14

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
City of Jacksonville Revenue, 5.00%, 10/1/29, Continuously Callable @100	$1,000	$1,081
City of Pompano Beach Revenue, 4.00%, 9/1/50, Continuously Callable @103	1,500	1,544
County of Escambia Revenue 0.15%, 7/1/22 (i)	1,100	1,100
0.12%, 4/1/39, Continuously Callable @100 (i)	1,100	1,100
County of Jackson Revenue, 0.15%, 7/1/22, Continuously Callable @100 (i)	230	230
County of Polk Florida Utility System Revenue, 4.00%, 10/1/43, Continuously Callable @100	2,000	2,431
Halifax Hospital Medical Center Revenue, 5.00%, 6/1/46, Continuously Callable @100	1,000	1,124
Lee County IDA Revenue, 5.50%, 10/1/47, Pre-refunded 10/1/22 @ 102	645	719
Lee Memorial Health System Revenue, Series A-1, 5.00%, 4/1/44, Continuously Callable @100	1,450	1,759
Putnam County Development Authority Revenue, 0.14%, 9/1/24, Continuously Callable @100 (i)	2,000	2,000
Sarasota County Health Facilities Authority Revenue, 5.00%, 5/15/38, Continuously Callable @103	700	763
Southeast Overtown Park West Community Redevelopment Agency Tax Allocation, Series A-1, 5.00%, 3/1/30, Continuously Callable @100 (f)	1,000	1,103
Tampa-Hillsborough County Expressway Authority Revenue, Series A, 5.00%, 7/1/37, Pre-refunded 7/1/22 @ 100	1,505	1,617
Volusia County Educational Facility Authority Revenue, Series B, 5.00%, 10/15/45, Pre-refunded 4/15/25 @ 100	1,000	1,202
		19,665
Georgia (2.2%):
Appling County Development Authority Revenue (NBGA — Southern Co.), 0.17%, 9/1/41, Continuously Callable @100 (i)	3,900	3,900
Gainesville & Hall County Hospital Authority Revenue, 4.00%, 2/15/45, Continuously Callable @100	2,000	2,303
Glynn-Brunswick Memorial Hospital Authority Revenue, 5.00%, 8/1/47, Continuously Callable @100	1,000	1,154
The Burke County Development Authority Revenue (NBGA — Southern Co.), 0.18%, 11/1/52, Continuously Callable @100 (i)	1,600	1,600
The Monroe County Development Authority Revenue, 0.15%, 6/1/49 (i)	1,625	1,625
Valdosta Housing Authority Revenue (LIQ — Deutsche Bank A.G.), Series 2020-XF1089, 0.46%, 4/1/60, Callable 4/1/35 @ 100 (f) (i)	3,900	3,900
		14,482
Guam (0.3%):
Antonio B Won Pat International Airport Authority Revenue (INS — Assured Guaranty Municipal Corp.), 5.50%, 10/1/33, Continuously Callable @100	750	842
Guam Government Waterworks Authority Revenue, 5.50%, 7/1/43, Pre-refunded 7/1/23 @ 100	1,000	1,134
		1,976
Illinois (4.8%):
Bureau County Township High School District No. 502, GO (INS — Build America Mutual Assurance Co.), Series A, 5.00%, 12/1/37, Continuously Callable @100	1,000	1,206
Chicago Board of Education, GO (LIQ — Deutsche Bank A.G.), Series 2017-XM0188, 0.41%, 12/1/39, Callable 12/1/21 @ 100 (f) (i)	1,000	1,000

See notes to financial statements.

15

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Chicago Midway International Airport Revenue, Series B, 5.00%, 1/1/41, Continuously Callable @100	$1,000	$1,153
Chicago O'Hare International Airport Revenue, Series C, 5.00%, 1/1/41, Continuously Callable @100	1,000	1,179
Chicago O'Hare International Airport Revenue (INS — Assured Guaranty Municipal Corp.), 5.25%, 1/1/33, Continuously Callable @100	1,000	1,060
Chicago Park District, GO, Series C, 4.00%, 1/1/42, Continuously Callable @100	1,250	1,367
Chicago Transit Authority Sales Tax Receipts Fund Revenue, Series A, 4.00%, 12/1/55, Continuously Callable @100	2,000	2,186
City of Chicago Wastewater Transmission Revenue 5.00%, 1/1/44, Continuously Callable @100	1,000	1,091
Series A, 5.00%, 1/1/47, Continuously Callable @100	1,000	1,153
City of Chicago Waterworks Revenue, 5.00%, 11/1/44, Continuously Callable @100	1,000	1,137
Cook County Community College District No. 508, GO (INS — Build America Mutual Assurance Co.), 5.00%, 12/1/47, Continuously Callable @100	1,000	1,164
County of Cook Sales Tax Revenue, 5.00%, 11/15/38, Continuously Callable @100	1,000	1,185
Illinois Educational Facilities Authority Revenue, 4.00%, 11/1/36, Continuously Callable @102	1,000	1,139
Illinois Finance Authority Revenue 3.90%, 3/1/30, Continuously Callable @100	1,000	1,114
5.00%, 5/15/37, Continuously Callable @100	1,000	1,073
5.00%, 5/15/40, Continuously Callable @100	1,275	1,351
5.00%, 8/15/44, Continuously Callable @100	1,000	1,126
5.00%, 10/1/44, Continuously Callable @100	1,000	1,202
5.00%, 5/15/45, Continuously Callable @100	1,000	1,050
Series A, 6.00%, 10/1/32, Pre-refunded 4/1/21 @ 100	2,000	2,038
Series A, 4.00%, 10/1/40, Continuously Callable @100	1,000	1,108
Series C, 4.00%, 2/15/41, Continuously Callable @100	955	1,073
Series C, 4.00%, 2/15/41, Pre-refunded 2/15/27 @ 100	45	55
Northern Illinois Municipal Power Agency Revenue, Series A, 4.00%, 12/1/41, Continuously Callable @100	1,000	1,119
Northern Illinois University Revenue (INS — Build America Mutual Assurance Co.), Series B, 4.00%, 4/1/40, Continuously Callable @100	600	665
Sangamon County Water Reclamation District, GO Series A, 4.00%, 1/1/49, Continuously Callable @100	1,000	1,144
Series A, 5.75%, 1/1/53, Continuously Callable @100	1,235	1,496
State of Illinois, GO, 5.50%, 5/1/39, Continuously Callable @100	225	250
		31,884
Indiana (0.7%):
Evansville Redevelopment Authority Revenue (INS — Build America Mutual Assurance Co.), 4.00%, 2/1/39, Continuously Callable @100	1,000	1,114
Indiana Finance Authority Revenue 5.00%, 2/1/40, Continuously Callable @100	1,000	1,089
5.00%, 10/1/44, Pre-refunded 10/1/23 @ 100	1,000	1,059
Richmond Hospital Authority Revenue, 5.00%, 1/1/39, Continuously Callable @100	1,500	1,700
		4,962

See notes to financial statements.

16

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Kansas (1.0%):
City of Coffeyville Electric System Revenue (INS — National Public Finance Guarantee Corp.), Series B, 5.00%, 6/1/42, Pre-refunded 6/1/25 @ 100 (f)	$1,000	$1,210
City of Lawrence Revenue, 5.00%, 7/1/43, Continuously Callable @100	1,500	1,809
City of Wichita Revenue, 4.63%, 9/1/33, Continuously Callable @100	1,000	1,012
Wyandotte County-Kansas City Unified Government Utility System Revenue Series A, 5.00%, 9/1/44, Continuously Callable @100	1,250	1,421
Series A, 5.00%, 9/1/45, Continuously Callable @100	1,000	1,162
		6,614
Kentucky (0.5%):
City of Ashland Revenue, 5.00%, 2/1/40, Continuously Callable @100	1,000	1,093
Kentucky Economic Development Finance Authority Revenue, 5.00%, 5/15/46, Continuously Callable @100	1,000	1,000
Kentucky Economic Development Finance Authority Revenue (INS — Assured Guaranty Municipal Corp.), Series A, 5.00%, 12/1/45, Continuously Callable @100	1,000	1,180
		3,273
Louisiana (2.7%):
City of Shreveport Water & Sewer Revenue 5.00%, 12/1/40, Continuously Callable @100	1,000	1,164
Series B, 4.00%, 12/1/44, Continuously Callable @100	500	569
City of Shreveport Water & Sewer Revenue (INS — Build America Mutual Assurance Co.), Series C, 5.00%, 12/1/39, Continuously Callable @100	1,000	1,150
Jefferson Sales Tax District Revenue, Series B, 4.00%, 12/1/42, Continuously Callable @100	1,500	1,773
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (INS — Assured Guaranty Municipal Corp.) 5.00%, 10/1/39, Continuously Callable @100	1,000	1,187
5.00%, 10/1/43, Continuously Callable @100	1,000	1,171
4.00%, 10/1/46, Continuously Callable @100	1,000	1,086
Louisiana Public Facilities Authority Revenue 5.00%, 11/1/45, Pre-refunded 11/1/25 @ 100	1,000	1,229
5.00%, 7/1/52, Continuously Callable @100	1,000	1,146
4.00%, 1/1/56, Continuously Callable @100	1,000	1,065
Louisiana Public Facilities Authority Revenue (INS — Build America Mutual Assurance Co.), 5.25%, 6/1/51, Continuously Callable @100	1,000	1,159
Parish of East Baton Rouge Capital Improvements District Revenue, 4.00%, 8/1/44, Continuously Callable @100	1,400	1,647
Parish of St. James Revenue, Series A-1, 0.18%, 11/1/40, Continuously Callable @100 (i)	1,000	1,000
State of Louisiana Gasoline & Fuels Tax Revenue, Series C, 5.00%, 5/1/45, Continuously Callable @100	1,500	1,802
Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 5/15/35, Continuously Callable @100	1,000	1,094
		18,242
Maine (0.1%):
Maine Health & Higher Educational Facilities Authority Revenue, Series A, 4.00%, 7/1/46, Continuously Callable @100	1,000	1,020

See notes to financial statements.

17

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Maryland (0.2%):
Maryland Health & Higher Educational Facilities Authority Revenue, 4.00%, 7/1/45, Continuously Callable @100	$1,100	$1,234
Massachusetts (1.6%):
Massachusetts Development Finance Agency Revenue 5.00%, 4/15/40, Continuously Callable @100	1,000	1,086
5.25%, 11/15/41, Continuously Callable @100	1,000	1,111
5.00%, 7/1/46, Continuously Callable @100	1,000	1,143
5.00%, 10/1/57, Continuously Callable @105 (f)	1,000	1,042
Series A, 5.00%, 6/1/39, Continuously Callable @100	1,000	1,198
Series A, 5.50%, 7/1/44, Continuously Callable @100	1,000	935
Series A, 5.00%, 7/1/44, Continuously Callable @100	1,600	1,895
Series D, 5.00%, 7/1/44, Continuously Callable @100	1,000	1,111
Series F, 5.75%, 7/15/43, Continuously Callable @100	1,000	1,037
		10,558
Michigan (1.6%):
City of Wyandotte Electric System Revenue (INS — Build America Mutual Assurance Co.), Series A, 5.00%, 10/1/44, Continuously Callable @100	1,000	1,154
Detroit Downtown Development Authority Tax Allocation (INS — Assured Guaranty Municipal Corp.), 5.00%, 7/1/43, Continuously Callable @100	1,750	1,965
Jackson Public Schools, GO (NBGA — Michigan School Bond Qualification & Loan Program), 5.00%, 5/1/42, Continuously Callable @100	1,000	1,239
Karegnondi Water Authority Revenue, 5.00%, 11/1/41, Continuously Callable @100	1,000	1,208
Lincoln Consolidated School District, GO (INS — Assured Guaranty Municipal Corp.), Series A, 5.00%, 5/1/40, Continuously Callable @100	1,250	1,468
Livonia Public Schools, GO (INS — Assured Guaranty Municipal Corp.), 5.00%, 5/1/45, Continuously Callable @100	1,000	1,192
Michigan Finance Authority Revenue, 4.00%, 9/1/45, Continuously Callable @100	1,000	1,110
Wayne County Airport Authority Revenue, 5.00%, 12/1/44, Continuously Callable @100	1,000	1,118
		10,454
Minnesota (0.4%):
Housing & Redevelopment Authority Revenue 5.00%, 11/15/44, Pre-refunded 11/15/25 @ 100	1,000	1,228
5.00%, 11/15/47, Continuously Callable @100	1,000	1,173
		2,401
Missouri (0.8%):
Health & Educational Facilities Authority of the State of Missouri Revenue, 4.00%, 2/1/48, Continuously Callable @100	1,500	1,576
Health & Educational Facilities Authority Revenue 5.00%, 8/1/45, Continuously Callable @100	1,270	1,328
4.00%, 2/15/49, Continuously Callable @100	250	280
St. Louis Municipal Finance Corp. Revenue (INS — Assured Guaranty Municipal Corp.), 5.00%, 10/1/38, Continuously Callable @100	1,000	1,188
St. Louis Municipal Finance Corp. Revenue (INS — Assured Guaranty Municipal Corp.), 5.00%, 10/1/49, Continuously Callable @100	1,000	1,236
		5,608

See notes to financial statements.

18

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Nebraska (0.2%):
Douglas County Hospital Authority No. 3 Revenue, 5.00%, 11/1/48, Continuously Callable @100	$1,000	$1,121
Nevada (0.7%):
City of Carson City Revenue, 5.00%, 9/1/42, Continuously Callable @100	1,000	1,155
Las Vegas Convention & Visitors Authority Revenue, Series C, 4.00%, 7/1/41, Continuously Callable @100	1,555	1,686
Las Vegas Redevelopment Agency Tax Allocation, 5.00%, 6/15/45, Continuously Callable @100	1,500	1,666
		4,507
New Jersey (2.6%):
New Jersey Economic Development Authority Revenue 5.00%, 6/15/29, Continuously Callable @100	1,000	1,050
5.00%, 6/15/42, Continuously Callable @100	2,000	2,258
5.00%, 6/15/43, Continuously Callable @100	1,000	1,154
Series A, 4.00%, 7/1/34, Continuously Callable @100	1,000	1,061
Series A, 5.00%, 6/15/47, Continuously Callable @100	1,000	1,128
Series B, 5.00%, 6/15/43, Continuously Callable @100	1,000	1,153
New Jersey Economic Development Authority Revenue (INS — Assured Guaranty Municipal Corp.), 5.00%, 6/1/37, Continuously Callable @100	500	588
New Jersey Educational Facilities Authority Revenue, Series B, 5.00%, 9/1/36, Continuously Callable @100	1,000	1,132
New Jersey Educational Facilities Authority Revenue (INS — Assured Guaranty Municipal Corp.), Series C, 4.00%, 7/1/50, Continuously Callable @100	1,000	1,118
New Jersey Health Care Facilities Financing Authority Revenue, 5.00%, 10/1/37, Continuously Callable @100	1,000	1,130
New Jersey Transportation Trust Fund Authority Revenue Series A, 5.00%, 12/15/35, Continuously Callable @100	1,000	1,181
Series AA, 5.00%, 6/15/44, Continuously Callable @100	1,000	1,088
South Jersey Transportation Authority LLC Revenue, Series A, 5.00%, 11/1/39, Continuously Callable @100	1,250	1,387
South Jersey Transportation Authority Revenue, Series A, 4.00%, 11/1/50, Continuously Callable @100	1,000	1,118
Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 6/1/46, Continuously Callable @100	500	601
		17,147
New Mexico (0.2%):
New Mexico Hospital Equipment Loan Council Revenue, Series LA, 5.00%, 7/1/49, Continuously Callable @102	1,000	1,048
New York (1.5%):
Metropolitan Transportation Authority Revenue Series B-2A, 5.00%, 5/15/21	1,000	1,010
Series C, 5.00%, 11/15/42, Continuously Callable @100	1,000	1,043
New York Liberty Development Corp. Revenue 5.25%, 10/1/35	630	905
5.50%, 10/1/37	1,500	2,250
2.80%, 9/15/69, Continuously Callable @100	1,000	1,001

See notes to financial statements.

19

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
New York State Dormitory Authority Revenue, Series A, 4.00%, 9/1/50, Continuously Callable @100	$2,000	$2,186
New York State Dormitory Authority Revenue (INS — AMBAC Assurance Corp.), Series 1, 5.50%, 7/1/40	1,205	1,848
		10,243
North Carolina (0.4%):
North Carolina Medical Care Commission Revenue 5.00%, 10/1/35, Continuously Callable @100	1,000	1,089
5.00%, 1/1/49, Continuously Callable @104	1,500	1,604
		2,693
North Dakota (0.2%):
County of Ward Revenue, Series C, 5.00%, 6/1/43, Continuously Callable @100	1,000	1,133
Ohio (0.2%):
County of Warren Revenue, Series A, 4.00%, 7/1/45, Continuously Callable @100	735	790
Southeastern Ohio Port Authority Revenue, 5.00%, 12/1/43, Continuously Callable @100	750	756
		1,546
Oklahoma (0.5%):
Comanche County Hospital Authority Revenue, Series A, 5.00%, 7/1/32, Continuously Callable @100	1,315	1,361
Oklahoma Development Finance Authority Revenue, Series B, 5.50%, 8/15/57, Continuously Callable @100	1,000	1,183
Tulsa County Industrial Authority Revenue, 5.25%, 11/15/37, Continuously Callable @102	750	814
		3,358
Oregon (0.4%):
Medford Hospital Facilities Authority Revenue, Series A, 4.00%, 8/15/50, Continuously Callable @100	1,000	1,148
Salem Hospital Facility Authority Revenue, 5.00%, 5/15/53, Continuously Callable @102	1,250	1,347
		2,495
Pennsylvania (5.2%):
Adams County General Authority Revenue, 4.00%, 8/15/45, Continuously Callable @100	1,455	1,638
Allegheny County Hospital Development Authority Revenue 4.00%, 7/15/39, Continuously Callable @100	1,185	1,362
5.00%, 4/1/47, Continuously Callable @100	1,000	1,176
Altoona Area School District, GO (INS — Build America Mutual Assurance Co.), 5.00%, 12/1/48, Continuously Callable @100	1,000	1,164
Berks County IDA Revenue 5.00%, 5/15/43, Continuously Callable @102	350	376
5.00%, 11/1/50, Continuously Callable @100	1,500	1,568
Bucks County IDA Revenue, 4.00%, 8/15/44, Continuously Callable @100	1,000	1,115
Butler County Hospital Authority Revenue, 5.00%, 7/1/39, Continuously Callable @100	1,125	1,264
Canon Mcmillan School District, GO, 4.00%, 6/1/48, Continuously Callable @100	1,500	1,681

See notes to financial statements.

20

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Chester County IDA Revenue, 5.00%, 10/1/44, Continuously Callable @100	$1,000	$1,067
Commonwealth Financing Authority Revenue, 5.00%, 6/1/35, Continuously Callable @100	1,000	1,239
Commonwealth of Pennsylvania Certificate of Participation, Series A, 5.00%, 7/1/43, Continuously Callable @100	1,000	1,200
County of Lehigh Revenue, 4.00%, 7/1/49, Continuously Callable @100	1,000	1,127
Indiana County Hospital Authority Revenue, Series A, 6.00%, 6/1/39, Continuously Callable @100	1,625	1,692
Lancaster County Hospital Authority Revenue, 5.00%, 11/1/35, Continuously Callable @100	1,000	1,128
Montgomery County IDA Revenue 5.25%, 1/15/45, Continuously Callable @100	1,000	1,079
Series C, 4.00%, 11/15/43, Continuously Callable @103	600	657
Northampton County General Purpose Authority Revenue 4.00%, 8/15/40, Continuously Callable @100	1,000	1,095
5.00%, 8/15/43, Continuously Callable @100	1,000	1,198
Pennsylvania Turnpike Commission Revenue Series A-1, 5.00%, 12/1/46, Continuously Callable @100	1,000	1,147
Series A-1, 5.00%, 12/1/47, Continuously Callable @100	1,000	1,192
Series B, 5.00%, 12/1/39, Continuously Callable @100	1,000	1,224
Series B, 5.25%, 12/1/44, Continuously Callable @100	1,000	1,145
Philadelphia IDA Revenue, 5.00%, 8/1/50, Continuously Callable @100	1,050	1,198
Philadelphia School District, GO, Series A, 5.00%, 9/1/38, Continuously Callable @100	1,000	1,216
Reading School District, GO (INS — Assured Guaranty Municipal Corp.), 5.00%, 3/1/38, Continuously Callable @100	1,500	1,820
School District of Philadelphia, GO, Series F, 5.00%, 9/1/37, Continuously Callable @100	1,000	1,175
Wilkes-Barre Area School District, GO (INS — Build America Mutual Assurance Co.), 4.00%, 4/15/49, Continuously Callable @100	1,500	1,734
		34,677
Puerto Rico (0.1%):
Commonwealth of Puerto Rico, GO (INS — Assured Guaranty Municipal Corp.), Series A, 5.00%, 7/1/35, Continuously Callable @100	1,000	1,047
Rhode Island (0.2%):
Rhode Island Housing & Mortgage Finance Corp. Revenue, Series 15-A, 6.85%, 10/1/24, Continuously Callable @100	40	40
Rhode Island Turnpike & Bridge Authority Revenue, Series A, 5.00%, 10/1/40, Continuously Callable @100	1,000	1,211
		1,251
South Carolina (0.6%):
Piedmont Municipal Power Agency Revenue (INS — Assured Guaranty Municipal Corp.), Series D, 5.75%, 1/1/34, Continuously Callable @100	2,000	2,060
South Carolina Jobs-Economic Development Authority Revenue 5.00%, 11/15/47, Continuously Callable @103	1,000	1,127
4.00%, 4/1/49, Continuously Callable @103	620	617
		3,804

See notes to financial statements.

21

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Tennessee (0.8%):
Greeneville Health & Educational Facilities Board Revenue, 5.00%, 7/1/37, Continuously Callable @100	$1,500	$1,791
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue 5.00%, 10/1/45, Continuously Callable @100	1,000	1,080
5.00%, 7/1/46, Continuously Callable @100	1,000	1,155
5.00%, 10/1/48, Continuously Callable @100	500	527
The Metropolitan Nashville Airport Authority Revenue, Series A, 4.00%, 7/1/49, Continuously Callable @100	1,000	1,123
		5,676
Texas (8.0%):
Arlington Higher Education Finance Corp. Revenue (NBGA — Texas Permanent School Fund), 4.00%, 8/15/44, Continuously Callable @100	2,165	2,572
Austin Convention Enterprises, Inc. Revenue, 5.00%, 1/1/34, Continuously Callable @100	1,380	1,339
Bexar County Health Facilities Development Corp. Revenue, 5.00%, 7/15/37, Continuously Callable @105	1,000	1,078
Central Texas Regional Mobility Authority Revenue 4.00%, 1/1/41, Continuously Callable @100	1,000	1,080
Series A, 5.00%, 1/1/45, Continuously Callable @100	1,000	1,140
Central Texas Turnpike System Revenue, Series C, 5.00%, 8/15/42, Continuously Callable @100	1,000	1,121
City of Arlington Special Tax (INS — Assured Guaranty Municipal Corp.), Series A, 5.00%, 2/15/48, Continuously Callable @100	1,000	1,177
City of Houston Hotel Occupancy Tax & Special Revenue 5.00%, 9/1/39, Continuously Callable @100	1,000	1,051
5.00%, 9/1/40, Continuously Callable @100	1,000	1,049
City of Irving Texas Revenue, 5.00%, 8/15/43, Continuously Callable @100	1,000	1,030
City of Laredo Waterworks & Sewer System Revenue, 4.00%, 3/1/41, Continuously Callable @100	1,000	1,124
City of Lewisville Special Assessment (INS — ACA Financial Guaranty Corp.), 5.80%, 9/1/25 (b)	3,420	3,576
Clifton Higher Education Finance Corp. Revenue (NBGA — Texas Permanent School Fund) 5.00%, 8/15/39, Continuously Callable @100	1,000	1,153
4.00%, 8/15/44, Continuously Callable @100	1,000	1,201
County of Bexar Revenue, 4.00%, 8/15/44, Continuously Callable @100	1,500	1,602
Everman Independent School District, GO (NBGA — Texas Permanent School Fund), 4.00%, 2/15/50, Continuously Callable @100	1,500	1,810
Harris County Cultural Education Facilities Finance Corp. Revenue, 5.00%, 6/1/38, Continuously Callable @100	1,000	1,048
Harris County Hospital District Revenue, 4.00%, 2/15/42, Continuously Callable @100	1,000	1,098
Karnes County Hospital District Revenue, 5.00%, 2/1/44, Continuously Callable @100	1,000	1,108
Matagorda County Navigation District No. 1 Revenue, 4.00%, 6/1/30, Continuously Callable @100	1,000	1,065
Mesquite Health Facilities Development Corp. Revenue, 5.00%, 2/15/35, Continuously Callable @100	1,000	878

See notes to financial statements.

22

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
New Hope Cultural Education Facilities Finance Corp. Revenue Series A, 5.00%, 4/1/47, Pre-refunded 4/1/25 @ 100	$1,600	$1,920
Series A, 5.00%, 7/1/47, Continuously Callable @100	1,000	823
New Hope Cultural Education Facilities Finance Corp. Revenue (INS — Assured Guaranty Municipal Corp.), Series A1, 5.00%, 7/1/38, Continuously Callable @100	225	264
North Texas Tollway Authority Revenue Series B, 5.00%, 1/1/31, Continuously Callable @100	1,500	1,700
Series B, 5.00%, 1/1/45, Continuously Callable @100	1,000	1,154
Port of Arthur Navigation District Industrial Development Corp. Revenue, 0.15%, 3/1/42, Callable 3/1/21 @ 100 (i)	3,000	3,000
Port of Port Arthur Navigation District Revenue 0.34%, 11/1/40, Continuously Callable @100 (b) (i)	4,650	4,650
Series A, 0.20%, 4/1/40, Continuously Callable @100 (i)	200	200
Series B, 0.20%, 4/1/40, OWN MERIT, Continuously Callable @100 (i)	275	275
Series C, 0.21%, 4/1/40, Continuously Callable @100 (i)	3,400	3,400
Princeton Independent School District, GO (NBGA — Texas Permanent School Fund), 5.00%, 2/15/43, Continuously Callable @100	1,000	1,256
Prosper Independent School District, GO (NBGA — Texas Permanent School Fund), 5.00%, 2/15/48, Continuously Callable @100	1,000	1,243
Tarrant County Cultural Education Facilities Finance Corp. Revenue 5.00%, 11/15/46, Continuously Callable @100	1,000	1,136
Series A, 5.00%, 11/15/45, Continuously Callable @100	1,000	820
Series B, 5.00%, 11/15/36, Continuously Callable @100	1,000	876
Series B, 5.00%, 7/1/48, Continuously Callable @100	1,500	1,827
		52,844
Virginia (0.2%):
Alexandria IDA Revenue, 5.00%, 10/1/45, Continuously Callable @100	1,000	1,065
Washington (0.9%):
King County Public Hospital District No 2, GO, Series A, 4.00%, 12/1/41, Continuously Callable @100	1,000	1,156
Washington Health Care Facilities Authority Revenue 4.00%, 7/1/42, Continuously Callable @100	1,000	1,120
5.00%, 1/1/47, Continuously Callable @100	1,000	1,172
Washington Higher Education Facilities Authority Revenue, 4.00%, 5/1/45, Continuously Callable @100	1,100	1,221
Washington State Housing Finance Commission Revenue, 5.00%, 1/1/38, Continuously Callable @102 (f)	1,000	1,085
		5,754
West Virginia (0.2%):
West Virginia Hospital Finance Authority Revenue, 4.00%, 1/1/38, Continuously Callable @100	1,500	1,677
Wisconsin (1.1%):
Public Finance Authority Revenue 5.00%, 7/1/38, Continuously Callable @100	1,000	1,244
Series A, 5.25%, 10/1/48, Continuously Callable @100	1,500	1,626
Series A, 4.00%, 10/1/49, Continuously Callable @100	1,500	1,688

See notes to financial statements.

23

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Public Finance Authority Revenue (INS — Assured Guaranty Municipal Corp.), 5.00%, 7/1/44, Continuously Callable @100	$600	$705
Wisconsin Health & Educational Facilities Authority Revenue 5.25%, 4/15/35, Pre-refunded 4/15/23 @ 100	1,000	1,118
5.00%, 9/15/45, Continuously Callable @100	1,000	1,028
		7,409
Wyoming (0.2%):
County of Laramie Revenue, 5.00%, 5/1/37, Continuously Callable @100	1,250	1,271
Total Municipal Bonds (Cost $319,945)		337,222
U.S. Treasury Obligations (0.1%)
U.S. Treasury Bills, 0.08%, 1/28/21 (b) (k)	700	700
Total U.S. Treasury Obligations (Cost $700)		700
Collateral for Securities Loaned^ (0.0%) (l)
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.02% (m)	29,281	29
HSBC U.S. Government Money Market Fund I Shares, 0.03% (m)	284,105	284
Total Collateral for Securities Loaned (Cost $313)		313
Total Investments (Cost $436,847) — 98.8%		654,414
Other assets in excess of liabilities — 1.2%		7,954
NET ASSETS — 100.00%		$662,368

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security has been segregated as collateral for derivative instruments.

(c)  Rounds to less than $1 thousand.

(d)  All or a portion of this security is on loan.

(e)  Northern Trust Corp. is the parent of Northern Trust Investments Inc., which is the sub adviser of the Fund.

(f)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of November 30, 2020, the fair value of these securities was $10,352 (thousands) and amounted to 1.6% of net assets.

(g)  Zero-coupon bond.

(h)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of November 30, 2020, illiquid securities were less than 0.05%% of the Fund's net assets.

(i)  Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

See notes to financial statements.

24

USAA Mutual Funds Trust USAA Growth and Tax Strategy Fund	Schedule of Portfolio Investments — continued November 30, 2020

  (Unaudited)

(j)  All of the coupon is paid in kind.

(k)  Rate represents the effective yield at November 30, 2020.

(l)  Amount represents less than 0.05% of net assets.

(m)  Rate disclosed is the daily yield on November 30, 2020.

AMBAC — American Municipal Bond Assurance Corporation

Continuously callable — Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.

GO — General Obligation

IDA — Industrial Development Authority

LLC — Limited Liability Company

PIK — Payment in-kind

PLC — Public Limited Company

Credit Enhancements — Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS  Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

LIQ  Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.

NBGA  Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: Florida General Obligation, Municipal Securities Purchase, Inc., Texas Permanent School Fund, or Utah General Obligation.

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures	29	12/21/20	$5,008,182	$5,253,640	$245,458
Total unrealized appreciation					$245,458
Total unrealized depreciation					—
Total net unrealized appreciation (depreciation)					$245,458

See notes to financial statements.

25

USAA Mutual Funds Trust	Statement of Assets and Liabilities November 30, 2020

(Amounts in Thousands, Except Per Share Amounts)   (Unaudited)

	USAA Growth and Tax Strategy Fund
Assets:
Investments, at value (Cost $436,847)	$654,414	(a)
Cash and cash equivalents	4,677
Receivables:
Interest and dividends	4,445
Capital shares issued	217
From Adviser	7
Prepaid expenses	54
Total assets	663,814
Liabilities:
Payables:
Collateral received on loaned securities	313
Collateral received from brokers for futures contract	6
Capital shares redeemed	762
Variation margin on open futures contracts	19
Accrued expenses and other payables:
Investment advisory fees	180
Administration fees	78
Custodian fees	1
Transfer agent fees	34
Compliance fees	—	(b)
12b-1 fees	—	(b)
Other accrued expenses	53
Total liabilities	1,446
Net Assets:
Capital	458,448
Total accumulated earnings/(loss)	203,920
Net assets	$662,368
Net Assets
Fund Shares	$618,766
Institutional Shares	43,312
Class A shares	74
Class C shares	216
Total	$662,368
Shares (unlimited number of shares authorized with no par value):
Fund Shares	26,597
Institutional Shares	1,862
Class A shares	3
Class C shares	9
Total	28,471
Net asset value, offering and redemption price per share: (c)
Fund Shares	$23.26
Institutional Shares	$23.26
Class A shares	$23.25
Class C shares (d)	$23.20
Maximum Sales Charge — Class A shares	2.25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A shares	$23.79

(a)  Includes $292 of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

(d)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

26

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended November 30, 2020

(Amounts in Thousands)   (Unaudited)

	USAA Growth and Tax Strategy Fund
Investment Income:
Dividends	$2,533
Interest	5,611
Securities lending (net of fees)	3
Total income	8,147
Expenses (b):
Investment advisory fees	1,059
Administration fees — Fund Shares	461
Administration fees — Institutional Shares	6
Administration fees — Class A shares	—	(a)
Administration fees — Class C shares	—	(a)
Sub-Administration fees	22
12b-1 fees — Class A shares	—	(a)
12b-1 fees — Class C shares	—	(a)
Custodian fees	10
Transfer agent fees — Fund Shares	206
Transfer agent fees — Institutional Shares	6
Transfer agent fees — Class A shares	—	(a)
Transfer agent fees — Class C shares	—	(a)
Trustees' fees	26
Compliance fees	2
Legal and audit fees	45
State registration and filing fees	47
Other expenses	46
Total expenses	1,936
Expenses waived/reimbursed by Adviser	(20)
Net expenses	1,916
Net Investment Income (Loss)	6,231
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	931
Net realized gains (losses) from futures contracts	1,101
Net change in unrealized appreciation/depreciation on investment securities	63,811
Net change in unrealized appreciation/depreciation on futures contracts	(765)
Net realized/unrealized gains (losses) on investments	65,078
Change in net assets resulting from operations	$71,309

(a)  Rounds to less than $1 thousand.

(b)  Activity for each of the Institutional Shares, Class A shares, and Class C shares is for the period June 29, 2020 (commencement of operations) to November 30, 2020.

See notes to financial statements.

27

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Growth and Tax Strategy Fund
	Six Months Ended November 30, 2020 (unaudited)	Year Ended May 31, 2020
From Investments:
Operations:
Net investment income (loss)	$6,231	$13,142
Net realized gains (losses) from investments	2,032	(14,260)
Net change in unrealized appreciation/depreciation on investments	63,046	30,136
Change in net assets resulting from operations	71,309	29,018
Distributions to Shareholders:
Fund Shares	(6,288)	(12,679)
Institutional Shares (a)	(50)	—
Class A Shares (a)	— (b)	—
Class C Shares (a)	— (b)	—
Change in net assets resulting from distributions to shareholders	(6,338)	(12,679)
Change in net assets resulting from capital transactions	3,818	50,920
Change in net assets	68,789	67,259
Net Assets:
Beginning of period	593,579	526,320
End of period	$662,368	$593,579

(a) Activity for each of the Institutional Shares, Class A shares, and Class C shares is for the period June 29, 2020 (commencement of operations) to November 30, 2020.

(b)  Rounds to less than $1 thousand.

(continues on next page)

See notes to financial statements.

28

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)   (continued)

	USAA Growth and Tax Strategy Fund
	Six Months Ended November 30, 2020 (unaudited)	Year Ended May 31, 2020
Capital Transactions:
Fund Shares
Proceeds from shares issued	$55,103	$180,586
Distributions reinvested	5,693	11,553
Cost of shares redeemed	(98,985)	(141,219)
Total Fund Shares	$(38,189)	$50,920
Institutional Shares (a)
Proceeds from shares issued	$42,435	$—
Distributions reinvested	48	—
Cost of shares redeemed	(754)	—
Total Institutional Shares	$41,729	$—
Class A Shares (a)
Proceeds from shares issued	$71	$—
Distributions reinvested	— (b)	—
Total Class A Shares	$71	$—
Class C Shares (a)
Proceeds from shares issued	$207	$—
Distributions reinvested	— (b)	—
Total Class C Shares	$207	$—
Change in net assets resulting from capital transactions	$3,818	$50,920
Share Transactions:
Fund Shares
Issued	2,483	8,571
Reinvested	266	571
Redeemed	(4,467)	(6,904)
Total Fund Shares	(1,718)	2,238
Institutional Shares (a)
Issued	1,894	—
Reinvested	2	—
Redeemed	(34)	—
Total Institutional Shares	1,862	—
Class A Shares (a)
Issued	3	—
Reinvested	— (c)	—
Total Class A Shares	3	—
Class C Shares (a)
Issued	9	—
Reinvested	— (c)	—
Total Class C Shares	9	—
Change in Shares	156	2,238

(a)  Activity for each of the Institutional Shares, Class A shares, and Class C shares is for the period June 29, 2020 (commencement of operations) to November 30, 2020. Rounds to less than $1 thousand.

(b)  Rounds to less than $1 thousand.

(c)  Rounds to less than 1 thousand.

See notes to financial statements.

29

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA Growth and Tax Strategy Fund
Fund Shares
Six Months Ended November 30, 2020 (unaudited)	$20.96	0.22	(d)	2.30	2.52	(0.22)	—
Year Ended May 31, 2020	$20.18	0.47	(d)	0.77	1.24	(0.46)	—
Year Ended May 31, 2019	$19.77	0.47		0.47	0.94	(0.48)	(0.05)
Year Ended May 31, 2018	$18.76	0.44		1.01	1.45	(0.44)	—
Year Ended May 31, 2017	$17.79	0.42		0.96	1.38	(0.41)	—
Year Ended May 31, 2016	$17.48	0.43		0.35	0.78	(0.47)	—
Institutional Shares
June 29, 2020 (f) through November 30, 2020 (unaudited)	$21.05	0.20	(d)	2.12	2.32	(0.11)	—
Class A shares
June 29, 2020 (f) through November 30, 2020 (unaudited)	$21.05	0.16	(d)	2.14	2.30	(0.10)	—
Class C shares
June 29, 2020 (f) through November 30, 2020 (unaudited)	$21.05	0.09	(d)	2.13	2.22	(0.07)	—

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two year period beginning July 1, 2019 and in effect through September 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Reflects an overall increase in purchases and sales of securities.

(f)  Commencement of operations.

See notes to financial statements.

30

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charges)*(a)	Net Expenses^(b)	Net Investment Income (Loss)(b)	Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA Growth and Tax Strategy Fund
Fund Shares
Six Months Ended November 30, 2020 (unaudited)	(0.22)	$23.26	12.14%	0.61%	1.98%	0.61%	$618,766	11%
Year Ended May 31, 2020	(0.46)	$20.96	6.25%	0.57%	2.25%	0.57%	$593,579	34	%(e)
Year Ended May 31, 2019	(0.53)	$20.18	4.83%	0.60%	2.44%	0.60%	$526,320	7%
Year Ended May 31, 2018	(0.44)	$19.77	7.81%	0.68%	2.32%	0.68%	$459,682	10%
Year Ended May 31, 2017	(0.41)	$18.76	7.88%	0.84%	2.33%	0.84%	$391,020	4%
Year Ended May 31, 2016	(0.47)	$17.79	4.60%	0.87%	2.53%	0.87%	$327,334	10%
Institutional Shares
June 29, 2020 (f) through November 30, 2020 (unaudited)	(0.11)	$23.26	11.07%	0.57%	2.05%	0.65%	$43,312	11%
Class A shares
June 29, 2020 (f) through November 30, 2020 (unaudited)	(0.10)	$23.25	10.95%	0.86%	1.70%	66.63%	$74	11%
Class C shares
June 29, 2020 (f) through November 30, 2020 (unaudited)	(0.07)	$23.20	10.57%	1.61%	0.94%	21.02%	$216	11%

See notes to financial statements.

31

USAA Mutual Funds Trust	Notes to Financial Statements November 30, 2020

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Growth and Tax Strategy Fund (the "Fund"). The Fund offers four classes of shares: Fund Shares, Institutional Shares*, Class A shares* and Class C shares*. The Fund is classified as diversified under the 1940 Act.

* The Institutional Shares, Class A shares and Class C shares commenced operations on June 29, 2020.

Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser"), has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

32

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of United States ("U.S.") issuers, along with corporate and municipal securities, including short-term investments maturing in 60 days or less, may be valued using evaluated bid or the last sales price to price securities by dealers or an independent pricing service approved by the Board. These valuations are typically categorized as Level 2 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of November 30, 2020, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Common Stocks	$316,179	$—	$—	$316,179
Municipal Bonds	—	337,222	—	337,222
U.S. Treasury Obligations	—	700	—	700
Collateral for Securities Loaned	313	—	—	313
Total	$316,492	$337,922	$—	$654,414
Other Financial Investments^:
Assets:
Futures Contracts	$245	$—	$—	$245
Total	$245	$—	$—	$245

^  Futures Contracts are valued at the unrealized appreciation (depreciation) on the investment.

For the six months ended November 30, 2020, there were no transfers in or out of the Level 3 fair value hierarchy.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

33

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

Investment Companies:

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Securities Purchased on a Delayed-Delivery or When-Issued Basis:

The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for delayed-delivery or when-issued securities. If the Fund owns delayed-delivery or when-issued securities, these values are included in Payable for investments purchased on the accompanying Statement of Assets and Liabilities and the segregated assets are identified on the Schedule of Portfolio Investments.

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payment of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

Below Investment Grade Securities:

The Fund may invest in below investment grade securities (i.e. lower-quality, "junk" debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

Derivative Instruments:

Futures Contracts:

The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent

34

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and Liabilities under Collateral received from brokers for futures contracts.

As of November 30, 2020, the Fund entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of November 30, 2020 (amounts in thousands):

	Assets	Liabilities
	Variation Margin Receivable on Open Futures Contracts*	Variation Margin Payable on Open Futures Contracts*
Equity Risk Exposure	$245	$—

*  Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedule of Portfolio Investments. Only current day's variation margin for futures contracts is reported within the Statement of Assets and Liabilities.

The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the six months ended November 30, 2020 (amounts in thousands):

	Net Realized Gains (Losses) on on Derivatives Recognized as a Result of Operations	Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Futures Contracts	Net Change in Unrealized Appreciation/Depreciation on Futures Contracts
Equity Risk Exposure	$1,101	$(765)

All open derivative positions at period end are reflected on the Fund's Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds Investment proceeds.

35

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

Securities Lending:

The Fund, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100 thousand. Collateral may be cash, U.S. government securities, or other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. Cash collateral may be invested in high-quality short-term investments, primarily open-end investment companies. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Noncash collateral received by the Fund may not be sold or re-pledged, except to satisfy borrower default. Cash collateral is listed on the Fund's Schedule of Portfolio Investments and Financial Statements while non-cash collateral is not included.

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of November 30, 2020.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$292	$—	$313

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of May 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, 12b-1 fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

36

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in cross-trades, which are securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended November 30, 2020, the Fund engaged in the following securities transactions with affiliated funds, which resulted in the following net realized gains (losses) (amounts in thousands):

Purchases	Sales	Net Realized Gains (Losses)
$11,825	$17,940	$—

Fees Paid Indirectly:

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended November 30, 2020, were as follows for the Fund (amounts in thousands):

Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)
$73,284	$69,081

There were no purchases and sales of U.S. government securities during the six months ended November 30, 2020.

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.30% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended November 30, 2020, are reflected on the Statement of Operations as Investment Advisory fees.

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the prior investment adviser to the Fund announced that AMCO would be acquired by Victory Capital Holdings Inc.(the "Transaction"). A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and Victory Capital Management Inc. ("Victory Capital"). The Transaction closed on July 1, 2019. Effective July 1, 2019, VCM replaced AMCO as the investment adviser to the Fund and no performance adjustments were made for the periods beginning
37

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter is utilized in calculating future performance adjustments.

The performance adjustment for each share class is accrued daily and calculated monthly by comparing each class' performance to that of the Lipper Composite Index which is comprised of 51% of the Lipper General & Insured Municipal Bond Funds Index, which measures the total return performance of the largest funds tracked by Lipper that invest at least 65% of their assets in municipal debt issues in the top four credit categories, and 49% of the Lipper Large-Cap Core Funds Index, which measures the total return performance of funds tracked by Lipper that by portfolio practice invest at least 75% of their equity assets in companies with market capitalizations of greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P 1500 Index.

The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)(a)
+/- 20 to 50	+/- 4
+/- 51 to 100	+/- 5
+/- 101 and greater	+/- 6

(a)  Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point. Average daily net assets of the share class are calculated over a rolling 36-month period.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Composite Index over that period, even if the class has overall negative returns during the performance period.

For the period July 1, 2020 to November 30, 2020, performance adjustments for Fund Shares, Institutional Shares, Class A shares and Class C shares were $120 thousand, less than $1 thousand, less than $1 thousand and less than $1 thousand , respectively. For the Fund Shares, Institutional Shares, Class A shares and Class C shares the performance adjustments were 0.04%, less than 0.01%, less than 0.01% and less than 0.01% of average daily net assets, respectively.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets.

VCM entered into a Subadvisory Agreement with Northern Trust Investments, Inc. ("NTI") under which NTI directs the investment and reinvestment of the Fund's assets invested in blue chip stocks (as allocated from time to time by VCM). This arrangement provides for monthly fees that are paid by VCM. VCM (not the Fund) pays the subadviser fees.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Administration, Servicing and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.15% of average daily net assets of the Fund Shares, Class A shares and Class C shares, 0.10% of average daily net assets of

38

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

the Institutional Shares, respectively. Amounts incurred for the six months ended November 30, 2020, are reflected on the Statement of Operations as Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended November 30, 2020, are reflected on the Statement of Operations as Compliance fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended November 30, 2020, are reflected on the Statement of Operations as Sub-Administration fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares, Class A shares and Class C shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10% of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended November 30, 2020, are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust. Effective June 30, 2020, the Distributor's name was changed from Victory Capital Advisers, Inc.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A shares and Class C shares of the Fund. Amounts incurred and paid to VCTA for the period ended November 30, 2020, are reflected on the Statement of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commissions on sales of the Class A shares of the Fund. For the six months ended November 30, 2020, the Distributor received approximately less than $1 thousand from commissions earned on sales of Class A shares of the Fund.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended November 30, 2020, are reflected on the Statement of Operations as Custodian fees.

39

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least September 30, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of November 30, 2020, the expense limits (excluding voluntary waivers) are 0.61%, 0.57%, 0.86% and 1.61% for Fund Shares, Institutional Shares, Class A shares and Class C shares, respectively.

Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.

As of November 30, 2020, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at November 30, 2020.

Expires May 31, 2024	Total
$20	$20

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended November 30, 2020.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Sub-Administrator, Sub-Fund Accountant, and Legal.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Geopolitical/Natural Disaster Risk — Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. Likewise, systemic market dislocations of the kind that occurred during the financial crisis that began in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund's investments. Some countries, including the United States, are adopting more protectionist trade policies and moving away from the tighter financial industry regulations that followed the 2008 financial crisis, which may also affect the value of a Fund's investments.

Political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of a Fund's investments, increase uncertainty in or impair the operation of the U.S. or other securities markets and degrade investor and consumer confidence, perhaps suddenly and to a significant degree.

An outbreak of disease called COVID-19 has spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other

40

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and consumer activity, significant challenges in healthcare service preparation and delivery, quarantines and general concern and uncertainty. These negative impacts have caused significant volatility and declines in global financial markets, which have caused losses for Fund investors during and subsequent to period end. The impact of the COVID-19 pandemic last for an extended period of time, and could result in a substantial economic downturn or recession. Public health crises may exacerbate other pre-existing political, social, economic, market and financial risks. The extent of the impact to the financial performance of the Funds' investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations.

Other factors that may affect the value of debt securities, include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuers ability to timely meet its debt obligations as they come due.

Credit Risk — The fixed-income securities in the Fund's portfolio are subject to credit risk, which is the possibility that an issuer of a fixed-income security will fail to make timely interest and/or principal payments on its securities or that negative market perceptions of the issuer's ability to make such payments will cause the price of that security to decline. The Fund accepts some credit risk as a recognized means to enhance an investor's return. All fixed-income securities, varying from the highest quality to the very speculative, have some degree of credit risk. Fixed-income securities rated below investment grade, also known as "junk" or high-yield bonds, generally entail greater economic, credit, and liquidity risk than investment-grade securities. Their prices may be more volatile, especially during economic downturns, financial setbacks, or liquidity events.

Interest Rate Risk — As a mutual fund that has the ability to invest in bonds, the Fund is subject to the risk that the market value of the bonds in its portfolio will fluctuate because of changes in interest rates, changes in the supply of and demand for tax-exempt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices fall; conversely, when interest rates fall, bond prices rise. The price volatility of a bond also depends on its duration. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. The ability of an issuer of a debt security to repay principal prior to a security's maturity can increase the security's sensitivity to interest rate changes.

Decisions by the U.S. Federal Reserve (also known as the "Fed") regarding interest rate and monetary policy, which can be difficult to predict and sometimes change direction suddenly in response to economic and market events, can have a significant effect on the value of fixed-income securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. As a result, the value of fixed income securities may vary widely under certain market conditions.

LIBOR Discontinuation Risk — Many debt securities, derivatives and other financial instruments, including some of the Fund's investments, use the London Interbank Offered Rate ("LIBOR") as the reference or benchmark rate for variable interest rate calculations. However, the use of LIBOR started to come under pressure following manipulation allegations in 2012. Despite increased regulation and other corrective actions since that time, concerns have arisen regarding its viability as a benchmark, due largely to reduced activity in the financial markets that it measures. In June 2017, the Alternative

41

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

Reference Rates Committee, a group of large U.S. banks working with the Federal Reserve, announced its selection of a new Secured Overnight Funding Rate ("SOFR"), which is intended to be a broad measure of secured overnight U.S. Treasury repo rates, as an appropriate replacement for LIBOR. The Federal Reserve Bank of New York began publishing the SOFR in 2018, expecting that it could be used on a voluntary basis in new instruments and transactions. Bank working groups and regulators in other countries have suggested other alternatives for their markets, including the Sterling Overnight Interbank Average Rate ("SONIA") in England. In July 2017, the Financial Conduct Authority (the "FCA"), the United Kingdom financial regulatory body, announced that after 2021 it will cease its active encouragement of UK banks to provide the quotations needed to sustain LIBOR. That announcement suggests that LIBOR may cease to be published after that time. For U.S. dollar LIBOR, however, the relevant date may be deferred to June 30, 2023 for the most common tenors (overnight and one, three, six and 12 months). As to those tenors, the LIBOR administrator has published a consultation regarding its intention to cease publication of U.S. dollar LIBOR as of June 30, 2023 (instead of December 31, 2021, as previously expected), apparently based on continued rate submissions from banks. It is expected that there will be enough for market participants to transition to the use of a different benchmark for both new and existing securities and transactions. Various financial industry groups have begun planning for that transition, but there are obstacles to converting certain longer-term securities and transactions to a new benchmark. Transition planning is at an early stage, and neither the effect of the transition process nor its ultimate success can yet be known. Although the foregoing may provide some sense of timing, there is no assurance that LIBOR, or any particular currency and tenor, will continue to be published until any particular date, and it appears highly likely that LIBOR will be discontinued or modified after December 31, 2021 or June 30, 2023, depending on the currency and tenor. The transition process might lead to increased volatility and illiquidity in markets that currently rely on the LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based instruments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur before the end of 2021.

6. Borrowing and Interfund Lending:

Line of Credit:

For the six months ended November 30, 2020, the Victory Funds Complex participated in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2020 with a termination date of June 28, 2021. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. For the six months ended November 30, 2020, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro- rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Effective June 29, 2020, under an amended Line of Credit agreement, Citibank will also receive an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex will pay a pro-rata portion of the upfront fee. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.

The Fund did not utilize or participate in the Facility during the six months ended November 30, 2020.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Fund, that is permitted to

42

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

participate in the Facility, in the Victory Funds Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period is reflected on the Statement of Operations under Income on Interfund lending.

The Fund did not utilize or participate in the Facility during the six months ended November 30, 2020.

7. Federal Income Tax Information:

The Fund intends to declare and distribute any net investment income quarterly. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending May 31, 2021.

At May 31, 2020, the Fund had net capital loss carryforwards as shown in the table below (amounts in thousands).

Short-Term Amount	Long-Term Amount	Total
$11,911	$5,523	$17,434

43

USAA Mutual Funds Trust	Supplemental Information November 30, 2020

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2020 through November 30, 2020 (unless noted otherwise).

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/1/20	Actual Ending Account Value 11/30/20	Hypothetical Ending Account Value 11/30/20	Actual Expenses Paid During Period 6/1/20- 11/30/20*	Hypothetical Expenses Paid During Period 6/1/20- 11/30/20*	Annualized Expense Ratio During Period 6/1/20- 11/30/20
Fund Shares	$1,000.00	$1,121.40	$1,022.01	$3.24	$3.09	0.61%
Institutional Shares**	1,000.00	1,110.70	1,022.21	2.54	2.89	0.57%
Class A shares**	1,000.00	1,109.50	1,020.76	3.83	4.36	0.86%
Class C shares**	1,000.00	1,105.70	1,017.00	7.15	8.14	1.61%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**  Actual Expenses Paid are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 154/365 to reflect the stub period from commencement of operations June 29, 2020 through November 30, 2020.

44

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

27801-0121

NOVEMBER 30, 2020

Semi Annual Report

USAA International Fund

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports may no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396 or by submitting your request via email to TA.Processing@FISGlobal.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396 or by submitting your request via email to TA.Processing@FISGlobal.com.

Your election to receive reports in paper will apply to all funds held with the USAA Mutual Funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member of FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logo are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	29
Statement of Operations	30
Statements of Changes in Net Assets	31
Financial Highlights	34
Notes to Financial Statements	38
Supplemental Information	48
Proxy Voting and Portfolio Holdings Information	48
Expense Examples	48
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

USAA Mutual Funds Trust

USAA Mutual Funds Trust USAA International Fund	November 30, 2020

  (Unaudited)

Investment Objective & Portfolio Holdings:

The Fund's investment objective is to seek capital appreciation.

Top 10 Sectors

November 30, 2020

(% of Net Assets)

Financials	17.9%
Industrials	13.7%
Consumer Discretionary	11.5%
Health Care	10.2%
Consumer Staples	9.1%
Information Technology	8.4%
Materials	7.1%
Communication Services	6.9%
Energy	5.4%
Real Estate	5.0%

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Country Allocation*:

November 30, 2020

(% of Net Assets)

* Includes countries with less than 3.0% of portfolio and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.5%)
Argentina (0.0%): (a)
Energy (0.0%):
YPF SA, ADR (b) (c)	179,606	$903
Australia (4.8%):
Communication Services (0.0%): (a)
Nine Entertainment Co. Holdings Ltd.	315,798	531
Consumer Discretionary (0.3%):
ARB Corp. Ltd.	118,293	2,402
Aristocrat Leisure Ltd.	84,102	1,983
Collins Foods Ltd.	339,900	2,325
JB Hi-Fi Ltd.	42,880	1,440
Kogan.com Ltd.	96,125	1,156
Temple & Webster Group Ltd. (b)	89,577	648
		9,954
Consumer Staples (0.0%): (a)
Inghams Group Ltd.	244,753	547
Energy (0.2%):
Beach Energy Ltd.	3,783,446	4,830
Financials (0.8%):
AUB Group Ltd.	56,067	687
Australia & New Zealand Banking Group Ltd.	156,883	2,595
Macquarie Group Ltd.	202,020	20,540
Netwealth Group Ltd.	149,385	1,847
		25,669
Health Care (0.9%):
CSL Ltd.	106,267	23,266
Healius Ltd.	437,964	1,177
Sonic Healthcare Ltd.	84,342	2,039
		26,482
Industrials (0.0%): (a)
Austal Ltd.	292,117	626
Bingo Industries Ltd.	449,439	865
		1,491
Information Technology (0.1%):
Data#3 Ltd.	296,576	1,244
Hansen Technologies Ltd.	220,845	613
		1,857
Materials (1.3%):
BHP Group Ltd.	967,066	26,963
Igo Ltd.	192,298	662
Mineral Resources Ltd.	60,828	1,442
Ramelius Resources Ltd.	1,367,947	1,694

See notes to financial statements.

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Regis Resources Ltd.	346,958	$941
Rio Tinto Ltd.	88,812	6,625
Westgold Resources Ltd. (b)	423,650	717
		39,044
Real Estate (1.2%):
Abacus Property Group	415,462	952
Charter Hall Group	964,494	9,665
Ingenia Communities Group	645,516	2,232
National Storage REIT	499,968	703
Scentre Group	8,446,595	17,275
Stockland	648,137	2,152
Waypoint REIT Ltd.	1,894,621	3,737
		36,716
		147,121
Austria (0.5%):
Financials (0.2%):
BAWAG Group AG (b) (d)	44,667	2,018
Erste Group Bank AG (b) (c)	84,189	2,415
Raiffeisen Bank International AG (b)	72,041	1,374
Vienna Insurance Group AG Wiener Versicherung Gruppe	20,052	478
		6,285
Industrials (0.1%):
Andritz AG	100,754	4,250
Information Technology (0.1%):
ams AG (b)	75,384	1,933
Materials (0.1%):
Wienerberger AG	48,048	1,334
		13,802
Belgium (1.1%):
Communication Services (0.1%):
Telenet Group Holding NV	69,633	2,978
Consumer Staples (0.1%):
Anheuser-Busch InBev SA/NV	26,729	1,781
Ontex Group NV (b)	38,890	476
		2,257
Financials (0.2%):
Ageas	83,985	4,112
KBC Group NV (b)	27,419	1,908
		6,020
Health Care (0.1%):
UCB SA	31,510	3,371
Industrials (0.0%): (a)
bpost SA	125,832	1,518

See notes to financial statements.

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Information Technology (0.6%):
Melexis NV	176,672	$16,946
		33,090
Bermuda (0.0%): (a)
Energy (0.0%):
DHT Holdings, Inc.	104,400	534
Brazil (0.2%):
Energy (0.1%):
Petroleo Brasileiro SA Preference Shares	375,200	1,744
Financials (0.1%):
Banco Santander Brasil SA	514,700	3,762
		5,506
Canada (1.4%):
Consumer Staples (0.1%):
Maple Leaf Foods, Inc.	119,165	2,429
Energy (0.3%):
ARC Resources Ltd.	165,435	821
Cameco Corp. (c)	116,462	1,165
Ovintiv, Inc. (c)	108,613	1,389
Parex Resources, Inc. (b)	223,554	3,065
Suncor Energy, Inc. (c)	93,388	1,494
Tourmaline Oil Corp.	60,650	844
		8,778
Financials (0.5%):
Bank of Montreal	37,041	2,662
iA Financial Corp., Inc.	58,922	2,581
IGM Financial, Inc.	98,890	2,616
National Bank of Canada (c)	65,355	3,621
Sun Life Financial, Inc.	80,661	3,582
		15,062
Industrials (0.1%):
Canadian Pacific Railway Ltd.	12,570	4,061
Materials (0.4%):
Barrick Gold Corp.	307,470	7,059
Kinross Gold Corp.	359,850	2,569
Kirkland Lake Gold Ltd.	52,166	2,138
		11,766
		42,096
China (3.8%):
Communication Services (1.2%):
Baidu, Inc., ADR (b)	16,259	2,260
China Telecom Corp. Ltd. Class H	10,181,335	3,064
NetEase, Inc., ADR	31,142	2,814
Tencent Holdings Ltd.	400,900	29,226
		37,364

See notes to financial statements.

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Consumer Discretionary (1.4%):
Alibaba Group Holding Ltd., ADR (b)	65,500	$17,250
BYD Co. Ltd. Class H	76,500	1,753
China Meidong Auto Holdings Ltd.	3,242,000	14,073
Dongfeng Motor Group Co. Ltd. Class H	5,326,444	5,480
JD.com, Inc., ADR (b)	20,736	1,770
Yum China Holdings, Inc	37,788	2,131
		42,457
Consumer Staples (0.1%):
Tingyi Cayman Islands Holding Corp.	968,000	1,635
Financials (0.7%):
Bank of China Ltd. Class H	6,596,000	2,328
China Merchants Bank Co. Ltd. Class H	2,320,500	14,709
Huatai Securities Co. Ltd. Class H (d)	1,578,200	2,466
New China Life Insurance Co. Ltd. Class H	701,800	2,948
		22,451
Industrials (0.1%):
China Railway Group Ltd. Class H	4,096,000	2,022
S-Enjoy Service Group Co. Ltd.	562,000	1,315
		3,337
Materials (0.2%):
Anhui Conch Cement Co. Ltd. Class H	777,500	4,970
Real Estate (0.1%):
Agile Group Holdings Ltd.	1,680,000	2,426
		114,640
Denmark (1.7%):
Consumer Staples (0.8%):
Carlsberg A/S Class B	21,152	3,151
Royal Unibrew A/S	182,551	19,059
Scandinavian Tobacco Group A/S (d)	97,002	1,493
Schouw & Co. A/S	13,966	1,357
		25,060
Energy (0.0%): (a)
The Drilling Co. of 1972 A/S (b)	6,339	181
Financials (0.1%):
Jyske Bank A/S Registered Shares (b)	46,946	1,755
Ringkjoebing Landbobank A/S	20,377	1,768
		3,523
Health Care (0.2%):
Chemometec A/S (c)	18,224	1,314
Genmab A/S (b)	4,747	1,826
GN Store Nord A/S	25,993	2,116
		5,256

See notes to financial statements.

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Industrials (0.4%):
AP Moller — Maersk A/S Class B (c)	4,347	$8,864
D/S Norden A/S	117,418	2,086
Per Aarsleff Holding A/S	50,396	2,138
		13,088
Information Technology (0.0%): (a)
Netcompany Group A/S (b) (d)	15,559	1,445
Utilities (0.2%):
Orsted A/S (d)	25,398	4,571
		53,124
Finland (0.9%):
Consumer Discretionary (0.0%): (a)
Tokmanni Group Corp.	59,858	1,089
Health Care (0.1%):
Orion Oyj Class B	27,933	1,314
Industrials (0.4%):
Cargotec Oyj Class B	27,742	1,106
Metso Outotec Oyj	309,078	2,764
Uponor Oyj	88,356	1,796
Valmet Oyj	267,645	6,754
		12,420
Information Technology (0.2%):
Nokia Oyj (b)	1,301,986	5,192
Materials (0.2%):
Huhtamaki Oyj	65,328	3,272
Kemira Oyj	165,679	2,368
Metsa Board Oyj	119,367	1,077
		6,717
		26,732
France (7.9%):
Communication Services (0.1%):
Publicis Groupe SA	41,926	1,889
Vivendi SA	75,393	2,260
		4,149
Consumer Discretionary (2.7%):
Cie Generale des Etablissements Michelin SCA	169,681	21,104
Faurecia SE (b)	370,503	18,351
Kering SA	2,486	1,794
LVMH Moet Hennessy Louis Vuitton SE	63,937	36,721
Renault SA (b)	93,984	3,731
		81,701

See notes to financial statements.

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Energy (1.4%):
Gaztransport Et Technigaz SA	105,828	$10,458
TOTAL SE	731,594	31,049
		41,507
Financials (0.9%):
Amundi SA (d)	22,009	1,750
AXA SA	344,382	8,051
BNP Paribas SA (b)	197,501	10,052
Coface SA (b)	90,881	916
SCOR SE (b)	64,572	2,197
Societe Generale SA	197,137	3,908
		26,874
Health Care (0.2%):
Korian SA (b)	1	—	(e)
Sanofi	23,194	2,338
Sartorius Stedim Biotech	6,192	2,232
		4,570
Industrials (0.8%):
Alstom SA (b)	31,167	1,681
Cie de Saint-Gobain (b)	280,278	13,276
Dassault Aviation SA (b) (c)	1,500	1,533
Elis SA (b)	36,838	599
Mersen (b)	20,123	586
Rexel SA (b)	378,840	5,123
Societe BIC SA	9,160	542
Teleperformance	7,018	2,333
		25,673
Information Technology (0.7%):
Capgemini SE	144,227	20,063
Worldline SA (b) (d)	25,809	2,390
		22,453
Materials (0.8%):
Arkema SA	214,079	24,928
Utilities (0.3%):
Engie SA	437,628	6,441
Rubis SCA	60,809	2,580
		9,021
		240,876
Georgia (0.0%): (a)
Financials (0.0%):
Bank of Georgia Group PLC (b)	63,044	946

See notes to financial statements.

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Germany (5.7%):
Communication Services (0.2%):
Deutsche Telekom AG	245,021	$4,423
New Work SE	2,236	686
ProSiebenSat.1 Media SE (b)	86,892	1,260
		6,369
Consumer Discretionary (0.8%):
Ceconomy AG (b)	262,508	1,293
Daimler AG Registered Shares	134,895	9,031
HelloFresh SE (b)	36,612	2,160
Hornbach Holding AG & Co. KGaA	43,440	4,624
Schaeffler AG, Preference Shares	59,533	443
Volkswagen AG Preference Shares	30,660	5,146
		22,697
Consumer Staples (0.0%): (a)
METRO AG	90,235	827
Energy (0.0%): (a)
CropEnergies AG	46,416	768
Financials (1.2%):
Allianz SE	144,492	33,863
Hannover Rueck SE	10,349	1,729
Muenchener Rueckversicherungs-Gesellschaft AG Class R	6,114	1,694
		37,286
Health Care (0.3%):
CompuGroup Medical SE & Co. KgaA	20,554	2,036
Dermapharm Holding SE	26,892	1,795
Draegerwerk AG & Co. KGaA, Preference Shares (c)	16,738	1,311
Fresenius Medical Care AG & Co. KGaA	22,869	1,924
		7,066
Industrials (1.3%):
Cewe Stiftung & Co. KGaA	4,410	477
Deutsche Post AG Registered Shares	85,967	4,146
Siemens AG Registered Shares	259,256	34,600
		39,223
Information Technology (0.9%):
Allgeier SE	20,055	1,909
LPKF Laser & Electronics AG	27,183	741
SAP SE	189,846	22,915
TeamViewer AG (b) (d)	43,785	2,087
		27,652
Materials (0.1%):
Aurubis AG	15,704	1,193
HeidelbergCement AG	20,066	1,419
Salzgitter AG (b)	32,457	651
		3,263

See notes to financial statements.

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Real Estate (0.8%):
alstria office REIT-AG	94,914	$1,528
LEG Immobilien AG	18,543	2,637
Sirius Real Estate Ltd.	662,047	794
TAG Immobilien AG	128,855	3,852
Vonovia SE	239,738	16,391
		25,202
Utilities (0.1%):
E.ON SE	304,801	3,298
		173,651
Gibraltar (0.0%): (a)
Consumer Discretionary (0.0%):
888 Holdings PLC	259,494	940
Hong Kong (2.4%):
Communication Services (0.2%):
China Mobile Ltd.	550,742	3,285
China Unicom Hong Kong Ltd.	5,459,145	3,277
		6,562
Consumer Staples (0.1%):
WH Group Ltd. (d)	2,720,500	2,216
Energy (0.1%):
CNOOC Ltd.	1,748,208	1,740
Kunlun Energy Co. Ltd.	2,712,000	2,046
		3,786
Financials (0.7%):
AIA Group Ltd.	1,579,600	17,336
BOC Hong Kong Holdings Ltd.	663,500	2,159
		19,495
Health Care (0.0%): (a)
The United Laboratories International Holdings Ltd.	896,000	671
Industrials (0.2%):
Johnson Electric Holdings Ltd.	943,000	2,221
SITC International Holdings Co. Ltd.	1,846,000	3,541
		5,762
Information Technology (0.1%):
Cowell E Holdings, Inc.	1,043,000	644
Lenovo Group Ltd.	5,034,000	3,587
		4,231
Real Estate (0.9%):
CK Asset Holdings Ltd.	4,366,604	23,861
Hysan Development Co. Ltd.	445,000	1,791
K Wah International Holdings Ltd.	2,000,000	995
New World Development Co. Ltd.	332,338	1,684
		28,331

See notes to financial statements.

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Utilities (0.1%):
China Water Affairs Group Ltd. (c)	1,794,000	$1,412
		72,466
Hungary (0.1%):
Financials (0.1%):
OTP Bank Nyrt (b)	71,401	2,846
India (0.7%):
Communication Services (0.0%): (a)
Zee Entertainment Enterprises Ltd.	586,895	1,517
Energy (0.1%):
Oil & Natural Gas Corp. Ltd.	1,221,766	1,281
Reliance Industries Ltd.	126,802	3,279
		4,560
Financials (0.2%):
Canara Bank (b)	730,714	1,019
HDFC Bank Ltd. (b)	116,126	2,243
Muthoot Finance Ltd.	138,682	2,151
		5,413
Health Care (0.2%):
Ipca Laboratories Ltd.	156,730	4,564
Information Technology (0.1%):
HCL Technologies Ltd.	301,829	3,332
Utilities (0.1%):
NTPC Ltd.	269,636	343
Power Grid Corp. of India Ltd.	781,882	2,026
		2,369
		21,755
Indonesia (0.1%):
Communication Services (0.1%):
PT Sarana Menara Nusantara Tbk (b)	37,244,900	2,894
Financials (0.0%): (a)
PT Bank Mandiri Persero Tbk	2,799,053	1,258
		4,152
Ireland (0.8%):
Financials (0.2%):
AIB Group PLC	1,188,171	2,133
Bank of Ireland Group PLC (b)	865,942	2,713
		4,846
Health Care (0.1%):
ICON PLC (b)	21,702	4,229

See notes to financial statements.

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Industrials (0.5%):
DCC PLC	24,335	$1,832
Experian PLC	335,276	11,877
		13,709
		22,784
Isle of Man (0.0%): (a)
Consumer Discretionary (0.0%):
Playtech PLC (b)	212,556	1,085
Israel (0.4%):
Communication Services (0.1%):
Bezeq The Israeli Telecommunication Corp. Ltd. (b)	3,009,923	3,259
Consumer Discretionary (0.1%):
Maytronics Ltd.	183,798	2,684
Financials (0.1%):
Plus500 Ltd.	194,175	3,984
Industrials (0.1%):
Ashtrom Group Ltd.	38,176	610
Danel Adir Yeoshua Ltd.	10,294	1,557
Elco Ltd.	15,981	653
Electra Ltd.	1,064	491
		3,311
		13,238
Italy (4.2%):
Consumer Discretionary (0.0%): (a)
de' Longhi SpA (b)	6,452	225
Energy (0.7%):
Eni SpA	598,606	5,960
Saipem SpA (c)	724,632	1,779
Snam SpA	2,196,898	12,407
		20,146
Financials (1.2%):
Anima Holding SpA (d)	119,845	528
Assicurazioni Generali SpA	241,981	4,136
Banca Generali SpA (b)	626,872	20,898
Banco Bpm SpA (b)	846,901	1,881
BPER Banca (b) (c)	779,405	1,371
UniCredit SpA	496,929	5,157
Unipol Gruppo SpA (b)	377,884	1,822
		35,793
Health Care (0.5%):
Recordati SpA	314,972	16,844
Industrials (0.1%):
Leonardo SpA (c)	239,024	1,735

See notes to financial statements.

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Information Technology (0.1%):
Reply SpA	21,138	$2,377
Materials (0.0%): (a)
Buzzi Unicem SpA	64,972	1,590
Utilities (1.6%):
A2A SpA	363,763	556
ACEA SpA	107,267	2,274
Enel SpA	3,919,471	39,319
Hera SpA	724,117	2,639
Iren SpA	187,583	503
Italgas SpA	335,536	2,158
		47,449
		126,159
Japan (23.1%):
Communication Services (1.9%):
Capcom Co. Ltd.	244,800	13,844
DeNA Co. Ltd.	154,350	2,705
Fuji Media Holdings, Inc.	83,698	869
Gree, Inc.	354,975	1,983
Imagineer Co. Ltd.	108,700	1,224
Internet Initiative Japan, Inc.	15,300	728
Kakaku.com, Inc.	527,500	14,761
KDDI Corp.	105,500	3,003
Nexon Co. Ltd.	91,500	2,760
Nintendo Co. Ltd.	6,600	3,745
Nippon Telegraph & Telephone Corp.	134,600	3,184
Nippon Television Holdings, Inc.	161,314	1,755
SKY Perfect JSAT Holdings, Inc.	553,900	2,506
TV Asahi Holdings Corp.	99,600	1,601
Wowow, Inc.	20,700	562
Z Holdings Corp.	301,424	1,901
		57,131
Consumer Discretionary (3.9%):
Benesse Holdings, Inc.	14,859	312
DCM Holdings Co. Ltd.	258,200	2,931
Exedy Corp.	136,300	1,608
Hikari Tsushin, Inc.	46,000	11,044
Honda Motor Co. Ltd.	343,792	9,567
Isuzu Motors Ltd.	494,774	4,810
Komeri Co. Ltd.	63,200	1,718
Mitsubishi Motors Corp. (c)	580,084	1,044
Nafco Co. Ltd.	85,900	1,848
Nikon Corp.	264,455	1,640
Nissan Motor Co. Ltd. (b)	682,693	3,232
Nitori Holdings Co. Ltd.	8,500	1,808
Nojima Corp.	19,700	514
Resorttrust, Inc.	60,100	931
Ride On Express Holdings Co. Ltd. (b)	52,600	1,017

See notes to financial statements.

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Shimamura Co. Ltd.	48,538	$5,002
Sony Corp.	125,100	11,660
Starts Corp., Inc.	33,200	894
Sumitomo Forestry Co. Ltd.	39,000	706
Tama Home Co. Ltd. (c)	133,800	1,841
Tamron Co. Ltd.	61,200	934
Tokyotokeiba Co. Ltd.	58,000	2,876
Topre Corp.	112,900	1,406
Toyo Tire Corp.	118,100	1,859
Toyota Motor Corp.	707,600	47,765
		118,967
Consumer Staples (1.6%):
Arcs Co. Ltd.	21,400	447
Cawachi Ltd.	72,500	2,078
Itoham Yonekyu Holdings, Inc.	243,000	1,521
Kewpie Corp.	49,500	1,030
Kobe Bussan Co. Ltd. (c)	453,600	15,894
Life Corp.	23,700	838
NH Foods Ltd.	11,700	498
Niitaka Co. Ltd. (c)	39,800	1,184
Okuwa Co. Ltd.	50,600	649
Prima Meat Packers Ltd.	49,300	1,368
Seven & i Holdings Co. Ltd.	51,500	1,624
Soiken Holdings, Inc. (c)	173,100	1,139
The Nisshin Oillio Group Ltd.	66,200	1,847
Toyo Suisan Kaisha Ltd.	384,600	18,920
Yokohama Reito Co. Ltd.	83,600	679
		49,716
Energy (0.1%):
Inpex Corp.	553,714	3,067
Japan Petroleum Exploration Co. Ltd.	45,700	766
		3,833
Financials (2.8%):
Credit Saison Co. Ltd.	210,800	2,410
Dai-ichi Life Holdings, Inc.	252,393	3,977
Jaccs Co. Ltd.	30,300	526
JAFCO Group Co. Ltd.	197,900	8,471
Mitsubishi UFJ Financial Group, Inc.	4,090,702	17,460
Mizuho Financial Group, Inc.	127,650	1,618
Nishi-Nippon Financial Holdings, Inc.	67,200	462
Nomura Holdings, Inc.	976,334	4,899
North Pacific Bank Ltd.	601,200	1,341
ORIX Corp.	244,100	3,614
Resona Holdings, Inc.	1,143,686	3,987
Ricoh Leasing Co. Ltd.	20,300	563
Shinsei Bank Ltd.	118,600	1,402
Sumitomo Mitsui Financial Group, Inc.	260,584	7,494
Sumitomo Mitsui Trust Holdings, Inc.	184,007	5,340

See notes to financial statements.

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Suruga Bank Ltd.	131,900	$424
T&D Holdings, Inc.	557,915	6,496
The 77 Bank Ltd.	52,400	731
The Hyakujushi Bank Ltd.	28,200	437
The Juroku Bank Ltd.	63,400	1,203
Tokio Marine Holdings, Inc.	214,400	10,619
TOMONY Holdings, Inc.	165,100	527
		84,001
Health Care (2.4%):
Astellas Pharma, Inc.	190,900	2,720
Daito Pharmaceutical Co. Ltd.	22,800	789
Eisai Co. Ltd.	26,996	2,035
Hoya Corp.	243,400	32,376
Nipro Corp.	201,400	2,162
Ono Pharmaceutical Co. Ltd.	78,400	2,483
Shionogi & Co. Ltd.	366,500	19,621
Ship Healthcare Holdings, Inc.	50,100	2,497
Takeda Pharmaceutical Co. Ltd.	192,671	6,893
Torii Pharmaceutical Co. Ltd.	37,300	1,129
Towa Pharmaceutical Co. Ltd.	82,900	1,511
		74,216
Industrials (4.7%):
Bunka Shutter Co. Ltd.	110,200	960
Chiyoda Corp. (b)	163,541	364
CTI Engineering Co. Ltd.	37,200	752
Daihen Corp.	56,500	2,448
en-japan, Inc.	438,100	13,582
Fuji Electric Co. Ltd.	226,200	8,011
Furukawa Co. Ltd.	43,100	467
Hanwa Co. Ltd.	102,000	2,432
Hino Motors Ltd.	489,242	4,225
Hitachi Zosen Corp.	514,800	1,978
IR Japan Holdings Ltd.	5,700	912
ITOCHU Corp.	628,300	16,584
Japan Airlines Co. Ltd. Class C	82,960	1,564
JGC Holdings Corp.	303,568	2,703
Kamigumi Co. Ltd.	46,140	796
Kandenko Co. Ltd.	295,700	2,253
Kintetsu World Express, Inc.	46,400	962
Mitsubishi Electric Corp.	152,800	2,239
Mitsubishi Heavy Industries Ltd.	64,238	1,443
Mitsui & Co. Ltd.	133,400	2,267
Mitsui-Soko Holdings Co. Ltd.	63,100	1,357
Nikkon Holdings Co. Ltd.	23,500	456
Nippo Corp.	113,200	2,951
Nippon Yusen	506,100	10,995
Nishio Rent All Co. Ltd.	26,200	509
Obayashi Corp.	184,900	1,628
OKUMA Corp.	288,000	16,555

See notes to financial statements.

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Organo Corp.	29,900	$1,695
OSJB Holdings Corp.	274,200	618
Relia, Inc.	181,800	2,142
Sanki Engineering Co. Ltd.	137,500	1,512
Sanwa Holdings Corp.	1,531,300	18,604
Secom Co. Ltd.	21,900	2,186
Sintokogio Ltd.	65,600	447
Sumitomo Heavy Industries Ltd.	58,610	1,267
Taisei Corp.	49,900	1,756
Takeei Corp.	71,800	892
THK Co. Ltd.	120,356	3,715
Toa Corp.	29,900	568
Uchida Yoko Co. Ltd.	12,200	597
Wakita & Co. Ltd.	59,900	656
Will Group, Inc.	110,100	1,029
Yamato Holdings Co. Ltd.	65,300	1,647
Yamazen Corp.	52,600	500
Yokogawa Bridge Holdings Corp.	28,500	541
		141,765
Information Technology (3.3%):
Anritsu Corp.	82,200	1,876
Argo Graphics, Inc.	17,500	533
Canon, Inc.	87,776	1,555
Citizen Watch Co. Ltd.	391,992	1,027
Cybernet Systems Co. Ltd.	172,100	1,590
Digital Information Technologies Corp.	47,300	684
Eizo Corp.	20,100	696
Fujitsu Ltd.	238,744	33,034
Hitachi Ltd.	59,400	2,255
Itfor, Inc. (b)	167,500	1,471
Kaga Electronics Co. Ltd.	31,800	656
Macnica Fuji Electronics Holdings, Inc.	108,700	2,150
MCJ Co. Ltd.	243,900	2,248
Mimasu Semiconductor Industry Co. Ltd.	71,600	1,921
Mitsubishi Research Institute, Inc.	21,700	864
Murata Manufacturing Co. Ltd.	51,600	4,500
Nippon Signal Co. Ltd.	70,300	625
Nohmi Bosai Ltd.	37,700	816
NSD Co. Ltd.	28,200	538
Obic Co. Ltd.	12,700	2,856
Oracle Corp.	159,100	17,648
PCA Corp.	10,000	433
Restar Holdings Corp.	44,900	966
TKC Corp.	16,900	1,122
Tokyo Electron Device Ltd.	41,700	1,247
Tokyo Electron Ltd.	8,700	2,957
Transcosmos, Inc.	20,000	516
Ulvac, Inc.	284,300	11,480
United, Inc.	41,800	624
		98,888

See notes to financial statements.

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Materials (0.6%):
ADEKA Corp.	61,400	$971
Daicel Corp.	146,300	1,024
Fumakilla Ltd. (b)	69,100	989
Godo Steel Ltd.	56,100	995
Hokuetsu Corp.	117,200	393
Koei Chemical Co. Ltd. (c)	21,300	660
Kureha Corp.	31,000	1,567
Kyoei Steel Ltd.	43,200	617
Nippon Paper Industries Co. Ltd.	38,400	413
Nippon Pillar Packing Co. Ltd.	35,100	544
Nitto Denko Corp.	37,530	3,095
Rengo Co. Ltd.	194,600	1,475
Shin-Etsu Chemical Co. Ltd.	14,800	2,425
Tokuyama Corp.	30,200	639
Tosoh Corp.	112,500	1,762
Toyo Seikan Group Holdings Ltd.	135,800	1,300
Toyobo Co. Ltd.	37,300	464
		19,333
Real Estate (1.1%):
Daiwa House Industry Co. Ltd.	65,100	1,990
Kenedix Retail REIT Corp.	871	1,925
Kenedix, Inc.	180,300	1,299
Mirai Corp.	3,099	1,135
Mitsubishi Estate Co. Ltd.	239,606	4,123
Nippon Commercial Development Co. Ltd.	58,700	961
Nomura Real Estate Holdings, Inc.	207,600	4,463
Open House Co. Ltd.	92,700	3,660
Shinoken Group Co. Ltd.	57,600	635
Sumitomo Realty & Development Co. Ltd.	363,900	11,840
Takara Leben Co. Ltd.	357,900	1,010
Takara Leben Real Estate Investment Corp.	1,745	1,489
		34,530
Utilities (0.7%):
Chubu Electric Power Co., Inc.	1,436,700	17,275
Electric Power Development Co. Ltd.	40,400	542
Hokkaido Electric Power Co., Inc.	359,500	1,345
The Kansai Electric Power Co., Inc.	145,500	1,328
		20,490
		702,870
Jersey (0.1%):
Consumer Discretionary (0.1%):
boohoo Group PLC (b)	316,437	1,328
Materials (0.0%): (a)
Centamin PLC	426,002	645
		1,973

See notes to financial statements.

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Korea, Republic Of (1.4%):
Communication Services (0.2%):
KT Corp.	215,235	$4,715
Consumer Discretionary (0.2%):
Hankook Tire & Technology Co. Ltd.	85,917	2,544
LG Electronics, Inc.	31,964	2,471
		5,015
Consumer Staples (0.1%):
Hite Jinro Co. Ltd.	58,686	1,697
Orion Corp.	19,871	2,128
		3,825
Financials (0.3%):
KB Financial Group, Inc.	141,721	5,860
Shinhan Financial Group Co. Ltd.	161,429	4,755
		10,615
Health Care (0.1%):
Seegene, Inc.	15,587	2,672
Industrials (0.1%):
Samsung Engineering Co. Ltd. (b)	200,410	2,469
Information Technology (0.4%):
LG Innotek Co. Ltd.	30,508	4,286
Samsung Electronics Co. Ltd.	136,335	8,220
		12,506
		41,817
Luxembourg (0.1%):
Communication Services (0.1%):
RTL Group SA (b) (c)	50,547	2,327
Malaysia (0.2%):
Communication Services (0.1%):
Telekom Malaysia Bhd	1,950,100	2,414
Financials (0.1%):
CIMB Group Holdings Bhd	1,783,765	1,585
RHB Bank Bhd	2,755,500	3,475
		5,060
		7,474
Netherlands (4.4%):
Communication Services (0.7%):
Koninklijke KPN NV	6,510,587	19,368
VEON Ltd., ADR	890,918	1,292
		20,660

See notes to financial statements.

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Consumer Discretionary (0.2%):
Fiat Chrysler Automobiles NV (b)	197,837	$3,094
Prosus NV	32,746	3,549
		6,643
Consumer Staples (0.2%):
Koninklijke Ahold Delhaize NV	158,588	4,533
X5 Retail Group NV, GDR	59,206	2,119
		6,652
Energy (0.4%):
Royal Dutch Shell PLC Class B	671,647	10,785
Financials (1.4%):
ABN AMRO Bank NV (b) (d)	397,450	4,069
ASR Nederland NV	54,792	2,030
Euronext NV (d)	23,892	2,543
Flow Traders (d)	21,758	700
ING Groep NV (b)	3,107,917	30,226
NN Group NV	58,498	2,364
		41,932
Health Care (0.1%):
Pharming Group NV (b) (c)	550,534	779
QIAGEN NV (b)	36,087	1,739
		2,518
Industrials (1.0%):
Alfen Beheer BV (b) (d)	33,519	2,718
PostNL NV (b)	754,559	2,569
Signify NV (b) (d)	23,792	1,003
Wolters Kluwer NV	301,458	25,235
		31,525
Information Technology (0.3%):
ASM International NV	19,106	3,368
ASML Holding NV	4,897	2,127
STMicroelectronics NV	104,607	4,121
		9,616
Materials (0.1%):
Akzo Nobel NV	16,726	1,771
Real Estate (0.0%): (a)
Eurocommercial Properties NV (b)	52,112	899
		133,001
New Zealand (0.7%):
Health Care (0.6%):
Fisher & Paykel Healthcare Corp. Ltd.	681,782	17,164
Summerset Group Holdings Ltd.	113,126	840
		18,004

See notes to financial statements.

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Information Technology (0.1%):
Pushpay Holdings Ltd. (b)	1,540,336	$1,911
Real Estate (0.0%): (a)
Kiwi Property Group Ltd.	770,443	643
		20,558
Norway (1.0%):
Energy (0.3%):
Aker BP ASA	328,744	7,386
Financials (0.5%):
Norwegian Finans Holding ASA (b)	98,449	783
SpareBank 1 Nord Norge	94,359	775
SpareBank 1 SMN	1,340,632	14,359
		15,917
Health Care (0.0%): (a)
ArcticZymes Technologies ASA (b)	64,177	484
Industrials (0.0%): (a)
Veidekke ASA (b)	49,031	721
Materials (0.2%):
Norsk Hydro ASA (c)	1,330,256	5,389
Utilities (0.0%): (a)
Fjordkraft Holding ASA (d)	133,650	1,268
		31,165
Portugal (0.1%):
Communication Services (0.0%): (a)
NOS SGPS SA	391,187	1,496
Consumer Staples (0.0%): (a)
Sonae SGPS SA	1,358,838	1,094
Energy (0.1%):
Galp Energia SGPS SA	167,111	1,793
		4,383
Russian Federation (0.4%):
Energy (0.2%):
Gazprom PJSC, ADR	572,984	2,704
LUKOIL PJSC, ADR	55,144	3,640
		6,344
Financials (0.1%):
Sberbank of Russia PJSC, ADR	180,159	2,401
Sberbank of Russia PJSC	658,600	2,145
		4,546

See notes to financial statements.

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Materials (0.1%):
Petropavlovsk PLC (b)	2,401,971	$876
Polymetal International PLC	76,086	1,585
		2,461
		13,351
Singapore (0.6%):
Consumer Discretionary (0.1%):
Genting Singapore Ltd.	3,103,300	1,903
Consumer Staples (0.1%):
Sheng Siong Group Ltd.	1,749,200	2,034
Wilmar International Ltd.	554,900	1,728
		3,762
Financials (0.1%):
DBS Group Holdings Ltd.	121,600	2,269
Singapore Exchange Ltd.	331,300	2,185
		4,454
Industrials (0.0%): (a)
Frencken Group Ltd.	1,599,200	1,345
Information Technology (0.1%):
AEM Holdings Ltd.	666,600	1,742
Real Estate (0.2%):
Keppel DC REIT	1,025,000	2,146
UOL Group Ltd.	217,300	1,183
Yanlord Land Group Ltd.	1,500,100	1,239
		4,568
		17,774
South Africa (0.4%):
Communication Services (0.2%):
MTN Group Ltd.	346,148	1,487
Naspers Ltd. Class N	23,585	4,744
		6,231
Materials (0.2%):
Gold Fields Ltd.	231,374	2,007
Impala Platinum Holdings Ltd.	88,941	931
Kumba Iron Ore Ltd.	75,297	2,561
		5,499
		11,730
Spain (1.3%):
Communication Services (0.7%):
Telefonica SA	4,811,482	21,017
Consumer Discretionary (0.1%):
Industria de Diseno Textil SA	58,836	1,953
See notes to financial statements.

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Consumer Staples (0.1%):
Viscofan SA	31,678	$2,245
Financials (0.2%):
CaixaBank SA	2,019,463	5,165
Liberbank SA (b)	2,418,635	732
		5,897
Health Care (0.0%): (a)
Faes Farma SA	288,613	1,294
Industrials (0.1%):
ACS Actividades de Construccion y Servicios SA	100,236	3,166
Sacyr SA	608,441	1,424
		4,590
Utilities (0.1%):
EDP Renovaveis SA	129,993	2,755
		39,751
Sweden (3.0%):
Communication Services (0.1%):
G5 Entertainment AB	24,588	1,018
Paradox Interactive AB	63,897	1,961
Stillfront Group AB (b)	7,473	857
		3,836
Consumer Discretionary (0.2%):
Betsson AB	170,725	1,473
Byggmax Group AB (b)	298,937	1,633
Husqvarna AB B Shares	131,310	1,407
LeoVegas AB (d)	346,173	1,365
Thule Group AB (b) (d)	26,082	879
		6,757
Consumer Staples (0.1%):
Swedish Match AB	46,427	3,757
Energy (0.0%): (a)
Tethys Oil AB	153,794	790
Financials (0.1%):
Skandinaviska Enskilda Banken AB Class A (b)	215,531	2,276
Health Care (0.2%):
Biotage AB (b)	93,532	1,559
Getinge AB Class B	127,023	2,721
		4,280
Industrials (1.8%):
Atlas Copco AB Class B	495,825	21,967
Bravida Holding AB (d)	116,137	1,409
Coor Service Management (b) (d)	129,838	1,096
Epiroc AB Class B	675,088	10,739
Instalco AB	54,919	1,414

See notes to financial statements.

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Inwido AB (b)	143,131	$1,755
Lindab International AB	116,335	2,030
Loomis AB	58,607	1,679
NCC AB Class B	140,328	2,412
Nobina AB (b) (d)	187,079	1,265
Nolato AB Class B (b)	26,809	2,402
Sandvik AB (b)	91,576	2,066
SKF AB B Shares	96,354	2,380
Volvo AB Class B	119,620	2,726
		55,340
Information Technology (0.2%):
Fortnox AB	43,226	1,863
Pricer AB Class B (c)	247,927	1,061
Telefonaktiebolaget LM Ericsson Class B	215,139	2,642
		5,566
Materials (0.1%):
Boliden AB	85,246	2,949
Real Estate (0.2%):
Fastighets AB Balder B Shares (b)	37,558	1,878
Klovern AB (c)	308,464	511
Nyfosa AB (b)	247,194	2,437
		4,826
		90,377
Switzerland (10.1%):
Consumer Staples (2.5%):
Coca-Cola HBC AG	50,671	1,447
Nestle SA Registered Shares	661,340	74,100
		75,547
Financials (2.2%):
Cembra Money Bank AG	106,140	12,294
Julius Baer Group Ltd.	100,980	5,822
Partners Group Holding AG	12,306	13,272
Swiss Life Holding AG	11,712	5,228
UBS Group AG Registered Shares	2,146,921	30,460
		67,076
Health Care (3.8%):
Bachem Holding AG Registered Shares	4,693	1,926
Lonza Group AG Registered Shares	5,594	3,521
Novartis AG Registered Shares	557,001	50,442
Roche Holding AG	173,976	57,158
Tecan Group AG Class R	7,940	3,492
		116,539

See notes to financial statements.

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Industrials (0.8%):
Adecco Group AG	369,182	$22,324
Interroll Holding AG Class R	254	727
		23,051
Information Technology (0.2%):
ALSO Holding AG Registered Shares	10,867	2,845
Logitech International SA Class R	54,710	4,877
		7,722
Materials (0.5%):
Ferrexpo PLC	317,433	890
Gurit Holding AG Class BR	530	1,334
LafargeHolcim Ltd.	199,760	10,488
SIG Combibloc Group AG	97,162	2,245
Vetropack Holding AG (b)	8,193	535
		15,492
Real Estate (0.1%):
Allreal Holding AG	9,274	1,955
Utilities (0.0%): (a)
BKW AG	9,327	965
		308,347
Taiwan (1.1%):
Communication Services (0.1%):
International Games System Co. Ltd.	77,000	1,836
Financials (0.2%):
Chailease Holding Co. Ltd.	540,520	2,966
Fubon Financial Holding Co. Ltd.	1,883,000	2,927
Shin Kong Financial Holding Co. Ltd.	5,353,994	1,612
		7,505
Information Technology (0.8%):
Hon Hai Precision Industry Co. Ltd.	1,184,463	3,420
Innolux Corp.	5,671,087	1,999
Radiant Opto-Electronics Corp.	714,000	2,908
Realtek Semiconductor Corp.	434,000	5,642
Taiwan Semiconductor Manufacturing Co. Ltd.	547,000	9,312
		23,281
		32,622
Thailand (0.2%):
Consumer Staples (0.1%):
Charoen Pokphand Foods PCL	2,029,000	1,928
Financials (0.1%):
Kasikornbank PCL	1,162,595	4,221
		6,149

See notes to financial statements.

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
United Arab Emirates (0.1%):
Financials (0.1%):
Emirates NBD Bank PJSC	719,919	$2,144
United Kingdom (13.5%):
Communication Services (0.8%):
BT Group PLC	1,980,301	3,065
Future PLC	101,941	2,270
ITV PLC	9,701,214	12,071
S4 Capital PLC (b)	125,521	800
WPP PLC	554,608	5,343
		23,549
Consumer Discretionary (1.4%):
Barratt Developments PLC (b)	273,584	2,243
Dunelm Group PLC (b)	138,676	2,230
Games Workshop Group PLC	31,706	4,151
Gamesys Group PLC	120,215	1,768
Halfords Group PLC	414,804	1,472
Kingfisher PLC (b)	1,197,490	4,348
Marks & Spencer Group PLC (b)	1,726,014	2,872
Next PLC	275,592	23,802
Pets at Home Group PLC	118,989	656
		43,542
Consumer Staples (3.1%):
British American Tobacco PLC	79,052	2,782
Cranswick PLC	33,620	1,532
Diageo PLC	761,670	29,316
Imperial Brands PLC	1,265,538	22,842
J Sainsbury PLC	2,395,732	6,686
Nomad Foods Ltd. (b)	31,000	749
Premier Foods PLC (b)	1,464,956	1,715
Tate & Lyle PLC	508,074	4,291
Tesco PLC	1,414,381	4,256
Unilever PLC	340,631	20,685
		94,854
Energy (1.5%):
BP PLC	7,682,012	24,938
Cairn Energy PLC (b)	797,515	1,694
Royal Dutch Shell PLC Class A	1,132,781	18,987
		45,619
Financials (2.3%):
3i Group PLC	299,610	4,235
Barclays PLC	1,125,422	1,997
Close Brothers Group PLC	753,873	12,970
Cmc Markets PLC (d)	149,063	772
Direct Line Insurance Group PLC	365,856	1,435
HSBC Holdings PLC	1,992,991	10,253
IntegraFin Holdings PLC	180,445	1,155

See notes to financial statements.

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Investec PLC	416,513	$1,025
Legal & General Group PLC	7,036,035	23,232
Man Group PLC	1,622,986	2,539
Ninety One PLC (b)	319,496	898
Phoenix Group Holdings PLC	110,896	1,050
Standard Chartered PLC	1,169,909	6,950
		68,511
Health Care (0.5%):
AstraZeneca PLC	27,526	2,880
Hikma Pharmaceuticals PLC	100,667	3,477
Smith & Nephew PLC	490,518	9,472
		15,829
Industrials (0.9%):
Aggreko PLC	313,376	2,322
Ashtead Group PLC	73,082	3,084
Babcock International Group PLC	575,762	2,577
BAE Systems PLC	692,037	4,616
Bodycote PLC	55,452	522
Capita PLC (b)	1,056,612	593
G4S PLC (b)	380,557	1,120
IMI PLC	342,595	5,076
Morgan Sindall Group PLC	30,104	558
National Express Group PLC (b)	264,082	778
Paypoint PLC	72,547	576
Qinetiq Group PLC	151,936	591
Redde Northgate PLC	270,595	870
Rotork PLC	269,564	1,060
Royal Mail PLC	220,777	895
Senior PLC (b)	607,810	581
Tyman PLC (b)	144,395	622
Ultra Electronics Holdings PLC	17,587	488
		26,929
Information Technology (0.2%):
Computacenter PLC	84,679	2,496
Dialog Semiconductor PLC (b)	13,516	721
Kainos Group PLC	123,518	1,993
Softcat PLC	34,368	518
Spirent Communications PLC	467,975	1,598
		7,326
Materials (2.3%):
Anglo American PLC	358,097	10,426
Croda International PLC	122,103	9,613
Evraz PLC	2,500,465	12,563
Rio Tinto PLC	576,630	37,635
		70,237

See notes to financial statements.

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Real Estate (0.4%):
Big Yellow Group PLC	109,460	$1,650
Grainger PLC	396,374	1,487
Land Securities Group PLC	224,300	1,961
Safestore Holdings PLC	194,113	1,996
Savills PLC (b)	92,379	1,122
St. Modwen Properties PLC	110,723	536
The British Land Co. PLC	337,910	2,112
		10,864
Utilities (0.1%):
Centrica PLC (b)	4,037,865	2,344
		2,344
		409,604
Total Common Stocks (Cost $2,586,774)		2,995,863
Exchange-Traded Funds (0.1%)
United States (0.1%):
iShares Core MSCI EAFE ETF	46,010	3,048
iShares Core MSCI Emerging Markets ETF (c)	23,545	1,380
		4,428
Total Exchange-Traded Funds (Cost $4,347)		4,428
Collateral for Securities Loaned^ (0.9%)
United States (0.9%):
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.02% (f)	12,958,331	12,958
HSBC U.S. Government Money Market Fund I Shares, 0.03% (f)	14,014,520	14,015
Total Collateral for Securities Loaned (Cost $26,973)		26,973
Total Investments (Cost $2,618,094) — 99.5%		3,027,264
Other assets in excess of liabilities — 0.5%		15,094
NET ASSETS — 100.00%		$3,042,358

^  Purchased with cash collateral from securities on loan.

(a)  Amount represents less than 0.05% of net assets.

(b)  Non-income producing security.

(c)  All or a portion of this security is on loan.

(d)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of November 30, 2020, the fair value of these securities was $40,052 (thousands) and amounted to 1.3% of net assets.

(e)  Rounds to less than $1 thousand.

(f)  Rate disclosed is the daily yield on November 30, 2020.

See notes to financial statements.

USAA Mutual Funds Trust USAA International Fund	Schedule of Portfolio Investments — continued November 30, 2020

  (Unaudited)

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

GDR — Global Depositary Receipt

PCL — Public Company Limited

PLC — Public Limited Company

REIT — Real Estate Investment Trust

See notes to financial statements.

USAA Mutual Funds Trust	Statement of Assets and Liabilities November 30, 2020

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA International Fund
Assets:
Investments, at value (Cost $2,618,094)	$3,027,264	(a)
Foreign currency, at value (Cost $9,424)	9,421
Cash and cash equivalents	17,544
Receivables:
Interest and dividends	5,149
Capital shares issued	1,102
Investments sold	13,278
Reclaims	7,408
From Adviser	72
Prepaid expenses	47
Total assets	3,081,285
Liabilities:
Payables:
Collateral received on loaned securities	26,973
Investments purchased	5,932
Capital shares redeemed	3,344
Accrued foreign capital gains taxes	273
Accrued expenses and other payables:
Investment advisory fees	1,677
Administration fees	304
Custodian fees	67
Transfer agent fees	259
Compliance fees	2
12b-1 fees	1
Other accrued expenses	95
Total liabilities	38,927
Net Assets:
Capital	2,690,289
Total accumulated earnings/(loss)	352,069
Net assets	$3,042,358
Net Assets
Fund Shares	$1,477,044
Institutional Shares	1,554,034
Class A shares	7,308
Class R6 Shares	3,972
Total	$3,042,358
Shares (unlimited number of shares authorized with no par value):
Fund Shares	58,170
Institutional Shares	61,385
Class A shares	290
Class R6 Shares	156
Total	120,001
Net asset value, offering and redemption price per share: (b)
Fund Shares	$25.39
Institutional Shares	$25.32
Class A shares	$25.18
Class R6 Shares	$25.41
Maximum Sales Charge — Class A shares	5.75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A shares	$26.72

(a)  Includes $25,144 of securities on loan.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended November 30, 2020

(Amounts in Thousands)  (Unaudited)

USAA International Fund
Investment Income:
Dividends	$41,752
Interest	— (a)
Securities lending (net of fees)	600
Foreign tax withholding	(3,604)
Total income	38,748
Expenses:
Investment advisory fees	10,350
Administration fees — Fund Shares	1,079
Administration fees — Institutional Shares	749
Administration fees — Class A shares	5
Administration fees — R6 Shares	1
Sub-Administration fees	46
12b-1 fees — Class A shares	8
Custodian fees	359
Transfer agent fees — Fund Shares	970
Transfer agent fees — Institutional Shares	749
Transfer agent fees — Class A shares	3
Transfer agent fees — Class R6 Shares	— (a)
Trustees' fees	26
Compliance fees	10
Legal and audit fees	63
State registration and filing fees	47
Interfund lending fees	— (a)
Other expenses	145
Total expenses	14,610
Expenses waived/reimbursed by Adviser	(160)
Net expenses	14,450
Net Investment Income (Loss)	24,298
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency translations	5,311
Foreign taxes on realized gains	(1)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations	458,099
Net change in accrued foreign taxes on unrealized gains	(244)
Net realized/unrealized gains (losses) on investments	463,165
Change in net assets resulting from operations	$487,463

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA International Fund
	Six Months Ended November 30, 2020 (unaudited)	Year Ended May 31, 2020
From Investments:
Operations:
Net investment income (loss)	$24,298	$58,220
Net realized gains (losses) from investments	5,310	554,267
Net change in unrealized appreciation/depreciation on investments	457,855	(769,995)
Change in net assets resulting from operations	487,463	(157,508)
Distributions to Shareholders:
Fund Shares	—	(374,850)
Institutional Shares	—	(364,227)
Class A shares	—	(1,941)
Class R6 Shares	—	(1,190)
Change in net assets resulting from distributions to shareholders	—	(742,208)
Change in net assets resulting from capital transactions	(277,258)	49,137
Change in net assets	210,205	(850,579)
Net Assets:
Beginning of period	2,832,153	3,682,732
End of period	$3,042,358	$2,832,153

(continues on next page)

See notes to financial statements.

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)  (continued)

	USAA International Fund
	Six Months Ended November 30, 2020 (unaudited)	Year Ended May 31, 2020
Capital Transactions:
Fund Shares
Proceeds from shares issued	$28,387	$168,101
Distributions reinvested	—	367,804
Cost of shares redeemed	(179,862)	(369,347)
Total Fund Shares	$(151,475)	$166,558
Institutional Shares
Proceeds from shares issued	$47,052	$226,207
Distributions reinvested	—	363,973
Cost of shares redeemed	(172,619)	(708,658)
Total Institutional Shares	$(125,567)	$(118,478)
Class A shares
Proceeds from shares issued	$6,646	$1,350
Distributions reinvested	—	309
Cost of shares redeemed	(6,862)	(727)
Total Class A shares	$(216)	$932
Class R6 Shares
Proceeds from shares issued	$—	$938
Distributions reinvested	—	172
Cost of shares redeemed	—	(985)
Total Class R6 Shares	$—	$125
Change in net assets resulting from capital transactions	$(277,258)	$49,137
Share Transactions:
Fund Shares
Issued	1,206	6,674
Reinvested	—	13,947
Redeemed	(7,657)	(14,914)
Total Fund Shares	(6,451)	5,707
Institutional Shares
Issued	2,027	9,486
Reinvested	—	13,849
Redeemed	(7,334)	(25,837)
Total Institutional Shares	(5,307)	(2,502)
Class A shares
Issued	301	47
Reinvested	—	12
Redeemed	(310)	(30)
Total Class A shares	(9)	29
Class R6 Shares
Issued	—	31
Reinvested	—	6
Redeemed	—	(37)
Total Class R6 Shares	—	— (a)
Change in Shares	(11,767)	3,234

(a)  Rounds to less than 1 thousand.

See notes to financial statements.

This page is intentionally left blank.

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA International Fund
Fund Shares
Six Months Ended November 30, 2020 (unaudited)	$21.53	0.19	(e)	3.67	3.86	—	—
Year Ended May 31, 2020	$28.70	0.44	(e)	(1.12)	(0.68)	(0.73)	(5.76)
Year Ended May 31, 2019	$32.82	0.53		(2.41)	(1.88)	(0.44)	(1.80)
Year Ended May 31, 2018	$31.16	0.60		2.08	2.68	(0.63)	(0.39)
Year Ended May 31, 2017	$26.40	0.42		4.76	5.18	(0.42)	—
Year Ended May 31, 2016	$30.90	0.35	(e)	(3.34)	(2.99)	(0.37)	(1.14)
Institutional Shares
Six Months Ended November 30, 2020 (unaudited)	$21.46	0.20	(e)	3.66	3.86	—	—
Year Ended May 31, 2020	$28.61	0.47	(e)	(1.12)	(0.65)	(0.74)	(5.76)
Year Ended May 31, 2019	$32.72	0.56		(2.41)	(1.85)	(0.46)	(1.80)
Year Ended May 31, 2018	$31.07	0.64		2.06	2.70	(0.66)	(0.39)
Year Ended May 31, 2017	$26.34	0.45		4.74	5.19	(0.46)	—
Year Ended May 31, 2016	$30.82	0.47	(e)	(3.42)	(2.95)	(0.39)	(1.14)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two year period beginning July 1, 2019 and in effect through September 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Reflects total annual operating expenses for reductions of expenses paid indirectly for the May 31 fiscal years ended 2019, 2018, 2017, and 2016. Expenses paid indirectly decreased the expense ratio for each of these respective years by less than 0.01%.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Per share net investment income (loss) has been calculated using the average daily shares method.

(f)  Reflects increased trading activity due to current year transition or asset allocation shift.

See notes to financial statements.

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

					Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Redemption Fees Added to Beneficial Interest	Net Asset Value, End of Period	Total Return (Excludes Sales Charges)*(a)	Net Expenses^(b)	Net Investment Income (Loss)(b)	Gross Expenses(b)(c)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(d)
USAA International Fund
Fund Shares
Six Months Ended November 30, 2020 (unaudited)	—	—	$25.39	17.93%	1.01%	1.61%	1.03%	$1,477,044	28%
Year Ended May 31, 2020	(6.49)	—	$21.53	(6.13)%	1.06%	1.68%	1.07%	$1,391,279	119	%(f)
Year Ended May 31, 2019	(2.24)	—	$28.70	(5.14)%	1.08%	1.76%	1.08%	$1,690,782	30%
Year Ended May 31, 2018	(1.02)	—	$32.82	8.61%	1.08%	1.58%	1.08%	$1,876,020	36%
Year Ended May 31, 2017	(0.42)	—	$31.16	19.87%	1.11%	1.33%	1.11%	$1,696,372	40%
Year Ended May 31, 2016	(1.51)	—	$26.40	(9.75)%	1.13%	1.27%	1.13%	$1,430,667	62%
Institutional Shares
Six Months Ended November 30, 2020 (unaudited)	—	—	$25.32	17.99%	0.94%	1.68%	0.94%	$1,554,034	28%
Year Ended May 31, 2020	(6.50)	—	$21.46	(6.05)%	0.99%	1.77%	0.99%	$1,431,107	119	%(f)
Year Ended May 31, 2019	(2.26)	—	$28.61	(5.06)%	1.00%	1.81%	1.00%	$1,979,758	30%
Year Ended May 31, 2018	(1.05)	—	$32.72	8.68%	1.00%	1.62%	1.00%	$2,349,281	36%
Year Ended May 31, 2017	(0.46)	—	$31.07	19.97%	1.00%	1.43%	1.00%	$2,308,470	40%
Year Ended May 31, 2016	(1.53)	—	$26.34	(9.61)%	1.00%	1.74%	1.00%	$1,996,349	62%

(continues on next page)

See notes to financial statements.

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA International Fund
Class A shares
Six Months Ended November 30, 2020 (unaudited)	$21.39	0.15	(e)	3.64	3.79	—	—
Year Ended May 31, 2020	$28.58	0.36	(e)	(1.10)	(0.74)	(0.69)	(5.76)
Year Ended May 31, 2019	$32.67	0.47		(2.41)	(1.94)	(0.35)	(1.80)
Year Ended May 31, 2018	$31.04	0.53		2.04	2.57	(0.55)	(0.39)
Year Ended May 31, 2017	$26.31	0.35		4.74	5.09	(0.36)	—
Year Ended May 31, 2016	$30.77	0.31		(3.35)	(3.04)	(0.28)	(1.14)
Class R6 Shares
Six Months Ended November 30, 2020 (unaudited)	$21.52	0.21	(e)	3.68	3.89	—	—
Year Ended May 31, 2020	$28.66	0.49	(e)	(1.12)	(0.63)	(0.75)	(5.76)
August 17, 2018 (i) through May 31, 2019	$32.01	0.52	(e)	(1.54)	(1.02)	(0.53)	(1.80)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two year period beginning July 1, 2019 and in effect through September 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Reflects total annual operating expenses for reductions of expenses paid indirectly for the May 31 fiscal years ended 2019, 2018, 2017, and 2016. Expenses paid indirectly decreased the expense ratio for each of these respective years by less than 0.01%.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Per share net investment income (loss) has been calculated using the average daily shares method.

See notes to financial statements.

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

						Ratios to Average Net Assets				Supplemental Data
	Total Distributions	Redemption Fees Added to Beneficial Interest		Net Asset Value, End of Period	Total Return (Excludes Sales Charges)*(a)	Net Expenses^(b)		Net Investment Income (Loss)(b)	Gross Expenses(b)(c)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(d)
USAA International Fund
Class A shares
Six Months Ended November 30, 2020 (unaudited)	—	—		$25.18	17.72%	1.30%		1.30%	1.56%	$7,308	28%
Year Ended May 31, 2020	(6.45)	—		$21.39	(6.37)%	1.35%		1.37%	1.39%	$6,402	119	%(f)
Year Ended May 31, 2019	(2.15)	—		$28.58	(5.39)%	1.35%		1.52%	1.41%	$7,715	30%
Year Ended May 31, 2018	(0.94)	—		$32.67	8.29%	1.35%		1.29%	1.42%	$8,101	36%
Year Ended May 31, 2017	(0.36)	—		$31.04	19.58%	1.35%		1.08%	1.51%	$7,540	40%
Year Ended May 31, 2016	(1.42)	—	(g)	$26.31	(9.94)%	1.37	%(h)	1.14%	1.46%	$6,362	62%
Class R6 Shares
Six Months Ended November 30, 2020 (unaudited)	—	—		$25.41	18.08%	0.80%		1.82%	1.27%	$3,972	28%
Year Ended May 31, 2020	(6.51)	—		$21.52	(5.95)%	0.85%		1.83%	1.18%	$3,365	119	%(f)
August 17, 2018 (i) through May 31, 2019	(2.33)	—		$28.66	(2.55)%	0.85%		2.19%	2.03%	$4,477	30%

(f)  Reflects increased trading activity due to current year transition or asset allocation shift.

(g)  Amount is less than $0.005.

(h)  Prior to October 1, 2015, USAA Asset Management Company ("AMCO") (previous Adviser) had voluntarily agreed to limit the annual expenses of the Class A shares to 1.40% of the Class A shares' average daily net assets.

(i)  Commencement of operations.

See notes to financial statements.

USAA Mutual Funds Trust	Notes to Financial Statements November 30, 2020

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA International Fund (the "Fund"). The Fund offers four classes of shares: Fund Shares, Institutional Shares, Class A shares and R6 Shares. The Fund is classified as diversified under the 1940 Act.

Effective June 29, 2020, the Fund's Adviser Shares were redesignated Class A shares and became subject to a front-end sales charge.

Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund's NAV is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are considered as Level 2 in the fair value hierarchy.

A summary of the valuations as of November 30, 2020, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Common Stocks	$98,583	$2,897,280	$—	$2,995,863
Exchange-Traded Funds	4,428	—	—	4,428
Collateral for Securities Loaned	26,973	—	—	26,973
Total	$129,984	$2,897,280	$—	$3,027,264

For the six months ended November 30, 2020, there were no transfers in or out of the Level 3 fair value hierarchy.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities designed to track the performance

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

and dividend yield of a particular domestic or foreign market index. The Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Foreign Exchange Currency Contracts:

The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund's foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of November 30, 2020, the Fund had no open forward foreign exchange currency contracts.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends, and gains as a result of certain investments in ADRs by the Fund has been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Fund, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100 thousand. Collateral may be cash, U.S. government securities, or other securities as permitted by Securities and

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

Exchange Commission ("SEC") guidelines. Cash collateral may be invested in high-quality short-term investments, primarily open-end investment companies. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Noncash collateral received by the Fund may not be sold or re-pledged, except to satisfy borrower default. Cash collateral is listed on the Fund's Schedule of Portfolio Investments and Financial Statements while non-cash collateral is not included.

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of November 30, 2020.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$25,144	$—	$26,973

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, including foreign currency arising from in-kind redemptions, are disclosed as net realized gains or losses from investment transactions and foreign currency transactions on the Statement of Operations.

Foreign Taxes:

The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of May 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, 12b-1 fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended November 30, 2020, were as follows for the Fund (amounts in thousands):

Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)
$794,189	$1,042,669

There were no purchases and sales of U.S. government securities during the six months ended November 30, 2020.

4. Affiliated Fund Ownership:

The Fund offers its shares for investment by other USAA Mutual Funds. The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds' annual and semi-annual reports may be viewed at vcm.com. As of November 30, 2020, certain fund-of-funds owned total outstanding shares of the Fund as follows:

Affiliated USAA Mutual Funds	Percent
USAA Cornerstone Conservative Fund	0.2%
USAA Cornerstone Equity Fund	0.9%

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended November 30, 2020, are reflected on the Statement of Operations as Investment Advisory fees.

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the prior investment adviser to the Fund announced that AMCO would be acquired by Victory Capital Holdings Inc. (the "Transaction"). A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and Victory Capital Management Inc. ("Victory Capital"). The Transaction closed on July 1, 2019. Effective July 1, 2019, VCM replaced AMCO as the investment adviser to the Fund and no performance adjustments were made for the periods beginning

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter is utilized in calculating future performance adjustments.

The performance adjustment for each share class is accrued daily and calculated monthly by comparing each class' performance to that of the Lipper International Funds Index. The Lipper International Funds Index tracks the total return performance of each class within the Lipper International Funds category.

The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)(a)
+/- 100 to 400	+/- 4
+/- 401 to 700	+/- 5
+/- 701 and greater	+/- 6

(a) Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point. Average daily net assets of the share class are calculated over a rolling 36 month period.

Each class' annual performance adjustment rate is multiplied by the average daily net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper International Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period July 1, 2020 to November 30, 2020, performance adjustments for Fund Shares, Institutional Shares, Class A shares and Class R6 Shares were $(343), $(358), $(2), and $(1) thousand, respectively. For the Fund Shares, Institutional Shares, Class A shares and Class R6 Shares the performance adjustments were (0.05)%, (0.05)%, (0.05)%, and (0.05)% of average daily net assets, respectively.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets.

VCM entered into Investment Subadvisory Agreements with Lazard Asset Management LLC ("Lazard") and Wellington Management Company LLP ("Wellington Management"). Lazard and Wellington Management each directed the investment and reinvestment of a portion of the Fund's assets (as allocated from time to time by VCM). These arrangements provide for monthly fees that are paid by VCM. VCM (not the Fund) pays the subadviser fees.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Administration, Servicing and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.15% of average daily net assets of the Fund Shares and Class A shares, 0.10% of average daily net assets of the Institutional Shares, and 0.05% of average daily net assets of the Class R6 Shares. Amounts incurred for the six months ended November 30, 2020, are reflected on the Statement of Operations as Administration fees.

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended November 30, 2020, are reflected on the Statement of Operations as Compliance fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended November 30, 2020, are reflected on the Statement of Operations as Sub-Administration fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares, Class A shares and R6 Shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10%, 0.10% and 0.01% of average daily net assets, respectively, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended November 30, 2020, are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust. Effective June 30, 2020, the Distributor's name was changed from Victory Capital Advisers, Inc.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A shares. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A shares of the Fund. Amounts incurred and paid to VCTA for the period ended November 30, 2020, are reflected on the Statement of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commissions on sales of the Class A shares of the Fund. For the six months ended November 30, 2020, the Distributor received approximately less than $1 thousand from commissions earned on sales of Class A shares of the Fund.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended November 30, 2020, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

The Adviser has entered into an expense limitation agreement with the Fund until at least September 30, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of November 30, 2020, the expense limits (excluding voluntary waivers) are 1.06%, 0.99%, 1.35% and 0.85% for Fund Shares, Institutional Shares, Class A shares and Class R6 Shares, respectively.

Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.

As of November 30, 2020, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at November 30, 2020.

Expires May 31, 2023	Expires May 31, 2024	Total
$91	$160	$251

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended November 30, 2020.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Sub-Administrator, Sub-Fund Accountant, and Legal.

6. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Geopolitical/Natural Disaster Risk — Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. Likewise, systemic market dislocations of the kind that occurred during the financial crisis that began in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund's investments. Some countries, including the United States, are adopting more protectionist trade policies and moving away from the tighter financial industry regulations that followed the 2008 financial crisis, which may also affect the value of a Fund's investments.

Political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of a Fund's investments, increase uncertainty in or impair the operation of the U.S. or other securities markets and degrade investor and consumer confidence, perhaps suddenly and to a significant degree.

An outbreak of disease called COVID-19 has spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

chains and consumer activity, significant challenges in healthcare service preparation and delivery, quarantines and general concern and uncertainty. These negative impacts have caused significant volatility and declines in global financial markets, which have caused losses for Fund investors during and subsequent to period end. The impact of the COVID-19 pandemic last for an extended period of time, and could result in a substantial economic downturn or recession. Public health crises may exacerbate other pre-existing political, social, economic, market and financial risks. The extent of the impact to the financial performance of the Funds' investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Stock Market Risk — Overall stock market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.

Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.

Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

7. Borrowing and Interfund Lending:

Line of Credit:

For the six months ended November 30, 2020, the Victory Funds Complex participated in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2020 with a termination date of June 28, 2021. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. For the six months ended November 30, 2020, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Effective June 29, 2020, under an amended Line of Credit agreement, Citibank will also receive an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex will pay a pro-rata portion of the upfront fee. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six-months ended November 30, 2020.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

allows the Fund to directly lend and borrow money to or from any other Fund, that is permitted to participate in the Facility, in the Victory Funds Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period is reflected on the Statement of Operations under Income on Interfund lending.

The average borrowing or lending for the days outstanding and average interest rate for the Fund during the six months ended November 30, 2020 were as follows (amounts in thousands):

Borrower or Lender	Amount Outstanding at November 30, 2020	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
Borrower	$—	$1,593	14	0.63%	$1,952

*  For the six months ended November 30, 2020, based on the number of days borrowings were outstanding.

8. Federal Income Tax Information:

The Fund intends to declare and distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending May 31, 2021.

At May 31, 2020, the Fund had no capital loss carryforwards for federal income tax purposes.

USAA Mutual Funds Trust	Supplemental Information November 30, 2020

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2020 through November 30, 2020.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/1/20	Actual Ending Account Value 11/30/20	Hypothetical Ending Account Value 11/30/20	Actual Expenses Paid During Period 6/1/20- 11/30/20*	Hypothetical Expenses Paid During Period 6/1/20- 11/30/20*	Annualized Expense Ratio During Period 6/1/20- 11/30/20
Fund Shares	$1,000.00	$1,179.30	$1,020.00	$5.52	$5.11	1.01%
Institutional Shares	1,000.00	1,179.90	1,020.36	5.14	4.76	0.94%
Class A shares	1,000.00	1,177.20	1,018.55	7.10	6.58	1.30%
Class R6 Shares	1,000.00	1,180.80	1,021.06	4.37	4.05	0.80%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

23410-0121

NOVEMBER 30, 2020

Semi Annual Report

USAA Managed Allocation Fund

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports may no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396 or by submitting your request via email to TA.Processing@FISGlobal.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396 or by submitting your request via email to TA.Processing@FISGlobal.com.

Your election to receive reports in paper will apply to all funds held with the USAA Mutual Funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member of FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logo are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	8
Notes to Financial Statements	10
Supplemental Information	17
Proxy Voting and Portfolio Holdings Information	17
Expense Example	17
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

1

USAA Mutual Funds Trust USAA Managed Allocation Fund	November 30, 2020

  (Unaudited)

Investment Objective & Portfolio Holdings:

The Fund's investment objective is to seek to maximize total return, consisting primarily of capital appreciation.

Asset Allocation*:

November 30, 2020

(% of Net Assets)

* Does not include futures, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Managed Allocation Fund	Schedule of Portfolio Investments November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Exchange-Traded Funds (99.7%)
iShares Core S&P 500 ETF	458,865	$166,715
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,185,754	164,203
iShares MSCI Emerging Markets ETF (a)	3,372,408	164,338
Vanguard Short-Term Bond ETF	1,861,179	154,310
Total Exchange-Traded Funds (Cost $578,371)		649,566
Collateral for Securities Loaned^ (6.2%)
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.02% (b)	28,002,100	28,002
HSBC U.S. Government Money Market Fund I Shares, 0.03% (b)	159,930	160
Morgan Stanley Institutional Liquidity Funds — Government Portfolio Institutional Shares, 0.02% (b)	12,174,000	12,174
Total Collateral for Securities Loaned (Cost $40,336)		40,336
Total Investments (Cost $618,707) — 105.9%		689,902
Liabilities in excess of other assets — (5.9)%		(38,287)
NET ASSETS — 100.00%		$651,615

ETF — Exchange-Traded Fund

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  Rate disclosed is the daily yield on November 30, 2020.

See notes to financial statements.

3

USAA Mutual Funds Trust	Statement of Assets and Liabilities November 30, 2020

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Managed Allocation Fund
Assets:
Investments, at value (Cost $618,707)	$689,902	(a)
Cash and cash equivalents	1,137
Receivables:
Interest and dividends	3
Capital shares issued	19
Investments sold	1,955
From Adviser	85
Prepaid expenses	16
Total assets	693,117
Liabilities:
Payables:
Collateral received on loaned securities	40,336
Capital shares redeemed	739
Accrued expenses and other payables:
Investment advisory fees	319
Administration fees	27
Custodian fees	6
Transfer agent fees	27
Compliance fees	—	(b)
Other accrued expenses	48
Total liabilities	41,502
Net Assets:
Capital	591,543
Total accumulated earnings/(loss)	60,072
Net assets	$651,615
Shares (unlimited number of shares authorized with no par value):	50,777
Net asset value, offering and redemption price per share: (c)	$12.83

(a)  Includes $38,248 of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

4

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended November 30, 2020

(Amounts in Thousands)  (Unaudited)

USAA Managed Allocation Fund
Investment Income:
Dividends	$5,569
Interest	22
Securities lending (net of fees)	12
Total income	5,603
Expenses:
Investment advisory fees	1,979
Administration fees	165
Sub-Administration fees	9
Custodian fees	15
Transfer agent fees	165
Trustees' fees	26
Compliance fees	2
Legal and audit fees	34
State registration and filing fees	17
Other expenses	57
Total expenses	2,469
Expenses waived/reimbursed by Adviser	(528)
Net expenses	1,941
Net Investment Income (Loss)	3,662
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	35,415
Net change in unrealized appreciation/depreciation on investment securities	31,579
Net realized/unrealized gains (losses) on investments	66,994
Change in net assets resulting from operations	$70,656

See notes to financial statements.

5

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Managed Allocation Fund
	Six Months Ended November 30, 2020 (unaudited)	Year Ended May 31, 2020
From Investments:
Operations:
Net investment income (loss)	$3,662	$17,207
Net realized gains (losses) from investments	35,415	(28,991)
Net change in unrealized appreciation/depreciation on investments	31,579	57,008
Change in net assets resulting from operations	70,656	45,224
Change in net assets resulting from distributions to shareholders	—	(19,579)
Change in net assets resulting from capital transactions	(79,833)	(89,372)
Change in net assets	(9,177)	(63,727)
Net Assets:
Beginning of period	660,792	724,519
End of period	$651,615	$660,792
Capital Transactions:
Proceeds from shares issued	$17,570	$54,008
Distributions reinvested	—	19,579
Cost of shares redeemed	(97,403)	(162,959)
Change in net assets resulting from capital transactions	$(79,833)	$(89,372)
Share Transactions:
Issued	1,423	4,613
Reinvested	—	1,636
Redeemed	(7,965)	(14,195)
Change in Shares	(6,542)	(7,946)

See notes to financial statements.

6

This page is intentionally left blank.

7

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments
USAA Managed Allocation Fund
Six Months Ended November 30, 2020 (unaudited)	$11.53	0.07	(c)	1.23	1.30	—	—
Year Ended May 31, 2020	$11.10	0.28	(c)	0.47	0.75	(0.32)	—
Year Ended May 31, 2019	$12.01	0.20		(0.92)	(0.72)	(0.11)	(0.08)
Year Ended May 31, 2018	$11.61	0.23		0.46	0.69	(0.29)	—
Year Ended May 31, 2017	$10.90	0.24		0.72	0.96	(0.25)	—
Year Ended May 31, 2016	$11.99	0.24	(c)	(0.97)	(0.73)	(0.21)	(0.15)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two year period beginning July 1, 2019 and in effect through September 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Per share net investment income (loss) has been calculated using the average daily shares method.

(d)  Reflects an increase in trading activity due to asset allocation shifts.

(e)  Reflects a return to normal trading levels after a prior year transition or allocation shift.

See notes to financial statements.

8

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return*,(a)	Net Expenses^(b)	Net Investment Income (Loss)(b)	Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)
USAA Managed Allocation Fund
Six Months Ended November 30, 2020 (unaudited)	—	$12.83	11.27%	0.59%	1.11%	0.75%	$651,615	69%
Year Ended May 31, 2020	(0.32)	$11.53	6.66%	0.60%	2.38%	0.74%	$660,792	167%
Year Ended May 31, 2019	(0.19)	$11.10	(5.92)%	0.75%	1.72%	0.75%	$724,519	156	%(d)
Year Ended May 31, 2018	(0.29)	$12.01	5.91%	0.74%	1.83%	0.74%	$808,509	97	%(e)
Year Ended May 31, 2017	(0.25)	$11.61	8.94%	0.76%	2.13%	0.76%	$765,879	194	%(d)
Year Ended May 31, 2016	(0.36)	$10.90	(6.13)%	0.75%	2.09%	0.75%	$708,592	90%

See notes to financial statements.
9

USAA Mutual Funds Trust	Notes to Financial Statements November 30, 2020

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Managed Allocation Fund (the "Fund"). The Fund is classified as diversified under the 1940 Act.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

10

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of November 30, 2020, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$649,566	$—	$—	$649,566
Collateral for Securities Loaned	40,336	—	—	40,336
Total	$689,902	$—	$—	$689,902

For the six months ended November 30, 2020, there were no transfers in or out of the Level 3 fair value hierarchy.

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds

Securities Lending:

The Fund, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100 thousand. Collateral may be cash, U.S. government securities, or other securities as permitted by Securities and

11

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

Exchange Commission ("SEC") guidelines. Cash collateral may be invested in high-quality short-term investments, primarily open-end investment companies. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Noncash collateral received by the Fund may not be sold or re-pledged, except to satisfy borrower default. Cash collateral is listed on the Fund's Schedule of Portfolio Investments and Financial Statements while non-cash collateral is not included.

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of November 30, 2020.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$38,248	$—	$40,336

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of May 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended November 30, 2020, were as follows for the Fund (amounts in thousands):

Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)
$488,256	$421,393

There were no purchases and sales of U.S. government securities during the year ended November 30, 2020.

12

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.60% of the Fund's average daily net assets. The Adviser has contractually agreed to waive its management fee from 0.60% to 0.44%. Amounts incurred and paid to VCM for the six months ended November 30, 2020, are reflected on the Statement of Operations as Investment Advisory fees.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended November 30, 2020, the Fund had no subadvisers.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Administration, Servicing and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.05% of average daily net assets of the Fund. Amounts incurred for the six months ended November 30, 2020, are reflected on the Statement of Operations as Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended November 30, 2020, are reflected on the Statement of Operations as Compliance fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended November 30, 2020, are reflected on the Statement of Operations as Sub-Administration fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA") provides transfer agency services to the Fund. VCTA, an affiliate of the Adviser, provides transfer agent services to the Fund based on an annual rate of 0.05% of average daily net assets plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Amounts incurred and paid to VCTA for the six months ended November 30, 2020, are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

13

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust. Effective June 30, 2020, the Distributor's name was changed from Victory Capital Advisers, Inc. The Distributor received no fees or other compensation for such distribution services.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended November 30, 2020, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least September 30, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of November 30, 2020, the expense limit (excluding voluntary waivers) is 0.74%.

Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.

As of November 30, 2020, there are no amounts available to be repaid to the Adviser.

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended November 30, 2020.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Sub-Administrator, Sub-Fund Accountant, and Legal.

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Geopolitical/Natural Disaster Risk — Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. Likewise, systemic market dislocations of the kind that occurred during the financial crisis that began in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund's investments. Some countries, including the United States, are adopting more protectionist trade policies and moving away from the tighter financial industry regulations that followed the 2008 financial crisis, which may also affect the value of a Fund's investments.

14

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

Political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of a Fund's investments, increase uncertainty in or impair the operation of the U.S. or other securities markets and degrade investor and consumer confidence, perhaps suddenly and to a significant degree.

An outbreak of disease called COVID-19 has spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and consumer activity, significant challenges in healthcare service preparation and delivery, quarantines and general concern and uncertainty. These negative impacts have caused significant volatility and declines in global financial markets, which have caused losses for Fund investors during and subsequent to period end. The impact of the COVID-19 pandemic last for an extended period of time, and could result in a substantial economic downturn or recession. Public health crises may exacerbate other pre-existing political, social, economic, market and financial risks. The extent of the impact to the financial performance of the Funds' investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Portfolio Reallocation Risk — The frequent changes in the allocation of the Fund's portfolio holdings may result in higher portfolio turnover. In purchasing and selling securities in order to reallocate the portfolio, the Fund will pay more brokerage commissions than it would without a reallocation policy. In addition, the Fund may have a higher proportion of capital gains and a potentially lower return than a fund that does not reallocate from time to time.

ETF Risk — ETFs, which generally are registered investment companies, incur their own management and other fees and expenses, such as trustees' fees, operating expenses, registration fees, and marketing expenses, a proportionate share of which will be borne indirectly by the Fund as a shareholder in an ETF. As a result, the Fund's investment in an ETF will cause the Fund to indirectly bear the fees and expenses of the ETF and, in turn, the Fund's performance may be lower than if the Fund were to invest directly in the underlying securities held by the ETF. For investments in affiliated ETFs, the Fund's management fee is reimbursed by the Adviser to the extent of the indirect management fee incurred through the Fund's investment in the affiliated ETFs. The Adviser may have conflicts of interest in allocating assets among affiliated and unaffiliated ETFs, because the Adviser also manages and administers the affiliated ETFs, and the Adviser and its affiliates receive other fees from the affiliated ETFs. In addition, the Fund also will be subject to the risks associated with the securities or other investments held by the ETFs.

Stock Market Risk — Overall stock market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.

6. Borrowing and Interfund Lending:

Line of Credit:

For the six months ended November 30, 2020, the Victory Funds Complex participated in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2020 with a termination date of June 28, 2021. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. For the six months ended November 30, 2020, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory

15

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Effective June 29, 2020, under an amended Line of Credit agreement, Citibank will also receive an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex will pay a pro-rata portion of the upfront fee. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended November 30, 2020.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Fund, that is permitted to participate in the Facility, in the Victory Funds Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period is reflected on the Statement of Operations under Income on Interfund lending.

The Fund did not utilize or participate in the Facility during the six months ended November 30, 2020.

7. Federal Income Tax Information:

The Fund intends to declare daily and distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending May 31, 2021.

At May 31, 2020, the Fund had net capital loss carryforwards as shown in the table below (amounts in thousands).

Short-Term Amount	Long-Term Amount	Total
$39,025	$13,188	$52,213

16

USAA Mutual Funds Trust	Supplemental Information November 30, 2020

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2020 through November 30, 2020.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

Beginning Account Value 6/1/20	Actual Ending Account Value 11/30/20	Hypothetical Ending Account Value 11/30/20	Actual Expenses Paid During Period 6/1/20- 11/30/20*	Hypothetical Expenses Paid During Period 6/1/20- 11/30/20*	Annualized Expense Ratio During Period 6/1/20- 11/30/20
$1,000.00	$1,112.70	$1,022.11	$3.12	$2.99	0.59%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

17

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

93924-0121

NOVEMBER 30, 2020

Semi Annual Report

USAA Precious Metals and Minerals Fund

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports may no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396 or by submitting your request via email to TA.Processing@FISGlobal.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396 or by submitting your request via email to TA.Processing@FISGlobal.com.

Your election to receive reports in paper will apply to all funds held with the USAA Mutual Funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member of FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logo are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	4
Financial Statements
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	10
Notes to Financial Statements	12
Supplemental Information	22
Proxy Voting and Portfolio Holdings Information	22
Expense Examples	22
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

1

USAA Mutual Funds Trust USAA Precious Metals and Minerals Fund	November 30, 2020

  (Unaudited)

Investment Objective & Portfolio Holdings:

The Fund's investment objective is to seek long-term capital appreciation and to protect the purchasing power of shareholders' capital against inflation.

Top 10 Equity Holdings*:

November 30, 2020

(% of Net Assets)

Newmont Corp.	11.3%
Barrick Gold Corp.	9.8%
Kinross Gold Corp.	5.1%
Franco-Nevada Corp.	4.8%
B2Gold Corp.	4.4%
Newcrest Mining Ltd.	3.9%
Kirkland Lake Gold Ltd.	3.7%
Sibanye Stillwater Ltd.	3.7%
Agnico Eagle Mines Ltd.	3.0%
Zijin Mining Group Co. Ltd. Class H	3.0%

* Does not include short-term investments purchased with cash collateral from securities loaned.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Precious Metals and Minerals Fund (continued)	November 30, 2020

  (Unaudited)

Porfolio Composition*:

November 30, 2020

(% of Net Assets)

* Does not include short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

3

USAA Mutual Funds Trust USAA Precious Metals and Minerals Fund	Schedule of Portfolio Investments November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.9%)
Metals & Mining (99.9%):
Agnico Eagle Mines Ltd.	323,589	$21,315
Alamos Gold, Inc.	982,100	8,131
AngloGold Ashanti Ltd.	760,198	16,028
Argonaut Gold, Inc. (a)	655,200	1,171
B2Gold Corp.	5,459,170	30,438
Barrick Gold Corp. (b)	2,970,409	68,735
Centamin PLC	4,216,310	6,462
Centerra Gold, Inc.	2,011,602	19,643
Cia de Minas Buenaventura SAA, ADR (a)	68,157	756
Coeur Mining, Inc. (a)	333,807	2,367
Dundee Precious Metals, Inc.	1,781,264	11,660
Eldorado Gold Corp. (a)	448,099	5,287
Endeavour Mining Corp. (a)	544,418	12,842
Equinox Gold Corp. (a)	68,782	680
Evolution Mining Ltd.	4,178,674	15,242
Franco-Nevada Corp.	249,553	33,223
Gold Fields Ltd., ADR	1,764,209	15,366
Gold Resource Corp.	202,002	602
Gold Road Resources Ltd. (a)	313,388	275
Golden Star Resources Ltd. (a) (b)	464,607	1,789
Great Basin Gold Ltd. (a) (c) (d)	8,566,400	—
Great Basin Gold Ltd. (a) (c) (d)	6,500,000	—
Harmony Gold Mining Co. Ltd. (a)	1,463,504	5,982
IAMGOLD Corp. (a)	1,265,194	4,264
IAMGOLD Corp. (a)	411,532	1,391
Kinross Gold Corp.	4,946,760	35,320
Kirkland Lake Gold Ltd.	639,234	26,194
Koza Altin Isletmeleri A/S (a) (b)	298,319	2,844
Lundin Gold, Inc. (a)	78,200	692
McEwen Mining, Inc. (a) (b)	494,100	484
Nautilus Minerals, Inc. (a) (c) (d)	5,757,622	—
New Gold, Inc. (a)	1,183,000	2,177
Newcrest Mining Ltd.	1,388,921	27,451
Newmont Corp.	1,347,656	79,269
Northern Star Mining Corp. (a) (c) (d)	375,000	—
Northern Star Resources Ltd.	1,226,203	11,348
Novagold Resources, Inc. (a)	421,400	4,219
OceanaGold Corp. (a)	3,283,648	4,097
Osisko Gold Royalties Ltd.	303,400	3,297
Perseus Mining Ltd. (a)	5,838,238	4,901
Polymetal International PLC	704,177	14,661
Polyus PJSC (f)	62,088	11,821
Premier Gold Mines Ltd. (a) (b)	493,500	969
Pretium Resources, Inc. (a)	431,655	4,740
Ramelius Resources Ltd.	5,473,285	6,768
Regis Resources Ltd.	2,733,555	7,403
Resolute Mining Ltd. (a)	490,758	274
Royal Gold, Inc.	165,192	18,249

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Precious Metals and Minerals Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Sandstorm Gold Ltd. (a)	1,079,600	$7,865
Seabridge Gold, Inc. (a)	95,100	1,771
Shandong Gold Mining Co. Ltd. Class H (b) (e)	1,656,200	3,744
Sibanye Stillwater Ltd.	7,711,914	25,659
Silver Lake Resources Ltd. (a)	4,268,850	5,545
SSR Mining, Inc. (a)	803,122	14,785
St Barbara Ltd.	3,096,281	5,567
Torex Gold Resources, Inc. (a)	976,108	13,471
Wesdome Gold Mines Ltd. (a)	578,000	5,074
Wheaton Precious Metals Corp.	472,665	18,248
Yamana Gold, Inc.	3,023,400	15,782
Yamana Gold, Inc.	1,190,747	6,217
Zhaojin Mining Industry Co. Ltd. Class H	2,609,000	3,353
Zijin Mining Group Co. Ltd. Class H	21,124,000	21,067
Total Common Stocks (Cost $466,913)		698,975
Collateral for Securities Loaned^ (1.0%)
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.02% (g)	2,737,447	2,738
HSBC U.S. Government Money Market Fund I Shares, 0.03% (g)	4,025,230	4,025
Total Collateral for Securities Loaned (Cost $6,763)		6,763
Total Investments (Cost $473,676) — 100.9%		705,738
Liabilities in excess of other assets — (0.9)%		(6,319)
NET ASSETS — 100.00%		$699,419

At November 30, 2020 the Fund's investments in foreign securities were 77.5% of net assets.

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of November 30, 2020, illiquid securities were less than 0.05% of the Fund's net assets.

(d)  Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of the Fund's net assets as of November 30, 2020. This security is classified as Level 3 within the fair value hierarchy. (See Note 2)

(e)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of November 30, 2020, the fair value of these securities was $3,744 (thousands) and amounted to 0.5% of net assets.

(f)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 1.7% of the Fund's net assets as of November 30, 2020. (See Note 2)

(g)  Rate disclosed is the daily yield on November 30, 2020.

ADR — American Depositary Receipt

PLC — Public Limited Company

See notes to financial statements.

5

USAA Mutual Funds Trust	Statement of Assets and Liabilities November 30, 2020

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	USAA Precious Metals and Minerals Fund
Investments, at value (Cost $473,676)	$705,738	(a)
Foreign currency, at value (Cost $901)	901
Cash and cash equivalents	1,155
Receivables:
Interest and dividends	584
Capital shares issued	347
Reclaims	7
From Adviser	5
Prepaid expenses	34
Total Assets	708,771
Liabilities:
Payables:
Collateral received on loaned securities	6,763
Capital shares redeemed	1,038
Accrued foreign capital gains taxes	877
Accrued expenses and other payables:
Investment advisory fees	440
Administration fees	91
Custodian fees	9
Transfer agent fees	89
Compliance fees	—	(b)
12b-1 fees	3
Other accrued expenses	42
Total Liabilities	9,352
Net Assets:
Capital	1,276,346
Total accumulated earnings/(loss)	(576,927)
Net Assets	$699,419
Net Assets
Fund Shares	$648,626
Institutional Shares	23,467
Class A shares	27,326
Total	$699,419
Shares (unlimited number of shares authorized with no par value):
Fund Shares	32,593
Institutional Shares	1,154
Class A shares	1,390
Total	35,137
Net asset value, offering and redemption price per share: (c)
Fund Shares	$19.90
Institutional Shares	$20.34
Class A shares	$19.66
Maximum Sales Charge — Class A shares	5.75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A shares	$20.86

(a)  Includes $3,809 of securities on loan.

(b)  Rounds to less than $1 thousand.

(c)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

6

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended November 30, 2020

(Amounts in Thousands)  (Unaudited)

	USAA Precious Metals and Minerals Fund
Investment Income:
Dividends	$5,991
Interest	—	(a)
Securities lending (net of fees)	41
Foreign tax withholding	(847)
Total Income	5,185
Expenses:
Investment advisory fees	2,905
Administration fees — Fund Shares	552
Administration fees — Institutional Shares	13
Administration fees — Class A shares	24
Sub-Administration fees	11
12b-1 fees — Class A shares	39
Custodian fees	49
Transfer agent fees — Fund Shares	645
Transfer agent fees — Institutional Shares	13
Transfer agent fees — Class A shares	14
Trustees' fees	26
Compliance fees	3
Legal and audit fees	46
State registration and filing fees	38
Interfund lending fees	—	(a)
Other expenses	53
Total Expenses	4,431
Expenses waived/reimbursed by Adviser	(11)
Net Expenses	4,420
Net Investment Income (Loss)	765
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency translations	20,262
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations	1,524
Net realized/unrealized gains (losses) on investments	21,786
Change in net assets resulting from operations	$22,551

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

7

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Precious Metals and Minerals Fund
	Six Months Ended November 30, 2020 (unaudited)	Year Ended May 31, 2020
From Investments:
Operations:
Net investment income (loss)	$765	$(1,522)
Net realized gains (losses) from investments	20,262	(113,742)
Net change in unrealized appreciation/depreciation on investments	1,524	395,654
Change in net assets resulting from operations	22,551	280,390
Change in net assets resulting from capital transactions	(34,410)	(76,391)
Change in net assets	(11,859)	203,999
Net Assets:
Beginning of period	711,278	507,279
End of period	$699,419	$711,278
Capital Transactions:
Fund Shares
Proceeds from shares issued	$61,803	$95,260
Cost of shares redeemed	(95,265)	(164,383)
Total Fund Shares	$(33,462)	$(69,123)
Institutional Shares
Proceeds from shares issued	$3,890	$1,928
Cost of shares redeemed	(2,664)	(9,661)
Total Institutional Shares	$1,226	$(7,733)
Class A shares
Proceeds from shares issued	$34,602	$14,218
Cost of shares redeemed	(36,776)	(13,753)
Total Class A shares	$(2,174)	$465
Change in net assets resulting from capital transactions	$(34,410)	$(76,391)
Share Transactions:
Fund Shares
Issued	2,770	6,001
Redeemed	(4,336)	(10,335)
Total Fund Shares	(1,566)	(4,334)
Institutional Shares
Issued	167	119
Redeemed	(119)	(733)
Total Institutional Shares	48	(614)
Class A shares
Issued	1,711	895
Redeemed	(1,819)	(871)
Total Class A shares	(108)	24
Change in Shares	(1,626)	(4,924)

See notes to financial statements.

8

This page is intentionally left blank.

9

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions
USAA Precious Metals and Minerals Fund
Fund Shares
Six Months Ended November 30, 2020 (unaudited)	$19.34	0.02	(d)	0.54	0.56	—	—
Year Ended May 31, 2020	$12.16	(0.04	)(d)	7.22	7.18	—	—
Year Ended May 31, 2019	$12.87	(0.03	)(d)	(0.68)	(0.71)	—	—
Year Ended May 31, 2018	$12.93	(0.05	)(d)	(0.01)	(0.06)	—	—
Year Ended May 31, 2017	$13.90	0.14		(0.60)	(0.46)	(0.51)	(0.51)
Year Ended May 31, 2016	$12.29	0.08		1.53 (f)	1.61	—	—
Institutional Shares
Six Months Ended November 30, 2020 (unaudited)	$19.76	0.03	(d)	0.55	0.58	—	—
Year Ended May 31, 2020	$12.40	(0.01	)(d)	7.37	7.36	—	—
Year Ended May 31, 2019	$13.06	0.01	(d)	(0.67)	(0.66)	—	—
Year Ended May 31, 2018	$13.07	(0.01	)(d)	— (h)	(0.01)	—	—
Year Ended May 31, 2017	$13.98	0.07	(d)	(0.47)	(0.40)	(0.51)	(0.51)
Year Ended May 31, 2016	$12.34	0.01	(d)	1.63 (f)	1.64	—	—
Class A shares
Six Months Ended November 30, 2020 (unaudited)	$19.13	—	(d)(h)	0.53	0.53	—	—
Year Ended May 31, 2020	$12.04	(0.05	)(d)	7.14	7.09	—	—
Year Ended May 31, 2019	$12.74	(0.03	)(d)	(0.67)	(0.70)	—	—
Year Ended May 31, 2018	$12.82	0.16		(0.24)	(0.08)	—	—
Year Ended May 31, 2017	$13.79	0.04		(0.50)	(0.46)	(0.51)	(0.51)
Year Ended May 31, 2016	$12.20	(0.04	)(d)	1.63 (f)	1.59	—	—

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two year period beginning July 1, 2019 and in effect through September 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 5 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Reflects increased trading activity due to current year transition or asset allocation shift.

See notes to financial statements.

10

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

						Ratios to Average Net Assets				Supplemental Data
	Redemption Fees Added to Beneficial Interests		Net Asset Value, End of Period	Total Return (Excludes Sales Charges)*(a)		Net Expenses^(b)		Net Investment Income (Loss)(b)	Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA Precious Metals and Minerals Fund
Fund Shares
Six Months Ended November 30, 2020 (unaudited)	—		$19.90	2.84%		1.11%		0.20%	1.11%	$648,626	3%
Year Ended May 31, 2020	—		$19.34	59.13%		1.19%		(0.25)%	1.19%	$660,770	47	%(e)
Year Ended May 31, 2019	—		$12.16	(5.52)%		1.31%		(0.22)%	1.31%	$468,208	7%
Year Ended May 31, 2018	—		$12.87	(0.46)%		1.23%		(0.36)%	1.23%	$540,952	13%
Year Ended May 31, 2017	—		$12.93	(2.68)%		1.22%		0.02%	1.22%	$585,515	14%
Year Ended May 31, 2016	—		$13.90	13.10	%(f)	1.33%		(0.31)%	1.33%	$647,140	17%
Institutional Shares
Six Months Ended November 30, 2020 (unaudited)	—		$20.34	2.94%		0.99%		0.30%	1.05%	$23,467	3%
Year Ended May 31, 2020	—		$19.76	59.35%		1.00%		(0.05)%	1.06%	$21,855	47	%(e)
Year Ended May 31, 2019	—		$12.40	(5.05)%		1.00	%(g)	0.12%	1.19%	$21,327	7%
Year Ended May 31, 2018	—		$13.06	(0.08)%		0.89%		(0.07)%	0.89%	$3,632	13%
Year Ended May 31, 2017	—		$13.07	(2.23)%		0.76%		0.46%	0.76%	$2,893	14%
Year Ended May 31, 2016	—		$13.98	13.29	%(f)	0.99%		0.13%	0.99%	$14,050	17%
Class A shares
Six Months Ended November 30, 2020 (unaudited)	—		$19.66	2.77%		1.32%		(0.02)%	1.33%	$27,326	3%
Year Ended May 31, 2020	—		$19.13	58.89%		1.27%		(0.32)%	1.27%	$28,653	47	%(e)
Year Ended May 31, 2019	—		$12.04	(5.49)%		1.38%		(0.27)%	1.38%	$17,744	7%
Year Ended May 31, 2018	—	(h)	$12.74	(0.62)%		1.30%		(0.43)%	1.30%	$16,881	13%
Year Ended May 31, 2017	—	(h)	$12.82	(2.68)%		1.30%		(0.04)%	1.30%	$18,309	14%
Year Ended May 31, 2016	—	(h)	$13.79	13.03	%(f)	1.37%		(0.36)%	1.37%	$16,873	17%

(f)  During the year ended May 31, 2016, USAA Asset Management Company ("AMCO") (previous Adviser) reimbursed the Fund Shares, Institutional Shares, and Class A shares $50,000, $1,000, and $1,000 for a loss incurred from the sale of a security that exceeded the amount allowed to be held of that type of security under the Fund's investment restrictions. The effect of this reimbursement on the Fund Shares', Institutional Shares, and Class A shares of net realized loss and total return was less than $0.005/0.005% per share.

(g)  Effective June 6, 2018, AMCO has voluntarily agreed to limit the annual expenses of the Institutional Shares to 1.00% of the Institutional Shares' average daily net assets.

(h)  Amount is less than $0.005 per share.

See notes to financial statements.

11

USAA Mutual Funds Trust	Notes to Financial Statements November 30, 2020

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Precious Metals and Minerals Fund (the "Fund"). The Fund offers three classes of shares: Fund Shares, Institutional Shares and Class A shares. The Fund is classified as non-diversified under the 1940 Act.

Effective June 29, 2020, the Fund's Adviser Shares were redesignated Class A shares and became subject to a front-end sales charge.

Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

12

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund's NAV is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are considered as Level 2 in the fair value hierarchy.

A summary of the valuations as of November 30, 2020, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Common Stocks	$687,155	$11,820	$—	$698,975
Collateral for Securities Loaned	6,763	—	—	6,763
Total	$693,918	$11,820	$—	$705,738

For the six months ended November 30, 2020, there were no transfers in or out of the Level 3 fair value hierarchy.

Investment Companies:

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Foreign Exchange Currency Contracts:

The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund's foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction,

13

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of November 30, 2020, the Fund had no open forward foreign exchange currency contracts.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends, and gains as a result of certain investments in ADRs by the Fund has been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Fund, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100 thousand. Collateral may be cash, U.S. government securities, or other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. Cash collateral may be invested in high-quality short-term investments, primarily open-end investment companies. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Noncash collateral received by the Fund may not be sold or re-pledged, except to satisfy borrower default. Cash collateral is listed on the Fund's Schedule of Portfolio Investments and Financial Statements while non-cash collateral is not included.

The following table (amounts in thousands) is a summary of the Fund's securities lending transactions as of November 30, 2020.

Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
$3,809	$—	$6,763

14

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, including foreign currency arising from in-kind redemptions, are disclosed as net realized gains or losses from investment transactions and foreign currency translations on the Statement of Operations.

Foreign Taxes:

The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of May 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, 12b-1 fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended November 30, 2020, were as follows for the Fund (amounts in thousands):

Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)
$23,906	$57,655

There were no purchases and sales of U.S. government securities during the six months ended November 30, 2020

15

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

4. Affiliated Fund Ownership:

The Fund offers its shares for investment by other USAA Mutual Funds. The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control, and the affiliated fund-of-funds' annual and semi-annual reports may be viewed at vcm.com. As of November 30, 2020, certain fund-of-funds owned total outstanding shares of the Fund as follows:

Affiliated USAA Mutual Funds	Percent
USAA Cornerstone Conservative Fund	0.2%
USAA Cornerstone Equity Fund	0.1%
USAA Target Income Fund	0.6%
USAA Target 2030 Fund	0.7%
USAA Target 2040 Fund	0.8%
USAA Target 2050 Fund	0.4%
USAA Target 2060 Fund	0.1%

5. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended November 30, 2020, are reflected on the Statement of Operations as Investment Advisory fees.

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the prior investment adviser to the Fund announced that AMCO would be acquired by Victory Capital Holdings Inc.(the "Transaction"). A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and Victory Capital Management Inc. ("Victory Capital"). The Transaction closed on July 1, 2019. Effective July 1, 2019, VCM replaced AMCO as the investment adviser to the Fund and no performance adjustments were made for the periods beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter is utilized in calculating future performance adjustments.

The performance adjustment for each share class is accrued daily and calculated monthly by comparing each class' performance to that of the Lipper Precious Metals Equity Funds Index. The Lipper Precious Metals Equity Funds Index tracks the total return performance of each class within the Lipper Precious Metals Equity Funds category.

The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)(a)
+/- 100 to 400	+/- 4
+/- 401 to 700	+/- 5
+/- 701 and greater	+/- 6

(a) Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point. Average daily net assets of the share class are calculated over a rolling 36 month period.

16

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

Each class' annual performance adjustment rate is multiplied by the average daily net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Precious Metals Equity Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period July 1, 2020 through November 30, 2020, performance adjustments for Fund Shares, Institutional Shares and Class A shares were $(63), $(2) and $(3), respectively. For the Fund Shares, Institutional Shares and Class A shares the performance adjustments were (0.02)%, (0.01)% and (0.02)% of average daily net assets, respectively.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets. For the six months ended November 30, 2020, the Fund had no subadvisors.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Administration, Servicing and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.15% of average daily net assets of the Fund Shares and Class A shares, 0.10% of average daily net assets of the Institutional Shares. Amounts incurred for the six months ended November 30, 2020, are reflected on the Statement of Operations as Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended November 30, 2020, are reflected on the Statement of Operations as Compliance fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the six months ended November 30, 2020, are reflected on the Statement of Operations as Sub-Administration fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA"), an affiliate of the Adviser provides transfer agency services to the Fund. VCTA provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares and Class A shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10%, of average daily net assets, plus out-of-pocket expenses. Amounts incurred and paid to VCTA for the six months ended November 30, 2020, are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

17

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust. Effective June 30, 2020, the Distributor's name was changed from Victory Capital Advisers, Inc.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A shares. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A shares of the Fund. Amounts incurred and paid to VCTA for the period ended November 30, 2020, are reflected on the Statement of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commissions on sales of the Class A shares of the Fund. For the six months ended November 30, 2020, the Distributor received approximately less than $1 thousand from commissions earned on sales of Class A shares of the Fund.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended November 30, 2020, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least September 30, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of November 30, 2020, the expense limits (excluding voluntary waivers) are 1.27%, 1.00% and 1.34% for Fund Shares, Institutional Shares and Class A shares, respectively.

Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.

As of November 30, 2020, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at November 30, 2020.

Expires May 31, 2023	Expires May 31, 2024	Total
$12	$11	$23

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended November 30, 2020.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Sub-Administrator, Sub-Fund Accountant, and Legal.

6. Risks:

The Fund may be subject to other risks in addition to these identified risks.

18

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

Geopolitical/Natural Disaster Risk — Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. Likewise, systemic market dislocations of the kind that occurred during the financial crisis that began in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund's investments. Some countries, including the United States, are adopting more protectionist trade policies and moving away from the tighter financial industry regulations that followed the 2008 financial crisis, which may also affect the value of a Fund's investments.

Political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of a Fund's investments, increase uncertainty in or impair the operation of the U.S. or other securities markets and degrade investor and consumer confidence, perhaps suddenly and to a significant degree.

An outbreak of disease called COVID-19 has spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and consumer activity, significant challenges in healthcare service preparation and delivery, quarantines and general concern and uncertainty. These negative impacts have caused significant volatility and declines in global financial markets, which have caused losses for Fund investors during and subsequent to period end. The impact of the COVID-19 pandemic last for an extended period of time, and could result in a substantial economic downturn or recession. Public health crises may exacerbate other pre-existing political, social, economic, market and financial risks. The extent of the impact to the financial performance of the Funds' investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Stock Market Risk — Overall stock market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.

Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.

Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

7. Borrowing and Interfund Lending:

Line of Credit:

For the six months ended November 30, 2020, the Victory Funds Complex participated in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2020 with a termination date of June 28, 2021. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed

19

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. For the six months ended November 30, 2020, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Effective June 29, 2020, under an amended Line of Credit agreement, Citibank will also receive an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex will pay a pro-rata portion of the upfront fee. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended November 30, 2020.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Fund, that is permitted to participate in the Facility, in the Victory Funds Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period is reflected on the Statement of Operations under Income on Interfund lending.

The average borrowing or lending for the days outstanding and average interest rate for the Fund during the six months ended November 30, 2020 were as follows (amounts in thousands):

Borrower or Lender	Amount Outstanding at November 30, 2020	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
Borrower	$—	$4,767	2	0.61%	$4,767

*  For the six months ended November 30, 2020, based on the number of days borrowings were outstanding.

8. Federal Income Tax Information:

The Fund intends to declare and distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending May 31, 2021.

20

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

At May 31, 2020, the Fund had net capital loss carryforwards as shown in the table below (amounts in thousands).

Short-Term Amount	Long-Term Amount	Total
$14,061	$795,840	$809,901

21

USAA Mutual Funds Trust	Supplemental Information November 30, 2020

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2020 through November 30, 2020.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/1/20	Actual Ending Account Value 11/30/20	Hypothetical Ending Account Value 11/30/20	Actual Expenses Paid During Period 6/1/20- 11/30/20*	Hypothetical Expenses Paid During Period 6/1/20- 11/30/20*	Annualized Expense Ratio During Period 6/1/20- 11/30/20
Fund Shares	$1,000.00	$1,028.40	$1,019.50	$5.64	$5.62	1.11%
Institutional Shares	1,000.00	1,029.40	1,020.10	5.04	5.01	0.99%
Class A shares	1,000.00	1,027.70	1,018.45	6.71	6.68	1.32%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

22

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

23408-0121

NOVEMBER 30, 2020

Semi Annual Report

USAA Treasury Money Market Trust®

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports may no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396 or by submitting your request via email to TA.Processing@FISGlobal.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396 or by submitting your request via email to TA.Processing@FISGlobal.com.

Your election to receive reports in paper will apply to all funds held with the USAA Mutual Funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member of FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logo are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	3
Financial Statements
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	8
Notes to Financial Statements	10
Supplemental Information	17
Proxy Voting and Portfolio Holdings Information	17
Expense Example	17
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

USAA Mutual Funds Trust

1

USAA Mutual Funds Trust USAA Treasury Money Market Trust	November 30, 2020

  (Unaudited)

Investment Objective & Portfolio Holdings:

The Fund's investment objective is to seek to provide investors maximum current income while maintaining the highest degree of safety and liquidity.

Portfolio Mix*:

November 30, 2020

(% of Net Assets)

* Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Treasury Money Market Trust	Schedule of Portfolio Investments November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
U.S. Treasury Obligations (75.7%)
U.S. Treasury Bills
0.10%, 12/10/20 (a)	$25,000	$25,000
0.10%, 12/17/20 (a)	25,000	24,999
0.10%, 12/22/20 (a)	25,000	24,998
0.09%, 1/5/21 (a)	25,000	24,998
0.11%, 1/12/21 (a)	25,000	24,997
0.11%, 1/19/21 (a)	25,000	24,996
0.10%, 1/26/21 (a)	25,000	24,996
2/2/21 (a) (b)	25,000	24,996
2/4/21 (a) (b)	25,000	24,996
0.12%, 2/11/21 (a)	25,000	24,994
0.10%, 2/16/21 (a)	25,000	24,995
2/23/21 (a) (b)	25,000	24,994
2/25/21 (a) (b)	25,000	24,994
0.11%, 3/2/21 (a)	25,000	24,993
3/9/21 (a) (b)	25,000	24,994
0.11%, 4/8/21 (a)	25,000	24,990
Total U.S. Treasury Obligations (Cost $399,930)		399,930
Repurchase Agreements (24.1%)
Fixed Income Clearing Corporation-State Street Bank & Trust Co., 0.08%, purchased on 11/30/20 with a maturity date of 12/1/20, with a value of $127,000,282 (collateralized by U.S. Treasury Bonds, 2.25%-3.38%, 2/15/50, with a value of $129,540,062)	127,000	127,000
Total Repurchase Agreements (Cost $127,000)		127,000
Total Investments (Cost $526,930) — 99.8%		526,930
Other assets in excess of liabilities — 0.2%		948
NET ASSETS — 100.00%		$527,878

(a)  Rate represents the effective yield at November 30, 2020.

(b)  Zero-coupon bond.

See notes to financial statements.

3

USAA Mutual Funds Trust	Statement of Assets and Liabilities November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

	USAA Treasury Money Market Trust
Assets:
Investments, at value (Cost $399,930)	$399,930
Repurchase agreements, at value (Cost $127,000)	127,000
Cash and cash equivalents	1,382
Receivables:
Interest	—	(a)
Capital shares issued	81
From Adviser	254
Prepaid expenses	31
Total assets	528,678
Liabilities:
Payables:
Distributions	—	(a)
Capital shares redeemed	641
Accrued expenses and other payables:
Investment advisory fees	54
Administration fees	43
Transfer agent fees	45
Other accrued expenses	17
Total liabilities	800
Net Assets:
Capital	527,878
Net assets	$527,878
Shares (unlimited number of shares authorized with no par value):	527,878
Net asset value, offering and redemption price per share: (b)	$1.00

(a)  Rounds to less than $1 thousand.

(b)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

4

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended November 30, 2020

(Amounts in Thousands)  (Unaudited)

	USAA Treasury Money Market Trust
Investment Income:
Interest	$664
Total income	664
Expenses:
Investment advisory fees	332
Administration fees	266
Sub-Administration fees	7
Custodian fees	11
Transfer agent fees	266
Trustees' fees	27
Compliance fees	3
Legal and audit fees	35
State registration and filing fees	26
Other expenses	41
Total expenses	1,014
Expenses waived/reimbursed by Adviser	(497)
Net expenses	517
Net Investment Income	147
Net realized gains from investments	—	(a)
Change in net assets resulting from operations	$147

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

5

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Treasury Money Market Trust
	Six Months Ended November 30, 2020 (unaudited)	Year Ended May 31, 2020
From Investments:
Operations:
Net investment income	$147	$65,177
Net realized gains from investments	— (a)	—
Change in net assets resulting from operations	147	65,177
Change in net assets resulting from distributions to shareholders	(147)	(65,177)
Change in net assets resulting from capital transactions	(16,035)	(4,315,085)
Change in net assets	(16,035)	(4,315,085)
Net Assets:
Beginning of period	543,913	4,858,998
End of period	$527,878	$543,913
Capital Transactions:
Proceeds from shares issued	$103,576	$15,634,427
Distributions reinvested	146	65,132
Cost of shares redeemed	(119,757)	(20,014,644)
Change in net assets resulting from capital transactions	$(16,035)	$(4,315,085)
Share Transactions:
Issued	103,576	15,634,427
Reinvested	146	65,132
Redeemed	(119,757)	(20,014,644)
Change in Shares	(16,035)	(4,315,085)

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

6

This page is intentionally left blank.

7

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities						Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized Gains on Investments		Total from Investment Activities		Net Investment Income		Total Distributions
USAA Treasury Money Market Trust
Six Months Ended November 30, 2020 (unaudited)	$1.00	—	(c)(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended May 31, 2020	$1.00	0.01	(c)	—		0.01		(0.01)		(0.01)
Year Ended May 31, 2019	$1.00	0.02		—		0.02		(0.02)		(0.02)
Year Ended May 31, 2018	$1.00	0.01		—		0.01		(0.01)		(0.01)
Year Ended May 31, 2017	$1.00	—	(d)	—		—	(d)	—	(d)	—	(d)
Year Ended May 31, 2016	$1.00	—	(d)	—		—	(d)	—	(d)	—	(d)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two year period beginning July 1, 2019 and in effect through September 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 3 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Per share net investment income (loss) has been calculated using the average daily shares method.

(d)  Amount is less than $0.005 per share.

(e)  Prior to August 1, 2017, USAA Asset Management Company ("AMCO") (previous Adviser) voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield.

(f)  Amount is less than 0.005%.

See notes to financial statements.

8

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, End of Period	Total Return*(a)		Net Expenses^(b)		Net Investment Income (b)	Gross Expenses(b)	Net Assets, End of Period (000's)
USAA Treasury Money Market Trust
Six Months Ended November 30, 2020 (unaudited)	$1.00	0.03%		0.19%		0.06%	0.38%	$527,878
Year Ended May 31, 2020	$1.00	1.23%		0.33%		1.21%	0.34%	$543,913
Year Ended May 31, 2019	$1.00	1.88%		0.35%		1.88%	0.35%	$4,858,998
Year Ended May 31, 2018	$1.00	0.89	%(e)	0.35	%(e)	0.91%	0.35%	$3,732,359
Year Ended May 31, 2017	$1.00	0.08%		0.35%		0.12%	0.39%	$2,626,050
Year Ended May 31, 2016	$1.00	—	(f)	0.17%		— (f)	0.49%	$188,863

See notes to financial statements.

9

USAA Mutual Funds Trust	Notes to Financial Statements November 30, 2020

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Treasury Money Market Trust (the "Fund"). The Fund is classified as diversified under the 1940 Act.

The Fund operates as a government money market fund in compliance with the requirements of Rule 2a-7 under the 1940 Act; and as a government money market fund, shares of the Fund are available for sale only to accounts that are beneficially owned by natural persons.

The Fund has adopted policies and procedures permitting the Board of Trustees of the Fund to impose a liquidity fee or to temporarily suspend redemptions from the Fund (a "redemption gate") if the Fund's weekly liquid assets fall below specific thresholds, such as during times of market stress. The imposition of a liquidity fee would reduce the amount you would receive upon redemption of your shares of the Fund. The imposition of a redemption gate would temporarily delay your ability to redeem your investments in the Fund.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

10

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Repurchase agreements are valued at cost.

All securities held in the Fund are short-term debt securities, which are valued pursuant to Rule 2a-7 under the 1940 Act. This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith, at fair value, using methods determined by the Committee, under procedures to stabilize net assets and valuation procedures approved by the Board.

Repurchase Agreements:

The Fund may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is equal to at least 102% of principal including accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the Fund through a single payment in the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

Investments in repurchase agreements as presented on the Portfolio of Investments are not net settlement amounts but gross. At November 30, 2020, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details on the collateral are included on the Schedule of Portfolio Investments.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of May 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

11

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Fees Paid Indirectly:

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.

3. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC. The Fund's Investment Adviser fee is accrued daily and paid monthly at an annualized rate of 0.125% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended November 30, 2020, are reflected on the Statement of Operations as Investment Advisory fees.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Administration, Servicing and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.10% of average daily net assets of the Fund. Amounts incurred for the six months ended November 30, 2020, are reflected on the Statement of Operations as Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended November 30, 2020, are reflected on the Statement of Operations as Compliance fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the six months ended November 30, 2020, are reflected on the Statement of Operations as Sub-Administration fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA") provides transfer agency services to the Fund. VCTA, an affiliate of the Adviser, provides transfer agent services to the Fund. Transfer agent's fees for the Fund are paid monthly based on a fee accrued daily at an annualized rate of 0.10%, of average daily net assets, plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Amounts incurred and paid to VCTA for the six months ended November 30, 2020, are reflected on the Statement of Operations as Transfer Agent fees.

12

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust. Effective June 30, 2020, the Distributor's name was changed from Victory Capital Advisers, Inc. The Distributor received no fees or other compensation for such distribution services.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended November 30, 2020, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least September 30, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limit for the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of November 30, 2020, the expense limit (excluding voluntary waivers) is 0.35%.

Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.

As of November 30, 2020, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at November 30, 2020.

Expires May 31, 2024	Total
$105	$105

Amendment #1 to the expense limitation agreement was effective March 23, 2020. Under this amendment, the Adviser agreed to further reimburse fees in excess of the Fund's expense limit agreement of 0.35% dated July 1, 2019. These voluntary reductions, to the extent necessary, are to maintain a certain minimum net yield of the Fund. Under this agreement to reimburse additional fees, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, to the extent any repayments would not cause the Fund's net yield to fall below the Fund's minimum yield at the time of: (a) the original waiver or expense reimbursement; or (b) the expense limit in effect at the time of the extra waiver. As of November 30, 2020, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at November 30, 2020.

Expires May 31, 2023	Expires May 31, 2024	Total
$745	$392	$1,137

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Sub-Administrator, Sub-Fund Accountant, and Legal.

13

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

4. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Geopolitical/Natural Disaster Risk — Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. Likewise, systemic market dislocations of the kind that occurred during the financial crisis that began in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund's investments. Some countries, including the United States, are adopting more protectionist trade policies and moving away from the tighter financial industry regulations that followed the 2008 financial crisis, which may also affect the value of a Fund's investments.

Political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of a Fund's investments, increase uncertainty in or impair the operation of the U.S. or other securities markets and degrade investor and consumer confidence, perhaps suddenly and to a significant degree.

An outbreak of disease called COVID-19 has spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and consumer activity, significant challenges in healthcare service preparation and delivery, quarantines and general concern and uncertainty. These negative impacts have caused significant volatility and declines in global financial markets, which have caused losses for Fund investors during and subsequent to period end. The impact of the COVID-19 pandemic last for an extended period of time, and could result in a substantial economic downturn or recession. Public health crises may exacerbate other pre-existing political, social, economic, market and financial risks. The extent of the impact to the financial performance of the Funds' investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Stable Net Asset Value Risk — You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Interest Rate Risk — When interest rates rise, debt security prices generally fall. The opposite also generally is true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of debt securities. The Fund's yield will vary. A sharp and unexpected rise in interest rates could cause the Fund's share price to drop below a dollar. A low interest rate environment may prevent the Fund from providing a positive yield and could also impair the Fund's ability to maintain a stable NAV.

Large Shareholders Risk — The actions by one shareholder or multiple shareholders may have an impact on the Fund and, therefore, indirectly on other shareholders. Shareholder purchase and redemption activity may affect the per share amount of the Fund's distributions of its net investment income and net realized capital gains, if any, thereby affecting the tax burden on the Fund's shareholders subject to federal income tax. To the extent a larger shareholder (including, for example, an Affiliated

14

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

Fund that operates as a fund-of-funds or 529 college savings plan) is permitted to invest in the Fund, the Fund may experience large inflows or outflows of cash from time to time. This activity could magnify these adverse effects on the Fund.

LIBOR Discontinuation Risk — Many debt securities, derivatives and other financial instruments, including some of the Fund's investments, use the London Interbank Offered Rate ("LIBOR") as the reference or benchmark rate for variable interest rate calculations. However, the use of LIBOR started to come under pressure following manipulation allegations in 2012. Despite increased regulation and other corrective actions since that time, concerns have arisen regarding its viability as a benchmark, due largely to reduced activity in the financial markets that it measures. In June 2017, the Alternative Reference Rates Committee, a group of large U.S. banks working with the Federal Reserve, announced its selection of a new Secured Overnight Funding Rate ("SOFR"), which is intended to be a broad measure of secured overnight U.S. Treasury repo rates, as an appropriate replacement for LIBOR. The Federal Reserve Bank of New York began publishing the SOFR in 2018, expecting that it could be used on a voluntary basis in new instruments and transactions. Bank working groups and regulators in other countries have suggested other alternatives for their markets, including the Sterling Overnight Interbank Average Rate ("SONIA") in England. In July 2017, the Financial Conduct Authority (the "FCA"), the United Kingdom financial regulatory body, announced that after 2021 it will cease its active encouragement of UK banks to provide the quotations needed to sustain LIBOR. That announcement suggests that LIBOR may cease to be published after that time. For U.S. dollar LIBOR, however, the relevant date may be deferred to June 30, 2023 for the most common tenors (overnight and one, three, six and 12 months). As to those tenors, the LIBOR administrator has published a consultation regarding its intention to cease publication of U.S. dollar LIBOR as of June 30, 2023 (instead of December 31, 2021, as previously expected), apparently based on continued rate submissions from banks. It is expected that there will be enough for market participants to transition to the use of a different benchmark for both new and existing securities and transactions. Various financial industry groups have begun planning for that transition, but there are obstacles to converting certain longer-term securities and transactions to a new benchmark. Transition planning is at an early stage, and neither the effect of the transition process nor its ultimate success can yet be known. Although the foregoing may provide some sense of timing, there is no assurance that LIBOR, or any particular currency and tenor, will continue to be published until any particular date, and it appears highly likely that LIBOR will be discontinued or modified after December 31, 2021 or June 30, 2023, depending on the currency and tenor. The transition process might lead to increased volatility and illiquidity in markets that currently rely on the LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based instruments. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur before the end of 2021.

5. Borrowing and Interfund Lending:

Line of Credit:

For the six months ended November 30, 2020, the Victory Funds Complex participated in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2020 with a termination date of June 28, 2021. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. For the six months ended November 30, 2020, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Effective June 29, 2020, under an amended Line of Credit agreement, Citibank will also receive an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex will pay a pro-rata portion of the upfront fee.

15

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended November 30, 2020.

6. Federal Income Tax Information:

The Fund intends to declare daily and distribute any net investment income monthly. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending May 31, 2021.

At May 31, 2020, the Fund had no capital loss carryforwards, for federal income tax purposes.

16

USAA Mutual Funds Trust	Supplemental Information November 30, 2020

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

Form N-MFP is available on the SEC's website at www.sec.gov.

Expense Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2020 through November 30, 2020.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

Beginning Account Value 6/1/20	Actual Ending Account Value 11/30/20	Hypothetical Ending Account Value 11/30/20	Actual Expenses Paid During Period 6/1/20- 11/30/20*	Hypothetical Expenses Paid During Period 6/1/20- 11/30/20*	Annualized Expense Ratio During Period 6/1/20- 11/30/20
$1,000.00	$1,000.30	$1,024.12	$0.95	$0.96	0.19%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

17

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

23416-0121

NOVEMBER 30, 2020

Semi Annual Report

USAA Sustainable World Fund
(Formerly USAA World Growth Fund)

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports may no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396 or by submitting your request via email to TA.Processing@FISGlobal.com.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by notifying your financial intermediary directly, or if you are a shareholder who has an account directly with the Fund, by calling (800) 235-8396 or by submitting your request via email to TA.Processing@FISGlobal.com.

Your election to receive reports in paper will apply to all funds held with the USAA Mutual Funds or your financial intermediary.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member of FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logo are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

USAA Mutual Funds Trust

Investment Objective & Portfolio Holdings	2
Schedule of Portfolio Investments	4
Financial Statements
Statement of Assets and Liabilities	20
Statement of Operations	21
Statements of Changes in Net Assets	22
Financial Highlights	24
Notes to Financial Statements	28
Supplemental Information	38
Proxy Voting and Portfolio Holdings Information	38
Expense Examples	38
Privacy Policy (inside back cover)

This report is for the information of the shareholders and others who have received a copy of the currently effective prospectus of the Fund, managed by Victory Capital Management Inc. It may be used as sales literature only when preceded or accompanied by a current prospectus, which provides further details about the Fund.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call (800) 235-8396, and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

1

USAA Mutual Funds Trust USAA Sustainable World Fund	November 30, 2020

  (Unaudited)

Investment Objective & Portfolio Holdings:

The Fund's investment objective is to seek capital appreciation.

Top 10 Sectors:

November 30, 2020

(% of Net Assets)

Information Technology	18.1%
Health Care	13.8%
Financials	13.1%
Industrials	12.6%
Consumer Discretionary	10.3%
Communication Services	9.8%
Consumer Staples	9.5%
Materials	4.6%
Energy	4.0%
Utilities	1.8%

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

USAA Mutual Funds Trust USAA Sustainable World Fund (continued)	November 30, 2020

  (Unaudited)

Country Allocation:

November 30, 2020

(% of Net Assets)

* Includes countries with less than 3.0% of portfolio and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

3

USAA Mutual Funds Trust USAA Sustainable World Fund	Schedule of Portfolio Investments November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.6%)
Australia (1.4%):
Consumer Discretionary (0.0%): (a)
Aristocrat Leisure Ltd.	11,021	$260
Energy (0.0%): (a)
Beach Energy Ltd.	390,955	499
Financials (0.4%):
Australia & New Zealand Banking Group Ltd.	26,033	431
Macquarie Group Ltd.	51,640	5,250
		5,681
Health Care (0.8%):
CSL Ltd.	50,170	10,984
Sonic Healthcare Ltd.	11,354	275
		11,259
Materials (0.1%):
Rio Tinto Ltd.	13,997	1,044
Real Estate (0.1%):
Charter Hall Group	29,421	295
Stockland	83,149	276
		571
		19,314
Austria (0.1%):
Financials (0.1%):
Erste Group Bank AG (b)	19,538	561
Raiffeisen Bank International AG (b)	6,926	132
		693
Belgium (0.7%):
Consumer Staples (0.0%): (a)
Anheuser-Busch InBev SA/NV	3,315	221
Financials (0.0%): (a)
KBC Group NV (b)	3,764	262
Health Care (0.1%):
UCB SA	3,903	418
Information Technology (0.6%):
Melexis NV	84,106	8,067
		8,968
Bermuda (0.9%):
Financials (0.1%):
Everest Re Group Ltd.	1,500	341
RenaissanceRe Holdings Ltd.	6,200	1,021
		1,362

See notes to financial statements.

4

USAA Mutual Funds Trust USAA Sustainable World Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Industrials (0.8%):
Triton International Ltd.	246,205	$11,143
		12,505
Brazil (0.4%):
Financials (0.4%):
Itau Unibanco Holding SA Preference Shares	1,024,900	5,465
Canada (1.9%):
Consumer Discretionary (0.0%): (a)
Magna International, Inc.	11,300	694
Energy (0.5%):
Parex Resources, Inc. (b)	461,918	6,332
Industrials (1.0%):
Canadian National Railway Co.	39,326	4,210
Canadian Pacific Railway Ltd.	29,450	9,516
		13,726
Information Technology (0.0%): (a)
Shopify, Inc. Class A (b)	590	643
Materials (0.4%):
Kirkland Lake Gold Ltd.	129,395	5,302
		26,697
China (3.5%):
Communication Services (1.4%):
Tencent Holdings Ltd.	272,500	19,865
Consumer Discretionary (0.6%):
Alibaba Group Holding Ltd., ADR (b)	2,596	683
China Meidong Auto Holdings Ltd.	1,810,000	7,857
		8,540
Consumer Staples (0.7%):
Foshan Haitan Flavouring & Food Co. Ltd. Class A	383,260	9,265
Financials (0.8%):
Industrial & Commercial Bank of China Ltd. Class H	16,768,000	10,593
		48,263
Denmark (0.8%):
Consumer Staples (0.7%):
Carlsberg A/S Class B	10,798	1,609
Royal Unibrew A/S	70,046	7,313
		8,922
Health Care (0.0%): (a)
Genmab A/S (b)	591	227
GN Store Nord A/S	3,659	298
		525
See notes to financial statements.

5

USAA Mutual Funds Trust USAA Sustainable World Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Industrials (0.0%): (a)
AP Moller — Maersk A/S Class B	214	$436
Utilities (0.1%):
Orsted A/S (c)	3,221	580
		10,463
Finland (0.0%): (a)
Industrials (0.0%):
Metso Outotec Oyj	42,446	380
France (5.5%):
Communication Services (0.0%): (a)
Publicis Groupe SA	5,101	230
Vivendi SA	11,000	330
		560
Consumer Discretionary (1.6%):
Faurecia SE (b)	176,110	8,723
Hermes International	583	567
Kering SA	314	226
LVMH Moet Hennessy Louis Vuitton SE	21,989	12,629
		22,145
Consumer Staples (0.5%):
Danone SA	63,126	4,070
Pernod Ricard SA	17,246	3,295
		7,365
Energy (0.9%):
Gaztransport Et Technigaz SA	67,244	6,645
TOTAL SE	135,098	5,734
		12,379
Financials (0.6%):
Amundi SA (c)	2,785	222
AXA SA	16,087	376
BNP Paribas SA (b)	146,212	7,441
		8,039
Health Care (0.1%):
EssilorLuxottica SA (b)	5,240	757
Sanofi	4,219	425
Sartorius Stedim Biotech	800	289
		1,471
Industrials (0.7%):
Alstom SA (b)	4,120	222
Cie de Saint-Gobain (b)	8,476	402
Legrand SA	27,587	2,336
Schneider Electric SE	45,363	6,319
Teleperformance	1,104	367
		9,646

See notes to financial statements.

6

USAA Mutual Funds Trust USAA Sustainable World Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Information Technology (0.1%):
Capgemini SE	2,692	$375
Worldline SA (b) (c)	3,556	329
		704
Materials (1.0%):
Air Liquide SA	13,051	2,132
Arkema SA	98,973	11,525
		13,657
Utilities (0.0%): (a)
Rubis SCA	3,533	150
		76,116
Germany (1.1%):
Communication Services (0.1%):
Deutsche Telekom AG	33,034	596
Consumer Discretionary (0.1%):
HelloFresh SE (b)	4,975	294
Volkswagen AG Preference Shares	4,105	689
		983
Financials (0.2%):
Allianz SE	2,459	576
Deutsche Boerse AG	6,876	1,145
Hannover Rueck SE	1,260	211
Muenchener Rueckversicherungs-Gesellschaft AG Class R	744	206
		2,138
Health Care (0.4%):
Bayer AG Registered Shares	44,676	2,574
Fresenius Medical Care AG & Co. KGaA	2,811	237
Merck KGaA	16,688	2,664
		5,475
Industrials (0.2%):
Brenntag AG	14,253	1,091
Deutsche Post AG Registered Shares	11,310	546
MTU Aero Engines AG	4,826	1,136
Siemens AG Registered Shares	2,443	326
		3,099
Information Technology (0.0%): (a)
SAP SE	2,178	263
TeamViewer AG (b) (c)	5,509	262
		525
Materials (0.0%): (a)
HeidelbergCement AG	2,713	192

See notes to financial statements.

7

USAA Mutual Funds Trust USAA Sustainable World Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Real Estate (0.1%):
alstria office REIT-AG	10,611	$171
Deutsche Wohnen SE	16,027	804
LEG Immobilien AG	2,197	312
		1,287
Utilities (0.0%): (a)
E.ON SE	40,442	438
		14,733
Hong Kong (0.6%):
Consumer Staples (0.0%): (a)
WH Group Ltd. (c)	370,000	301
Energy (0.6%):
CNOOC Ltd.	7,547,792	7,511
Financials (0.0%): (a)
BOC Hong Kong Holdings Ltd.	78,500	256
Real Estate (0.0%): (a)
CK Asset Holdings Ltd.	35,500	194
New World Development Co. Ltd.	43,000	218
		412
		8,480
India (0.5%):
Consumer Staples (0.5%):
Nestle India Ltd.	30,307	7,294
Indonesia (1.0%):
Communication Services (1.0%):
PT Telkom Indonesia Persero Tbk	59,732,300	13,681
Ireland (1.9%):
Health Care (0.0%): (a)
ICON PLC (b)	2,742	534
Industrials (1.5%):
DCC PLC	2,961	223
Eaton Corp. PLC	158,643	19,213
Johnson Controls International PLC	13,300	613
Trane Technologies PLC	4,994	730
		20,779
Information Technology (0.4%):
Accenture PLC Class A	22,636	5,638
		26,951
Israel (0.2%):
Information Technology (0.2%):
Check Point Software Technologies Ltd. (b)	20,289	2,388

See notes to financial statements.

8

USAA Mutual Funds Trust USAA Sustainable World Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Italy (2.3%):
Energy (0.5%):
Snam SpA	1,088,187	$6,146
Financials (0.3%):
Banca Generali SpA (b)	139,313	4,644
Health Care (0.8%):
Recordati SpA	204,304	10,926
Industrials (0.0%): (a)
Leonardo SpA	29,723	216
Utilities (0.7%):
ACEA SpA	14,068	298
Enel SpA	944,828	9,478
		9,776
		31,708
Japan (7.4%):
Communication Services (1.1%):
Capcom Co. Ltd.	91,600	5,180
Kakaku.com, Inc.	264,000	7,387
KDDI Corp.	15,500	441
Nexon Co. Ltd.	12,200	368
Nintendo Co. Ltd.	900	511
Nippon Telegraph & Telephone Corp.	21,500	509
		14,396
Consumer Discretionary (1.1%):
Hikari Tsushin, Inc.	21,100	5,065
Nitori Holdings Co. Ltd.	1,000	213
Sony Corp.	17,700	1,650
Toyo Tire Corp.	15,000	236
Toyota Motor Corp.	125,900	8,499
		15,663
Consumer Staples (0.9%):
Kobe Bussan Co. Ltd.	158,200	5,543
Seven & i Holdings Co. Ltd.	6,500	205
Toyo Suisan Kaisha Ltd.	133,200	6,553
		12,301
Financials (0.8%):
JAFCO Group Co. Ltd.	101,700	4,353
Mitsubishi UFJ Financial Group, Inc.	1,276,500	5,448
Mizuho Financial Group, Inc.	18,800	238
Nomura Holdings, Inc.	45,700	229
ORIX Corp.	37,000	548
Shinsei Bank Ltd.	13,700	162
Sumitomo Mitsui Financial Group, Inc.	7,100	204
Sumitomo Mitsui Trust Holdings, Inc.	5,300	154
		11,336

See notes to financial statements.

9

USAA Mutual Funds Trust USAA Sustainable World Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Health Care (1.5%):
As One Corp.	43,700	$6,710
Astellas Pharma, Inc.	25,900	369
Hoya Corp.	91,200	12,131
Olympus Corp.	67,300	1,453
Ono Pharmaceutical Co. Ltd.	11,600	367
Shionogi & Co. Ltd.	4,700	252
		21,282
Industrials (1.3%):
ITOCHU Corp.	31,200	824
Kubota Corp.	149,200	2,947
Mitsubishi Electric Corp.	19,900	292
Mitsui & Co. Ltd.	20,200	343
Nippon Yusen	202,300	4,395
Obayashi Corp.	25,100	221
OKUMA Corp.	131,700	7,570
Secom Co. Ltd.	3,300	329
Taisei Corp.	5,500	194
Yamato Holdings Co. Ltd.	8,200	207
		17,322
Information Technology (0.6%):
Anritsu Corp.	11,300	258
Fujitsu Ltd.	3,200	443
Hitachi Ltd.	8,000	304
Murata Manufacturing Co. Ltd.	6,700	584
Obic Co. Ltd.	1,700	382
Tokyo Electron Ltd.	1,200	408
Ulvac, Inc.	145,800	5,887
		8,266
Materials (0.1%):
Rengo Co. Ltd.	27,200	206
Shin-Etsu Chemical Co. Ltd.	1,900	312
Tosoh Corp.	14,700	230
		748
Real Estate (0.0%): (a)
Daiwa House Industry Co. Ltd.	8,300	254
Open House Co. Ltd.	6,100	241
		495
Utilities (0.0%): (a)
The Kansai Electric Power Co., Inc.	21,200	194
		102,003
Jersey (0.0%): (a)
Consumer Discretionary (0.0%):
boohoo Group PLC (b)	40,538	170

See notes to financial statements.

10

USAA Mutual Funds Trust USAA Sustainable World Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Korea, Republic Of (1.5%):
Information Technology (1.5%):
Samsung Electronics Co. Ltd.	350,538	$21,135
		21,135
Mexico (0.5%):
Financials (0.0%): (a)
Grupo Financiero Banorte SAB de CV Class O (b)	86,016	431
Industrials (0.5%):
Promotora y Operadora de Infraestructura SAB de CV	840,350	6,710
		7,141
Netherlands (1.4%):
Consumer Discretionary (0.1%):
Fiat Chrysler Automobiles NV (b)	29,401	460
Prosus NV	5,208	564
		1,024
Consumer Staples (0.3%):
Heineken NV	34,703	3,658
Koninklijke Ahold Delhaize NV	21,004	601
		4,259
Financials (0.0%): (a)
Euronext NV (c)	2,422	258
ING Groep NV (b)	21,435	208
NN Group NV	7,488	303
		769
Health Care (0.0%): (a)
QIAGEN NV (b)	4,219	203
Industrials (0.7%):
Wolters Kluwer NV	118,459	9,916
Information Technology (0.1%):
ASML Holding NV	634	275
STMicroelectronics NV	14,210	560
		835
Materials (0.2%):
Akzo Nobel NV	27,946	2,959
		19,965
New Zealand (0.7%):
Health Care (0.7%):
Fisher & Paykel Healthcare Corp. Ltd.	379,981	9,566

See notes to financial statements.

11

USAA Mutual Funds Trust USAA Sustainable World Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Norway (0.8%):
Energy (0.4%):
Aker BP ASA	239,295	$5,376
Financials (0.4%):
SpareBank 1 SMN	513,424	5,499
		10,875
Portugal (0.0%): (a)
Communication Services (0.0%):
NOS SGPS SA	31,637	121
Energy (0.0%):
Galp Energia SGPS SA	23,428	251
		372
Singapore (0.7%):
Consumer Discretionary (0.0%): (a)
Genting Singapore Ltd.	377,600	231
Consumer Staples (0.0%): (a)
Wilmar International Ltd.	71,100	221
Financials (0.7%):
DBS Group Holdings Ltd.	17,500	327
Singapore Exchange Ltd.	1,289,400	8,504
		8,831
		9,283
Spain (0.2%):
Consumer Discretionary (0.0%): (a)
Industria de Diseno Textil SA	7,037	233
Industrials (0.2%):
ACS Actividades de Construccion y Servicios SA	14,029	443
Aena SME SA (b) (c)	12,829	2,090
		2,533
Utilities (0.0%): (a)
EDP Renovaveis SA	17,307	367
		3,133
Sweden (1.0%):
Consumer Staples (0.4%):
Essity AB Class B	128,534	4,086
Swedish Match AB	6,692	542
		4,628
Financials (0.0%): (a)
Skandinaviska Enskilda Banken AB Class A (b)	27,812	294

See notes to financial statements.

12

USAA Mutual Funds Trust USAA Sustainable World Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Industrials (0.6%):
Atlas Copco AB Class B	166,374	$7,371
Sandvik AB (b)	12,424	280
SKF AB B Shares	12,310	304
Volvo AB Class B	16,262	371
		8,326
Information Technology (0.0%): (a)
Telefonaktiebolaget LM Ericsson Class B	26,734	328
Materials (0.0%): (a)
Boliden AB	10,617	367
Real Estate (0.0%): (a)
Fastighets AB Balder B Shares (b)	4,168	208
		14,151
Switzerland (3.7%):
Consumer Discretionary (0.2%):
Cie Financiere Richemont SA Registered Shares	27,374	2,287
Consumer Staples (0.5%):
Coca-Cola HBC AG	6,553	187
Nestle SA Registered Shares	60,327	6,759
		6,946
Financials (0.7%):
Chubb Ltd.	3,800	562
Julius Baer Group Ltd.	22,865	1,318
Partners Group Holding AG	5,109	5,510
Swiss Life Holding AG	1,716	766
UBS Group AG Registered Shares	128,842	1,828
		9,984
Health Care (1.6%):
Lonza Group AG Registered Shares	633	398
Novartis AG Registered Shares	10,841	982
Roche Holding AG	63,435	20,841
Sonova Holding AG (b)	2,249	559
		22,780
Industrials (0.6%):
Adecco Group AG	143,628	8,685
Information Technology (0.1%):
Logitech International SA Class R	7,202	642
Materials (0.0%): (a)
LafargeHolcim Ltd.	5,896	310
		51,634

See notes to financial statements.

13

USAA Mutual Funds Trust USAA Sustainable World Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Thailand (0.0%): (a)
Financials (0.0%):
Kasikornbank PCL	58,900	$215
United Kingdom (6.3%):
Communication Services (0.7%):
ITV PLC	6,307,971	7,848
WPP PLC	138,739	1,337
		9,185
Consumer Discretionary (0.7%):
Aptiv PLC	9,451	1,122
Barratt Developments PLC (b)	37,291	306
Burberry Group PLC	52,332	1,199
Compass Group PLC	79,009	1,390
Next PLC	60,402	5,217
Whitbread PLC (b)	26,534	1,063
		10,297
Consumer Staples (1.1%):
British American Tobacco PLC	11,009	388
Diageo PLC	122,069	4,698
Imperial Brands PLC	273,690	4,940
Reckitt Benckiser Group PLC	39,342	3,433
Tate & Lyle PLC	31,598	267
Tesco PLC	187,544	564
Unilever PLC	5,169	314
		14,604
Energy (0.0%): (a)
BP PLC	134,579	437
Cairn Energy PLC (b)	114,600	243
		680
Financials (1.0%):
3i Group PLC	36,198	512
Aon PLC Class A	11,403	2,336
Barclays PLC	150,071	266
Close Brothers Group PLC	525,525	9,042
Legal & General Group PLC	85,714	283
Standard Chartered PLC	42,333	251
Willis Towers Watson PLC	4,139	862
		13,552
Health Care (0.1%):
AstraZeneca PLC	4,270	447
Hikma Pharmaceuticals PLC	12,476	431
		878
Industrials (0.2%):
Ashtead Group PLC	10,771	455
BAE Systems PLC	68,419	456

See notes to financial statements.

14

USAA Mutual Funds Trust USAA Sustainable World Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Rolls-Royce Holdings PLC (b)	905,387	$1,255
Sensata Technologies Holding PLC	9,900	483
		2,649
Materials (2.5%):
Anglo American PLC	26,474	771
Croda International PLC	88,019	6,929
Evraz PLC	1,423,265	7,151
Linde PLC	4,026	1,032
Linde PLC	15,215	3,880
Rio Tinto PLC	237,542	15,504
		35,267
		87,112
United States (51.6%):
Communication Services (5.6%):
Activision Blizzard, Inc.	10,055	799
Alphabet, Inc. Class C (b)	12,676	22,319
Alphabet, Inc. Class A (b)	500	877
Comcast Corp. Class A	147,338	7,402
Facebook, Inc. Class A (b)	94,839	26,268
Liberty Broadband Corp. Class C (b)	7,552	1,188
Omnicom Group, Inc.	10,929	689
The Walt Disney Co.	27,864	4,124
Verizon Communications, Inc.	220,770	13,337
		77,003
Consumer Discretionary (5.8%):
Amazon.com, Inc. (b)	10,302	32,637
Burlington Stores, Inc. (b)	3,733	816
Dollar Tree, Inc. (b)	7,900	863
eBay, Inc.	41,345	2,085
General Motors Co.	8,800	386
LKQ Corp. (b)	20,800	733
Lululemon Athletica, Inc. (b)	2,855	1,057
Marriott International, Inc. Class A	10,551	1,339
McDonald's Corp.	86,339	18,773
Ross Stores, Inc.	111,294	11,966
The TJX Cos., Inc.	150,782	9,576
		80,231
Consumer Staples (4.0%):
Colgate-Palmolive Co.	234,082	20,047
Keurig Dr Pepper, Inc.	37,600	1,145
Mondelez International, Inc. Class A	17,100	983
PepsiCo, Inc.	131,277	18,934
The Estee Lauder Cos., Inc. Class A	58,574	14,369
		55,478

See notes to financial statements.

15

USAA Mutual Funds Trust USAA Sustainable World Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Energy (1.2%):
Chevron Corp.	9,200	$802
ConocoPhillips	228,788	9,051
Enterprise Products Partners LP	43,300	840
Phillips 66	94,021	5,696
		16,389
Financials (6.6%):
Aflac, Inc.	12,100	532
American Express Co.	19,782	2,346
Bank of America Corp.	522,372	14,710
Brown & Brown, Inc.	11,600	522
Cboe Global Markets, Inc.	4,200	384
Citigroup, Inc.	8,700	479
Discover Financial Services	7,500	571
JPMorgan Chase & Co.	164,945	19,444
MSCI, Inc.	32,665	13,374
S&P Global, Inc.	37,564	13,214
State Street Corp.	22,433	1,581
The Bank of New York Mellon Corp.	52,417	2,051
The Charles Schwab Corp.	51,339	2,504
The Goldman Sachs Group, Inc.	12,851	2,963
The PNC Financial Services Group, Inc.	66,001	9,113
The Progressive Corp.	83,372	7,262
U.S. Bancorp	16,800	726
Voya Financial, Inc.	7,800	449
		92,225
Health Care (7.6%):
Abbott Laboratories	29,425	3,184
Amedisys, Inc. (b)	21,871	5,354
Amgen, Inc.	54,183	12,031
Cigna Corp.	4,300	899
CVS Health Corp.	106,613	7,227
Edwards Lifesciences Corp. (b)	9,730	816
Eli Lilly & Co.	96,258	14,020
Hill-Rom Holdings, Inc.	6,600	626
Humana, Inc.	1,600	641
IDEXX Laboratories, Inc. (b)	27,784	12,808
Johnson & Johnson	122,232	17,684
Masimo Corp. (b)	2,315	589
Medtronic PLC	57,745	6,566
Pfizer, Inc.	14,600	559
Quest Diagnostics, Inc.	3,100	384
Stryker Corp.	17,178	4,009
The Cooper Cos., Inc.	6,079	2,038
Thermo Fisher Scientific, Inc.	15,491	7,203
UnitedHealth Group, Inc.	4,210	1,416
Veeva Systems, Inc. Class A (b)	2,943	815
Vertex Pharmaceuticals, Inc. (b)	2,255	514

See notes to financial statements.

16

USAA Mutual Funds Trust USAA Sustainable World Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Waters Corp. (b)	9,218	$2,139
Zimmer Biomet Holdings, Inc.	24,334	3,629
Zoetis, Inc.	5,730	919
		106,070
Industrials (4.3%):
3M Co.	72,196	12,470
Carrier Global Corp.	13,996	533
CoStar Group, Inc. (b)	1,032	940
Dover Corp.	2,700	329
Equifax, Inc.	12,542	2,093
HD Supply Holdings, Inc. (b)	207,957	11,600
Honeywell International, Inc.	90,992	18,555
Kansas City Southern	21,159	3,939
Otis Worldwide Corp.	16,252	1,088
Parker-Hannifin Corp.	2,700	722
Raytheon Technologies Corp.	6,700	481
Uber Technologies, Inc. (b)	21,180	1,052
Union Pacific Corp.	11,850	2,418
United Parcel Service, Inc. Class B	13,893	2,377
United Rentals, Inc. (b)	2,300	522
		59,119
Information Technology (14.5%):
Adobe, Inc. (b)	2,315	1,108
Amphenol Corp. Class A	10,184	1,332
Apple, Inc.	395,443	47,077
Cadence Design Systems, Inc. (b)	4,708	548
Cisco Systems, Inc.	368,164	15,838
Cognizant Technology Solutions Corp. Class A	29,095	2,273
EPAM Systems, Inc. (b)	2,710	874
Euronet Worldwide, Inc. (b)	7,000	941
Fidelity National Information Services, Inc.	16,789	2,492
FleetCor Technologies, Inc. (b)	2,500	663
Leidos Holdings, Inc.	5,600	564
Mastercard, Inc. Class A	73,786	24,830
Microchip Technology, Inc.	8,397	1,128
Microsoft Corp.	212,258	45,438
NVIDIA Corp.	31,860	17,079
Oracle Corp.	49,638	2,865
PayPal Holdings, Inc. (b)	18,667	3,997
salesforce.com, Inc. (b)	4,290	1,054
ServiceNow, Inc. (b)	2,823	1,509
Texas Instruments, Inc.	124,227	20,032
The Trade Desk, Inc. Class A (b)	1,115	1,005
Twilio, Inc. Class A (b)	1,647	527
Visa, Inc. Class A	40,023	8,419
		201,593

See notes to financial statements.

17

USAA Mutual Funds Trust USAA Sustainable World Fund	Schedule of Portfolio Investments — continued November 30, 2020

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Materials (0.3%):
PPG Industries, Inc.	17,913	$2,629
Sealed Air Corp.	25,300	1,140
		3,769
Real Estate (0.7%):
American Tower Corp.	3,845	889
Equity LifeStyle Properties, Inc.	6,500	381
National Retail Properties, Inc.	11,600	437
Prologis, Inc.	81,684	8,173
		9,880
Utilities (1.0%):
Exelon Corp.	14,200	583
FirstEnergy Corp.	11,600	308
MGE Energy, Inc.	176,382	12,112
Vistra Corp.	53,800	1,005
		14,008
		715,765
Total Common Stocks (Cost $994,556)		1,366,619
Warrants (0.0%) (a)
Switzerland (0.0%):
Consumer Discretionary (0.0%):
Cie Financiere Richemont SA	55,260	11
Total Warrants (Cost $—)		11
Exchange-Traded Funds (0.1%)
United States (0.1%):
iShares Core MSCI EAFE ETF	31,693	2,099
Total Exchange-Traded Funds (Cost $2,009)		2,099
Total Investments (Cost $996,565) — 98.7%		1,368,729
Other assets in excess of liabilities — 1.3%		17,849
NET ASSETS — 100.00%		$1,386,578

(a)  Amount represents less than 0.05% of net assets.

(b)  Non-income producing security.

(c)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of November 30, 2020, the fair value of these securities was $4,042 (thousands) and amounted to 0.3% of net assets.

See notes to financial statements.

18

USAA Mutual Funds Trust USAA Sustainable World Fund	Schedule of Portfolio Investments — continued November 30, 2020

  (Unaudited)

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

LP — Limited Partnership

PCL — Public Company Limited

PLC — Public Limited Company

REIT — Real Estate Investment Trust

See notes to financial statements.

19

USAA Mutual Funds Trust	Statement of Assets and Liabilities November 30, 2020

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

USAA Sustainable World Fund
Assets:
Investments, at value (Cost $996,565)	$1,368,729
Foreign currency, at value (Cost $411)	411
Cash and cash equivalents	9,307
Receivables:
Interest and dividends	1,717
Capital shares issued	285
Investments sold	7,680
Reclaims	1,583
From Adviser	9
Prepaid expenses	37
Total assets	1,389,758
Liabilities:
Payables:
Investments purchased	1,076
Capital shares redeemed	773
Accrued foreign capital gains taxes	122
Accrued expenses and other payables:
Investment advisory fees	838
Administration fees	167
Custodian fees	61
Transfer agent fees	120
Compliance fees	1
12b-1 fees	1
Other accrued expenses	21
Total liabilities	3,180
Net Assets:
Capital	956,389
Total accumulated earnings/(loss)	430,189
Net assets	$1,386,578
Net Assets
Fund Shares	$1,372,502
Institutional Shares	6,964
Class A shares	7,112
Total	$1,386,578
Shares (unlimited number of shares authorized with no par value):
Fund Shares	48,972
Institutional Shares	248
Class A shares	254
Total	49,474
Net asset value, offering and redemption price per share: (a)
Fund Shares	$28.03
Institutional Shares	$28.08
Class A shares	$28.01
Maximum Sales Charge — Class A shares	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A shares	$29.72

(a)  Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

20

USAA Mutual Funds Trust	Statement of Operations For the Six Months Ended November 30, 2020

(Amounts in Thousands)  (Unaudited)

USAA Sustainable World Fund
Investment Income:
Dividends	$12,977
Interest	1
Securities lending (net of fees)	34
Foreign tax withholding	(674)
Total income	12,338
Expenses:
Investment advisory fees	4,968
Administration fees — Fund Shares	975
Administration fees — Institutional Shares	3
Administration fees — Class A shares	5
Sub-Administration fees	20
12b-1 fees — Class A shares	8
Custodian fees	131
Transfer agent fees — Fund Shares	811
Transfer agent fees — Institutional Shares	3
Transfer agent fees — Class A shares	3
Trustees' fees	26
Compliance fees	4
Legal and audit fees	44
State registration and filing fees	36
Interfund lending fees	— (a)
Other expenses	65
Total expenses	7,102
Expenses waived/reimbursed by Adviser	(18)
Net expenses	7,084
Net Investment Income (Loss)	5,254
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency translations	66,897
Foreign taxes on realized gains	(8)
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations	165,804
Net change in unrealized appreciation/depreciation on foreign capital gains taxes	(71)
Net realized/unrealized gains (losses) on investments	232,622
Change in net assets resulting from operations	$237,876

(a)  Rounds to less than $1 thousand.

See notes to financial statements.

21

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)

	USAA Sustainable World Fund
	Six Months Ended November 30, 2020 (unaudited)	Year Ended May 31, 2020
From Investments:
Operations:
Net investment income (loss)	$5,254	$13,124
Net realized gains (losses) from investments	66,889	406,737
Net change in unrealized appreciation/depreciation on investments	165,733	(320,704)
Change in net assets resulting from operations	237,876	99,157
Distributions to Shareholders:
Fund Shares	—	(426,145)
Institutional Shares	—	(4,055)
Class A shares	—	(2,733)
Change in net assets resulting from distributions to shareholders	—	(432,933)
Change in net assets resulting from capital transactions	(92,852)	273,969
Change in net assets	145,024	(59,807)
Net Assets:
Beginning of period	1,241,554	1,301,361
End of period	$1,386,578	$1,241,554

(continues on next page)

See notes to financial statements.

22

USAA Mutual Funds Trust	Statements of Changes in Net Assets

(Amounts in Thousands)   (continued)

	USAA Sustainable World Fund
	Six Months Ended November 30, 2020 (unaudited)	Year Ended May 31, 2020
Capital Transactions:
Fund Shares
Proceeds from shares issued	$22,858	$85,742
Distributions reinvested	—	419,589
Cost of shares redeemed	(114,848)	(228,526)
Total Fund Shares	$(91,990)	$276,805
Institutional Shares
Proceeds from shares issued	$600	$958
Distributions reinvested	—	2,199
Cost of shares redeemed	(942)	(6,304)
Total Institutional Shares	$(342)	$(3,147)
Class A shares
Proceeds from shares issued	$6,492	$969
Distributions reinvested	—	556
Cost of shares redeemed	(7,012)	(1,214)
Total Class A shares	$(520)	$311
Change in net assets resulting from capital transactions	$(92,852)	$273,969
Share Transactions:
Fund Shares
Issued	889	3,075
Reinvested	—	16,485
Redeemed	(4,486)	(8,689)
Total Fund Shares	(3,597)	10,871
Institutional Shares
Issued	23	36
Reinvested	—	86
Redeemed	(37)	(269)
Total Institutional Shares	(14)	(147)
Class A shares
Issued	273	36
Reinvested	—	22
Redeemed	(294)	(47)
Total Class A shares	(21)	11
Change in Shares	(3,632)	10,735

See notes to financial statements.

23

USAA Mutual Funds Trust	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA Sustainable World Fund
Fund Shares
Six Months Ended November 30, 2020 (unaudited)	$23.38	0.10	(d)	4.55	4.65	—	—
Year Ended May 31, 2020	$30.71	0.27	(d)	2.87	3.14	(0.32)	(10.15)
Year Ended May 31, 2019	$31.82	0.33		0.51	0.84	(0.28)	(1.67)
Year Ended May 31, 2018	$31.16	0.30		1.78	2.08	(0.23)	(1.19)
Year Ended May 31, 2017	$27.20	0.19		4.55	4.74	(0.21)	(0.57)
Year Ended May 31, 2016	$28.69	0.21		(0.95)	(0.74)	(0.19)	(0.56)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two year period beginning July 1, 2019 and in effect through September 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

(e)  Reflects increased trading activity due to current year transition or asset allocation shift.

See notes to financial statements.

24

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

					Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Redemption Fees Added to Beneficial Interests	Net Asset Value, End of Period	Total Return (Excludes Sales Charges) *(a)	Net Expenses^(b)	Net Investment Income (Loss)(b)	Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA Sustainable World Fund
Fund Shares
Six Months Ended November 30, 2020 (unaudited)	—	—	$28.03	19.89%	1.07%	0.80%	1.07%	$1,372,502	33%
Year Ended May 31, 2020	(10.47)	—	$23.38	7.81%	1.07%	0.98%	1.07%	$1,228,986	103	%(e)
Year Ended May 31, 2019	(1.95)	—	$30.71	3.23%	1.09%	1.09%	1.09%	$1,280,661	8%
Year Ended May 31, 2018	(1.42)	—	$31.82	6.68%	1.10%	0.98%	1.10%	$1,353,880	10%
Year Ended May 31, 2017	(0.78)	—	$31.16	17.81%	1.13%	0.72%	1.13%	$1,319,357	12%
Year Ended May 31, 2016	(0.75)	—	$27.20	(2.49)%	1.17%	0.81%	1.17%	$1,157,148	10%

(continues on next page)

See notes to financial statements.

25

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
USAA Sustainable World Fund
Institutional Shares
Six Months Ended November 30, 2020 (unaudited)	$23.42	0.11	(d)	4.55	4.66	—	—
Year Ended May 31, 2020	$30.74	0.29	(d)	2.86	3.15	(0.32)	(10.15)
Year Ended May 31, 2019	$31.75	0.38		0.48	0.86	(0.20)	(1.67)
Year Ended May 31, 2018	$31.14	0.29		1.80	2.09	(0.29)	(1.19)
Year Ended May 31, 2017	$27.14	0.20		4.55	4.75	(0.18)	(0.57)
August 10, 2015 (f) through May 31, 2016	$28.83	0.24		(1.11)	(0.87)	(0.26)	(0.56)
Class A shares
Six Months Ended November 30, 2020 (unaudited)	$23.40	0.07	(d)	4.54	4.61	—	—
Year Ended May 31, 2020	$30.77	0.19	(d)	2.86	3.05	(0.27)	(10.15)
Year Ended May 31, 2019	$31.86	0.24	(d)	0.53	0.77	(0.19)	(1.67)
Year Ended May 31, 2018	$31.07	0.18	(d)	1.80	1.98	— (g)	(1.19)
Year Ended May 31, 2017	$27.13	0.12		4.53	4.65	(0.14)	(0.57)
Year Ended May 31, 2016	$28.55	0.14		(0.93)	(0.79)	(0.07)	(0.56)

*  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.

^  The net expense ratio may not correlate to the applicable expense limits in place during the period since the current contractual expense limitation is applied for a two year period beginning July 1, 2019 and in effect through September 30, 2021, instead of coinciding with the Fund's fiscal year end. Details of the current contractual expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(d)  Per share net investment income (loss) has been calculated using the average daily shares method.

See notes to financial statements.

26

USAA Mutual Funds Trust	Financial Highlights — continued

For a Share Outstanding Throughout Each Period  (continued)

						Ratios to Average Net Assets				Supplemental Data
	Total Distributions	Redemption Fees Added to Beneficial Interests		Net Asset Value, End of Period	Total Return (Excludes Sales Charges) *(a)	Net Expenses^(b)		Net Investment Income (Loss)(b)	Gross Expenses(b)	Net Assets, End of Period (000's)	Portfolio Turnover(a)(c)
USAA Sustainable World Fund
Institutional Shares
Six Months Ended November 30, 2020 (unaudited)	—	—		$28.08	19.90%	1.01%		0.86%	1.30%	$6,964	33%
Year Ended May 31, 2020	(10.47)	—		$23.42	7.85%	1.00%		1.00%	1.13%	$6,143	103	%(i)
Year Ended May 31, 2019	(1.87)	—		$30.74	3.29%	1.05	%(e)	1.13%	1.11%	$12,567	8%
Year Ended May 31, 2018	(1.48)	—		$31.75	6.70%	1.10%		1.19%	1.10%	$30,127	10%
Year Ended May 31, 2017	(0.75)	—		$31.14	17.89%	1.09%		0.78%	1.37%	$6,877	12%
August 10, 2015 (f) through May 31, 2016	(0.82)	—		$27.14	(2.92)%	1.10%		1.11%	1.54%	$5,228	10%
Class A shares
Six Months Ended November 30, 2020 (unaudited)	—	—		$28.01	19.70%	1.35%		0.51%	1.63%	$7,112	33%
Year Ended May 31, 2020	(10.42)	—		$23.40	7.49%	1.35%		0.68%	1.43%	$6,425	103	%(i)
Year Ended May 31, 2019	(1.86)	—		$30.77	2.98%	1.35%		0.76%	1.46%	$8,133	8%
Year Ended May 31, 2018	(1.19)	—	(g)	$31.86	6.36%	1.39	%(h)	0.57%	1.43%	$10,114	10%
Year Ended May 31, 2017	(0.71)	—	(g)	$31.07	17.50%	1.42%		0.45%	1.42%	$19,722	12%
Year Ended May 31, 2016	(0.63)	—	(g)	$27.13	(2.72)%	1.42%		0.49%	1.42%	$16,580	10%

(e)  Effective October 1, 2018, USAA Asset Management Company ("AMCO") had voluntarily agreed to limit the annual expenses of the Institutional Shares to 1.00% of the Institutional Shares' average daily net assets.

(f)  Commencement of operations.

(g)  Amount is less than $0.005 per share.

(h)  Effective October 1, 2017, AMCO had voluntarily agreed to limit the annual expenses of the Class A shares to 1.35% of the Class A shares' average daily net assets.

(i)  Reflects increased trading activity due to current year transition or asset allocation shift.

See notes to financial statements.

27

USAA Mutual Funds Trust	Notes to Financial Statements November 30, 2020

  (Unaudited)

1. Organization:

USAA Mutual Funds Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 46 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the USAA Sustainable World Fund (the "Fund"). The Fund offers three classes of shares: Fund Shares, Institutional Shares and Class A shares. The Fund is classified as diversified under the 1940 Act.

Effective October 1, 2020, the Fund changed its name from USAA World Growth Fund, changed its benchmark index from the MSCI World Index to the MSCI ACWI (All-Country World Index), and made corresponding changes to its principal investment strategy to reflect the repositioning of the Fund as a sustainability fund.

Effective June 29, 2020, the Fund's Adviser Shares were redesignated Class A shares and became subject to a front-end sales charge.

Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

28

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees (the "Board") oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Fund's NAV is calculated. The Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are considered as Level 2 in the fair value hierarchy.

A summary of the valuations as of November 30, 2020, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
Common Stocks	$803,770	$562,849	$—	$1,366,619
Warrants	11	—	—	11
Exchange-Traded Funds	2,099	—	—	2,099
Total	$805,880	$562,849	$—	$1,368,729

For the six months ended November 30, 2020, there were no transfers in or out of the Level 3 fair value hierarchy.

Real Estate Investment Trusts ("REITs"):

The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Fund or when such information becomes known.

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase

29

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Foreign Exchange Currency Contracts:

The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund's foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of November 30, 2020, the Fund had no open forward foreign exchange currency contracts.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discount. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends, and gains as a result of certain investments in ADRs by the Fund has been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Fund, through a securities lending agreement with Citibank, N.A. ("Citibank"), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income, net of income retained by Citibank. Borrowers are required to secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are cured the next business day once the shortfall exceeds $100 thousand. Collateral may be cash, U.S. government securities, or other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. Cash collateral may be invested in high-quality short-term investments, primarily open-end investment companies. Collateral requirements are determined daily based on the value of the Fund's securities on loan as of the end of the prior business day. During the
30

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Risks relating to securities-lending transactions include that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Noncash collateral received by the Fund may not be sold or re-pledged, except to satisfy borrower default. Cash collateral is listed on the Fund's Schedule of Portfolio Investments and Financial Statements while non-cash collateral is not included.

At November 30, 2020, the Fund had no securities on loan.

Foreign Currency Translations:

The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statement of Operations. Any realized gains or losses from these fluctuations, including foreign currency arising from in-kind redemptions, are disclosed as net realized gains or losses from investment transactions and foreign currency translations on the Statement of Operations.

Foreign Taxes:

The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Federal Income Taxes:

It is the Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of May 31.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, 12b-1 fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

31

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

3. Purchases and Sales:

Cost of purchases and proceeds from sales/maturities of securities (excluding securities maturing less than one year from acquisition) for the six months ended November 30, 2020, were as follows for the Fund (amounts in thousands):

Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)
$418,231	$513,158

There were no purchases and sales of U.S. government securities during the six months ended November 30, 2020

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly-owned direct subsidiary of Victory Capital Operating, LLC. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average daily net assets. Amounts incurred and paid to VCM for the six months ended November 30, 2020, are reflected on the Statement of Operations as Investment Advisory fees.

On November 6, 2018, United Services Automobile Association ("USAA"), the parent company of USAA Asset Management Company ("AMCO"), the prior investment adviser to the Fund announced that AMCO would be acquired by Victory Capital Holdings Inc. (the "Transaction"). A special shareholder meeting was held on April 18, 2019, at which shareholders of the Fund approved a new investment advisory agreement between the Trust, on behalf of the Fund, and Victory Capital Management Inc. ("Victory Capital"). The Transaction closed on July 1, 2019. Effective July 1, 2019, VCM replaced AMCO as the investment adviser to the Fund and no performance adjustments were made for the periods beginning July 1, 2019, through June 30, 2020. Only performance beginning as of July 1, 2019, and thereafter is utilized in calculating future performance adjustments.

The performance adjustment for each share class is accrued daily and calculated monthly by comparing each class' performance to that of the Lipper Global Funds Index. The Lipper Global Funds Index tracks the total return performance of funds within the Lipper Global Funds Index category.

The performance period for each share class consists of the current month plus the previous 35 months (or the number of months beginning July 1, 2019, if fewer). The following table is utilized to determine the extent of the performance adjustment:

Over/Under Performance Relative to Index (in basis points)(a)	Annual Adjustment Rate (in basis points)(a)
+/- 100 to 400	+/- 4
+/- 401 to 700	+/- 5
+/- 701 and greater	+/- 6

(a) Based on the difference between average annual performance of the relevant share class of the Fund and its relevant Lipper index, rounded to the nearest basis point. Average daily net assets of the share class are calculated over a rolling 36 month period.

32

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

Each class' annual performance adjustment rate is multiplied by the average daily net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance), or subtracted from (in the case of underperformance) the base fee.

Under the performance fee arrangement, each class pays a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Global Funds Index over that period, even if the class has overall negative returns during the performance period.

For the period July 1, 2020 through November 30, 2020, performance adjustments for Fund Shares, Institutional Shares and Class A shares were $44, less than $1 thousand and less than $(1) thousand, respectively. For the Fund Shares, Institutional Shares and Class A shares the performance adjustments were 0.01%, 0.01% and less than (0.01)% of average daily net assets, respectively.

The Trust relies on an exemptive order granted to VCM and its affiliated funds by the SEC in March 2019 permitting the use of a "manager-of-managers" structure for certain funds. Under a manager-of-managers structure, the investment adviser may select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the day-to-day investment of a fund's assets.

VCM entered into an Investment Subadvisory Agreement with MFS Investment Management ("MFS"), under which MFS directs the investment and reinvestment of the Fund's assets (as allocated from time to time by VCM). This arrangement provides for monthly fees that are paid by VCM. VCM (not the Fund) pays the subadviser fees.

Administration and Servicing Fees:

VCM serves as the Fund's administrator and fund accountant. Under the Administration, Servicing and Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.15% of average daily net assets for both Fund Shares and Class A shares, and 0.10% of average daily net assets of the Institutional Shares. Amounts incurred for the six months ended November 30, 2020, are reflected on the Statement of Operations as Administration fees.

The Fund (as part of the Trust) has entered into an agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. Funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and Victory Portfolios II (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended November 30, 2020, are reflected on the Statement of Operations as Compliance fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the six months ended November 30, 2020, are reflected on the Statement of Operations as Sub-Administration fees.

Transfer Agency Fees:

Victory Capital Transfer Agency, Inc. ("VCTA") provides transfer agency services to the Fund. VCTA, an affiliate of the Adviser, provides transfer agent services to the Fund Shares based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. VCTA pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. Transfer agent's fees for Institutional Shares and Class A shares are paid monthly based on a fee accrued daily at an annualized rate of 0.10%, of average daily net assets, plus out-of-pocket

33

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

expenses. Amounts incurred and paid to VCTA for the six months ended November 30, 2020, are reflected on the Statement of Operations as Transfer Agent fees.

FIS Investor Services LLC serves as sub-transfer agent and dividend disbursing agent for the Fund pursuant to a Sub-Transfer Agent agreement between VCTA and FIS Investor Services LLC. VCTA provides FIS Investor Services LLC a fee for providing these services.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust. Effective June 30, 2020, the Distributor's name was changed from Victory Capital Advisers, Inc.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A shares. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class A shares of the Fund. Amounts incurred and paid to VCTA for the six months ended November 30, 2020, are reflected on the Statement of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commissions on sales of the Class A shares of the Fund. For the six months ended November 30, 2020, the Distributor did not receive any commissions.

Other Fees:

Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Amounts incurred for the six months ended November 30, 2020, are reflected on the Statement of Operations as Custodian fees.

K&L Gates LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Fund until at least September 30, 2021. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures, which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business are excluded from the expense limits. As of November 30, 2020, the expense limits (excluding voluntary waivers) are 1.09%, 1.00%, and 1.35% for Fund Shares, Institutional Shares and Class A shares, respectively.

Under this expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. As of November 30, 2020, the following amounts are available to be repaid to the Adviser (amounts in thousands). The Fund has not recorded any amounts available to be repaid as a liability due to an assessment that such repayment is not probable at November 30, 2020.

Expires May 31, 2023	Expires May 31, 2024	Total
$14	$18	$32

The Adviser may voluntarily waive or reimburse additional fees to assist the Fund in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended November 30, 2020.

Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, Administrator, Sub-Administrator, Sub-Fund Accountant, and Legal.

34

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

5. Risks:

The Fund may be subject to other risks in addition to these identified risks.

Geopolitical/Natural Disaster Risk — Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. Likewise, systemic market dislocations of the kind that occurred during the financial crisis that began in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Fund's investments. Some countries, including the United States, are adopting more protectionist trade policies and moving away from the tighter financial industry regulations that followed the 2008 financial crisis, which may also affect the value of a Fund's investments.

Political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of a Fund's investments, increase uncertainty in or impair the operation of the U.S. or other securities markets and degrade investor and consumer confidence, perhaps suddenly and to a significant degree.

An outbreak of disease called COVID-19 has spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in international, national and local border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and consumer activity, significant challenges in healthcare service preparation and delivery, quarantines and general concern and uncertainty. These negative impacts have caused significant volatility and declines in global financial markets, which have caused losses for Fund investors during and subsequent to period end. The impact of the COVID-19 pandemic last for an extended period of time, and could result in a substantial economic downturn or recession. Public health crises may exacerbate other pre-existing political, social, economic, market and financial risks. The extent of the impact to the financial performance of the Funds' investments will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Stock Market Risk — Overall stock market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises, and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.

Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected due to poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations, war, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods.

Foreign Securities Risk — Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

35

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

6. Borrowing and Interfund Lending:

Line of Credit:

For the six months ended November 30, 2020, the Victory Funds Complex participated in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 29, 2020 with a termination date of June 28, 2021. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs. For the six months ended November 30, 2020, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one month LIBOR plus one percent) on amounts borrowed. Effective June 29, 2020, under an amended Line of Credit agreement, Citibank will also receive an annual upfront fee of 0.10% on the $300 million committed line of credit. Each fund in the Victory Funds Complex will pay a pro-rata portion of the upfront fee. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.

The Fund had no borrowings under the Line of Credit agreement during the six months ended November 30, 2020.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other Fund, that is permitted to participate in the Facility, in the Victory Funds Complex relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to the Fund, if any, during the period is reflected on the Statement of Operations under Interfund lending fees. As a Lender, interest earned by the Fund, if any, during the period is reflected on the Statement of Operations under Income on Interfund lending.

The average borrowing or lending for the days outstanding and average interest rate for the Fund during the six months ended November 30, 2020 were as follows (amounts in thousands):

Borrower or Lender	Amount Outstanding at November 30, 2020	Average Borrowing*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
Borrower	$—	$732	1	0.61%	$732

*  For the six months ended November 30, 2020, based on the number of days borrowings were outstanding.

7. Federal Income Tax Information:

The Fund intends to declare and distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.

The amounts of dividends from net investment income and distributions from net realized gains (collectively distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary

36

USAA Mutual Funds Trust	Notes to Financial Statements — continued November 30, 2020

  (Unaudited)

differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending May 31, 2021.

37

USAA Mutual Funds Trust	Supplemental Information November 30, 2020

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (800) 539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2020 through November 30, 2020.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/1/20	Actual Ending Account Value 11/30/20	Hypothetical Ending Account Value 11/30/20	Actual Expenses Paid During Period 6/1/20- 11/30/20*	Hypothetical Expenses Paid During Period 6/1/20- 11/30/20*	Annualized Expense Ratio During Period 6/1/20- 11/30/20
Fund Shares	$1,000.00	$1,198.90	$1,019.70	$5.90	$5.42	1.07%
Institutional Shares	1,000.00	1,199.00	1,020.00	5.57	5.11	1.01%
Class A shares	1,000.00	1,197.00	1,018.30	7.44	6.83	1.35%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

38

USAA Mutual Funds Trust	Supplemental Information — continued November 30, 2020

  (Unaudited)

For the period July 1, 2020 to November 30, 2020, performance adjustments were applied to the Fund. The annualized expense ratio of 1.01% for the Institutional Shares as represented in the table above, reflect these adjustments. The values in the table below reflect your costs (in dollars) of investing in the Fund, had these adjustments not been applied for the six months ended November 30, 2020.

	Beginning Acount Value 6/1/20	Actual Ending Acount Value 11/30/20	Hypothetical Ending Acount Value 11/30/20	Actual Expenses Paid During Period 6/1/20- 11/30/20*	Hypothetical Expenses Paid During Period 6/1/20- 11/30/20*	Annualized Expense Ratio During Period 6/1/20- 11/30/20
Institutional Shares	$1,000.00	$1,199.00	$1,020.05	$5.51	$5.06	1.00%

39

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call
vcm.com	(800) 235-8396

23412-0121

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)     Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)     Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	USAA Mutual Fund Trust

By (Signature and Title)*	/s/ James K. De Vries
James K. De Vries, Principal Financial Officer

Date	February 4, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	February 4, 2021

By (Signature and Title)*	/s/ James K. De Vries
James K. De Vries, Principal Financial Officer

Date	February 4, 2021